           [LOGO OF MAINSTAY INSTITUTIONAL FUNDS INC. APPEARS HERE]


                                 MAINSTAY(R)

                                INSTITUTIONAL

                                  FUNDS INC.





                                     1997

                                 ANNUAL REPORT


                               December 31, 1997

Performance Highlights--Total Returns*

Year Ended December 31, 1997

                                                                                                   ---------------------------------
                                                                                                         SEC Average Annual
                                                                                                            Total Returns
                                                                                                       as of December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

Funds                                      1991    1992     1993    1994    1995    1996    1997   1 Year   5 Year   Since Inception
------------------------------------------------------------------------------------------------------------------------------------
 Equity Funds
------------------------------------------------------------------------------------------------------------------------------------
 EAFE Index (Instl. Class)+                10.10%  -12.22%  28.97%   6.83%   9.03%   6.45%   0.40%    0.40%    9.93%         6.47%
------------------------------------------------------------------------------------------------------------------------------------
 EAFE Index (Serv. Class)++                10.10   -12.22   28.97    6.83    8.63    6.37    0.08     0.08     9.76          6.35
------------------------------------------------------------------------------------------------------------------------------------
 Growth Equity (Instl. Class)+             67.00     5.63    9.59   -2.23   37.88   21.62   24.73    24.73    17.52         21.68
------------------------------------------------------------------------------------------------------------------------------------
 Growth Equity (Serv. Class)++             67.00     5.63    9.59   -2.23   37.50   21.29   24.50    24.50    17.34         21.55
------------------------------------------------------------------------------------------------------------------------------------
 Indexed Equity (Instl. Class)+            29.80     7.19    9.41    0.90   36.88   22.57   32.88    32.88    19.74         19.21
------------------------------------------------------------------------------------------------------------------------------------
 Indexed Equity (Serv. Class)++            29.80     7.19    9.41    0.90   36.70   22.21   32.60    32.60    19.58         19.10
------------------------------------------------------------------------------------------------------------------------------------
 International Equity (Instl. Class)(S)      N/A    -5.37   25.03    8.36    7.17   12.09    5.44     5.44    11.41          9.35
------------------------------------------------------------------------------------------------------------------------------------
 International Equity (Serv. Class)(S)       N/A    -5.37   25.03    8.36    6.86   11.59    4.88     4.88    11.12          9.10
------------------------------------------------------------------------------------------------------------------------------------
 Multi-Asset (Instl. Class)+               17.90     7.09    8.79   -0.86   26.81   16.16   26.69    26.69    15.02         14.24
------------------------------------------------------------------------------------------------------------------------------------
 Multi-Asset (Serv. Class)++               17.90     7.09    8.79   -0.86   26.70   15.89   26.30    26.30    14.87         14.14
------------------------------------------------------------------------------------------------------------------------------------
 Value Equity (Instl. Class)+              36.60    20.71   14.90    1.22   29.42   22.41   22.63    22.63    17.71         20.65
------------------------------------------------------------------------------------------------------------------------------------
 Value Equity (Serv. Class)++              36.60    20.71   14.90    1.22   29.32   22.10   22.28    22.28    17.56         20.54
------------------------------------------------------------------------------------------------------------------------------------

 Income Funds
------------------------------------------------------------------------------------------------------------------------------------
 Bond (Instl. Class)+                      14.00%    6.39%   9.74%  -3.31%  17.88%   2.80%   8.57%    8.57%    6.90%         7.81%
------------------------------------------------------------------------------------------------------------------------------------
 Bond (Serv. Class)++                      14.00     6.39    9.74   -3.31   17.55    2.62    8.21     8.21     6.73          7.69
------------------------------------------------------------------------------------------------------------------------------------
 Indexed Bond (Instl. Class)+              14.70     7.09    9.64   -3.44   18.07    2.55    9.01     9.01     6.92          8.02
------------------------------------------------------------------------------------------------------------------------------------
 Indexed Bond (Serv. Class)++              14.70     7.09    9.64   -3.44   17.97    2.34    8.75     8.75     6.81          7.93
------------------------------------------------------------------------------------------------------------------------------------
 International Bond (Instl. Class)(S)      18.73     7.68   14.56    3.11   18.46   14.32    2.62     2.62    10.42          9.80
------------------------------------------------------------------------------------------------------------------------------------
 International Bond (Serv. Class)(S)       18.73     7.68   14.56    3.11   18.26   14.08    2.27     2.27    10.26          9.70
------------------------------------------------------------------------------------------------------------------------------------
 Money Market+++ (Instl. Class)+            5.95     3.66    2.89    3.88    5.63    5.11    5.27     5.27     4.55          4.62
------------------------------------------------------------------------------------------------------------------------------------
 Money Market+++ (Serv. Class)++            5.95     3.66    2.89    3.88    5.46    4.85    5.01     5.01     4.41          4.52
------------------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond (Instl. Class)+           11.30     5.94    5.67    0.11   10.27    4.81    6.13     6.13     5.35          6.26
------------------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond (Serv. Class)++           11.30     5.94    5.67    0.11   10.07    4.46    5.98     5.98     5.21          6.16
-----------------------------------------------------------------------------------------------------------------------------------

* Total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends, and, for the Service Class shares, include the service fee of .25%.

+ The inception date of these Institutional Class shares and the date such shares were first offered to the public is 1/2/91.

++ Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Funds' inception (1/2/91) up to December 31, 1994. Performance figures for these two Classes after this date will vary based on differences in their expense structures.

(S) The inception date of the International Equity Fund and International Bond Fund shares and the date such shares were first offered to the public is 1/1/95. The inception dates of the International Equity Fund and International Bond Fund's predecessor separate accounts (Separate Accounts) are 7/31/92 and 1/31/90, respectively. Performance figures include the historical performance of the respective Separate Account for the period prior to the Fund's commencement of operations on January 1, 1995. MacKay Shields Financial Corporation, the Funds' investment sub-adviser, served as investment adviser to the Separate Accounts, and the investment objectives, policies, restrictions, guidelines, and management style of the Separate Accounts were substantially similar to those of the respective Funds. Performance figures for the period prior to January 1, 1995 have been calculated using the Separate Accounts' expense structures, which generally was higher than the expense structure of the Funds. The Separate Accounts were not registered under the Investment Company Act of 1940 ("1940 Act") and therefore were not subject to certain investment restrictions imposed under the 1940 Act. If the Separate Accounts had been registered under the 1940 Act, the Separate Accounts' performance may have been adversely affected.

+++ The Money Market Fund-Institutional Class had an effective 7-day yield of
    5.45% with a current 7-day yield of 5.31%, both as of 12/31/97. The Money Market Fund-Service Class had an effective 7-day yield of 5.19% with a current 7-day yield of 5.06%, both as of 12/31/97. These yields reflect certain expense limitations. Had these expenses not been limited, the effective 7-day yield and the current 7-day yield would have been 5.28% and 5.15%, respectively, for the Institutional Class and 5.02% and 4.90%, respectively, for the Service Class. These expense limitations are voluntary and may be terminated or revised at any time.

    Investments in the Money Market Fund are neither insured nor guaranteed by the U.S. government, and there is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that upon redemption, shares may be worth more or less than their original cost.

    Performance figures (through 1993 for the Value Equity Fund and Growth Equity Fund and 1996 for the Multi-Asset Fund) reflect certain fee waivers and/or expense limitations. As a result, total return figures, which take into account these fee waivers and/or expense limitations may have been lower had they not been in effect. The fee waivers and expense limitations are voluntary and may be terminated at any time. Please read the prospectuses carefully before you invest or send money.

    The Funds currently offer two Classes of shares. Investors should consider, when deciding whether to purchase a particular Class of shares, the services desired and other relevant factors.

    See prospectuses for more detailed information. The Funds' prospectuses contain more information about advisory fees, other expenses and share classes. Please read them carefully before you invest or send money.

    The Institutional Class shares are sold with no sales charge. The Service Class shares, first offered 1/1/95, are sold with no initial or contingent deferred sales charge, but are subject to an annual shareholder service fee of .25%.

    Foreign investing may be subject to greater risks than domestic investing. These may include securities markets that are less efficient, less liquid and more volatile than those in the United States, as well as foreign currency fluctuations and different governmental regulatory concerns.

                               TABLE OF CONTENTS


Chairman's Letter  2
Shareholder Proxy Results  4


PORTFOLIO MANAGERS' INTERVIEWS & COMMENTS
&
FINANCIAL STATEMENTS


EQUITY FUNDS
EAFE Index Fund  8
Growth Equity Fund  24
Indexed Equity Fund  34
International Equity Fund  49
Multi-Asset Fund  65
Value Equity Fund  83

INCOME FUNDS
Bond Fund  93
Indexed Bond Fund  104
International Bond Fund  114
Money Market Fund  125
Short-Term Bond Fund  134

Note 1 Organization and Business  142
Note 2 Significant Accounting Policies  143
Note 3 Fees and Related Party Policies  148
Note 4 Federal Income Tax  151
Note 5 Financial Investments  151
Note 6 Portfolio Securities Loaned  152
Note 7 Line of Credit  152
Note 8 Purchases and Sales of Securities  154
Note 9 Capital Share Transactions  154

Report of Independent Accountants  156

CHAIRMAN'S LETTER
================================================================================
REPORT TO SHAREHOLDERS FOR THE YEAR ENDED DECEMBER 31, 1997


Investors will likely remember 1997 with mixed emotions. After a promising first quarter rise, the U.S. stock market took a disappointing turn in April. Before long, however, a recovery became apparent, and the momentum created by investor enthusiasm drove prices to record highs in early August. Then, in October, financial problems brewing in Asia culminated in a frenzy of short-term volatility. Yet, while the choppy seas which often characterized last year's financial markets left many investors feeling somewhat uncertain, overall, 1997 was a positive year.

[PHOTO APPEARS HERE]
Stephen C. Roussin, Chairman

The Dow Jones Industrial Average, a price-weighted average of 30 actively traded blue chip stocks, swung over 100 points up or down on numerous occasions. Most notable was a 554 point decline on October 27, 1997, and a 337 point rise the following day--the Dow's largest single day point rise in history. Despite this emotional roller coaster, in the end optimism reigned, with the Dow up 24.91% and the S&P 500 Index* up 33.36% at year end.

Domestic bond markets also had a good year. After the Federal Reserve Board moved to raise interest rates at the end of March, slowing economic growth and continued low inflation caused yields to decline throughout the rest of the year. The resulting bond rally caused domestic government bonds, mortgage-backed securities, and investment grade bonds+ to collectively return 9.64% in 1997.

As MainStay(R) has often noted, investments in foreign securities may be subject to greater risks than domestic investments. In 1997, several international markets experienced downturns as a result of these risks. Most western European stock markets provided double-digit returns both in local currency and U.S. dollar terms. In the third and fourth quarters, however, Asian markets suffered from currency problems and difficulties at some Japanese financial firms, which sent shock waves into stock and bond markets around the globe. A strong U.S. dollar compounded the hazards for many investors in Asian markets.

Concerned about volatility?

Just as experienced sailors know to stay focused on their direction and destination during rough seas, in turbulent markets investors who stay focused on their goals may be more likely to keep their investments on course.

After seven years of relatively steady stock price increases, sudden declines may seem somewhat unfamiliar, but they may not be unexpected. Indeed, despite a strong economy, tame inflation, and rising corporate earnings, many financial "experts" are anticipating some kind of market correction.

Should you expect further market setbacks? Only time will tell. But it may help to bear in mind that downward shifts are not necessarily bad. When the market rises beyond its sustainable level, adjustments that move it to more realistic levels may be viewed as positive, despite any short-term setbacks they may cause.

--------------------------------------------------------------------------------
* "Standard & Poor's 500 Composite Stock Price Index" and "S&P 500" are registered trademarks of Standard & Poor's. The S&P 500 is an unmanaged index and is considered to be generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gain distributions.

+ As measured by the Salomon Brothers Broad Investment Grade Bond Index, an unmanaged index considered representative of the U.S. bond market.

================================================================================


Good news from Congress

While both domestic and European stock markets did well in 1997, some of the best investment news came from Congress. Lower long-term capital gains tax rates may provide you with more investment opportunities. And with the new IRA provisions, including the introduction of Roth IRAs and Education IRAs, you may have additional ways to save for retirement and your children's education in the years ahead.

These new IRA provisions place additional emphasis on the value of saving and investing for the long term. Fortunately, these are priorities that MainStay investors have shared for many years. Overall, MainStay investors redeem shares at a rate that is substantially lower than the mutual fund industry as a whole.++

MainStay means opportunity

At MainStay, we believe investors choose our Institutional Funds for the opportunities they provide. Whether you are seeking long-term growth, income, or a combination of the two, we have Institutional Funds that may reflect your objectives and your attitudes about risk and reward. Whether you prefer tracking an index or individual security selection, we offer a variety of Funds suited to your needs.

As the newly elected Chairman of the MainStay Institutional Funds, I am proud that we are providing not only the Funds, but also the information and support you need to help keep your investments working toward your long-range goals. In addition to regular statements and periodic shareholder reports, we offer customized reports and services for plan sponsors, corporate investors, and other institutional clients. Our marketing representatives are just a phone call away, with direct access to MainStay sub-advisers, administrative information, and advanced systems support to help address your day-to-day investment needs. We appreciate your confidence in MainStay and hope that the information on the following pages will help you make the most productive use of the opportunities that may lie ahead.

Sincerely,

/s/ Stephen C. Roussin

Stephen C. Roussin
Chairman
January 1998


--------------------------------------------------------------------------------
++  Source: Investment Company Institute, 1997.

RESULTS OF PROXY VOTE
================================================================================

A Special Meeting of Shareholders of the Company was held on November 17, 1997 to: elect Patrick G. Boyle, Lawrence Glacken, Alice T. Kane, Susan B. Kerley, and Robert P. Mulhern as Directors of the Company; approve a Management Agreement between the Company on behalf of each Fund and MainStay Management, Inc.; approve Sub-Advisory Agreements between MainStay Management, Inc. and each of MacKay Shields Financial Corporation, Monitor Capital Advisors, Inc. and New York Life Insurance Company; eliminate or revise certain of the Funds' fundamental investment restrictions, including the elimination of certain state-imposed fundamental investment restrictions and the change of certain fundamental investment restrictions to nonfundamental, and the elimination of certain fundamental restrictions pertaining to industry concentration, borrowing money and issuing senior securities, commodities transactions, and maintaining short positions and; to ratify the selection of Price Waterhouse LLP as independent certified public accountants of the Company.

A summary of the proposals and the voting is presented below. As indicated, some proposals did not pertain to all of the Funds.


PROPOSAL 1--Election of Directors--Passed
                                                            For        Withhold Authority     Result
                                                         ---------     ------------------     ------
MainStay Institutional EAFE Index Fund
Patrick G. Boyle......................................   5,395,732                 0          Passed
Lawrence Glacken......................................   5,395,732                 0          Passed
Alice T. Kane.........................................   5,394,764               968          Passed
Susan B. Kerley.......................................   5,394,764               968          Passed
Robert P. Mulhern.....................................   5,395,732                 0          Passed
MainStay Institutional Growth Equity Fund
Patrick G. Boyle......................................  22,359,924               277          Passed
Lawrence Glacken......................................  22,360,068               133          Passed
Alice T. Kane.........................................  22,332,263            27,938          Passed
Susan B. Kerley.......................................  22,360,068               133          Passed
Robert P. Mulhern.....................................  22,359,924               277          Passed
MainStay Institutional Indexed Equity Fund
Patrick G. Boyle......................................  26,969,636             3,492          Passed
Lawrence Glacken......................................  26,969,777             3,351          Passed
Alice T. Kane.........................................  26,968,112             5,016          Passed
Susan B. Kerley.......................................  26,968,112             5,016          Passed
Robert P. Mulhern.....................................  26,969,636             3,492          Passed
MainStay Institutional International Equity Fund
Patrick G. Boyle......................................   9,826,279                 0          Passed
Lawrence Glacken......................................   9,826,279                 0          Passed
Alice T. Kane.........................................   9,748,994            77,285          Passed
Susan B. Kerley.......................................   9,826,279                 0          Passed
Robert P. Mulhern.....................................   9,826,279                 0          Passed
MainStay Institutional Multi-Asset Fund
Patrick G. Boyle......................................  17,586,433           149,181          Passed
Lawrence Glacken......................................  17,586,433           149,181          Passed
Alice T. Kane.........................................  17,466,925           268,689          Passed
Susan B. Kerley.......................................  17,586,433           149,181          Passed
Robert P. Mulhern.....................................  17,586,433           149,181          Passed
MainStay Institutional Value Equity  Fund
Patrick G. Boyle......................................  41,759,810            47,869          Passed
Lawrence Glacken......................................  41,760,037            47,642          Passed
Alice T. Kane.........................................  41,598,823           208,856          Passed
Susan B. Kerley.......................................  41,759,070            48,609          Passed
Robert P. Mulhern.....................................  41,759,810            47,869          Passed
MainStay Institutional Bond Fund
Patrick G. Boyle......................................  13,665,261             2,883          Passed
Lawrence Glacken......................................  13,665,261             2,883          Passed
Alice T. Kane.........................................  13,665,261             2,883          Passed
Susan B. Kerley.......................................  13,665,261             2,883          Passed
Robert P. Mulhern.....................................  13,665,261             2,883          Passed
MainStay Institutional Indexed Bond Fund
Patrick G. Boyle......................................   8,034,455            24,958          Passed
Lawrence Glacken......................................   8,034,455            24,958          Passed
Alice T. Kane.........................................   8,034,455            24,958          Passed
Susan B. Kerley.......................................   8,034,455            24,958          Passed
Robert P. Mulhern.....................................   8,034,455            24,958          Passed

====================================================================================================================================


PROPOSAL 1--Election of Directors--(continued)
                                                                 For                      Withhold Authority                 Result
                                                           ---------------                ------------------                 ------
MainStay Institutional International Bond Fund
Patrick G. Boyle.........................................        4,500,964                           0                       Passed
Lawrence Glacken.........................................        4,500,964                           0                       Passed
Alice T. Kane............................................        4,500,964                           0                       Passed
Susan B. Kerley..........................................        4,500,964                           0                       Passed
Robert P. Mulhern........................................        4,500,964                           0                       Passed

MainStay Institutional Money Market Fund
Patrick G. Boyle.........................................      162,789,868                     292,414                       Passed
Lawrence Glacken.........................................      162,784,625                     297,657                       Passed
Alice T. Kane............................................      162,800,828                     281,454                       Passed
Susan B. Kerley..........................................      162,735,027                     347,255                       Passed
Robert P. Mulhern........................................      162,783,096                     299,186                       Passed

MainStay Institutional Short-Term Bond Fund
Patrick G. Boyle.........................................        2,939,487                      84,186                       Passed
Lawrence Glacken.........................................        2,939,487                      84,186                       Passed
Alice T. Kane............................................        2,891,489                     132,185                       Passed
Susan B. Kerley..........................................        2,939,487                      84,186                       Passed
Robert P. Mulhern........................................        2,939,487                      84,186                       Passed


PROPOSAL 2--Approval of Management Agreement--Passed
      Fund Name                                                  For           Against        Abstain                        Result
      ---------                                            --------------   ------------   ------------                      ------
MainStay Institutional EAFE Index Fund...................    5,394,301.34         250.00       1,181.00                      Passed
MainStay Institutional Growth Equity Fund................   21,921,096.18     386,624.79      52,480.02                      Passed
MainStay Institutional Indexed Equity Fund...............   26,904,894.61      46,112.01      22,121.31                      Passed
MainStay Institutional International Equity Fund.........    9,824,078.02       2,201.01           0.00                      Passed
MainStay Institutional Multi-Asset Fund..................   17,394,122.75       5,947.00     335,543.21                      Passed
MainStay Institutional Value Equity  Fund................   41,685,309.32      15,172.00     107,197.03                      Passed
MainStay Institutional Bond Fund.........................   13,666,468.11           0.00       1,676.00                      Passed
MainStay Institutional Indexed Bond Fund.................    8,009,713.51      26,238.43      23,460.03                      Passed
MainStay Institutional International Bond Fund...........    4,500,963.74           0.00           0.00                      Passed
MainStay Institutional Money Market Fund.................  162,077,565.32     450,180.31     554,535.38                      Passed
MainStay Institutional Short-Term Bond Fund..............    2,939,486.32           0.00      84,186.34                      Passed

PROPOSAL 3A--Approval of Sub-Advisory Agreement between
             the Manager and MacKay Shields
             Financial Corporation--Passed
      Fund Name                                                  For           Against        Abstain                        Result
      ---------                                            --------------   ------------   ------------                      ------
MainStay Institutional Growth Equity Fund................   21,922,898.18     385,751.79      51,550.02                      Passed
MainStay Institutional International Equity Fund.........    9,826,279.02           0.00           0.00                      Passed
MainStay Institutional Value Equity  Fund................   41,687,498.32      12,149.00     108,030.03                      Passed
MainStay Institutional Bond Fund.........................   13,663,487.11       1,556.00       3,101.00                      Passed
MainStay Institutional International Bond Fund...........    4,500,963.74           0.00           0.00                      Passed
MainStay Institutional Short-Term Bond Fund..............    2,939,486.32           0.00      84,186.34                      Passed

PROPOSAL 3B--Approval of Sub-Advisory Agreement between
             the Manager and Monitor Capital
             Advisors, Inc.--Passed
      Fund Name                                                  For           Against        Abstain                        Result
      ---------                                            --------------   ------------   ------------                      ------
MainStay Institutional EAFE Index Fund...................    5,394,301.34         250.00       1,181.00                      Passed
MainStay Institutional Indexed Equity Fund...............   26,947,194.62       4,503.00      21,429.31                      Passed
MainStay Institutional Multi-Asset Fund..................   17,395,958.75       4,111.00     335,543.21                      Passed
MainStay Institutional Indexed Bond Fund.................    8,007,868.51      28,083.43      23,460.03                      Passed

PROPOSAL 3C--Approval of Sub-Advisory Agreement between
             the Manager and New York Life
             Insurance Company--Passed
      Fund Name                                                  For           Against        Abstain                        Result
      ---------                                            --------------   ------------   ------------                      ------
MainStay Institutional Money Market Fund.................  162,194,969.41     360,910.25     526,401.36                      Passed


PROPOSAL 4--Elimination of Certain State-Imposed Fundamental Investment Restrictions--Passed
      Fund Name                                                  For           Against        Abstain     Broker Non-Vote    Result
      ---------                                            --------------   ------------   ------------   ---------------    ------
MainStay Institutional EAFE Index Fund...................    5,344,847.32         250.00      11,129.02        39,506.00     Passed
MainStay Institutional Growth Equity Fund................   22,041,090.91      13,497.00     226,974.08        78,639.00     Passed
MainStay Institutional Indexed Equity Fund...............   26,831,202.62         932.00      28,467.31       112,526.00     Passed
MainStay Institutional International Equity Fund.........    9,705,985.81       2,201.01      90,010.21        28,082.00     Passed
MainStay Institutional Multi-Asset Fund..................   17,195,604.68       7,505.00     441,654.28        90,850.00     Passed
MainStay Institutional Value Equity  Fund................   40,784,228.19     131,260.03     519,627.12       372,564.00     Passed
MainStay Institutional Bond Fund.........................   13,628,893.10           0.00       8,844.01        30,407.00     Passed
MainStay Institutional Indexed Bond Fund.................    7,870,902.72           0.00     184,376.26         4,134.00     Passed
MainStay Institutional International Bond Fund...........    4,496,321.74           0.00           0.00         4,642.00     Passed
MainStay Institutional Money Market Fund.................  118,791,093.96   2,665,608.42   2,903,807.64    38,721,772.00     Passed
MainStay Institutional Short-Term Bond Fund..............    2,734,957.50           0.00     287,243.15         1,473.00     Passed

====================================================================================================================================


PROPOSAL 4--Elimination or Revision of Certain Fundamental Investment Restrictions--Passed

Investment Restriction A1--Asset pledges, mortgages, or hypothecation
      Fund Name                                                  For                     Against                             Result
      ---------                                            --------------             ------------                           ------
MainStay Institutional EAFE Index Fund...................    5,344,847.32                   250.00                           Passed
MainStay Institutional Growth Equity Fund................   22,041,090.91                13,497.00                           Passed
MainStay Institutional Indexed Equity Fund...............   26,831,202.62                   932.00                           Passed
MainStay Institutional International Equity Fund.........    9,705,985.81                 2,201.01                           Passed
MainStay Institutional Multi-Asset Fund..................   17,195,604.68                 7,505.00                           Passed
MainStay Institutional Value Equity Fund.................   40,784,228.19               131,260.03                           Passed
MainStay Institutional Bond Fund.........................   13,628,893.10                     0.00                           Passed
MainStay Institutional Indexed Bond Fund.................    7,870,902.72                     0.00                           Passed
MainStay Institutional International Bond Fund...........    4,496,321.74                     0.00                           Passed
MainStay Institutional Money Market Fund.................  118,760,650.94             2,696,051.44                           Passed
MainStay Institutional Short-Term Bond Fund..............    2,734,957.50                     0.00                           Passed

Investment Restriction A2--Oil, gas, or mineral programs
                           or lease interests
      Fund Name                                                  For                     Against                             Result
      ---------                                            --------------             ------------                           ------
MainStay Institutional EAFE Index Fund...................    5,344,416.32                   681.00                           Passed
MainStay Institutional Growth Equity Fund................   22,040,590.91                13,997.00                           Passed
MainStay Institutional Indexed Equity Fund...............   26,823,888.62                 8,246.00                           Passed
MainStay Institutional International Equity Fund.........    9,702,065.80                 6,121.01                           Passed
MainStay Institutional Multi-Asset Fund..................   17,195,604.68                 7,505.00                           Passed
MainStay Institutional Value Equity Fund.................   40,783,110.19               132,378.03                           Passed
MainStay Institutional Bond Fund.........................   13,626,804.10                 2,089.00                           Passed
MainStay Institutional Indexed Bond Fund.................    7,869,404.71                 1,498.00                           Passed
MainStay Institutional International Bond Fund...........    4,495,739.73                   582.00                           Passed
MainStay Institutional Money Market Fund.................  118,760,650.94             2,696,051.44                           Passed
MainStay Institutional Short-Term Bond Fund..............    2,734,957.50                     0.00                           Passed

Investment Restriction A3--Limited partnership interests
      Fund Name                                                  For                     Against                             Result
      ---------                                            --------------             ------------                           ------
MainStay Institutional EAFE Index Fund...................    5,344,416.32                   681.00                           Passed
MainStay Institutional Growth Equity Fund................   22,040,590.91                13,997.00                           Passed
MainStay Institutional Indexed Equity Fund...............   26,823,888.62                 8,246.00                           Passed
MainStay Institutional International Equity Fund.........    9,702,065.80                 6,121.01                           Passed
MainStay Institutional Multi-Asset Fund..................   17,195,604.68                 7,505.00                           Passed
MainStay Institutional Value Equity Fund.................   40,783,110.19               132,378.03                           Passed
MainStay Institutional Bond Fund.........................   13,626,804.10                 2,089.00                           Passed
MainStay Institutional Indexed Bond Fund.................    7,869,404.71                 1,498.00                           Passed
MainStay Institutional International Bond Fund...........    4,495,739.73                   582.00                           Passed
MainStay Institutional Money Market Fund.................  118,760,650.94             2,696,051.44                           Passed
MainStay Institutional Short-Term Bond Fund..............    2,734,957.50                     0.00                           Passed

Investment Restriction B1--Margin purchases
      Fund Name                                                  For                     Against                             Result
      ---------                                            --------------             ------------                           ------
MainStay Institutional EAFE Index Fund...................    5,344,847.32                   250.00                           Passed
MainStay Institutional Growth Equity Fund................   22,008,478.90                46,109.02                           Passed
MainStay Institutional Indexed Equity Fund...............   26,831,061.62                 1,073.00                           Passed
MainStay Institutional Multi-Asset Fund..................   17,195,604.68                 7,505.00                           Passed
MainStay Institutional Value Equity Fund.................   40,743,086.18               172,402.04                           Passed
MainStay Institutional Bond Fund.........................   13,628,893.10                     0.00                           Passed
MainStay Institutional Indexed Bond Fund.................    7,870,902.72                     0.00                           Passed
MainStay Institutional Money Market Fund.................  118,756,705.94             2,699,996.45                           Passed
MainStay Institutional Short-Term Bond Fund..............    2,709,856.40                25,101.10                           Passed

Investment Restriction B2--Short sales
      Fund Name                                                  For                     Against                             Result
      ---------                                            --------------             ------------                           ------
MainStay Institutional EAFE Index Fund...................    5,344,416.32                   681.00                           Passed
MainStay Institutional Growth Equity Fund................   22,007,978.90                46,609.02                           Passed
MainStay Institutional Indexed Equity Fund...............   26,823,747.62                 8,387.00                           Passed
MainStay Institutional Multi-Asset Fund..................   17,195,604.68                 7,505.00                           Passed
MainStay Institutional Value Equity Fund.................   40,741,968.18               173,520.04                           Passed
MainStay Institutional Bond Fund.........................   13,626,804.10                 2,089.00                           Passed
MainStay Institutional Indexed Bond Fund.................    7,869,404.71                 1,498.00                           Passed
MainStay Institutional Money Market Fund.................  118,756,705.94             2,699,996.45                           Passed
MainStay Institutional Short-Term Bond Fund..............    2,709,856.40                25,101.10                           Passed

================================================================================


Investment Restriction C1--Industry concentration

      Fund Name                                                        For                   Against               Result
      ---------                                                  --------------          -------------            --------
MainStay Institutional EAFE Index Fund.......................      5,336,434.31               8,663.01              Passed
MainStay Institutional Growth Equity Fund....................     22,008,478.90              46,109.02              Passed
MainStay Institutional Indexed Equity Fund...................     26,831,061.62               1,073.00              Passed
MainStay Institutional International Equity Fund.............      9,705,985.81               2,201.01              Passed
MainStay Institutional Multi-Asset Fund......................     17,195,604.68               7,505.00              Passed
MainStay Institutional Value Equity Fund.....................     40,743,086.18             172,402.04              Passed
MainStay Institutional Bond Fund.............................     13,628,893.10                   0.00              Passed
MainStay Institutional Indexed Bond Fund.....................      7,870,902.72                   0.00              Passed
MainStay Institutional International Bond Fund...............      4,496,321.74                   0.00              Passed
MainStay Institutional Money Market Fund.....................    118,760,754.94           2,695,947.44              Passed
MainStay Institutional Short-Term Bond Fund..................      2,709,856.40              25,101.10              Passed


Investment Restriction C2--Borrowing money and issuing senior securities

      Fund Name                                                       For                    Against                Result
      ---------                                                  --------------            -----------            --------
MainStay Institutional EAFE Index Fund.......................      5,336,003.31               9,094.01              Passed
MainStay Institutional Growth Equity Fund....................     22,007,978.90              46,609.02              Passed
MainStay Institutional Indexed Equity Fund...................     26,823,747.62               8,387.00              Passed
MainStay Institutional International Equity Fund.............      9,702,065.80               6,121.01              Passed
MainStay Institutional Multi-Asset Fund......................     17,195,604.68               7,505.00              Passed
MainStay Institutional Value Equity Fund.....................     40,741,968.18             173,520.04              Passed
MainStay Institutional Bond Fund.............................     13,628,893.10                   0.00              Passed
MainStay Institutional Indexed Bond Fund.....................      7,869,404.71               1,498.00              Passed
MainStay Institutional International Bond Fund...............      4,495,739.73                 582.00              Passed
MainStay Institutional Money Market Fund.....................    118,760,754.94           2,695,947.44              Passed
MainStay Institutional Short-Term Bond Fund..................      2,709,856.40              25,101.10              Passed


Investment Restriction C3--Commodities transactions

      Fund Name                                                       For                    Against                Result
      ---------                                                  --------------            -----------            --------
MainStay Institutional EAFE Index Fund.......................      5,336,003.31               9,094.01              Passed
MainStay Institutional Growth Equity Fund....................     22,007,978.90              46,609.02              Passed
MainStay Institutional Indexed Equity Fund...................     26,823,747.62               8,387.00              Passed
MainStay Institutional International Equity Fund.............      9,702,065.80               6,121.01              Passed
MainStay Institutional Multi-Asset Fund......................     17,195,604.68               7,505.00              Passed
MainStay Institutional Value Equity Fund.....................     40,741,968.18             173,520.04              Passed
MainStay Institutional Bond Fund.............................     13,626,804.10               2,089.00              Passed
MainStay Institutional Indexed Bond Fund.....................      7,869,404.71               1,498.00              Passed
MainStay Institutional International Bond Fund...............      4,495,739.73                 582.00              Passed
MainStay Institutional Money Market Fund.....................    118,760,754.94           2,695,947.44              Passed
MainStay Institutional Short-Term Bond Fund..................      2,709,856.40              25,101.10              Passed


Investment Restriction C4--Maintaining short positions

      Fund Name                                                       For                    Against                Result
      ---------                                                  --------------            -----------            --------
MainStay Institutional EAFE Index Fund.......................     5,336,003.31                9,094.01              Passed
MainStay Institutional Growth Equity Fund....................    22,007,978.90               46,609.02              Passed
MainStay Institutional Indexed Equity Fund...................    26,823,747.62                8,387.00              Passed
MainStay Institutional Multi-Asset Fund......................    17,195,604.68                7,505.00              Passed
MainStay Institutional Value Equity Fund.....................    40,741,968.18              173,520.04              Passed
MainStay Institutional Bond Fund.............................    13,626,804.10                2,089.00              Passed
MainStay Institutional Indexed Bond Fund.....................     7,869,404.71                1,498.00              Passed
MainStay Institutional Money Market Fund.....................   118,760,639.94            2,696,062.44              Passed
MainStay Institutional Short-Term Bond Fund..................     2,709,856.40               25,101.10              Passed


Proposal 5--Ratification of the selection of Price Waterhouse LLP as independent certified public accountants--Passed

      Fund Name                                                       For            Against         Abstain        Result
      ---------                                                  --------------    -----------     ----------      --------
MainStay Institutional EAFE Index Fund.......................      5,394,111.34           0.00       1,621.00        Passed
MainStay Institutional Growth Equity Fund....................     22,355,339.99       3,817.00       1,043.00        Passed
MainStay Institutional Indexed Equity Fund...................     26,961,035.62       5,203.00       6,889.31        Passed
MainStay Institutional International Equity Fund.............      9,826,279.02           0.00           0.00        Passed
MainStay Institutional Multi-Asset Fund......................     17,584,697.87         802.00     150,113.09        Passed
MainStay Institutional Value Equity Fund.....................     41,753,011.34       6,077.00      48,590.01        Passed
MainStay Institutional Bond Fund.............................     13,666,518.11           0.00       1,626.00        Passed
MainStay Institutional Indexed Bond Fund.....................      8,033,468.94       1,845.00      24,098.03        Passed
MainStay Institutional International Bond Fund...............      4,500,963.74           0.00           0.00        Passed
MainStay Institutional Money Market Fund.....................    162,664,146.73     152,407.11     265,726.18        Passed
MainStay Institutional Short-Term Bond Fund..................      2,939,486.32           0.00      84,186.34        Passed

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

EAFE INDEX FUND
================================================================================

--------------------------------------------------------------------------------
1997 MARKET HIGHLIGHTS
--------------------------------------------------------------------------------

 .    Strong economies, low inflation, and efforts to meet European Monetary
     Union criteria helped European markets record substantial gains in both local currencies and U.S. dollars.

 .    In the second half of the year, political instability and weakening economic conditions in Asian markets led to currency devaluation and stock market declines throughout the region.

 .    Japanese stocks declined 21% in local terms and 30% in U.S. dollar terms, causing the Japanese weighting in the Morgan Stanley Capital International
     (MSCI) Europe, Far East, Australia (EAFE) Index* to decline to about 25% of the Index as of year end.

 .    The strength of the U.S. dollar negatively impacted returns in most foreign markets.

--------------------------------------------------------------------------------
1997 FUND HIGHLIGHTS
--------------------------------------------------------------------------------

 .    One-year returns of 0.40% and 0.08% for Institutional Class shares and
     Service Class shares, respectively, as of 12/31/97.

 .    Although the Fund closely tracked its benchmark throughout the year, both share classes underperformed the MSCI EAFE Index, which returned 1.78% in 1997, and underperformed the average Lipper+ international fund, which returned 5.44% for the year.


In the international equity markets, 1997 provided a tale of two worlds. Europe continued to benefit from corporate restructuring, relatively low interest rates, low inflation, and efforts toward European Monetary Union. As a group, the European component of the MSCI EAFE Index was up about 23.8% in U.S. dollar terms. Asia was another story entirely, with Japan down 30.17% in 1997, and the Far East including Japan down 26.7% for the year in U.S. dollar terms.

The problems in Asia began with currency difficulties in Thailand and quickly spread to other currencies, economies, and financial markets. The

-------------------------------------------------------------------------------
Restructuring   Any action designed to improve the overall financial structure, labor relations, or productivity of a company. Restructuring may include such steps as changing management, investing in new plant and equipment, engaging in mergers and acquisitions, or taking other action to increase output or lower costs.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
* The Morgan Stanley Capital International Europe, Australia, Far East (Free) Index--The EAFE Index--is an unmanaged index generally considered to be representative of the international stock market.

+ Lipper Analytical Services, Inc. is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.

==============================================================================

Asian stock market declines were exacerbated by widespread cross-ownership of Asian companies by investors in various Far Eastern markets. Severe pressure from hedge fund managers contributed to substantial declines in many Asian currencies.

With the combined impact of European strength and Asian weakness, the MSCI EAFE Index was up 1.78% for the year. But there were considerable variations over time, with the Index down 1.57% in the first quarter, up 12.98% in the second, down 0.70% in the third quarter, and down 7.83% in the fourth.

Given this context, how did the MainStay Institutional EAFE Index Fund do in 1997?

The MainStay Institutional EAFE Index Fund returned 0.40% and 0.08% for Institutional Class shares and Service Class shares, respectively, for the year ended 12/31/97. Over the same period, the MSCI EAFE Index returned 1.78%. Since the Fund incurs fees and expenses that the Index does not, shareholders should expect the Fund to underperform its benchmark in both up and down markets. Due to changes in the makeup of the Index and allowances for contributions to and redemptions from the Fund, the Fund will not track the Index exactly.

How did the Fund do relative to other international funds?

Since the Fund seeks to track the MSCI EAFE Index, regardless of investment conditions, it underperformed the average Lipper international fund, which returned 5.44% for 1997. Seeing the difficulties in Asian markets, many international fund managers moved their assets to more lucrative markets during the year, but that option was not available to the Fund.

Were there significant changes in the EAFE Index over the course of the year?

Yes there were. Portugal joined the EAFE Index in December, with an initial weighting of 0.55%. Japanese stocks declined so severely that Japan's weighting in the Index dropped from almost 32% at the end of 1996 to about 25% at the end of 1997.

Which markets were the best performers?

Switzerland, as measured by the Swiss Market Index, was up 46% in U.S. dollars, with Swiss stocks representing a 7.5% weighting in the EAFE Index at year end. Italy, as measured by the Milan MIB 30, was up 36.9%, and Italian stocks accounted for 4% of the EAFE Index at year end. The German DAX was up 26%, with German equities accounting for 9.5% of the EAFE Index at year end. The U.K., as measured by the FTSE-100, was the best performing market, up 19.6% in U.S. dollars, with British stocks accounting for 20.82% of the EAFE Index at year end.++

-------------------------------------------------------------------------------
Inflation   An increase in the cost of goods and services over time. As prices rise, the purchasing power of the dollar declines.

European Monetary Union   A proposed system that would allow participating
European countries to operate with a common currency or monetary unit.

Local currency/U.S. dollar terms   Returns expressed in local currency terms
show what an investor using that currency would have earned, without any adjustment for differences in currency values. Returns expressed in U.S. dollar terms reflect any differences in the relative value of the local currency and the U.S. dollar.

Hedge fund   A private investment partnership or off-shore investment company that may take both long and short positions, use leverage and derivatives, and invest in many markets. Hedge funds may take large risks on speculative strategies and may move in and out of markets quickly, having a significant impact on day-to-day trading developments in the stock, bond, and futures markets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
++ All of the country-specific indices mentioned are unmanaged and are considered to be representative of the stock markets of their respective countries.

================================================================================

Which markets were the worst performers?

Malaysia, represented by the Kuala Lampoor Comp Index, was down 68.7% and Singapore, represented by the SES All Index, was down 33.7%. Each of these markets represented less than 1% of the EAFE Index at year end. Japan's Nikkei 225 was down 30.2% in 1997, and as we mentioned earlier, Japanese stocks represented 25.6% of the EAFE Index. At year end Hong Kong's Hang Seng Index was down 20.4%, with Hong Kong stocks representing 2.9% of the EAFE Index at year end.++

How was the Fund affected by the strength of the U.S. dollar?

When the dollar gains value relative to foreign currencies, returns are generally lower in U.S. dollar terms than in local currency terms. In 1997, the U.S. dollar was strong relative to most foreign currencies, which had a negative impact for U.S. investors in foreign countries around the globe. Britain was a notable exception, with investment returns improving when translated into U.S. dollars. The Fund does not employ currency hedging to help protect investors from currency risk. Although the impact of the dollar was generally negative in 1997, the Fund may benefit in years when the U.S. dollar is weak relative to foreign currencies.

What is the outlook for the future?

Europe may remain relatively strong as the deadline for European Monetary Union approaches. The full effects of European fiscal reform have not yet been felt. The same can be said regarding the impact of the financial difficulties in Asian markets. Regardless of where various foreign markets may move, the Fund will seek to track the MSCI EAFE Index, seeking to provide broad geographic diversification and total return potential for long-term equity investors.


James A. Mehling, CFA
Portfolio Manager


-------------------------------------------------------------------------------
Weighting   The proportion of a portfolio allocated to a specific market sector or country, i.e., a fund is said to be overweighted in a country when that portion of the portfolio is greater than the country's total equities relative to the international equity markets as a whole.

Hedging/currency management   The process of managing or "hedging" the risks
associated with owning securities denominated in different currencies, the relative values of which may change at any time. There can be no assurance that currency hedging will be beneficial to investors.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Past performance is no guarantee of future results.

++ All of the country-specific indices mentioned are unmanaged and are considered to be representative of the stock markets of their respective countries.

                            [GRAPHS APPEAR HERE]

                  $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                      EAFE INDEX FUND VS MSCI EAFE INDEX

                          INSTITUTIONAL CLASS SHARES


               DATE            EAFE INDEX FUND      MSCI EAFE INDEX
               ----            ---------------      ---------------
              1/2/91                10,000               10,000
                1991                11,010               11,249
                1992                 9,665                9,916
                1993                12,464               13,183
                1994                13,315               14,246
                1995                14,518               15,891
                1996                15,453               16,591
            12/31/97                15,515               16,887

                 $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                      EAFE INDEX FUND VS MSCI EAFE INDEX

                            SERVICE CLASS SHARES


               DATE            EAFE INDEX FUND      MSCI EAFE INDEX
               ----            ---------------      ---------------
              1/2/91                10,000               10,000
                1991                11,010               11,249
                1992                 9,665                9,916
                1993                12,464               13,183
                1994                13,315               14,246
                1995                14,465               15,891
                1996                15,385               16,591
            12/31/97                15,397               16,887

Source: Lipper Analytical Services, Inc.
These graphs assume a $10,000 investment made on 1/2/91.


                                          Total Return*                            SEC Average Annual Total Return*
PERFORMANCE                          as of December 31, 1997                              as of December 31, 1997
-----------------------------------------------------------------------------------------------------------------------------------
                                          Year to Date                        One Year         Five Year        Since Inception
-----------------------------------------------------------------------------------------------------------------------------------
EAFE Index Fund Institutional Class           0.40%                             0.40%             9.93%              6.47%
EAFE Index Fund Service Class+                0.08%                             0.08%             9.76%              6.35%
Average Lipper International Fund             5.44%                             5.44%            12.10%              9.88%
MSCI EAFE Index                               1.78%                             1.78%            11.39%              7.77%
-----------------------------------------------------------------------------------------------------------------------------------

YEAR-BY-YEAR PERFORMANCE
--------------------------------------------------------------------------------

                          Institutional Class Shares

                           [BAR GRAPH APPEARS HERE]

                        Date          Total Return %*
                        ----          --------------
                        1991               10.10
                        1992              (12.22)
                        1993               28.97
                        1994                6.83
                        1995                9.03
                        1996                6.45
                        1997                0.40

-------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(% of net assets as of December 31, 1997)
-------------------------------------------------------------------------------

[PIE CHART APPEARS HERE]

Common Stock                                    97.41%
Cash, Equivalents & Other Assets                 2.06%++
Other                                            0.53%
-------------------------------------------------------------------------------


TOP 10 HOLDINGS
(% of net assets as of December 31, 1997)
-------------------------------------------------------------------------------
1.      Royal Dutch Petroleum Co.                1.90%
2.      Toyota Motor Corp.                       1.87%
3.      Novartis S.A. Registered                 1.83%
4.      Nippon Telegraph & Telephone Corp.       1.78%
5.      Glaxo Wellcome PLC                       1.35%
6.      Nestle S.A. Registered                   1.28%
7.      Roche Holdings AG Genusscheine           1.23%
8.      Lloyds TSB Group PLC                     1.17%
9.      British Petroleum Co. PLC                1.16%
10.     Allianz AG Registered                    1.09%

-------------------------------------------------------------------------------

TOP 10 COUNTRIES
(% of net assets as of December 31, 1997)
-------------------------------------------------------------------------------
1.      Japan                                   25.55%
2.      United Kingdom                          20.82%
3.      Germany                                  9.55%
4.      Switzerland                              7.49%
5.      France                                   7.43%
6.      Netherlands                              5.25%
7.      United States                            4.62%
8.      Italy                                    4.04%
9.      Hong Kong                                2.92%
10.     Spain                                    2.69%

-------------------------------------------------------------------------------
* Total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends, and, for the Service Class shares, include the service fee of .25%.

+ Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Fund's inception (1/2/91) up to December 31, 1994. Performance figures for these two Classes after this date will vary based on differences in their expense structures.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that upon redemption, shares may be worth more or less than their original cost.

   The Institutional Class shares are sold with no sales charge. The Service Class shares, first offered 1/1/95, are sold with no initial or contingent deferred sales charge, but are subject to an annual shareholder service fee of .25%.

   Unlike other funds which generally seek to "beat" the market, index funds seek to track their respective indices.

++ Adjusted for liabilities.

EAFE INDEX FUND
PORTFOLIO OF INVESTMENTS
December 31, 1997

COMMON STOCKS (97.4%)+

                                                          SHARES      VALUE
                                                        ----------------------
AUSTRALIA (2.4%)
Boral, Ltd. (building materials
 & components).........................................     32,200 $    81,405
Broken Hill Proprietary Co., Ltd. (energy sources).....     15,684     145,623
Coles Myer, Ltd. (merchandising).......................     25,658     123,210
National Australia Bank, Ltd. (banking)................     14,790     206,514
News Corp., Ltd.
 (broadcasting & publishing)...........................     27,350     150,939
Pacific Dunlop, Ltd.
 (multi-industry)......................................     26,300      55,693
Pioneer International, Ltd. (building materials &
 components)...........................................     25,231      68,883
Plutonic Resources, Ltd.
 (metals-nonferrous)...................................     13,505      37,661
Rio Tinto, Ltd.
 (metals-nonferrous)...................................      8,677     101,217
Smith (Howard), Ltd.
 (multi-industry)......................................     12,641     104,933
Sydney Harbour Casino Holdings, Ltd. (leisure &
 tourism) (a)..........................................     37,214      35,279
Westpac Banking Corp., Ltd. (banking)..................     22,071     141,162
WMC, Ltd. (metals-nonferrous)..........................     19,846      69,181
                                                                   -----------
                                                                     1,321,700
                                                                   -----------
AUSTRIA (0.4%)
Bank Austria AG (banking)..............................      1,039      52,563
Creditanstalt-Bankverein Stamm AG (banking)............        700      44,819
EA-Generali AG (insurance).............................        311      81,592
Flughafen Wien AG (transportation-airlines)............      1,794      71,188
                                                                   -----------
                                                                       250,162
                                                                   -----------
BELGIUM (1.0%)
Electrabel, S.A.
 (utilities-electrical & gas)..........................        509     117,737
Fortis AG (insurance)..................................      1,145     238,890
PetroFina, S.A. (energy sources).......................        477     176,059
                                                                   -----------
                                                                       532,686
                                                                   -----------
DENMARK (1.0%)
Dampskibsselskabet AF 1912 Class B (transportation-
 shipping).............................................          2     131,440
Dampskibsselskabet Svendborg AS Class B
 (transportation-shipping)                                       3     138,451
Den Danske Bank (banking)..............................        889     118,538
FLS Industries AS Class B (machinery & engineering)....      1,335      31,858
Novo Nordisk AS Class B
 (health & personal care)..............................        965     138,115
                                                                   -----------
                                                                       558,402
                                                                   -----------

--------
+ Percentages indicated are based on Fund net assets.

                                                            SHARES      VALUE
                                                          ----------------------
FINLAND (0.8%)
Kesko
 (food & household products)............................       3,900 $    61,735
Kone Corp. Class B
 (transportation-shipping)..............................         574      69,570
Metra Oy Class B
 (machinery & engineering)..............................       2,139      50,279
Nokia AB Class A (electronic components & instruments)..       3,081     218,961
Pohjola Insurance Group Class B (insurance).............       1,729      64,137
                                                                     -----------
                                                                         464,682
                                                                     -----------
FRANCE (7.4%)
Alcatel Alsthom, S.A.
 (electrical & electronics).............................       2,340     297,563
AXA-UAP, S.A. (insurance)...............................       3,990     308,874
Carrefour, S.A.
 (food & household products)............................         454     236,967
Compagnie de Saint Gobain, S.A. (miscellaneous-materials
 & components)..........................................       1,343     190,873
Compagnie Financiere de Paribas, S.A. Class A (banking).       1,964     170,744
Compagnie Generale de Geophysique, S.A. (energy
 equipment & service) (a)...............................         175      22,399
Compagnie Generale des Eaux, S.A. (business & public
 services)..............................................       1,974     275,631
Credit National Natexis, S.A. (banking).................       1,038      60,563
Dollfus-Mieg & Cie, S.A.
 (textile & apparel) (a)................................       2,082      37,031
Elf Aquitaine, S.A. (energy sources)                           3,084     358,851
Etablissements Economiques du Casino Guichard-Perrachon,
 S.A. (merchandising)...................................       2,277     126,797
Groupe Danone, S.A.
 (food & household products)............................       1,189     212,468
L'Air Liquide, S.A. (chemicals).........................       1,767     276,688
L'Oreal, S.A.
 (health & personal care)...............................         807     315,912
LVMH (Moet Hennessy Louis Vuitton), S.A.
 (beverages & tobacco)..................................         980     162,740
Michelin (CGDE), S.A. Class B (industrial components)...       2,776     139,818
PSA Peugeot, S.A. (automobiles).........................         938     118,344
Sanofi, S.A.
 (health & personal care)...............................       1,554     173,072
Schneider, S.A.
 (electrical & electronics).............................       2,418     131,353
Societe Generale, S.A. Class A (banking)................       1,531     208,685
Total, S.A. Class B
 (oil/gas-exploration)..................................       2,822     307,256
                                                                     -----------
                                                                       4,132,629
                                                                     -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

COMMON STOCKS (Continued)

                                                            SHARES      VALUE
                                                          ----------------------
GERMANY (9.3%)
AGIV AG fuer Industrie und Verkehrswesen
 (multi-industry) (a)...................................       2,754 $    53,455
Allianz AG Registered (insurance).......................       2,356     607,985
BASF AG (chemicals).....................................       8,134     290,429
Bayer AG (chemicals)....................................       8,817     327,320
Bayerische Hypotheken-und Wechsel-Bank AG (banking).....       4,007     194,440
Bayerische Vereinsbank AG (banking).....................       3,857     248,833
Beiersdorf AG
 (health & personal care)...............................       1,896      80,668
Daimler-Benz AG (automobiles)...........................       6,258     442,017
Deutsche Bank AG (banking)..............................       5,100     356,821
Deutsche Telekom AG (telecommunications)................      22,128     409,813
Dresdner Bank AG (banking)..............................       5,050     229,744
Heidelberger Zement AG (building materials &
 components)............................................       1,215      85,210
Hochtief AG
 (construction & housing)...............................       1,636      67,331
Mannesmann AG
 (machinery & engineering)..............................         510     256,128
Muenchener Rueckversicherungs-Gesellschaft AG Registered
 (insurance)............................................         858     326,395
RWE AG (utilities-electrical & gas).....................       4,039     216,771
Siemens AG
 (electrical & electronics).............................       7,058     425,904
STRABAG AG
 (construction & housing) (a)...........................         616      42,550
VEBA AG (utilities-electrical & gas)....................       4,829     328,998
Viag AG (multi-industry)................................         344     188,449
                                                                     -----------
                                                                       5,179,261
                                                                     -----------
HONG KONG (2.9%)
Cathay Pacific Airways, Ltd. (transportation-airlines)..      88,409      71,885
China Light & Power Co., Ltd. (utilities-electrical &
 gas)...................................................      29,932     166,111
Chinese Estates Holdings, Ltd. (multi-industry).........      68,854      30,433
Hang Lung Development Co. (multi-industry)..............      80,946     113,875
Hang Seng Bank, Ltd. (banking)..........................      19,630     189,377
Hong Kong & China Gas Co., Ltd. (utilities-electrical &
 gas)...................................................      66,953     129,614
Hong Kong Telecommunications, Ltd. (telecommunications).     144,858     298,190
Hopewell Holdings, Ltd. (construction & housing)........      93,531      23,299
Hutchison Whampoa, Ltd.
 (multi-industry).......................................      45,381     284,648
Miramar Hotel & Investment, Ltd. (leisure & tourism)....      36,028      60,913
New World Development Co., Ltd. (multi-industry)........      31,772     109,893

                                                           SHARES      VALUE
                                                        -----------------------
HONG KONG (Continued)
Shangri-La Asia, Ltd.
 (multi-industry).......................................     67,464 $    57,034
Swire Pacific, Ltd. Class A
 (multi-industry).......................................     16,385      89,873
                                                                    -----------
                                                                      1,625,145
                                                                    -----------
IRELAND (0.6%)
Allied Irish Banks PLC (banking)........................     16,000     155,075
Independent Newspapers PLC (broadcasting & publishing)..     17,493      94,265
Irish Life PLC (insurance)..............................     15,000      86,161
                                                                    -----------
                                                                        335,501
                                                                    -----------
ITALY (4.0%)
Alleanza Assicurazioni S.p.A. di Risp (insurance).......         63         408
Assicurazioni Generali S.p.A. (insurance)...............      6,312     155,122
Autogrill S.p.A. (food & household products) (a)........     30,600     163,731
Banca Commerciale Italiana S.p.A. (banking).............     24,820      86,336
Bulgari S.p.A. (recreation & other consumer goods)......      5,548      28,242
Cementir S.p.A. (building materials & components).......     31,373      29,811
Credito Italiano S.p.A. (banking).......................     35,119     108,356
Edison S.p.A. (energy sources)..........................      6,421      38,860
Ente Nazionale Idrocarburi S.p.A. (energy sources)......     66,248     375,831
Fiat S.p.A. (automobiles)...............................     39,566     115,141
Istituto Mobiliare Italiano S.p.A. (banking)............      8,485     100,784
Istituto Nazionale delle Assicurazioni S.p.A.
 (insurance)............................................     39,698      80,496
Magneti Marelli S.p.A. (automobiles)....................     23,389      40,019
Mediobanca S.p.A.
 (financial services)...................................     10,523      82,673
Montedison S.p.A.
 (multi-industry).......................................     75,868      68,190
Pirelli S.p.A.
 (industrial components)................................     35,468      94,888
Snia BPD S.p.A. (multi-industry)........................     42,373      43,619
Telecom Italia S.p.A. (telecommunications)..............     40,920     261,536
Telecom Italia Mobile S.p.A. (telecommunications).......     74,196     342,652
                                                                    -----------
                                                                      2,216,695
                                                                    -----------
JAPAN (25.6%)
Acom Co., Ltd. (financial services).....................      4,000     221,502
Ajinomoto Co., Inc.
 (food & household products)............................      4,567      44,609
Arabian Oil Co., Ltd.
 (energy sources).......................................        987      15,030

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAFE INDEX FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

COMMON STOCKS (Continued)

                                                            SHARES      VALUE
                                                          ----------------------
JAPAN (Continued)
Asahi Bank, Ltd. (banking)..............................      21,986 $    89,622
Asahi Breweries, Ltd.
 (beverages & tobacco)..................................      11,098     162,175
Asahi Chemical Industry Co., Ltd. (chemicals)...........      18,649      63,395
Asahi Glass Co., Ltd. (miscellaneous-materials &
 components)............................................      17,000      81,065
Ashikaga Bank, Ltd. (banking)...........................      18,043      29,141
Bank of Tokyo-Mitsubishi, Ltd. (banking) (c)............      43,375     600,479
Bank of Yokohama, Ltd. (banking)........................      11,000      29,103
Bridgestone Corp.
 (industrial components)................................       8,935     194,477
Brother Industries, Ltd. (appliances & household
 durables)..............................................      13,601      31,172
Canon, Inc. (recreation & other consumer goods).........       9,288     217,161
Chiba Bank, Ltd. (banking)..............................      11,600      36,133
Chichibu Onoda Cement Corp. (building materials &
 components)............................................      12,783      23,596
Chiyoda Corp.
 (machinery & engineering)..............................       5,000       5,384
Chugai Pharmaceutical Co., Ltd. (health & personal
 care)..................................................       5,974      30,784
Citizen Watch Co., Ltd. (recreation & other consumer
 goods).................................................       9,678      65,130
Dai Nippon Printing Co., Ltd. (business & public
 services)..............................................       9,133     172,094
Daiei, Inc. (merchandising).............................      11,467      47,625
Daikin Industries, Ltd.
 (machinery & engineering)..............................       6,000      22,704
Dainippon Ink & Chemical, Inc. (chemicals)..............      18,203      46,199
Daiwa House Industry Co., Ltd. (construction & housing).       6,667      35,380
Daiwa Securities Co., Ltd. (financial services).........      10,287      35,603
Denso Corp.
 (industrial components) (c)............................       9,331     168,648
East Japan Railway Co. (transportation-road & rail).....          42     190,261
Ebara Corp.
 (machinery & engineering)..............................       5,660      60,074
Eisai Co., Ltd.
 (health & personal care)...............................       3,677      56,277
Fanuc, Ltd. (electronic components & instruments).......       3,823     145,250
Fuji Bank, Ltd. (banking) (c)...........................      25,432     103,277
Fuji Photo Film, Ltd. (recreation & other consumer
 goods) (c).............................................       5,394     207,428
Fujitsu, Ltd. (data processing & reproduction)..........      20,107     216,502
Furukawa Electric Co., Ltd. (industrial components).....      11,558      49,691

                                                           SHARES      VALUE
                                                         ----------------------
JAPAN (Continued)
Gakken Co., Ltd.
 (broadcasting & publishing)............................     13,000 $    18,298
Gunma Bank, Ltd. (banking)..............................      9,766      63,844
Hitachi Corp., Ltd.
 (electrical & electronics) (c).........................     31,857     227,864
Hitachi Zosen Corp. (metals-steel)......................     19,634      31,560
Hokuriku Bank (banking).................................     15,952      20,857
Honda Motor Co., Ltd. (automobiles) (c).................     10,345     381,112
Industrial Bank of Japan, Ltd. (banking)................     22,283     159,384
Ito-Yokado Co., Ltd. (merchandising)....................      4,375     223,762
Japan Airlines Co.
 (transportation-airlines) (a)..........................     31,138      85,016
Japan Energy Corp.
 (energy sources).......................................      5,637       5,333
Japan Steel Works (metals-steel) (a)                         25,176      19,169
Joyo Bank (banking).....................................     13,550      47,939
Kajima Corp.
 (construction & housing)...............................     12,910      32,667
Kamigumi Co., Ltd.
 (business & public services)...........................     13,456      39,947
Kansai Electric Power Co., Inc. (utilities-electrical &
 gas)...................................................      5,228      88,861
Kao Corp.
 (food & household products)............................      9,000     130,133
Kawasaki Heavy Industries (construction & housing)......     19,050      29,596
Kawasaki Steel Corp.
 (metals-steel).........................................     34,815      47,662
Keihin Electric Express Railway (transportation-road &
 rail)..................................................     18,000      62,989
Kinki Nippon Railway Co., Ltd. (transportation-road &
 rail)..................................................     40,124     215,093
Kirin Brewery Co., Ltd.
 (beverages & tobacco)..................................     14,154     103,416
Komatsu, Ltd.
 (machinery & engineering)..............................     12,162      61,267
Kubota Corp.
 (machinery & engineering)..............................     17,806      47,109
Kumagai Gumi Co., Ltd. (construction & housing).........     29,812      16,280
Kurabo Industries
 (textile & apparel)....................................     15,000      16,151
Kyocera Corp. (electronic components & instruments).....      2,490     113,372
Kyowa Hakko Kogyo
 (health & personal care)...............................      4,234      18,398
Makita Corp.
 (electrical & electronics).............................      5,448      52,376
Marubeni Corp. (wholesale & international trade)........     13,723      24,170
Marui Co., Ltd. (merchandising).........................      5,378      83,966
Matsushita Electric Industrial Co., Ltd. (appliances &
 household durables)....................................     19,247     282,737

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

COMMON STOCKS (Continued)

                                                            SHARES      VALUE
                                                          ----------------------
JAPAN (Continued)
Mitsubishi Chemical Corp. (chemicals)...................      29,833 $    42,906
Mitsubishi Corp.
 (multi-industry).......................................      13,531     107,190
Mitsubishi Estate Co., Ltd. (construction & housing)....      15,191     165,905
Mitsubishi Heavy Industries, Ltd. (machinery &
 engineering)...........................................      27,059     113,212
Mitsubishi Oil Co., Ltd.
 (energy sources).......................................       8,000      11,875
Mitsubishi Trust & Banking Corp. (financial services)...      12,031     121,216
Mitsui & Co. (wholesale & international trade)..........      10,822      64,256
Mitsui Fudosan Co., Ltd. (construction & housing).......      12,129     117,539
Mitsui Marine & Fire Insurance Co., Ltd. (insurance)....       8,359      42,816
Mitsui O.S.K. Lines, Ltd. (transportation-shipping) (a).      25,266      35,173
Mitsui Trust & Banking Co., Ltd. (financial services)...       8,000      15,566
Mitsukoshi, Ltd.
 (merchandising)........................................      14,758      39,386
NEC Corp.
 (electrical & electronics).............................      15,416     164,806
NGK Insulators, Ltd.
 (industrial components)................................      10,800      96,353
Niigata Engineering Co., Ltd. (machinery & engineering)
 (a)....................................................      11,000       4,822
Nikon Corp. (multi-industry)............................       6,407      63,567
Nippon Express Co., Ltd. (transportation-road & rail)...      14,446      72,218
Nippon Fire & Marine Insurance (insurance)..............       9,686      36,428
Nippon Light Metal Co.
 (metals-nonferrous)....................................      18,577      27,147
Nippon Meat Packers, Inc.
 (food & household products)............................       6,357      87,028
Nippon Oil Co., Ltd.
 (energy sources).......................................       8,936      23,161
Nippon Steel Corp. (metals-steel).......................      60,313      89,529
Nippon Telegraph & Telephone Corp. (telecommunications).         115     990,609
Nissan Motor Co., Ltd. (automobiles)....................      25,121     104,333
Nisshinbo Industries, Inc.
 (textile & apparel)....................................       7,363      31,146
Nissin Food Products Co., Ltd. (food & household
 products)..............................................       2,384      43,455
NKK Corp. (metals-steel)................................      35,919      28,732
Nomura Securities Co., Ltd. (financial services)........      14,955     200,134
Obayashi Corp.
 (construction & housing)...............................      10,799      36,876
Oji Paper Co., Ltd.
 (forest products & paper)..............................      17,490      69,815

                                                           SHARES      VALUE
                                                         ----------------------
JAPAN (Continued)
Olympus Optical Co., Ltd. (recreation & other consumer
 goods).................................................     20,000 $   138,592
Orient Corp. (financial services).......................     13,483      21,880
Osaka Gas Co., Ltd.
 (utilities-electrical & gas)...........................     10,126      23,208
Penta-Ocean Construction (construction & housing).......     10,000      14,075
Pioneer Electronic Corp. (appliances & household
 durables)..............................................      3,078      47,583
Sakura Bank, Ltd. (banking).............................     30,834      88,457
Sankyo Co., Ltd.
 (health & personal care)...............................      4,654     105,593
Sanrio Co., Ltd. (business & public services) (a).......      4,861      25,610
Sanyo Electric Co., Ltd. (appliances & household
 durables)..............................................     22,684      59,319
Sapporo Breweries, Ltd.
 (beverages & tobacco)..................................     16,692      52,635
Sato Kogyo Co., Ltd.
 (construction & housing)...............................     12,000       7,476
Sharp Corp. (appliances & household durables)...........     10,279      70,993
Shimizu Corp.
 (construction & housing)...............................     11,055      25,677
Shin-Etsu Chemical Co., Ltd. (chemicals)................      4,830      92,498
Shionogi & Co., Ltd.
 (health & personal care)...............................      5,396      24,818
Shiseido Co., Ltd.
 (health & personal care)...............................      5,739      78,567
Shizuoka Bank (banking).................................      9,494     102,227
Sony Corp. (appliances & household durables)............      3,741     333,758
Sumitomo Bank, Ltd.
 (banking) (c)..........................................     34,242     392,403
Sumitomo Chemical Co., Ltd. (chemicals).................     23,403      53,998
Sumitomo Corp. (wholesale & international trade)........     11,864      66,610
Sumitomo Electric Industries (industrial components)....      8,982     122,964
Sumitomo Marine & Fire Insurance Co. (insurance)........      8,126      43,123
Sumitomo Metal Industries, Ltd. (metals-steel)..........     34,343      44,110
Sumitomo Metal Mining Co. (metals-nonferrous)...........     11,298      37,365
Taisei Corp.
 (construction & housing)...............................     14,713      24,216
Taisho Pharmaceutical Co., Ltd. (health & personal
 care)..................................................      4,066     104,135
Taiyo Yuden Co., Ltd. (electronic components &
 instruments)...........................................      5,127      35,686
Takashimaya Co., Ltd. (merchandising)...................      6,574      39,943

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAFE INDEX FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

COMMON STOCKS (Continued)

                                                           SHARES      VALUE
                                                         ----------------------
JAPAN (Continued)
Takeda Chemical Industries, Ltd. (health & personal
 care)..................................................      9,318 $   266,595
Teikoku Oil Co., Ltd.
 (energy sources).......................................      5,646      14,764
Tobu Railway Co., Ltd. (transportation-road & rail).....     16,000      50,208
Tohoku Electric Power Co., Inc. (utilities-electrical &
 gas)...................................................      1,168      17,787
Tokai Bank, Ltd. (banking)..............................     18,989      88,796
Tokio Marine & Fire Insurance Co. (insurance)...........     12,540     142,740
Tokyo Dome Corp.
 (leisure & tourism)....................................      6,000      40,055
Tokyo Electric Power Co., Inc. (utilities-electrical &
 gas)...................................................     10,951     200,455
Tokyo Electron, Ltd. (electronic components &
 instruments)...........................................      2,192      70,470
Tokyo Gas Co., Ltd.
 (utilities-electrical & gas)...........................     12,091      27,526
Tokyo Steel Manufacturing Co., Ltd. (machinery &
 engineering)                                                 5,394      18,295
Tokyu Corp. (transportation-road & rail)................     15,451      59,893
Toppan Printing Co., Ltd. (business & public services)..     10,076     131,742
Tostem Corp. (building materials & components)..........      2,935      31,603
Toto, Ltd. (building materials & components)............      5,467      35,067
Toyo Seikan Kaisha (miscellaneous-materials &
 components)............................................      4,445      63,588
Toyoda Automatic Loom Works, Ltd. (machinery &
 engineering)                                                 5,000      92,292
Toyota Motor Corp.
 (automobiles) (c)......................................     36,152   1,039,898
Ube Industries, Ltd. (miscellaneous-materials &
 components)............................................     28,768      36,728
Uny Co., Ltd.
 (food & household products)............................      4,346      59,831
Yamaha Corp. (recreation & other consumer goods)........      4,188      47,671
Yamaichi Securities Co., Ltd. (financial services)......     10,000          77
Yamanouchi Pharmaceutical Co., Ltd. (health & personal
 care)..................................................      4,000      86,140
Yasuda Trust & Banking
 (financial services)...................................     15,000      14,997
                                                                    -----------
                                                                     14,209,235
                                                                    -----------
MALAYSIA (0.8%)
Golden Hope Plantations Berhad (food & household
 products)..............................................     39,056      45,153
Hong Leong Properties Berhad (construction & housing)...     56,625      10,329
Kuala Lumpur Kepong Berhad (forest products & paper)....     21,044      45,144

                                                            SHARES      VALUE
                                                          ----------------------
MALAYSIA (Continued)
Leader Universal Holdings Berhad (electrical &
 electronics)...........................................      30,000 $     9,249
Malayan Banking Berhad (banking)........................      10,794      31,336
Malaysia International Shipping Berhad Foreign
 Registered (transportation-shipping)...................      14,236      20,847
Malaysian Airline System Berhad (transportation-
 airlines)..............................................      31,856      25,536
Malaysian Helicopter Services Berhad (transportation-
 airlines)                                                    39,600       5,089
Malaysian Resources Corp. Berhad (construction &
 housing)...............................................      25,333       5,857
Metroplex Berhad
 (construction & housing)...............................      57,434      14,680
Multi-Purpose Holdings Berhad (multi-industry)..........      27,000       6,936
Perlis Plantations Berhad
 (multi-industry).......................................      13,560      19,160
PPB Oil Palms Berhad
 (food & household products)............................      10,000       7,707
Resorts World Berhad
 (leisure & tourism)....................................      19,000      31,973
Sime Darby Berhad (multi-industry)                            25,464      24,468
Technology Resources Industries Berhad (multi-industry).      25,409      15,014
Telekom Malaysia Berhad (telecommunications)............      28,700      84,794
Tenaga Nasional Berhad
 (utilities-electrical & gas)...........................      23,117      49,295
                                                                     -----------
                                                                         452,567
                                                                     -----------
NETHERLANDS (5.3%)
ABN Amro Holding N.V. (banking).........................      16,276     317,133
Elsevier N.V.
 (broadcasting & publishing)............................      12,921     209,058
Hollandsche Beton Groep N.V. (construction & housing)...       4,118      76,582
ING Groep N.V. (insurance)..............................       9,114     383,941
Koninklijke Hoogovens CVA N.V. (metals-steel)...........       1,081      44,312
Koninklijke KNP BT N.V.
 (forest products & paper)..............................       2,839      65,400
Koninklijke Nedlloyd Groep N.V. (transportation-
 shipping)..............................................       1,165      26,435
Koninklijke Pakhoed N.V. (transportation-shipping)......         921      26,577
Philips Electronics N.V. (appliances & household
 durables)..............................................       3,869     232,076
Royal Dutch Petroleum Co. (energy sources)..............      19,284   1,058,742
Stork N.V. (multi-industry).............................       1,864      64,364
Unilever CVA N.V.
 (food & household products)............................       6,744     415,839
                                                                     -----------
                                                                       2,920,459
                                                                     -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

COMMON STOCKS (Continued)

                                                            SHARES      VALUE
                                                          ----------------------
NEW ZEALAND (0.6%)
Carter Holt Harvey Ltd.
 (forest products & paper)..............................      21,197 $    32,739
Fletcher Challenge Building (building materials &
 components)............................................      33,475      68,419
Fletcher Challenge Energy
 (oil/gas-exploration)..................................      13,475      47,180
Fletcher Challenge Forest
 (forest products & paper)..............................      20,290      16,847
Fletcher Challenge Paper
 (forest products & paper)..............................      59,050      77,149
Telecom Corp. of New Zealand Ltd. (telecommunications)..      20,270      98,279
                                                                     -----------
                                                                         340,613
                                                                     -----------
NORWAY (0.5%)
Christiania Bank Og Kreditkasse (banking)...............      23,553      95,206
Elkem ASA Class A
 (metals-nonferrous)....................................       4,033      53,611
Norsk Hydro ASA (energy sources)........................       2,759     134,541
                                                                     -----------
                                                                         283,358
                                                                     -----------
PORTUGAL (0.6%)
Banco Comercial Portugues, S.A. Registered (banking)....       2,100      42,995
Banco Espirito Santo e Comercial de Lisboa, S.A.
 Registered (banking)...................................       1,200      35,750
Cimpor-Cementos de Portugal SGPS, S.A. (building
 materials & components)................................       1,200      31,488
Electricidade de Portugal, S.A. (utilities-electrical &
 gas)...................................................       4,875      92,411
Portugal Telecom, S.A. Registered (telecommunications)..       2,550     118,453
                                                                     -----------
                                                                         321,097
                                                                     -----------
SINGAPORE (0.8%)
City Developments, Ltd.
 (real estate)..........................................      18,348      84,937
Development Bank of Singapore, Ltd. Foreign Registered
 (banking)..............................................       5,648      48,269
First Capital Corp., Ltd.
 (multi-industry).......................................      30,000      27,774
Goldtron, Ltd. (electronic components & instruments)....     102,092      20,296
Singapore Airlines, Ltd. Foreign Registered
 (transportation-airlines)..............................       7,273      47,481
Singapore Technologies Industrial Corp. (multi-
 industry)..............................................      20,000      19,110
Singapore Telecommunications, Ltd. (telecommunications).      83,258     155,160

                                                            SHARES      VALUE
                                                          ----------------------
SINGAPORE (Continued)
United Overseas Bank, Ltd. Foreign Registered (banking).       9,898 $    54,926
Van der Horst, Ltd.
 (machinery & engineering)..............................      14,000       5,359
                                                                     -----------
                                                                         463,312
                                                                     -----------
SPAIN (2.7%)
Banco de Bilbao Vizcaya, S.A. Registered (banking)......       9,532     308,320
Banco de Santander, S.A. (banking)......................       6,965     232,600
Compania Sevillana de Electricidad, S.A.
 (utilities-electrical & gas)...........................       2,906      27,169
Empresa Nacional de Celulosas, S.A. (forest products &
 paper).................................................       1,466      19,958
Endesa, S.A.
 (utilities-electrical & gas)...........................      10,867     192,863
Gas Natural SDG, S.A.
 (utilities-electrical & gas)...........................       1,846      95,682
Iberdrola, S.A.
 (utilities-electrical & gas)...........................      10,558     138,889
Repsol, S.A. (energy sources)...........................       3,227     137,621
Telefonica de Espana, S.A. (telecommunications).........      11,942     340,830
                                                                     -----------
                                                                       1,493,932
                                                                     -----------
SWEDEN (2.4%)
ABB AB Series B
 (utilities-electrical & gas)...........................      11,280     132,926
Astra AB Series A
 (health & personal care)...............................      17,922     310,583
Svenska Cellulosa AB Series B (forest products & paper).       8,150     183,351
Swedish Match AB
 (beverages & tobacco)..................................      19,483      65,071
Telefonaktiebolaget LM Ericsson Series B
 (telecommunications)...................................      11,492     432,343
Volvo AB Series B (automobiles).........................       7,525     202,011
                                                                     -----------
                                                                       1,326,285
                                                                     -----------
SWITZERLAND (7.5%)
Credit Suisse Group Registered (financial services).....       2,947     456,633
Holderbank Financiere Glarus AG Bearer (building
 materials & components)................................         184     150,374
Holderbank Financiere Glarus AG Registered (building
 materials & components)................................         792     129,235
Jelmoli Holdings, Ltd. Bearer (merchandising)...........          77      66,518
Nestle S.A. Registered (food & household products)......         475     712,882
Novartis S.A. Bearer
 (health & personal care)...............................          97     157,948

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAFE INDEX FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

COMMON STOCKS (Continued)

                                                            SHARES      VALUE
                                                          ----------------------
SWITZERLAND (Continued)
Novartis S.A. Registered
 (health & personal care)...............................         628 $ 1,020,437
Roche Holdings AG Genusscheine (health & personal care).          69     686,191
Schindler Holding AG Participating Certificates
 (miscellaneous-materials & components).................          51      53,218
Schindler Holding AG Registered (miscellaneous-materials
 & components)..........................................          56      60,241
Schweizerische Bankverein Registered (banking) (a)......         836     260,220
Sika Finanz AG Registered (building materials &
 components)............................................       1,359      73,375
Societe Generale de Surveillance Holding S.A. Bearer
 (business & public services)...........................          55     105,584
Societe Generale de Surveillance Holding S.A. Registered
 (business & public services)...........................         234      85,832
Societe Suisse pour la Microelectronique et l'Horlogerie
 AG Registered (recreation & other consumer goods)......         500      67,533
Sulzer AG Registered
 (industrial components)................................         124      78,725
                                                                     -----------
                                                                       4,164,946
                                                                     -----------
UNITED KINGDOM (20.8%)
Abbey National PLC (banking)............................      16,400     283,067
Associated British Foods PLC (food & household
 products)..............................................      13,859     118,806
Barclays PLC (banking)..................................      15,590     414,276
Bass PLC (beverages & tobacco)..........................      15,245     234,787
B.A.T Industries PLC
 (beverages & tobacco)..................................      31,004     282,871
BG PLC (energy sources).................................      42,822     193,058
BG PLC Class B (energy sources).........................      47,738      23,955
Boots Co. PLC (merchandising)...........................      15,773     229,164
British Petroleum Co. PLC
 (energy sources).......................................      48,817     642,988
British Sky Broadcasting Group PLC (broadcasting &
 publishing)............................................      20,963     156,596
British Steel PLC (metals-steel)........................      26,277      56,963
British Telecommunications PLC (telecommunications).....      65,511     517,131
BTR PLC (multi-industry)................................      43,065     132,154
Cable & Wireless PLC (telecommunications)...............      25,128     220,993
Centrica PLC (energy sources)...........................      71,434     103,436
Coats Viyella PLC
 (textile & apparel)....................................      31,711      47,741
Courtaulds PLC (chemicals)..............................      12,663      61,987
De La Rue PLC
 (forest products & paper)..............................       8,210      53,495

                                                           SHARES      VALUE
                                                         ----------------------
UNITED KINGDOM (Continued)
Diageo PLC (beverages & tobacco)........................     47,064 $   432,499
Energy Group PLC (multi-industry).......................      3,550      39,399
General Accident PLC (insurance)........................      3,439      60,207
General Electric Co. PLC (electrical & electronics).....     28,416     186,554
Glaxo Wellcome PLC
 (health & personal care)...............................     31,766     751,612
Granada Group PLC
 (leisure & tourism)....................................     11,120     171,441
Guardian Royal Exchange PLC (insurance).................     17,626      94,257
Hanson PLC (multi-industry).............................     15,456      69,300
Harrisons & Crosfield PLC (miscellaneous-materials &
 components)............................................     36,989      85,208
HSBC Holdings PLC (HK par) (financial services) (i).....     17,246     427,351
Imperial Chemical Industries PLC (chemicals)............      9,046     139,913
Imperial Tobacco Group PLC (beverages & tobacco)........      6,247      39,470
Kingfisher PLC (merchandising)..........................     12,291     171,496
Ladbroke Group PLC
 (leisure & tourism)....................................     26,213     113,867
LASMO PLC (energy sources)..............................     15,779      70,229
Lloyds TSB Group PLC (banking)..........................     50,367     651,386
Marks & Spencer PLC (merchandising).....................     34,406     339,102
National Grid Group PLC (utilities-electrical & gas)....     21,547     102,904
National Power PLC
 (utilities-electrical & gas)...........................     13,457     133,406
Next PLC (merchandising)................................     11,249     128,083
Prudential Corp. PLC (insurance)........................     22,066     256,513
Racal Electronic PLC
 (multi-industry).......................................     14,870      64,838
Rank Group PLC
 (leisure & tourism)....................................     21,522     123,500
Reuters Holdings PLC (broadcasting & publishing)........     19,854     218,384
Rio Tinto PLC Registered
 (metals-nonferrous)....................................     12,231     141,981
Rolls-Royce PLC (aerospace & military technology).......     22,990      87,003
Royal & Sun Alliance Insurance Group PLC (insurance)....     18,266     183,334
Royal Bank of Scotland Group PLC (banking)..............     11,329     145,025
Sainsbury (J.) PLC (merchandising)......................     22,313     187,057
SmithKline Beecham PLC
 (health & personal care)...............................     50,504     519,787
Tarmac PLC (building materials & components)............     31,746      59,810
Tesco PLC (merchandising)...............................     30,169     243,238
Thames Water PLC
 (utilities-electrical & gas)...........................     14,000     209,854

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

COMMON STOCKS (Continued)


                                                        SHARES      VALUE
                                                      ----------------------
UNITED KINGDOM (Continued)
Unilever PLC
 (food & household products).........................     30,220 $   259,312
United Biscuits (Holdings) PLC (food & household
 products)...........................................     20,683      76,231
Vodafone Group PLC
 (multi-industry)....................................     37,461     273,364
Williams PLC (building materials & components).......     34,612     191,352
Wilson Connolly Holdings PLC (construction &
 housing)............................................     19,720      50,617
Zeneca Group PLC (chemicals).........................      8,753     308,207
                                                                 -----------
                                                                  11,580,559
                                                                 -----------
Total Common Stocks (Cost $45,866,893)...............             54,173,226 (f)
                                                                 -----------

PREFERRED STOCKS (0.6%)

AUSTRALIA (0.2%)
News Corp., Ltd.
 A$ 0.075
 (broadcasting &
 publishing) (d)(i)..................................     26,200     129,638
                                                                 -----------
GERMANY (0.3%)
RWE AG
 DM 1.60
 (utilities-electrical & gas) (d)(i).................      3,104     132,927
                                                                 -----------
ITALY (0.1%)
Fiat S.p.A.
 IL 100
 (automobiles) (d)(i)................................     19,688      30,067
                                                                 -----------
Total Preferred Stocks
 (Cost $218,472).....................................                292,632
                                                                 -----------

WARRANTS (0.0%) (b)

FRANCE (0.0%) (b)
Compagnie Generale des Eaux, S.A.
 Call Warrants
 Strike price FF 900
 Expire 5/2/01
 (business & public
 services) (a)(i)....................................      2,572       1,749
                                                                 -----------
UNITED KINGDOM (0.0%) (b)
BTR PLC
 Call Warrants
 Strike price (Pounds) 4.05
 Expire 10/26/98
 (multi-industry) (a)(i).............................      1,227          15
                                                                 -----------
Total Warrants.......................................                  1,764
                                                                 -----------

SHORT-TERM INVESTMENTS (4.6%)

                                                  PRINCIPAL
                                                    AMOUNT         VALUE
                                                  -------------------------
U.S. GOVERNMENT (4.6%)
United States Treasury Bills
 4.80%, due 3/26/98 (c).......................... $  600,000    $   592,862
 5.14%, due 4/2/98 (c)...........................  2,000,000      1,973,950
                                                                -----------
Total Short-Term Investments (Cost $2,567,294)...                 2,566,812
                                                                -----------
Total Investments
 (Cost $48,652,659) (g)..........................      102.6%    57,034,434 (h)
Liabilities in Excess of
 Cash and Other Assets...........................       (2.6)    (1,418,327)
                                                  ----------    -----------
Net Assets.......................................      100.0%   $55,616,107
                                                  ==========    ===========

FUTURES
CONTRACTS (0.0%) (b)

                                                  CONTRACTS      UNREALIZED
                                                     LONG     DEPRECIATION (E)
                                                  -----------------------------
JAPAN (0.0%) (b)
Japanese Yen, TOPIX Index,
 March 1998......................................          2    $    (9,921)
                                                                -----------
UNITED KINGDOM (0.0%) (b)
Pound Sterling, FTSE 100 Index, March 1998.......          3         (7,257)
                                                                -----------
Total Futures Contracts (Settlement Value
 $822,867).......................................               $   (17,178)
                                                                ===========

--------
(a) Non-income producing security.
(b) Less than one tenth of a percent.
(c) Segregated or partially segregated as collateral for futures contracts.
(d) Dividend rate shown represents the most recent annual payment.
(e) Represents the difference between the value of the contracts at the time they were opened and the value at December 31, 1997.
(f) The combined market value of common stocks and settlement value of Index futures contracts represents 98.9% of net assets.
(g) The cost for Federal income tax purposes is $49,156,812.
(h) At December 31, 1997 net unrealized appreciation for securities was $7,877,622, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $16,679,109 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $8,801,487.
(i) A$--Australian Dollar
    DM--Deutsche Mark
    FF--French Franc
    HK--Hong Kong Dollar
    IL--Italian Lira
    (Pounds)--Pound Sterling

 The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAFE INDEX FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997


The table below sets forth the diversification of EAFE Index Fund investments by industry.

INDUSTRY DIVERSIFICATION

                                                             VALUE     PERCENT +
                                                          ----------------------
Aerospace & Military Technology.......................... $    87,003      0.2%
Appliances & Household Durables..........................   1,057,637      1.9
Automobiles..............................................   2,472,941      4.4
Banking..................................................   7,445,525     13.4
Beverages & Tobacco......................................   1,535,665      2.8
Broadcasting & Publishing................................     977,177      1.8
Building Materials & Components..........................   1,059,627      1.9
Business & Public Services...............................     838,188      1.5
Chemicals................................................   1,703,538      3.1
Construction & Housing...................................     796,934      1.4
Data Processing & Reproduction...........................     216,502      0.4
Electrical & Electronics.................................   1,495,669      2.7
Electronic Components & Instruments......................     604,035      1.1
Energy Equipment & Service...............................      22,399      0.0#
Energy Sources...........................................   3,529,958      6.3
Financial Services.......................................   1,597,632      2.9
Food & Household Products................................   2,675,887      4.8
Forest Products & Paper..................................     563,897      1.0
Health & Personal Care...................................   4,925,633      8.9
Industrial Components....................................     945,565      1.7
Insurance................................................   3,193,421      5.7
Leisure & Tourism........................................     577,027      1.0
Machinery & Engineering..................................     768,784      1.4
Merchandising............................................   2,049,347      3.7
Metals-Nonferrous........................................     468,164      0.8
Metals-Steel.............................................     362,037      0.7
Miscellaneous-Materials & Components.....................     570,920      1.0
Multi-Industry...........................................   2,126,749      3.8
Oil/Gas-Exploration......................................     354,436      0.6
Real Estate..............................................      84,937      0.2
Recreation & Other Consumer Goods........................     771,757      1.4
Telecommunications.......................................   4,270,782      7.7
Textile & Apparel........................................     132,069      0.2
Transportation-Airlines..................................     306,195      0.6
Transportation-Road & Rail...............................     650,663      1.2
Transportation-Shipping..................................     448,493      0.8
U.S. Government..........................................   2,566,812      4.6
Utilities-Electrical & Gas...............................   2,625,393      4.7
Wholesale & International Trade..........................     155,036      0.3
                                                          -----------    -----
                                                           57,034,434    102.6
Liabilities in Excess of
 Cash and Other Assets...................................  (1,418,327)    (2.6)
                                                          -----------    -----
Net Assets............................................... $55,616,107    100.0%
                                                          ===========    =====

--------
+Percentages indicated are based on Fund net assets.
#Less than one tenth of a percent.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
EAFE INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1997

ASSETS:
 Investment in securities, at value
  (identified cost $48,652,659)................................... $57,034,434
 Cash denominated in foreign currencies (identified cost
  $339,391).......................................................     340,659
 Cash.............................................................     473,321
 Receivables:
 Dividends and interest...........................................     230,610
 Investment securities sold.......................................      12,512
 Fund shares sold.................................................         367
                                                                   -----------
   Total assets...................................................  58,091,903
                                                                   -----------
LIABILITIES:
 Payables:
 Investment securities purchased..................................   2,376,842
 Custodian........................................................      22,282
 MainStay Management..............................................      11,129
 Fund shares redeemed.............................................       5,432
 Transfer agent...................................................       4,246
 Accrued expenses.................................................      38,687
 Variation margin payable on futures
  contracts.......................................................      17,178
                                                                   -----------
   Total liabilities..............................................   2,475,796
                                                                   -----------
 Net assets....................................................... $55,616,107
                                                                   ===========
COMPOSITION OF NET ASSETS:
 Capital stock (par value of $.001 per share)
  1 billion shares authorized
 Institutional Class.............................................. $     5,388
 Institutional Service Class......................................          43
 Additional paid-in capital.......................................  47,790,389
 Accumulated distribution in excess of net investment income......    (487,364)
 Accumulated net realized loss on investments.....................     (43,195)
 Net unrealized appreciation on investments.......................   8,364,597
 Net unrealized depreciation on translation of assets and
  liabilities in foreign currencies...............................     (13,751)
                                                                   -----------
 Net assets....................................................... $55,616,107
                                                                   ===========
Institutional Class
 Net assets applicable to outstanding shares...................... $55,177,128
                                                                   ===========
 Shares of capital stock outstanding..............................   5,388,284
                                                                   ===========
 Net asset value per share outstanding............................ $     10.24
                                                                   ===========
Institutional Service Class
 Net assets applicable to outstanding shares...................... $   438,979
                                                                   ===========
 Shares of capital stock outstanding..............................      43,045
                                                                   ===========
 Net asset value per share outstanding............................ $     10.20
                                                                   ===========

STATEMENT OF OPERATIONS
For the year ended December 31, 1997

INVESTMENT INCOME:
 Income:
 Dividends (a).................................................. $  1,614,157
 Interest.......................................................       72,611
                                                                 ------------
   Total income.................................................    1,686,768
                                                                 ------------
 Expenses:
 Administration.................................................      632,652
 Advisory.......................................................      118,622
 Portfolio pricing..............................................       70,414
 Custodian......................................................       64,568
 Management.....................................................       57,337
 Professional...................................................       46,159
 Transfer agent.................................................       26,347
 Registration...................................................       24,859
 Shareholder communication......................................       14,578
 Directors......................................................        2,941
 Service........................................................        1,088
 Miscellaneous..................................................       14,130
                                                                 ------------
   Total expenses before
    reimbursement...............................................    1,073,695
 Expense reimbursement from Administrator or Manager............     (272,507)
                                                                 ------------
   Net expenses.................................................      801,188
                                                                 ------------
 Net investment income..........................................      885,580
                                                                 ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
 Security transactions..........................................   13,901,610
 Futures transactions...........................................     (232,610)
 Foreign currency transactions..................................      (12,176)
                                                                 ------------
 Net realized gain on investments and foreign currency
  transactions..................................................   13,656,824
                                                                 ------------
 Net change in unrealized appreciation (depreciation) on
  investments:
 Security transactions..........................................  (11,615,524)
 Futures transactions...........................................       (3,177)
 Translation of assets and liabilities in foreign currencies....       (7,995)
                                                                 ------------
 Net unrealized loss on investments and foreign currencies......  (11,626,696)
                                                                 ------------
 Net realized and unrealized gain on investments and foreign
  currency transactions.........................................    2,030,128
                                                                 ------------
 Net increase in net assets resulting from operations........... $  2,915,708
                                                                 ============

--------
(a) Dividends recorded net of foreign withholding taxes of $243,276.

 The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAFE INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1997 and December 31, 1996

                                                        1997          1996
                                                    ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
 Net investment income............................. $    885,580  $    915,784
 Net realized gain on investments..................   13,669,000       566,565
 Net realized loss on foreign currency
  transactions.....................................      (12,176)       (2,371)
 Net change in unrealized appreciation
  (depreciation) on investments....................  (11,618,701)    3,803,611
 Net change in unrealized depreciation on
  translation of assets and liabilities in foreign
  currencies.......................................       (7,995)      (20,453)
                                                    ------------  ------------
 Net increase in net assets resulting from
  operations.......................................    2,915,708     5,263,136
                                                    ------------  ------------
 Dividends and distributions to shareholders:
 From net investment income:
  Institutional Class..............................     (878,664)     (912,611)
  Institutional Service Class......................       (6,916)       (3,173)
 From net realized gain on investments and foreign
  currency transactions:
  Institutional Class..............................  (13,337,599)   (1,555,065)
  Institutional Service Class......................     (106,298)       (7,001)
 In excess of net investment income:
  Institutional Class..............................     (353,710)     (161,899)
  Institutional Service Class......................       (1,817)         (731)
                                                    ------------  ------------
   Total dividends and distributions to
    shareholders...................................  (14,685,004)   (2,640,480)
                                                    ------------  ------------
 Capital share transactions:
 Net proceeds from sale of shares:
  Institutional Class..............................   10,993,310    20,042,853
  Institutional Service Class......................      140,022       246,922
 Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions:
  Institutional Class..............................   14,564,746     2,628,297
  Institutional Service Class......................      115,016        10,905
                                                    ------------  ------------
                                                      25,813,094    22,928,977
 Cost of shares redeemed:
  Institutional Class..............................  (47,761,439)  (16,341,457)
  Institutional Service Class......................      (91,780)     (129,092)
                                                    ------------  ------------
  Increase (decrease) in net assets derived from
   capital share transactions......................  (22,040,125)    6,458,428
                                                    ------------  ------------
  Net increase (decrease) in net assets............  (33,809,421)    9,081,084
NET ASSETS:
 Beginning of year.................................   89,425,528    80,344,444
                                                    ------------  ------------
 End of year....................................... $ 55,616,107  $ 89,425,528
                                                    ============  ============
 Accumulated distribution in excess of net
  investment income................................ $   (487,364) $   (347,089)
                                                    ============  ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
EAFE INDEX FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                     INSTITUTIONAL                 INSTITUTIONAL                INSTITUTIONAL
                      INSTITUTIONAL     SERVICE     INSTITUTIONAL     SERVICE     INSTITUTIONAL    SERVICE
                          CLASS          CLASS          CLASS          CLASS          CLASS         CLASS
                      -------------  -------------  -------------  -------------  ------------- -------------
                                                              YEAR ENDED DECEMBER 31
                      ---------------------------------------------------------------------------------------
                                 1997                          1996                          1995
                      ----------------------------  ----------------------------  ---------------------------
Net asset value
 at beginning
 of year.........        $ 14.00        $ 13.97        $ 13.56        $ 13.51        $ 12.63       $ 12.63
                         -------        -------        -------        -------        -------       -------
Net investment
 income..........           0.22           0.19           0.16           0.12           0.13          0.14
Net realized and
 unrealized gain
 (loss) on
 investments.....          (0.28)         (0.29)          0.71           0.73           1.11          1.05
Net realized and
 unrealized gain
 (loss) on
 foreign currency
 transactions....          (0.00)(a)      (0.00)(a)      (0.00)(a)      (0.00)(a)      (0.10)        (0.10)
                         -------        -------        -------        -------        -------       -------
Total from
 investment
 operations......          (0.06)         (0.10)          0.87           0.85           1.14          1.09
                         -------        -------        -------        -------        -------       -------
Less dividends
 and
 distributions:
From net
 investment
 income..........          (0.22)         (0.19)         (0.16)         (0.12)         (0.04)        (0.04)
From net realized
 gain on
 investments and
 foreign currency
 transactions....          (3.39)         (3.39)         (0.25)         (0.25)         (0.14)        (0.14)
In excess of net
 investment
 income..........          (0.09)         (0.09)         (0.02)         (0.02)         (0.03)        (0.03)
                         -------        -------        -------        -------        -------       -------
Total dividends
 and
 distributions...          (3.70)         (3.67)         (0.43)         (0.39)         (0.21)        (0.21)
                         -------        -------        -------        -------        -------       -------
Net asset value
 at end of year..        $ 10.24        $ 10.20        $ 14.00        $ 13.97        $ 13.56       $ 13.51
                         =======        =======        =======        =======        =======       =======
Total investment
 return  ........           0.40%          0.08%          6.45%          6.37%          9.03%         8.63%
Ratios (to
 average net
 assets)/Supplemental
 Data:
 Net investment
  income.........           1.04%          0.79%          1.11%          0.86%          1.01%         0.76%
 Net expenses....           0.94%          1.19%          0.94%          1.19%          1.03%         1.28%
 Expenses (before
  reimbursement)..          1.26%          1.51%          1.23%          1.48%          1.24%         1.49%
Portfolio
 turnover rate...              6%             6%             4%             4%             6%            6%
Average
 commission
 rate paid.......        $0.0205        $0.0205        $0.0097        $0.0097          (b)           (b)
Net assets at end
 of year
 (in 000's)......        $55,177        $   439        $89,029        $   396        $80,087       $   257
                      INSTITUTIONAL CLASS
                      ---------------------
                        1994       1993
                      ---------- ----------
Net asset value
 at beginning
 of year.........     $   12.03  $    9.60
                      ---------- ----------
Net investment
 income..........          0.10       0.06
Net realized and
 unrealized gain
 (loss) on
 investments.....          0.70       2.71
Net realized and
 unrealized gain
 (loss) on
 foreign currency
 transactions....          0.03      (0.01)
                      ---------- ----------
Total from
 investment
 operations......          0.83       2.76
                      ---------- ----------
Less dividends
 and
 distributions:
From net
 investment
 income..........         (0.09)     (0.14)
From net realized
 gain on
 investments and
 foreign currency
 transactions....         (0.14)     (0.19)
In excess of net
 investment
 income..........           --         --
                      ---------- ----------
Total dividends
 and
 distributions...         (0.23)     (0.33)
                      ---------- ----------
Net asset value
 at end of year..     $   12.63  $   12.03
                      ========== ==========
Total investment
 return  ........          6.83%     28.97%
Ratios (to
 average net
 assets)/Supplemental
 Data:
 Net investment
  income.........          0.57%      0.53%
 Net expenses....          1.26%      1.27%
 Expenses (before
  reimbursement)..         1.26%      1.27%
Portfolio
 turnover rate...             7%        16%
Average
 commission
 rate paid.......        (b)        (b)
Net assets at end
 of year
 (in 000's)......       $72,265    $53,714

--------
(a) Less than one cent per share.
(b) Disclosure of amount required for fiscal years beginning on or after September 1, 1995.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GROWTH EQUITY FUNd
================================================================================

--------------------------------------------------------------------------------
1997 MARKET HIGHLIGHTS
--------------------------------------------------------------------------------

 . Following the Federal Reserve Board's rate hike in March, the equity markets, in general, benefited from low inflation and declining domestic interest rates.

 . The Asian financial crisis precipitated a flight to quality which proved beneficial for some of the largest capitalization issues and stocks with dependable earnings.

 . Over the course of the year, stock market volatility increased substantially, creating both opportunities and pitfalls.

 . Despite gains earlier in the year, energy and energy services stocks were hurt in the fourth quarter by declining oil prices.

--------------------------------------------------------------------------------
1997 FUND HIGHLIGHTS
--------------------------------------------------------------------------------

 . For the year ended 12/31/97, the MainStay Institutional Growth Equity Fund returned 24.73% and 24.50% for Institutional Class shares and Service Class shares, respectively.

 . The Fund benefited from an overweighted position in the financial services industry, which performed well through most of the year and provided substantial returns.

 . Several of the Fund's technology holdings suffered from setbacks in Asian economies, while domestic retail companies appeared to benefit.

 . The portfolio benefited from the flight to quality with several defensive holdings that performed well for investors.


In late March, signs of rapid growth led the Federal Reserve Board to move to raise interest rates by 25 basis points. Throughout the rest of the year, however, the growth rate was more moderate and inflation remained at low levels, which was generally positive for the stock market and particularly good for the financial industry.

Volatility increased as the year progressed, with the Dow Jones Industrial Average* dropping 554.26 points or 7.18% on October 27th, 1997, then recording its largest single-day gain in history the next day. In the third and fourth quarters, weakening currencies and other financial problems in Asian markets took a severe toll on many technology stocks. This, however, stimulated increased interest in purely domestic issues or high-quality defensive companies with dependable earnings, including health care and pharmaceutical stocks.

Late in the year, declining oil prices hurt energy-related stocks, despite their earlier gains. Overall, however, the stock market had another outstanding year, with the S&P 500+ Index up more than 33%.

Given this context, how did the MainStay Institutional Growth Equity Fund do in 1997?

For the year ended 12/31/97, the Growth Equity Fund returned 24.73% and 24.50% for Institutional Class shares and Service Class shares, respectively. That placed both share classes behind the average Lipper++ growth fund, which returned 25.30% for the year.

--------------------------------------------------------------------------------
Basis point   One hundredth of one percent in the yield of an investment, i.e.,
100 basis points equals 1%.

Inflation   An increase in the cost of goods and services over time. As prices rise, the purchasing power of the dollar declines.

Volatility Fluctuations   in the price of securities or markets, up or down,
over a short period of time.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
* The Dow Jones Industrial Average is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but also including financial, leisure, and other service-oriented firms.

+ "Standard & Poor's 500 Composite Stock Price Index" and "S&P 500" are registered trademarks of Standard & Poor's. The S&P 500 is an unmanaged index and is considered to be generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gain distributions.

++ Lipper Analytical Services, Inc. is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.

===============================================================================

Why did the Fund underperform the average Lipper growth fund?

Although we identified strong potential in oil and energy stocks, they were negatively impacted by mild weather and declining oil prices. In addition, several of the Fund's technology holdings were hurt by the Asian financial turmoil. Rising costs in the health maintenance organization market also impacted some of the Fund's health care issues.

Which areas contributed most significantly to the Fund's performance?

One of our best decisions during the year was to keep the Fund overweighted in the financial sector. You may recall that this sector had a sudden setback when short-term interest rates increased at the end of the first quarter. However, we felt that the individual stocks the Fund held were strong, and many were stellar performers for the year, particularly as long-term interest rates declined in the third and fourth quarters.

Can you provide some examples of financial stocks that performed well?

Sure. Travelers was up 79% and had a major impact on the Fund. SunAmerica was up 45% for the year, MGIC was up 76%, and AIG rose 51%. Although each stock had a different weighting, all were strong contributors to the Fund's overall performance. We purchased Norwest Corp. in July, which was up 27% by the end of the year--an impressive gain in a short period.

Why did financial stocks do so well?

Lower interest rates are generally good for financial issues. In addition, when investors started to look beyond rates and focused on company fundamentals, the group as a whole had very attractive price-to-earnings ratios and growth rates. When the Asian difficulties caused a flight to quality, the Fund's financial stocks provided strong returns. One negative performer was Green Tree Financial, which was down 31% for the year, after their accounting practices were questioned.

How was the Fund affected by the fallout in Asia?

In a variety of ways. Technology stocks, many of which have close ties with Asian markets, were hit relatively hard. Since many investors were heavily weighted in technology, they needed to find alternatives, and many may have turned to high-quality, dependable stocks, such as pharmaceuticals and strong health care companies, solid domestic financial issues, and other large capitalization companies. That turned out to be positive for the Fund.

How hard was the Fund hit in the technology area?

The negative investor psychology led us to sell a number of holdings that had formerly looked attractive. Since the market was relatively forgiving of larger, well-known companies, we continued to hold Oracle, but it lost 19.8% for the year and we may trim the Fund's position in the future. Intel, which had previously been a strong performer, returned just 7% in a market that was up 33%, so we reduced the Fund's position. When we saw declining interest in commodity-type technology names, we also sold Seagate, a disk drive manufacturer, and Lam Research, a company that makes chip-testing equipment. Given the further declines these stocks experienced, the decision to sell was

--------------------------------------------------------------------------------
Weighting/overweighted   The proportion of a portfolio allocated to a specific
security or sector, i.e., a fund is said to be overweighted in a sector when that portion of the portfolio is greater than the sector's general relationship to the market as a whole.

Flight to quality   When investors in general move to improve the credit quality and liquidity of the securities they own, either because of credit concerns or international crisis.

Capitalization   The amount of outstanding equity a company has issued.
Companies may vary greatly in the amount of equity capital they have raised, and their capitalization may change with new issues or stock repurchases.

Bottom-up investing   Security selection based on the specific fundamental
merits of individual issues. The opposite of "top-down" investing, which starts with general economic trends, compares market sectors, and uses relative security values to narrow the range of issues to examine.
--------------------------------------------------------------------------------

================================================================================

a positive step in containing risk. We also held 3Com, a networking company that had problems integrating its acquisitions. The stock was down 52% for the year and had the worst overall impact on the Fund of any of its holdings. Of course, not all technology stocks were negative stories. Computer Associates, which was up 60% for the year, was one of the Fund's largest holdings, and was among the leading contributors to the Fund's performance. Also, two other software companies, Microsoft and Compuware, contributed positively to the Fund's performance.

Which stocks did you feel benefited from the difficulties in Asia?

Actually, there were several. As difficulties arose in Asia, many investors moved to well-known companies which they felt were more dependable. Although we pick stocks one-by-one, in the general flight to high-quality, companies such as the pharmaceuticals performed very well. The Fund owned Schering-Plough, which was up 95% for the year and had a very positive impact on the Fund's investment portfolio. We purchased Eli Lilly during the year, and the stock benefited from dependable growth and strong new product flow, gaining over 75%. Since Eli Lilly was a sizeable holding, it had a very positive impact on performance. The Fund also had success with other health care related stocks, such as Guidant and Medtronic, both of which produce devices used in cardiovascular care. These two stocks recorded substantial gains and ranked among the top contributors to the Fund's performance.

Were there other areas that you feel performed well as a result of the Asian difficulties?

Yes. Many purely domestic retailers did well. The Fund held Home Depot, which was up 76% for the year, and Kohl's, a specialty retailer largely in the Midwest, that gained 69%. In addition, the Fund added CVS, another entirely domestic retailer in the third quarter. The stock performed well throughout the fourth quarter.

How was the Fund affected by the volatility of the stock market in 1997?

We held a number of defensive companies that benefited from the market's volatility. Merck was a major new purchase, with relatively steady earnings-per-share growth. We bought the stock in the second quarter and it did very well. Other defensive holdings, like Johnson & Johnson, Eli Lilly, and Schering-Plough also helped us weather the market volatility, as investors sought out stocks that had a more dependable growth profile.

With oil prices declining late in the year, how was the Fund affected?

The impact was generally negative. Diamond Offshore, Halliburton, and ENSCO are offshore drilling and oil services companies we bought during the year. All three declined in price after purchase and hurt the Fund's overall performance. The Fund has continued to hold these stocks, however, because they appear to have strong earnings potential for 1998. Of course, we will reevaluate that decision as things progress. Basically, though, we believe that buying energy stocks late in the cycle was one of our weaker decisions during 1997.

Besides technology stocks, did the Fund have other major sales during the year?

Yes. The Fund sold Amgen, a leading biotechnology stock, because its fundamentals weakened. Earnings per share slowed and the sale was basically neutral for the Fund. Black & Decker appeared to be an attractive buy, but just a few weeks later, its earnings estimates were reduced and we sold the stock, which had a negative impact on performance. NIKE, on the other hand, was a stock we sold based on reduced earnings and weaker fundamentals. But given the performance after the sale, we believe it was a good move for the Fund. We also sold Triton, an "opportunistic" stock with oil reserves in Columbia and natural gas holdings in Thailand. When Thailand's economy weakened, that project went on hold. We sold the stock at a loss, but protected investors from even bigger losses as the stock continued to decline.

Were there other significant sales?

Yes. We saw medical costs rising out of control for Humana. A new president stepped in and tried to turn things around, but we later sold the stock. That turned out to be a wise decision given the stock's subsequent performance. Although we did not sell Aetna until year end, it was also an underperformer, losing 65% for the year due to the company's inability to

================================================================================

cope with rising costs. We based our decision to sell Columbia/HCA on its involvement in a federal investigation. We sold the stock for about the same price at which we purchased it, with a neutral impact for the Fund.

It sounds like it was a year of ups and downs.

Yes it was. That's why we use a bottom-up approach, evaluating securities on their individual merits, seeking stocks with strong growth potential. But shifting economic, market, and industry factors can have a dramatic impact, even on stocks with strong fundamentals. This year Tyco International, a diversified industrial company that exceeded earnings expectations, was one of the Fund's strongest performers as investors looked for quality, dependability, and strength. On the other hand, Danka Business Systems, which distributes copiers and fax machines, suffered a setback integrating a recent acquisition and earnings visibility seemed to have disappeared. The stock was down 62% for the year, which had a negative impact on performance.

How was the Fund weighted at year end?

As we mentioned earlier, the Fund was overweighted in financials, which was positive for performance. The Fund remained slightly overweighted in technology, which hurt the Fund in 1997. It was underweighted in energy, which helped performance and underweighted in utilities, which was essentially neutral. Being underweighted in consumer staples and communications also hurt the Fund, particularly with the strength of megacapitalization stocks like AT&T. Being underweighted in capital goods helped the Fund and being somewhat underweighted in basic materials was good for the Fund on a relative basis.

What do you foresee for 1998?

We believe the catalysts that moved the market in 1997 may still be in place. Moderate growth, low inflation, and low interest rates may continue, and may support the long-term case for a bull market. Nevertheless, the market is much more cautious, and for good reason. We feel that the Asian situation may slow economic growth in the United States and demand for exports may decline. While that may be negative for corporate earnings, it may have a beneficial impact on inflation. If foreign influence on domestic stocks is stronger than we anticipate, however, the bull market may well be challenged. Nevertheless, we will continue to seek to identify stocks that offer long-term growth potential, with dividend income, if any, as an incidental consideration.

Edmund Spelman
Rudy Carryl
Portfolio Managers


--------------------------------------------------------------------------------
 Past performance is no guarantee of future results.

                             [GRAPHS APPEAR HERE]


                  $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                      GROWTH EQUITY FUND VS S&P 500 INDEX

                          INSTITUTIONAL CLASS SHARES

DATE                    GROWTH EQUITY FUND                     S&P 500
----                    ------------------                     -------
1/2/91                          10,000                          10,000
1991                            16,700                          13,047
1992                            17,640                          14,040
1993                            19,333                          15,456
1994                            18,901                          15,660
1995                            26,062                          21,546
1996                            31,696                          26,493
1997                            39,535                          35,331


                  $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                      GROWTH EQUITY FUND VS S&P 500 INDEX

                             SERVICE CLASS SHARES

DATE                    GROWTH EQUITY FUND                     S&P 500
----                    ------------------                     -------
1/2/91                          10,000                          10,000
1991                            16,700                          13,047
1992                            17,640                          14,040
1993                            19,333                          15,456
1994                            18,901                          15,660
1995                            25,990                          21,546
1996                            31,529                          26,493
1997                            39,245                          35,331

Source: Lipper Analytical Services, Inc.
These graphs assume a $10,000 investment made on 1/2/91.

                            Total Return*                   SEC Average Annual Total Return*
PERFORMANCE             as of December 31, 1997                  as of December 31, 1997
--------------------------------------------------------------------------------------------------
                             Year to Date              One Year      Five Year    Since Inception
--------------------------------------------------------------------------------------------------
Growth Equity Fund
 Institutional Class               24.73%                 24.73%      17.52%         21.68%
Growth Equity Fund Service
 Class+                            24.50%                 24.50%      17.34%         21.55%
Average Lipper Growth Fund         25.30%                 25.30%      16.47%         17.92%
S&P 500 Stock Index                33.36%                 33.36%      20.27%         19.76%


YEAR-BY-YEAR PERFORMANCE
--------------------------------------------------------------------------------

                          Institutional Class Shares

                           [BAR GRAPH APPEARS HERE]

               YEAR END                           TOTAL RETURN %*
               --------                           ---------------
                 1991                                    67.00
                 1992                                     5.63
                 1993                                     9.59
                 1994                                    -2.23
                 1995                                    37.88
                 1996                                    21.62
                 1997                                    24.73

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(% of net assets as of December 31, 1997)
--------------------------------------------------------------------------------

[PIE CHART APPEARS HERE]

Common Stocks                                  95.38%
Cash, Equivalents & Other Assets                4.62%++
--------------------------------------------------------------------------------
TOP 10 HOLDINGS
(% of net assets as of December 31, 1997)
--------------------------------------------------------------------------------
1.  Tyco International Ltd.                      3.43%
2.  Cendant Corp.                                3.42%
3.  Travelers Group Inc.                         3.08%
4.  SunAmerica Inc.                              2.84%
5.  Computer Associates International, Inc.      2.73%
6.  Medtronic, Inc.                              2.72%
7.  Lilly (Eli) and Co.                          2.65%
8.  Schering-Plough Corp.                        2.52%
9.  Safeway Inc.                                 2.17%
10. MGIC Investment Corp.                        2.13%


TOP 5 INDUSTRY
Holdings
(% of net assets as of December 31, 1997)
--------------------------------------------------------------------------------
1.  Financial Services                          15.82%
2.  Retail                                      12.13%
3.  Drugs                                        8.36%
4.  Computer Software                            7.28%
5.  Medical Equipment                            6.23%

--------------------------------------------------------------------------------



* Total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends, and, for the Service Class shares, include the service fee of .25%.

+ Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Fund's inception (1/2/91) up to December 31, 1994. Performance figures for these two Classes after this date will vary based on differences in their expense structures.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that upon redemption, shares may be worth more or less than their original cost.

   The Institutional Class shares are sold with no sales charge. The Service Class shares, first offered 1/1/95, are sold with no initial or contingent deferred sales charge, but are subject to an annual shareholder service fee of .25%.

++ Adjusted for liabilities.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
GROWTH EQUITY FUND
PORTFOLIO OF INVESTMENTS
December 31, 1997

COMMON STOCKS (95.4%)+

                                                         SHARES       VALUE
                                                       ------------------------
AUTO PARTS (0.2%)
Lear Seating Corp. (a)................................      34,600 $  1,643,500
                                                                   ------------
BANKS (4.2%)
NationsBank Corp. ....................................     175,000   10,642,188
Norwest Corp. ........................................     306,100   11,823,113
Washington Mutual Inc. ...............................     110,800    7,070,425
                                                                   ------------
                                                                     29,535,726
                                                                   ------------
BUILDINGS (1.2%)
Oakwood Homes Corp. ..................................     250,000    8,296,875
                                                                   ------------
COMPUTER SOFTWARE (7.3%)
Computer Associates International, Inc. ..............     367,500   19,431,562
Compuware Corp. (a)...................................     338,000   10,816,000
Microsoft Corp. (a)...................................     100,000   12,925,000
Oracle Corp. (a)......................................     383,625    8,559,633
                                                                   ------------
                                                                     51,732,195
                                                                   ------------
COMPUTERS & OFFICE EQUIPMENT (3.4%)
EMC Corp. (a).........................................     104,700    2,872,706
Hewlett-Packard Co. ..................................     136,000    8,500,000
Sun Microsystems (a)..................................     316,000   12,600,500
                                                                   ------------
                                                                     23,973,206
                                                                   ------------
CONSUMER DURABLES (1.5%)
Harley-Davidson, Inc. ................................     398,000   10,895,250
                                                                   ------------
CONSUMER SERVICES (4.6%)
Cendant Corp. (a).....................................     706,910   24,300,031
Service Corp. International...........................     229,000    8,458,688
                                                                   ------------
                                                                     32,758,719
                                                                   ------------
COSMETICS (1.3%)
Gillette Co. .........................................      95,000    9,541,563
                                                                   ------------
DRUGS (8.4%)
Elan Corp. PLC ADR (a)(b).............................     203,000   10,391,063
Lilly (Eli) and Co. ..................................     271,000   18,868,375
Merck & Co., Inc. ....................................     115,000   12,218,750
Schering-Plough Corp. ................................     288,500   17,923,062
                                                                   ------------
                                                                     59,401,250
                                                                   ------------
ENERGY (0.7%)
Abacan Resource Corp. (a)(b)..........................     475,000      742,188
British Petroleum Co.,
 PLC ADR (b)..........................................      50,636    4,035,056
                                                                   ------------
                                                                      4,777,244
                                                                   ------------
FINANCIAL SERVICES (15.8%)
Associates First Capital Corp. Class A................     156,300   11,116,838
Equifax Inc. .........................................     241,000    8,540,437
Fannie Mae............................................     224,000   12,782,000

--------
+ Percentages indicated are based on Fund net assets.

                                                          SHARES       VALUE
                                                        ------------------------
FINANCIAL SERVICES (Continued)
Green Tree Financial Corp. ............................     336,500 $  8,812,094
Household International, Inc. .........................     109,800   14,006,362
MGIC Investment Corp. .................................     227,200   15,108,800
SunAmerica Inc. .......................................     472,500   20,199,375
Travelers Group Inc. ..................................     405,697   21,856,926
                                                                    ------------
                                                                     112,422,832
                                                                    ------------
HEALTH CARE (5.2%)
Cardinal Health Inc. ..................................     100,000    7,512,500
HEALTHSOUTH Corp. (a)..................................     414,000   11,488,500
Tenet Healthcare Corp. (a).............................     302,475   10,019,484
United Healthcare Corp. ...............................     165,500    8,223,281
                                                                    ------------
                                                                      37,243,765
                                                                    ------------
INDUSTRIAL (4.7%)
Illinois Tool Works Inc. ..............................     154,000    9,259,250
Tyco International Ltd. ...............................     540,900   24,374,306
                                                                    ------------
                                                                      33,633,556
                                                                    ------------
INSURANCE (3.3%)
American International
 Group, Inc. ..........................................     138,825   15,097,219
Conseco, Inc. .........................................     191,200    8,687,650
                                                                    ------------
                                                                      23,784,869
                                                                    ------------
LEISURE (0.7%)
Mirage Resorts Inc. (a)................................     222,400    5,059,600
                                                                    ------------

MATERIALS/PROCESSING (1.1%)
Monsanto Co. ..........................................     177,700    7,463,400
                                                                    ------------
MEDICAL EQUIPMENT (6.2%)
Guidant Corp. .........................................     215,400   13,408,650
Johnson & Johnson......................................     175,504   11,561,326
Medtronic, Inc. .......................................     369,600   19,334,700
                                                                    ------------
                                                                      44,304,676
                                                                    ------------
OIL SERVICES (2.2%)
Diamond Offshore
 Drilling, Inc. .......................................     117,400    5,649,875
ENSCO International Inc. ..............................     182,500    6,113,750
Halliburton Co. .......................................      68,000    3,531,750
                                                                    ------------
                                                                      15,295,375
                                                                    ------------
POLLUTION CONTROL (1.1%)
USA Waste Services Inc. (a)............................     192,000    7,536,000
                                                                    ------------
RETAIL (12.1%)
Bed Bath & Beyond, Inc. (a)............................     204,700    7,880,950
CVS Corp. .............................................     159,200   10,198,750
Dollar General Corp. ..................................     218,750    7,929,687
Home Depot, Inc. (The).................................     229,450   13,508,869
Kohl's Corp. (a).......................................     190,000   12,943,750

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GROWTH EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

COMMON STOCKS (Continued)


                                                         SHARES       VALUE
                                                       ------------------------
RETAIL (Continued)
Kroger Co. (a)........................................     278,000 $ 10,268,625
Safeway Inc. (a)......................................     244,100   15,439,325
Staples, Inc. (a).....................................     289,100    8,022,525
                                                                   ------------
                                                                     86,192,481
                                                                   ------------
TECHNOLOGY (5.8%)
Adaptec, Inc. (a).....................................     195,500    7,257,938
Cisco Systems, Inc. (a)...............................     227,250   12,669,187
Intel Corp. ..........................................     175,300   12,314,825
3Com Corp. (a)........................................     259,000    9,048,812
                                                                   ------------
                                                                     41,290,762
                                                                   ------------
TELECOMMUNICATION EQUIPMENT (2.0%)
Lucent Technologies Inc. .............................     174,000   13,898,250
                                                                   ------------
TELECOMMUNICATION SERVICES (1.6%)
Worldcom, Inc. (a)....................................     379,088   11,467,412
                                                                   ------------
TOYS (0.8%)
Mattel, Inc. .........................................     155,000    5,773,750
                                                                   ------------
Total Common Stocks
 (Cost $379,192,498)..................................              677,922,256
                                                                   ------------

SHORT-TERM INVESTMENTS (5.1%)

                                                    PRINCIPAL
                                                     AMOUNT        VALUE
                                                   -------------------------
COMMERCIAL PAPER (5.1%)
American Express Credit Corp.
 6.11%, due 1/2/98................................ $10,000,000  $ 10,000,000
 6.21%, due 1/5/98................................  11,034,000    11,034,000
American General
 Finance Corp.
 6.65%, due 1/2/98................................  10,000,000    10,000,000
Ford Motor Credit Co.
 6.02%, due 1/5/98................................   5,000,000     5,000,000
                                                                ------------
Total Short-Term Investments (Cost $36,034,000)...                36,034,000
                                                                ------------
Total Investments
 (Cost $415,226,498) (c)..........................       100.5%  713,956,256 (d)
Liabilities in Excess of
 Cash and Other Assets............................        (0.5)   (3,218,213)
                                                   -----------  ------------
Net Assets........................................       100.0% $710,738,043
                                                   ===========  ============

--------
(a) Non-income producing security.
(b) ADR--American Depository Receipts.
(c) The cost for Federal income tax purposes is $415,229,319.
(d) At December 31, 1997, net unrealized appreciation was $298,726,937, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $306,163,162 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $7,436,225.

 The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
GROWTH EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1997

ASSETS:
 Investment in securities, at value
  (identified cost $415,226,498).................................. $713,956,256
 Cash.............................................................        1,611
 Receivables:
 Investment securities sold.......................................    7,970,782
 Fund shares sold.................................................      261,213
 Dividends and interest...........................................      264,540
                                                                   ------------
   Total assets...................................................  722,454,402
                                                                   ------------
LIABILITIES:
 Payables:
 Investment securities purchased..................................    7,354,222
 Fund shares redeemed.............................................    3,729,544
 Mainstay Management..............................................      505,957
 Transfer agent...................................................       35,699
 Custodian........................................................       16,565
 Accrued expenses.................................................       74,372
                                                                   ------------
   Total liabilities..............................................   11,716,359
                                                                   ------------
 Net assets....................................................... $710,738,043
                                                                   ============
COMPOSITION OF NET ASSETS:
 Capital stock (par value of $.001 per share) 1 billion shares authorized
 Institutional Class.............................................. $     27,526
 Institutional Service Class......................................          423
 Additional paid-in capital.......................................  403,136,748
 Accumulated undistributed net realized gain on investments.......    8,843,588
 Net unrealized appreciation on investments.......................  298,729,758
                                                                   ------------
 Net assets....................................................... $710,738,043
                                                                   ============
Institutional Class
 Net assets applicable to outstanding shares...................... $700,069,960
                                                                   ============
 Shares of capital stock outstanding..............................   27,526,451
                                                                   ============
 Net asset value per share outstanding............................ $      25.43
                                                                   ============
Institutional Service Class
 Net assets applicable to outstanding shares...................... $ 10,668,083
                                                                   ============
 Shares of capital stock outstanding..............................      422,638
                                                                   ============
 Net asset value per share outstanding............................ $      25.24
                                                                   ============

STATEMENT OF OPERATIONS
For the year ended December 31, 1997

INVESTMENT INCOME:
 Income:
 Dividends (a).................................................... $  3,273,021
 Interest.........................................................      703,695
                                                                   ------------
   Total income...................................................    3,976,716
                                                                   ------------
 Expenses:
 Administration...................................................    3,394,512
 Advisory.........................................................    1,414,379
 Management.......................................................      670,493
 Transfer agent...................................................      165,353
 Shareholder communication........................................       94,954
 Professional.....................................................       94,198
 Custodian........................................................       64,790
 Registration.....................................................       47,229
 Service..........................................................       22,723
 Directors........................................................       19,333
 Miscellaneous....................................................       24,444
                                                                   ------------
   Total expenses.................................................    6,012,408
                                                                   ------------
 Net investment loss..............................................   (2,035,692)
                                                                   ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments.................................   58,052,272
 Net change in unrealized appreciation on investments.............   84,067,993
                                                                   ------------
 Net realized and unrealized gain on investments..................  142,120,265
                                                                   ------------
 Net increase in net assets resulting from operations............. $140,084,573
                                                                   ============

--------
(a) Dividends recorded net of foreign withholding taxes of $11,725.

 The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GROWTH EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1997 and December 31, 1996

                                                      1997           1996
                                                  -------------  -------------
INCREASE IN NET ASSETS:
 Operations:
 Net investment loss............................. $  (2,035,692) $  (1,305,265)
 Net realized gain on investments................    58,052,272     25,602,618
 Net change in unrealized appreciation on
  investments....................................    84,067,993     67,459,450
                                                  -------------  -------------
 Net increase in net assets resulting from
  operations.....................................   140,084,573     91,756,803
                                                  -------------  -------------
 Distributions to shareholders:
 From net realized gain on investments:
  Institutional Class............................   (49,601,396)   (21,861,690)
  Institutional Service Class....................      (761,884)      (276,715)
                                                  -------------  -------------
   Total distributions to shareholders...........   (50,363,280)   (22,138,405)
                                                  -------------  -------------
 Capital share transactions:
 Net proceeds from sale of shares:
  Institutional Class............................   191,569,771    184,940,316
  Institutional Service Class....................     3,838,239      3,762,904
 Net asset value of shares issued to
  shareholders in reinvestment of distributions:
  Institutional Class............................    49,596,146     21,861,690
  Institutional Service Class....................       691,022        276,715
                                                  -------------  -------------
                                                    245,695,178    210,841,625
 Cost of shares redeemed:
  Institutional Class............................  (170,865,746)  (146,673,191)
  Institutional Service Class....................    (1,866,670)      (590,510)
                                                  -------------  -------------
  Increase in net assets derived from capital
   share transactions............................    72,962,762     63,577,924
                                                  -------------  -------------
  Net increase in net assets.....................   162,684,055    133,196,322
NET ASSETS:
 Beginning of year...............................   548,053,988    414,857,666
                                                  -------------  -------------
 End of year..................................... $ 710,738,043  $ 548,053,988
                                                  =============  =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
GROWTH EQUITY FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                      INSTITUTIONAL                   INSTITUTIONAL                   INSTITUTIONAL
                      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE
                          CLASS           CLASS           CLASS           CLASS           CLASS           CLASS
                      -------------   -------------   -------------   -------------   -------------   -------------
                                                              YEAR ENDED DECEMBER 31
                      ----------------------------------------------------------------------------------------------
                                 1997                            1996                            1995
                      -----------------------------   -----------------------------   -----------------------------
Net asset value
 at beginning
 of year.........       $  21.99        $  21.88        $  18.84        $  18.80        $  13.68        $  13.68
                        --------        --------        --------        --------        --------        --------
Net investment
 income (loss)...          (0.08)(a)       (0.14)(a)       (0.06)(a)       (0.11)(a)        0.02           (0.01)
Net realized and
 unrealized gain
 (loss) on
 investments.....           5.45            5.43            4.14            4.12            5.16            5.14
                        --------        --------        --------        --------        --------        --------
Total from
 investment
 operations......           5.37            5.29            4.08            4.01            5.18            5.13
                        --------        --------        --------        --------        --------        --------
Less dividends
 and
 distributions:
From net
 investment
 income..........            --              --              --              --            (0.02)          (0.01)
From net realized
 gain on
 investments.....          (1.93)          (1.93)          (0.93)          (0.93)            --              --
In excess of net
 investment
 income..........            --              --              --              --            (0.00)(b)       (0.00)(b)
In excess of net
 realized gain on
 investments.....            --              --              --              --            (0.00)(b)       (0.00)(b)
                        --------        --------        --------        --------        --------        --------
Total dividends
 and
 distributions...          (1.93)          (1.93)          (0.93)          (0.93)          (0.02)          (0.01)
                        --------        --------        --------        --------        --------        --------
Net asset value
 at end of year..       $  25.43        $  25.24        $  21.99        $  21.88        $  18.84        $  18.80
                        ========        ========        ========        ========        ========        ========
Total investment
 return..........          24.73%          24.50%          21.62%          21.29%          37.88%          37.50%
Ratios (to
 average net
 assets)/Supplemental
 Data:
 Net investment
  income (loss)..          (0.31%)         (0.56%)         (0.27%)         (0.52%)          0.12%          (0.13%)
 Net expenses....           0.93%           1.18%           0.92%           1.17%           0.93%           1.18%
 Expenses (before
  reimbursement)..          0.93%           1.18%           0.92%           1.17%           0.93%           1.18%
Portfolio
 turnover rate...             36%             36%             22%             22%             33%             33%
Average
 commission rate
 paid............       $ 0.0596        $ 0.0596        $ 0.0604        $ 0.0604           (c)             (c)
Net assets at end
 of year
 (in 000's)......       $700,070        $ 10,668        $541,212        $  6,842        $412,129        $  2,729
                         INSTITUTIONAL CLASS
                      -------------------------
                         1994          1993
                      ------------- -----------
Net asset value
 at beginning
 of year.........     $   14.40     $   14.71
                      ------------- -----------
Net investment
 income (loss)...          0.01         (0.01)
Net realized and
 unrealized gain
 (loss) on
 investments.....         (0.33)         1.41
                      ------------- -----------
Total from
 investment
 operations......         (0.32)         1.40
                      ------------- -----------
Less dividends
 and
 distributions:
From net
 investment
 income..........         (0.01)          --
From net realized
 gain on
 investments.....         (0.39)        (1.68)
In excess of net
 investment
 income..........           --            --
In excess of net
 realized gain on
 investments.....         (0.00)(b)     (0.03)
                      ------------- -----------
Total dividends
 and
 distributions...         (0.40)        (1.71)
                      ------------- -----------
Net asset value
 at end of year..     $   13.68     $   14.40
                      ============= ===========
Total investment
 return..........         (2.23%)        9.59%
Ratios (to
 average net
 assets)/Supplemental
 Data:
 Net investment
  income (loss)..          0.04%        (0.07%)
 Net expenses....          0.92%         0.90%
 Expenses (before
  reimbursement)..         0.92%         0.93%
Portfolio
 turnover rate...            37%           81%
Average
 commission rate
 paid............        (c)           (c)
Net assets at end
 of year
 (in 000's)......     $ 284,388     $ 258,751

--------
(a) Per share data based on average shares outstanding during the year.
(b) Less than one cent per share.
(c) Disclosure of amount required for fiscal years beginning on or after September 1, 1995.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY FUND
================================================================================

--------------------------------------------------------------------------------
1997 MARKET HIGHLIGHTS
--------------------------------------------------------------------------------

 . The S&P 500 Index* experienced its third consecutive year with returns over 20% and earned more than half of the year's total return in the second quarter of 1997.

 . Political and economic problems in several Asian markets caused wide swings in the S&P 500 Index throughout the second half of the year.

 . Large mergers and acquisitions continued to affect the market and landmark litigation in the technology and tobacco industries may have an impact on future profit potential.

 . In an earnings-oriented environment, some stocks were severely punished for not meeting the market's earnings estimates.

 . Overall, the stock market experienced a high degree of volatility, with one hundred point swings in the Dow Jones Industrial Average+ more the norm than the exception by year end. Even when measured in percentage terms, the daily swings in market value have been much higher than was observed in recent years.

--------------------------------------------------------------------------------
1997 FUND HIGHLIGHTS
--------------------------------------------------------------------------------

 . For the year ended 12/31/97, the MainStay Indexed Equity Fund returned 32.88% and 32.60% for Institutional Class shares and Service Class shares, respectively.

 . The Fund benefited from its orientation toward large-capitalization stocks, which tended to outperform smaller-capitalization issues throughout much of the year.

 . The MainStay Indexed Equity Fund lagged the S&P 500 Index during 1997 which returned 33.36%. However, the Institutional Class shares outperformed and the Service Class shares matched the average Lipper++ S&P 500 Index objective fund, which returned 32.60% for the year ended 12/31/97.

 .  The Fund outperformed the Lipper general equity average, which returned
   24.36% for the year.

 .  Institutional Class shares received a four-star overall rating, and Service
   Class shares received a five-star overall rating from Morningstar, Inc.,(S) as of 12/31/97.

For the year ended 12/31/97, the Standard & Poor's 500 Composite Stock Price Index returned 33.36%--another outstanding year for equity investors. In fact, this was the third consecutive year that the stock market provided returns over 20%.

The stock market benefited from strong domestic and foreign capital inflows, combined with merger mania that continued unabated throughout the year. Among the largest acquisition offers were WorldCom's $37.0

--------------------------------------------------------------------------------
* "Standard & Poor's 500 Composite Stock Price Index" and "S&P 500" are registered trademarks of Standard & Poor's. The S&P 500 is an unmanaged index and is considered to be generally representative of the U.S. stock market. Results assume reinvestment of all income and capital gain distributions.

+ The Dow Jones Industrial Average is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but also including financial, leisure, and other service-oriented firms.

++ Lipper Analytical Services Inc. is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.

(S) Morningstar, Inc. is an independent fund performance monitor. Its ratings reflect historic risk-adjusted performance, taking into account fees and other sales charges and may change monthly. Its ratings of 1 (low) to 5
    (high) stars based on a fund's 3-, 5-, and 10-year average annual returns with fee adjustments in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day Treasury bill monthly returns. The top 10% of the funds in a rating group may receive 5 stars, the next 22.5% receive 4 stars, the midde 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. As of 12/31/97, the individual 3- and 5-year rating for the MainStay Institutional Indexed Equity Fund Institutional Class shares were 5 stars and 4 stars, respectively, out of 2,332 and 1,292 domestic equity funds for the respective period. The Fund's Service Class shares, introduced 1/1/95, received a 3-year rating of 5 stars out of 2,332 domestic equity funds for the period.

===============================================================================

billion bid for MCI, First Union's proposed offer for CoreStates, and Starwood Lodging's proposed rescue of ITT Sheraton from Hilton. Adding to the market excitement was major antitrust litigation against Microsoft, a contract dispute between Microsoft and Sun Microsystems, an out-of-court settlement of an Intel/DEC patent infringement suit, and a major settlement with tobacco companies.

Yet all of this paled in comparison to the impact of the smaller Asian countries. Hong Kong took the lead in October's global market correction, declining over 13% on October 28th, and more than 33% in a span of seven days. South Korea, the world's 11th largest economy, appealed to the International Monetary Fund for a $55 billion bailout. And Japan's stock market declined 30% for the year.

The effects were felt throughout the U.S. stock market, with the Dow Jones Industrial Average dropping 554 points on October 27th, and recording its largest single-day gain in history the following day. By the end of the year, 100 point moves in the Dow were more the norm than the exception.

Given this context, how did the MainStay Institutional Indexed Equity Fund do in 1997?

Very well. For the year ended 12/31/97, the MainStay Institutional Indexed Equity Fund returned 32.88% and 32.60% for Institutional Class shares and Service Class shares, respectively. The Fund trailed the S&P 500 Index return of 33.36%, but was slightly ahead of the Lipper S&P 500 Index objective fund for the Institutional Class shares and the Service Class shares met the average Lipper S&P 500 Index objective fund, which returned 32.60% for the year. The Fund outperformed the Lipper general equity average, which returned 24.36% in 1997.

Which sectors were the best performers in 1997?

Trucking, which had done poorly for the previous two years, was the leading sector in 1997, with a return of 152.9%. With only one stock, however, the sector accounts for just 0.03% of the Index. Investment bank/brokerage firms were up 80.7%, savings & loans rose 74.2%, airlines advanced 66.2%, and broadcast/media returned 64.3%. Each of these sectors accounted for less than 1% of the Index.

Which securities had the greatest positive impact?

As of year end, General Electric, the largest capitalization stock in the Index, represented 3.17% of the total, and returned 50.9% for the year. Despite the litigation Microsoft faced, its stock gained 56.4%, and it represented 2.06% of the Index. Pfizer returned 82.2%, with a 1.27% weighting. Bristol-Myers Squibb and Eli Lilly earned 77.5% and 93.5%, respectively, and both represent slightly over 1% of the Index.

Which sectors did poorly in 1997?

Engineering and construction was the worst sector in terms of performance, returning -37.5%, but had little impact, with just a 0.06% weighting in the Index. Gold lost 35.9%, metals-miscellaneous was down 34.5%, and shoes slid 33.1%. Of these poorly performing sectors, only gold, with a weighting of 0.23%, represented more than 0.20% of the Index.

--------------------------------------------------------------------------------
Capitalization   The dollar value of outstanding equity a company has issued.
Companies may vary greatly in the amount of equity capital they have raised, and their capitalization may change with new issues, stock repurchases, or price movement.

Weighting   The proportion of an index represented by the capitalization of an individual company or sector. Companies or sectors with larger relative amounts of capital will thus have greater weightings in an index in which they are represented.

Inflation   An increase in the cost of goods and services over time. As prices rise, the purchasing power of the dollar declines.
--------------------------------------------------------------------------------

================================================================================

Did any individual stocks have a significant negative impact on the Index?

While several stocks had substantially negative returns, their weighting in the Index was small enough to make their impact relatively insignificant. The worst performers in terms of overall impact were 3Com, which returned -52.4% and represented 0.16% of the Index; Columbia/HCA Healthcare, which returned -27.1% and had a 0.25% weighting; NIKE, which fell 33.8% and represented 0.15% of the Index; Eastman Kodak returned -22.4% with a 0.26% weighting; and Oracle, which dropped 19.8%, accounted for 0.29% of the Index.

Were there any changes in the Index during the reporting period?

While there were no changes in the way the Standard & Poor's 500 Index committee constructs the Index, there were many additions and deletions to the Index that resulted from corporate actions and committee decisions. For example, prior to their merger, both Travelers and Salomon Brothers were separately listed as S&P 500 companies. Since the merger, however, only Travelers appears. With the deletion of Salomon Brothers, the Standard & Poor's 500 Index committee assigned Synovus, a southeastern commercial bank, to the Index to maintain 500 stocks that reflect the overall makeup of the stock market.

What is the outlook for 1998?

The Fund seeks to track the performance of the Index regardless of the investment outlook. While the Asian crisis may cause domestic inflation to decline and may reduce demand for domestic goods overseas, there are a number of other factors that may also influence the stock market, many of which are difficult to forecast.

Rather than try to predict where markets will move, investors in the Fund should note that returns for the last three years have been more than twice the average annual total return of the S&P 500 Index since 1926.+++ Although past performance is no guarantee of future results, in the past, markets have tended to move closer to their mean returns over time. While we cannot say whether or when this may occur, the Fund will continue to track the S&P 500 Index, whether the market continues to climb, slows to more moderate levels, or dips into negative territory in 1998.

James A. Mehling, CFA
Portfolio Manager

--------------------------------------------------------------------------------
     Past performance is no guarantee of future results.

+++  Source: Ibbotson Associates. Used with permission. All rights reserved.

                             [GRAPHS APPEAR HERE]

                  $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                     INDEXED EQUITY FUND VS S&P 500 INDEX

                          INSTITUTIONAL CLASS SHARES


        DATE                 INDEXED EQUITY FUND       S&P 500 INDEX
        ----                 -------------------       -------------
        1/2/91                    10,000                  10,000
         91                       12,980                  13,047
         92                       13,913                  14,040
         93                       15,222                  15,456
         94                       15,359                  15,660
         95                       21,024                  21,546
         96                       25,769                  26,493
      12/31/97                    34,241                  35,331


                  $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                     INDEXED EQUITY FUND VS S&P 500 INDEX

                             SERVICE CLASS SHARES


        DATE                 INDEXED EQUITY FUND       S&P 500 INDEX
        ----                 -------------------       -------------
        1/2/91                      10,000                 10,000
         91                         12,980                 13,047
         92                         13,913                 14,040
         93                         15,222                 15,456
         94                         15,359                 15,660
         95                         20,995                 21,546
         96                         25,659                 26,493
      12/31/97                      34,024                 35,331

Source: Lipper Analytical Services, Inc.
These graphs assume a $10,000 investment made on 1/2/91.

                                                          Total Return*                  SEC Average Annual Total Return*
PERFORMANCE                                          as of December 31, 1997                 as of December 31, 1997
----------------------------------------------------------------------------------------------------------------------------------
                                                        Year to Date              One Year     Five Year     Since Inception
----------------------------------------------------------------------------------------------------------------------------------
Indexed Equity Fund Institutional Class                    32.88%                   32.88%        19.74%           19.21%
Indexed Equity Fund Service Class+                         32.60%                   32.60%        19.58%           19.10%
Average Lipper S&P 500 Index Fund                          32.60%                   32.60%        23.08%           19.22%
S&P 500 Stock Index                                        33.36%                   33.36%        20.27%           19.76%


YEAR-BY-YEAR PERFORMANCE
--------------------------------------------------------------------------------

                           [BAR GRAPH APPEARS HERE]

                          INSTITUTIONAL CLASS SHARES

                        Date            Total Return %*
                        ----            ---------------
                        1991                 29.80
                        1992                  7.19
                        1993                  9.41
                        1994                  0.90
                        1995                 36.88
                        1996                 22.57
                        1997                 32.88

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(% of net assets as of December 31, 1997)
--------------------------------------------------------------------------------

                           [PIE CHART APPEARS HERE]

Common Stocks             100%

--------------------------------------------------------------------------------

TOP 10 HOLDINGS
(% of net assets as of December 31, 1997)
--------------------------------------------------------------------------------

1.  General Electric Co.                    3.18%
2.  Coca-Cola Co. (The)                     2.18%
3.  Microsoft Corp.                         2.06%
4.  Exxon Corp.                             2.00%
5.  Merck & Co., Inc.                       1.69%
6.  Royal Dutch Petroleum Co.               1.54%
7.  Intel Corp.                             1.52%
8.  Philip Morris Cos., Inc.                1.45%
9.  Procter & Gamble Co. (The)              1.42%
10. International Business Machines Corp.   1.35%

--------------------------------------------------------------------------------

TOP 5 INDUSTRY HOLDINGS
(% of net assets as of December 31, 1997)
--------------------------------------------------------------------------------

1. Oil-Integrated International             5.90%
2. Major Regional Banks                     5.69%
3. Drugs                                    4.83%
4. Health Care-Diversified                  4.25%
5. Telephone                                4.25%

--------------------------------------------------------------------------------
* Total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends, and, for the Service Class shares, include the service fee of .25%.

+ Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Fund's inception (1/2/91) up to December 31, 1994. Performance figures for these two Classes after this date will vary based on differences in their expense structures.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that upon redemption, shares may be worth more or less than their original cost.

   The Institutional Class shares are sold with no sales charge. The Service Class shares, first offered 1/1/95, are sold with no initial or contingent deferred sales charge, but are subject to an annual shareholder service fee of .25%.

   Unlike other funds which generally seek to "beat" the market, index funds seek to track their respective indices.

INDEXED EQUITY FUND
PORTFOLIO OF INVESTMENTS
December 31, 1997

COMMON STOCKS (100.0%)+

                                                          SHARES      VALUE
                                                        -----------------------
AEROSPACE/DEFENSE (1.7%)
Boeing Co. (The).......................................    129,676 $  6,346,019
General Dynamics Corp. ................................      8,216      710,171
Lockheed Martin Corp. .................................     25,162    2,478,457
Northrop Grumman Corp. ................................      8,644      994,060
Raytheon Co. Class B...................................     43,983    2,221,142
Rockwell International Corp. ..........................     27,065    1,414,146
United Technologies Corp. .............................     30,249    2,202,505
                                                                   ------------
                                                                     16,366,500
                                                                   ------------
AIRLINES (0.4%)
AMR Corp. (a)..........................................     11,896    1,528,636
Delta Air Lines, Inc. .................................      9,529    1,133,951
Southwest Airlines Co. ................................     28,361      698,390
US Airways Group, Inc. (a).............................     11,736      733,500
                                                                   ------------
                                                                      4,094,477
                                                                   ------------
ALUMINUM (0.3%)
Alcan Aluminum Ltd.....................................     29,448      813,501
Aluminum Co. of America................................     22,338    1,572,037
Reynolds Metals Co. ...................................      9,536      572,160
                                                                   ------------
                                                                      2,957,698
                                                                   ------------
AUTO PARTS & EQUIPMENT (0.3%)
Cooper Tire & Rubber Co. ..............................     10,176      248,040
Echlin Inc. ...........................................      8,050      291,309
Genuine Parts Co.......................................     23,140      785,314
Goodyear Tire & Rubber
 Co. (The).............................................     20,244    1,288,025
                                                                   ------------
                                                                      2,612,688
                                                                   ------------
AUTOMOBILES (1.6%)
Chrysler Corp..........................................     85,982    3,025,492
Ford Motor Co. ........................................    155,684    7,579,865
General Motors Corp. ..................................     91,780    5,564,162
                                                                   ------------
                                                                     16,169,519
                                                                   ------------
BEVERAGES--ALCOHOLIC (0.5%)
Anheuser-Busch Cos., Inc...............................     63,513    2,794,572
Brown-Forman Corp. Class B.............................      8,975      495,869
Coors (Adolph) Co. Class B.............................      4,773      158,702
Seagram Co. Ltd. (The).................................     46,258    1,494,712
                                                                   ------------
                                                                      4,943,855
                                                                   ------------
BEVERAGES--SOFT DRINKS (2.9%)
Coca-Cola Co. (The)....................................    320,845   21,376,298
PepsiCo, Inc...........................................    196,842    7,172,430
                                                                   ------------
                                                                     28,548,728
                                                                   ------------
BROADCAST/MEDIA (0.9%)
CBS Corp. .............................................     91,362    2,689,469
Clear Channel
 Communications, Inc. (a)..............................     12,756    1,013,305
Comcast Corp. Special Class A..........................     45,258    1,428,455

--------
+ Percentages indicated are based on Fund net assets.

                                                          SHARES      VALUE
                                                        -----------------------
BROADCAST/MEDIA (Continued)
Tele-Communications, Inc.
 Series A TCI Group (a)................................     65,696 $  1,835,382
US West Media Group (a)................................     78,742    2,273,675
                                                                   ------------
                                                                      9,240,286
                                                                   ------------
BUILDING MATERIALS (0.2%)
Masco Corp.............................................     21,433    1,090,404
Owens Corning..........................................      6,921      236,179
Sherwin-Williams Co. (The).............................     22,327      619,574
                                                                   ------------
                                                                      1,946,157
                                                                   ------------
CHEMICALS (2.1%)
Air Products & Chemicals, Inc. ........................     14,134    1,162,521
Dow Chemical Co. (The).................................     29,424    2,986,536
Du Pont (E.I.) De Nemours
 & Co..................................................    146,797    8,816,995
Eastman Chemical Co....................................     10,276      612,064
Goodrich (B.F.) Co. (The)..............................      9,433      390,880
Hercules Inc...........................................     12,537      627,634
Monsanto Co............................................     76,931    3,231,102
Praxair, Inc. .........................................     20,387      917,415
Rohm & Haas Co.........................................      8,014      767,340
Union Carbide Corp. ...................................     16,023      687,988
                                                                   ------------
                                                                     20,200,475
                                                                   ------------
CHEMICALS--DIVERSIFIED (0.3%)
Avery Dennison Corp. ..................................     13,372      598,397
Engelhard Corp.........................................     18,719      325,243
FMC Corp. (a)..........................................      4,734      318,657
PPG Industries, Inc. ..................................     23,255    1,328,442
                                                                   ------------
                                                                      2,570,739
                                                                   ------------
CHEMICALS--SPECIALTY (0.3%)
Grace (W.R.) & Co. ....................................      9,662      777,187
Great Lakes Chemical Corp. ............................      7,781      349,172
Morton International, Inc..............................     17,220      591,938
Nalco Chemical Co. ....................................      8,751      346,212
Sigma-Aldrich Corp.....................................     12,959      515,120
                                                                   ------------
                                                                      2,579,629
                                                                   ------------
COMMUNICATION--EQUIPMENT MANUFACTURERS (2.2%)
Andrew Corp. (a).......................................     11,687      280,488
Bay Networks, Inc. (a).................................     27,313      698,189
Cabletron Systems, Inc. (a)............................     20,359      305,385
Cisco Systems, Inc. (a)................................    130,490    7,274,790
DSC Communications Corp. (a)                                15,303      367,272
Lucent Technologies Inc................................     83,294    6,653,108
NextLevel Systems, Inc. (a)............................     19,188      342,985
Northern Telecom Ltd...................................     34,053    3,030,717
Scientific-Atlanta, Inc................................     10,192      170,716
Tellabs, Inc. (a)......................................     23,529    1,244,096
3Com Corp. (a).........................................     44,750    1,563,453
                                                                   ------------
                                                                     21,931,199
                                                                   ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

COMMON STOCKS (Continued)

                                                          SHARES      VALUE
                                                        -----------------------
COMPUTER--SOFTWARE & SERVICES (3.7%)
Adobe Systems Inc......................................      9,449 $    389,771
Autodesk, Inc. ........................................      6,300      233,100
Automatic Data Processing, Inc.........................     37,971    2,330,470
Ceridian Corp. (a).....................................      9,937      455,239
Computer Associates International, Inc. ...............     70,893    3,748,467
Computer Sciences Corp. (a)............................     10,021      836,754
Equifax Inc............................................     19,610      694,929
First Data Corp........................................     55,501    1,623,404
HBO & Co...............................................     25,946    1,245,408
Microsoft Corp. (a)....................................    156,524   20,230,727
Novell, Inc. (a).......................................     45,294      339,705
Oracle Corp. (a).......................................    127,179    2,837,682
Parametric Technology
 Corp. (a).............................................     16,519      782,588
Shared Medical Systems Corp. ..........................      3,165      208,890
                                                                   ------------
                                                                     35,957,134
                                                                   ------------
COMPUTER SYSTEMS (3.7%)
Apple Computer, Inc. (a)...............................     16,533      216,996
Compaq Computer Corp. (a)..............................     98,152    5,539,453
Data General Corp. (a).................................      6,273      109,385
Dell Computer Corp. (a)................................     42,311    3,554,124
Digital Equipment Corp. (a)............................     19,128      707,736
EMC Corp. (a)..........................................     64,361    1,765,905
Hewlett-Packard Co.....................................    135,021    8,438,812
International Business
 Machines Corp.........................................    126,142   13,189,723
Seagate Technology, Inc. (a)...........................     31,695      610,129
Silicon Graphics, Inc. (a).............................     24,270      301,858
Sun Microsystems, Inc. (a).............................     48,646    1,939,759
Unisys Corp. (a).......................................     22,844      316,961
                                                                   ------------
                                                                     36,690,841
                                                                   ------------
CONGLOMERATES (0.2%)
Tenneco Inc............................................     22,164      875,478
Textron Inc. ..........................................     21,408    1,338,000
                                                                   ------------
                                                                      2,213,478
                                                                   ------------
CONTAINERS--METAL & GLASS (0.2%)
Ball Corp. ............................................      3,891      137,401
Crown Cork & Seal Co., Inc. ...........................     16,704      837,288
Owens-Illinois, Inc. (a)...............................     18,236      691,828
                                                                   ------------
                                                                      1,666,517
                                                                   ------------
CONTAINERS--PAPER (0.1%)
Bemis Co., Inc.........................................      6,897      303,899
Stone Container Corp. .................................     12,910      134,748
Temple-Inland Inc. ....................................      7,257      379,632
                                                                   ------------
                                                                        818,279
                                                                   ------------
COSMETICS (1.0%)
Alberto-Culver Co. Class B.............................      7,175      230,048
Avon Products, Inc. ...................................     17,179    1,054,361

                                                          SHARES      VALUE
                                                        -----------------------
COSMETICS (Continued)
Gillette Co. (The).....................................     72,658 $  7,297,588
International Flavors & Fragrances Inc. ...............     14,287      735,781
                                                                   ------------
                                                                      9,317,778
                                                                   ------------
DRUGS (4.8%)
Lilly (Eli) & Co. .....................................    143,931   10,021,196
Merck & Co., Inc.......................................    155,469   16,518,581
Pfizer Inc. ...........................................    167,767   12,509,127
Pharmacia & Upjohn, Inc................................     65,863    2,412,232
Schering-Plough Corp...................................     95,094    5,907,715
                                                                   ------------
                                                                     47,368,851
                                                                   ------------
ELECTRIC POWER COMPANIES (2.8%)
American Electric Power
 Co., Inc. ............................................     24,571    1,268,478
Baltimore Gas & Electric Co. ..........................     19,295      657,236
Carolina Power & Light Co..............................     19,577      830,799
Central & South West Corp..............................     27,496      744,110
Cinergy Corp...........................................     20,564      787,858
Consolidated Edison Co. of
 New York, Inc. .......................................     30,339    1,243,899
Dominion Resources, Inc. ..............................     24,272    1,033,077
DTE Energy Co..........................................     18,703      648,760
Duke Energy Corp.......................................     46,612    2,581,139
Edison International...................................     49,450    1,344,422
Entergy Corp...........................................     31,632      946,983
FirstEnergy Corp. (a)..................................     29,792      863,968
FPL Group, Inc.........................................     23,589    1,396,174
GPU, Inc. .............................................     15,709      661,742
Houston Industries Inc. ...............................     37,057      988,959
Niagara Mohawk Power
 Corp. (a).............................................     18,637      195,688
Northern States Power Co...............................      9,607      559,608
PacifiCorp.............................................     38,473    1,050,794
PECO Energy Co. .......................................     28,916      701,213
PG&E Corp..............................................     56,894    1,731,711
PP&L Resources, Inc....................................     21,478      514,130
Public Service Enterprise
 Group Inc. ...........................................     30,057      952,431
Southern Co. (The).....................................     89,479    2,315,269
Texas Utilities Co.....................................     31,966    1,328,587
Unicom Corp. ..........................................     28,068      863,091
Union Electric Co......................................     17,464      755,318
                                                                   ------------
                                                                     26,965,444
                                                                   ------------
ELECTRICAL EQUIPMENT (3.9%)
AMP Inc................................................     28,589    1,200,738
Emerson Electric Co. ..................................     57,576    3,249,446
General Electric Co. (d)...............................    424,567   31,152,604
General Signal Corp....................................      6,541      275,948
Grainger (W.W.), Inc...................................      6,465      628,317
Honeywell Inc..........................................     16,587    1,136,209
Raychem Corp. .........................................     11,261      484,927
Thomas & Betts Corp. ..................................      7,017      331,553
                                                                   ------------
                                                                     38,459,742
                                                                   ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

COMMON STOCKS (Continued)

                                                          SHARES      VALUE
                                                        -----------------------
ELECTRONIC--DEFENSE (0.0%) (b)
EG&G, Inc. ............................................      5,998 $    124,833
                                                                   ------------
ELECTRONIC--INSTRUMENTATION (0.1%)
Perkin-Elmer Corp. (The)...............................      5,754      408,893
Tektronix, Inc.........................................      6,618      262,652
                                                                   ------------
                                                                        671,545
                                                                   ------------
ELECTRONIC--SEMICONDUCTORS (2.6%)
Advanced Micro
 Devices, Inc. (a).....................................     18,376      329,619
Applied Materials, Inc. (a)............................     47,387    1,427,533
Intel Corp. ...........................................    212,211   14,907,823
KLA-Tencor Corp. (a)...................................     10,861      419,506
LSI Logic Corp. (a)....................................     18,289      361,208
Micron Technology, Inc. ...............................     27,427      713,102
Motorola, Inc..........................................     77,421    4,417,836
National Semiconductor
 Corp. (a).............................................     21,198      549,823
Texas Instruments Inc..................................     50,632    2,278,440
                                                                   ------------
                                                                     25,404,890
                                                                   ------------
ENGINEERING & CONSTRUCTION (0.1%)
Fluor Corp.............................................     10,841      405,182
Foster Wheeler Corp....................................      5,278      142,836
                                                                   ------------
                                                                        548,018
                                                                   ------------
ENTERTAINMENT (1.6%)
King World
 Productions, Inc. (a).................................      4,850      280,088
Time Warner Inc. ......................................     72,656    4,504,672
Viacom Inc. Class B (a)................................     45,712    1,894,191
Walt Disney Co. (The)..................................     87,475    8,665,492
                                                                   ------------
                                                                     15,344,443
                                                                   ------------
FINANCIAL--MISCELLANEOUS (2.9%)
American Express Co....................................     60,299    5,381,686
American General Corp..................................     31,586    1,707,618
Fannie Mae.............................................    137,675    7,856,080
Freddie Mac............................................     90,219    3,783,559
Green Tree Financial Corp..............................     17,517      458,726
MBIA Inc. .............................................     11,585      774,023
MBNA Corp..............................................     65,045    1,776,542
Morgan Stanley, Dean Witter, Discover & Co. ...........     76,848    4,543,638
SunAmerica Inc.........................................     25,306    1,081,831
Transamerica Corp......................................      8,261      879,797
                                                                   ------------
                                                                     28,243,500
                                                                   ------------
FOOD DISTRIBUTORS (0.2%)
Cardinal Health, Inc...................................     14,224    1,068,578
SUPERVALU Inc..........................................      7,818      327,378
Sysco Corp.............................................     22,204    1,011,670
                                                                   ------------
                                                                      2,407,626
                                                                   ------------

                                                          SHARES      VALUE
                                                        -----------------------
FOODS (2.9%)
Archer-Daniels-Midland Co. ............................     72,284 $  1,567,659
Campbell Soup Co.......................................     59,307    3,447,219
ConAgra, Inc...........................................     61,340    2,012,719
CPC International Inc. ................................     18,789    2,024,515
General Mills, Inc.....................................     20,535    1,470,819
Heinz (H.J.) Co........................................     47,644    2,420,911
Hershey Foods Corp. ...................................     18,511    1,146,525
Kellogg Co.............................................     53,291    2,644,566
Quaker Oats Co. (The)..................................     17,868      942,537
Ralston-Ralston Purina Group...........................     13,841    1,286,348
Sara Lee Corp. ........................................     62,205    3,502,919
Unilever, N.V. ........................................     83,031    5,184,248
Wrigley (Wm.) Jr. Co. .................................     15,160    1,206,168
                                                                   ------------
                                                                     28,857,153
                                                                   ------------
GOLD (0.2%)
Barrick Gold Corp. ....................................     48,333      900,202
Battle Mountain Gold Co. ..............................     29,691      174,435
Echo Bay Mines Ltd. (a)................................     17,994       43,860
Homestake Mining Co....................................     19,109      169,592
Newmont Mining Corp....................................     20,346      597,664
Placer Dome Inc........................................     30,946      392,628
                                                                   ------------
                                                                      2,278,381
                                                                   ------------
HARDWARE & TOOLS (0.1%)
Black & Decker Corp. (The).............................     12,349      482,383
Snap-on Inc............................................      8,002      349,087
Stanley Works (The)....................................     11,516      543,411
                                                                   ------------
                                                                      1,374,881
                                                                   ------------
HEALTH CARE--DIVERSIFIED (4.3%)
Abbott Laboratories....................................     99,257    6,507,537
Allergan, Inc. ........................................      8,424      282,730
American Home Products Corp............................     84,170    6,439,005
Bristol-Myers Squibb Co................................    129,014   12,207,950
Johnson & Johnson......................................    174,513   11,496,044
Mallinckrodt Inc.......................................      9,485      360,430
Warner-Lambert Co......................................     35,236    4,369,264
                                                                   ------------
                                                                     41,662,960
                                                                   ------------
HEALTH CARE--HMOs (0.2%)
Humana Inc. (a)........................................     21,231      440,543
United Healthcare Corp.................................     24,357    1,210,239
                                                                   ------------
                                                                      1,650,782
                                                                   ------------
HEALTH CARE--MISCELLANEOUS (0.4%)
ALZA Corp. (a).........................................     11,145      354,550
Amgen Inc. (a).........................................     34,273    1,855,026
HEALTHSOUTH Corp. (a)..................................     51,028    1,416,027
Manor Care, Inc........................................      8,242      288,470
                                                                   ------------
                                                                      3,914,073
                                                                   ------------
HEAVY DUTY TRUCKS & PARTS (0.3%)
Cummins Engine Co., Inc................................      4,952      292,477
Dana Corp..............................................     13,518      642,105
Eaton Corp.............................................     10,100      901,425

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

COMMON STOCKS (Continued)

                                                          SHARES      VALUE
                                                        -----------------------
HEAVY DUTY TRUCKS & PARTS (Continued)
ITT Industries, Inc....................................     15,344 $    481,418
Navistar International Corp. (a).......................      9,755      242,046
PACCAR Inc.............................................     10,077      529,043
                                                                   ------------
                                                                      3,088,514
                                                                   ------------
HOMEBUILDING (0.0%) (b)
Centex Corp. ..........................................      3,737      235,197
Kaufman & Broad Home Corp..............................      5,044      113,175
Pulte Corp.............................................      2,719      113,688
                                                                   ------------
                                                                        462,060
                                                                   ------------
HOSPITAL MANAGEMENT (0.4%)
Columbia/HCA
 Healthcare Corp.......................................     83,979    2,487,878
Tenet Healthcare Corp. (a).............................     39,592    1,311,485
                                                                   ------------
                                                                      3,799,363
                                                                   ------------
HOTEL--MOTEL (0.4%)
Harrah's Entertainment, Inc. (a).......................     13,034      246,017
Hilton Hotels Corp.....................................     32,487      966,488
ITT Corp. (a)..........................................     14,988    1,242,131
Marriott International, Inc. ..........................     16,421    1,137,154
                                                                   ------------
                                                                      3,591,790
                                                                   ------------
HOUSEHOLD--FURNISHINGS & APPLIANCES (0.1%)
Armstrong World
 Industries, Inc.......................................      5,234      391,241
Maytag Corp. ..........................................     12,288      458,496
Whirlpool Corp. .......................................      9,663      531,465
                                                                   ------------
                                                                      1,381,202
                                                                   ------------
HOUSEHOLD PRODUCTS (2.2%)
Clorox Co. (The).......................................     13,365    1,056,670
Colgate-Palmolive Co. .................................     38,369    2,820,121
Fort James Corp........................................     27,106    1,036,805
Kimberly-Clark Corp....................................     72,212    3,560,954
Procter & Gamble Co. (The).............................    174,385   13,918,103
                                                                   ------------
                                                                     22,392,653
                                                                   ------------
HOUSEWARES (0.2%)
Fortune Brands, Inc....................................     22,272      825,456
Newell Co. ............................................     20,568      874,140
Rubbermaid Inc. .......................................     19,531      488,275
Tupperware Corp........................................      7,874      219,488
                                                                   ------------
                                                                      2,407,359
                                                                   ------------
INSURANCE BROKERS (0.3%)
Aon Corp...............................................     21,705    1,272,456
Marsh & McLennan Cos., Inc. ...........................     22,018    1,641,717
                                                                   ------------
                                                                      2,914,173
                                                                   ------------
INVESTMENT BANK/BROKERAGE (0.5%)
Merrill Lynch & Co., Inc. .............................     43,171    3,148,785
Schwab (Charles) Corp. (The)...........................     34,329    1,439,672
                                                                   ------------
                                                                      4,588,457
                                                                   ------------

                                                          SHARES      VALUE
                                                        -----------------------
LEISURE TIME (0.1%)
Brunswick Corp. .......................................     12,807 $    388,212
Mirage Resorts, Inc. (a)...............................     23,194      527,664
                                                                   ------------
                                                                        915,876
                                                                   ------------
LIFE INSURANCE (0.6%)
Aetna Inc..............................................     19,317    1,363,056
Conseco, Inc. .........................................     24,431    1,110,084
Jefferson-Pilot Corp...................................      9,299      724,160
Lincoln National Corp. ................................     13,188    1,030,312
Torchmark Corp.........................................     18,153      763,561
UNUM Corp. ............................................     18,036      980,707
                                                                   ------------
                                                                      5,971,880
                                                                   ------------
MACHINE TOOLS (0.0%) (b)
Cincinnati Milacron Inc. ..............................      5,229      135,627
                                                                   ------------
MACHINERY--DIVERSIFIED (0.8%)
Briggs & Stratton Corp.................................      3,308      160,645
Case Corp. ............................................      9,761      589,930
Caterpillar Inc........................................     48,283    2,344,743
Cooper Industries, Inc.................................     15,821      775,229
Deere & Co.............................................     32,705    1,907,110
Harnischfeger Industries, Inc..........................      6,353      224,340
Ingersoll-Rand Co......................................     21,546      872,613
NACCO Industries, Inc. Class A.........................      1,123      120,372
Thermo Electron Corp. (a)..............................     19,584      871,488
Timken Co. (The).......................................      8,197      281,772
                                                                   ------------
                                                                      8,148,242
                                                                   ------------
MAJOR REGIONAL BANKS (5.7%)
Banc One Corp..........................................     76,126    4,134,593
Bank of New York
 Co., Inc. (The).......................................     48,822    2,822,522
BankBoston Corp. ......................................     18,885    1,774,010
Barnett Banks, Inc. ...................................     25,027    1,798,816
BB&T Corp..............................................     17,693    1,133,458
Comerica Inc...........................................     13,697    1,236,154
CoreStates Financial Corp..............................     25,688    2,056,646
Fifth Third Bancorp....................................     20,039    1,638,188
First Union Corp. .....................................     81,360    4,169,700
Fleet Financial Group, Inc. ...........................     32,407    2,428,500
Huntington Bancshares Inc..............................     24,851      894,636
KeyCorp................................................     28,497    2,017,944
Mellon Bank Corp. .....................................     33,066    2,004,626
National City Corp.....................................     27,749    1,824,497
NationsBank Corp. .....................................     92,357    5,616,460
Norwest Corp. .........................................     97,988    3,784,787
PNC Bank Corp. ........................................     39,521    2,255,167
Republic New York Corp. ...............................      6,993      798,513
State Street Corp. ....................................     20,776    1,208,903
SunTrust Banks, Inc....................................     27,324    1,950,250
Synovus Financial Corp.................................     22,613      740,576
U.S. Bancorp...........................................     31,726    3,551,329
Wachovia Corp..........................................     26,436    2,144,620
Wells Fargo & Co. .....................................     11,202    3,802,379
                                                                   ------------
                                                                     55,787,274
                                                                   ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

COMMON STOCKS (Continued)

                                                          SHARES      VALUE
                                                        -----------------------
MANUFACTURED HOUSING (0.0%) (b)
Fleetwood Enterprises, Inc.............................      4,685 $    198,820
                                                                   ------------
MANUFACTURING--DIVERSIFIED (1.1%)
Aeroquip-Vickers, Inc. ................................      3,702      181,629
AlliedSignal Inc.......................................     73,144    2,848,044
Crane Co. .............................................      6,085      263,937
Dover Corp. ...........................................     28,814    1,040,906
Illinois Tool Works Inc................................     32,368    1,946,126
Johnson Controls, Inc. ................................     10,887      519,854
Millipore Corp. .......................................      5,646      191,611
Pall Corp. ............................................     16,561      342,606
Parker-Hannifin Corp. .................................     14,596      669,592
Tyco International Ltd.................................     69,125    3,114,945
                                                                   ------------
                                                                     11,119,250
                                                                   ------------
MEDICAL PRODUCTS (1.0%)
Bard (C.R.), Inc. .....................................      7,400      231,713
Bausch & Lomb Inc......................................      7,298      289,183
Baxter International Inc...............................     36,293    1,830,528
Becton, Dickinson & Co.................................     15,861      793,050
Biomet, Inc. ..........................................     14,381      368,513
Boston Scientific Corp. (a)............................     25,257    1,158,665
Guidant Corp. .........................................     19,250    1,198,313
Medtronic, Inc. .......................................     60,836    3,182,483
St. Jude Medical, Inc. (a).............................     11,845      361,272
United States Surgical Corp. ..........................      9,847      288,640
                                                                   ------------
                                                                      9,702,360
                                                                   ------------
METALS--MISCELLANEOUS (0.2%)
ASARCO Inc. ...........................................      5,202      116,720
Cyprus Amax Minerals Co. ..............................     12,161      186,975
Freeport-McMoRan Copper & Gold Inc. Class B............     25,119      395,624
Inco Ltd...............................................     21,690      368,730
Phelps Dodge Corp. ....................................      7,656      476,586
                                                                   ------------
                                                                      1,544,635
                                                                   ------------
MISCELLANEOUS (1.2%)
AirTouch Communications, Inc. (a)......................     65,519    2,723,133
American Greetings Corp.
 Class A...............................................      9,598      375,522
Corning Inc............................................     29,934    1,111,300
Harcourt General, Inc. ................................      9,302      509,285
Harris Corp............................................     10,367      475,586
Jostens, Inc. .........................................      5,065      116,812
Minnesota Mining & Manufacturing Co. ..................     53,001    4,349,395
Pioneer Hi-Bred
 International, Inc. ..................................      8,493      910,874
TRW, Inc...............................................     16,038      856,028
Whitman Corp. .........................................     13,176      343,399
                                                                   ------------
                                                                     11,771,334
                                                                   ------------

                                                          SHARES      VALUE
                                                        -----------------------
MONEY CENTER BANKS (2.8%)
BankAmerica Corp.......................................     89,918 $  6,564,014
Bankers Trust New York Corp............................     12,728    1,431,104
Chase Manhattan Corp. (The)............................     54,699    5,989,540
Citicorp...............................................     59,234    7,489,399
First Chicago NBD Corp.................................     37,717    3,149,370
Morgan (J.P.) & Co., Inc...............................     23,044    2,601,092
                                                                   ------------
                                                                     27,224,519
                                                                   ------------
MULTI-LINE INSURANCE (2.1%)
American International
 Group, Inc. ..........................................     90,965    9,892,444
CIGNA Corp.............................................      9,525    1,648,420
Hartford Financial Services Group, Inc. ...............     15,319    1,433,284
Travelers Group Inc. ..................................    148,792    8,016,169
                                                                   ------------
                                                                     20,990,317
                                                                   ------------
NATURAL GAS DISTRIBUTORS & PIPELINES (0.7%)
Coastal Corp. (The)....................................     13,773      853,065
Columbia Gas System, Inc. .............................      7,207      566,200
Consolidated Natural Gas Co............................     12,263      741,911
Eastern Enterprises....................................      2,618      117,810
Enron Corp.............................................     41,212    1,712,874
NICOR Inc..............................................      6,296      265,613
ONEOK, Inc. ...........................................      4,070      164,326
Pacific Enterprises....................................     10,732      403,791
Peoples Energy Corp....................................      4,431      174,471
Sonat, Inc.............................................     11,080      506,910
Williams Cos., Inc. (The)..............................     41,440    1,175,860
                                                                   ------------
                                                                      6,682,831
                                                                   ------------
OFFICE EQUIPMENT & SUPPLIES (0.5%)
Moore Corp. Ltd........................................     11,418      172,697
Pitney Bowes Inc.......................................     18,815    1,692,174
Xerox Corp. ...........................................     42,244    3,118,136
                                                                   ------------
                                                                      4,983,007
                                                                   ------------
OIL & GAS DRILLING (0.1%)
Helmerich & Payne, Inc. ...............................      3,233      219,440
Rowan Cos., Inc. (a)...................................     11,114      338,977
                                                                   ------------
                                                                        558,417
                                                                   ------------
OIL--EXPLORATION & PRODUCTION (0.3%)
Anadarko Petroleum Corp. ..............................      7,700      467,294
Apache Corp............................................     11,704      410,371
Burlington Resources Inc. .............................     22,844    1,023,697
Oryx Energy Co. (a)....................................     13,640      347,820
Union Pacific Resources
 Group, Inc............................................     32,980      799,765
                                                                   ------------
                                                                      3,048,947
                                                                   ------------
OIL--INTEGRATED DOMESTIC (1.1%)
Amerada Hess Corp......................................     11,899      652,958
Ashland Inc............................................      9,761      524,044

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

COMMON STOCKS (Continued)

                                                          SHARES      VALUE
                                                        -----------------------
OIL--INTEGRATED DOMESTIC (Continued)
Atlantic Richfield Co. ................................     41,638 $  3,336,245
Kerr-McGee Corp........................................      6,136      388,485
Occidental Petroleum Corp. ............................     43,902    1,286,877
Pennzoil Co............................................      6,080      406,220
Phillips Petroleum Co. ................................     34,157    1,660,884
Sun Co., Inc...........................................      9,246      388,910
Unocal Corp. ..........................................     31,981    1,241,263
USX-Marathon Group.....................................     37,443    1,263,701
                                                                   ------------
                                                                     11,149,587
                                                                   ------------
OIL--INTEGRATED INTERNATIONAL (5.9%)
Amoco Corp. ...........................................     63,189    5,378,964
Chevron Corp...........................................     85,186    6,559,322
Exxon Corp. ...........................................    319,851   19,570,883
Mobil Corp. ...........................................    101,806    7,349,121
Royal Dutch Petroleum Co...............................    278,179   15,073,824
Texaco Inc.............................................     71,124    3,867,367
                                                                   ------------
                                                                     57,799,481
                                                                   ------------
OIL--WELL EQUIPMENT & SERVICES (1.0%)
Baker Hughes Inc.......................................     21,867      953,948
Dresser Industries, Inc................................     22,680      951,143
Halliburton Co. .......................................     33,994    1,765,563
McDermott International, Inc...........................      7,205      263,883
Schlumberger Ltd.......................................     64,269    5,173,654
Western Atlas Inc. (a).................................      7,007      518,518
                                                                   ------------
                                                                      9,626,709
                                                                   ------------
PAPER & FOREST PRODUCTS (0.7%)
Boise Cascade Corp. ...................................      7,175      217,044
Champion International Corp. ..........................     12,519      567,267
Georgia-Pacific Corp. .................................     11,914      723,775
International Paper Co. ...............................     39,209    1,690,888
Louisiana-Pacific Corp.................................     14,192      269,648
Mead Corp. (The).......................................     13,680      383,040
Potlatch Corp. ........................................      3,732      160,476
Union Camp Corp. ......................................      9,035      485,067
Westvaco Corp..........................................     13,327      418,968
Weyerhaeuser Co........................................     25,936    1,272,485
Willamette Industries, Inc. ...........................     14,379      462,824
                                                                   ------------
                                                                      6,651,482
                                                                   ------------
PERSONAL LOANS (0.4%)
Beneficial Corp. ......................................      6,949      577,636
Countrywide Credit
 Industries, Inc.......................................     13,914      596,563
Household International, Inc. .........................     13,748    1,753,729
Providian Financial Corp. .............................     12,268      554,360
                                                                   ------------
                                                                      3,482,288
                                                                   ------------
PHOTOGRAPHY/IMAGING (0.3%)
Eastman Kodak Co.......................................     42,125    2,561,726
IKON Office Solutions, Inc.............................     17,197      483,666
Polaroid Corp. ........................................      5,929      288,668
                                                                   ------------
                                                                      3,334,060
                                                                   ------------

                                                        SHARES      VALUE
                                                      -----------------------
POLLUTION CONTROL (0.3%)
Browning-Ferris Industries, Inc. ....................     25,647 $    948,939
Waste Management, Inc. ..............................     59,022    1,623,105
                                                                 ------------
                                                                    2,572,044
                                                                 ------------
PROPERTY--CASUALTY INSURANCE (1.6%)
Allstate Corp. (The).................................     55,593    5,052,014
Chubb Corp. (The)....................................     22,051    1,667,607
Cincinnati Financial Corp............................      7,100      999,325
General Re Corp......................................     10,153    2,152,436
Loews Corp...........................................     14,821    1,572,879
MGIC Investment Corp.................................     14,761      981,606
Progressive Corp. (The)..............................      9,282    1,112,680
SAFECO Corp..........................................     18,320      893,100
St. Paul Cos., Inc. (The)............................     10,932      897,107
USF&G Corp. .........................................     14,571      321,473
                                                                 ------------
                                                                   15,650,227
                                                                 ------------
PUBLISHING (0.1%)
McGraw-Hill Cos., Inc. (The).........................     12,945      957,930
Meredith Corp. ......................................      6,940      247,671
                                                                 ------------
                                                                    1,205,601
                                                                 ------------
PUBLISHING--NEWSPAPER (0.6%)
Dow Jones & Co., Inc.................................     12,425      667,067
Gannett Co., Inc.....................................     36,843    2,277,358
Knight-Ridder, Inc...................................     10,976      570,752
New York Times Co. (The) Class A.....................     12,459      823,851
Times Mirror Co. (The) Class A.......................     12,359      760,079
Tribune Co. .........................................     15,955      993,199
                                                                 ------------
                                                                    6,092,306
                                                                 ------------
RAILROADS (0.7%)
Burlington Northern Santa
 Fe Corp. ...........................................     20,136    1,871,390
CSX Corp.............................................     28,308    1,528,632
Norfolk Southern Corp................................     48,992    1,509,566
Union Pacific Corp...................................     32,088    2,003,494
                                                                 ------------
                                                                    6,913,082
                                                                 ------------
RESTAURANTS (0.6%)
Darden Restaurants, Inc. ............................     19,771      247,138
McDonald's Corp. ....................................     89,283    4,263,263
Tricon Global
 Restaurants, Inc. (a)...............................     19,644      570,904
Wendy's International, Inc. .........................     16,997      408,990
                                                                 ------------
                                                                    5,490,295
                                                                 ------------
RETAIL STORES--APPAREL (0.4%)
Charming Shoppes, Inc. (a)...........................     13,771       64,551
Gap, Inc. (The)......................................     52,227    1,850,794
Limited, Inc. (The)..................................     35,302      900,201
TJX Cos., Inc. (The).................................     21,207      728,991
                                                                 ------------
                                                                    3,544,537
                                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

COMMON STOCKS (Continued)

                                                          SHARES      VALUE
                                                        -----------------------
RETAIL STORES--DEPARTMENT (0.6%)
Dillard's, Inc. Class A................................     14,307 $    504,322
Federated Department
 Stores, Inc. (a)......................................     27,084    1,166,305
May Department Stores
 Co. (The).............................................     30,000    1,580,625
Mercantile Stores Co., Inc.............................      4,825      293,722
Nordstrom, Inc.........................................      9,992      603,267
Penney (J.C.) Co., Inc.................................     32,283    1,947,068
                                                                   ------------
                                                                      6,095,309
                                                                   ------------
RETAIL STORES--DRUGS (0.3%)
Longs Drug Stores Corp. ...............................      4,968      159,597
Rite Aid Corp. ........................................     16,147      947,627
Walgreen Co............................................     63,780    2,001,098
                                                                   ------------
                                                                      3,108,322
                                                                   ------------
RETAIL STORES--FOOD CHAIN (0.5%)
Albertson's, Inc.......................................     31,865    1,509,605
American Stores Co.....................................     35,339      726,658
Giant Food Inc. Class A................................      7,785      262,257
Great Atlantic & Pacific
 Tea Co., Inc. (The)...................................      4,991      148,170
Kroger Co. (The) (a)...................................     32,998    1,218,864
Winn-Dixie Stores, Inc. ...............................     19,286      842,557
                                                                   ------------
                                                                      4,708,111
                                                                   ------------
RETAIL STORES--GENERAL MERCHANDISE (1.7%)
Dayton Hudson Corp.....................................     28,334    1,912,545
Kmart Corp. (a)........................................     63,182      730,542
Sears, Roebuck & Co....................................     50,746    2,296,256
Wal-Mart Stores, Inc. .................................    292,331   11,528,804
                                                                   ------------
                                                                     16,468,147
                                                                   ------------
RETAIL STORES--SPECIALTY (1.3%)
AutoZone, Inc. (a).....................................     19,603      568,487
Circuit City Stores-
 Circuit City Group....................................     12,733      452,817
Costco Cos., Inc. (a)..................................     27,625    1,232,766
CVS Corp...............................................     22,290    1,427,953
Home Depot, Inc. (The).................................     94,934    5,589,239
Lowe's Cos., Inc. .....................................     22,561    1,075,878
Pep Boys-Manny, Moe &
 Jack (The)............................................      8,156      194,724
Tandy Corp.............................................     13,454      518,820
Toys "R" Us, Inc. (a)..................................     36,943    1,161,396
Woolworth Corp. (a)....................................     17,415      354,831
                                                                   ------------
                                                                     12,576,911
                                                                   ------------
SAVINGS & LOANS (0.4%)
Ahmanson (H.F.) & Co...................................     12,231      818,713
Golden West Financial Corp. ...........................      7,397      723,519
Washington Mutual, Inc.................................     33,428    2,133,124
                                                                   ------------
                                                                      3,675,356
                                                                   ------------

                                                          SHARES      VALUE
                                                        -----------------------
SHOES (0.2%)
NIKE, Inc. Class B.....................................     37,647 $  1,477,645
Reebok International Ltd...............................      7,329      211,167
                                                                   ------------
                                                                      1,688,812
                                                                   ------------
SPECIALIZED SERVICES (1.0%)
Block (H&R), Inc.......................................     13,562      607,747
Cendant Corp. (a)......................................    102,589    3,526,497
Cognizant Corp. .......................................     21,007      936,125
Dun & Bradstreet Corp. (The)...........................     21,942      678,831
Ecolab Inc. ...........................................      8,385      464,843
Interpublic Group of
 Cos., Inc. (The)......................................     16,194      806,664
Laidlaw Inc. ..........................................     42,659      581,229
National Service Industries, Inc.......................      5,636      279,334
Omnicom Group Inc......................................     21,000      889,875
Safety-Kleen Corp......................................      7,575      207,839
Service Corp. International............................     32,634    1,205,418
                                                                   ------------
                                                                     10,184,402
                                                                   ------------
SPECIALTY PRINTING (0.1%)
Deluxe Corp. ..........................................     10,591      365,389
Donnelley (R.R.) & Sons Co. ...........................     18,942      705,590
Harland (John H.) Co. .................................      3,939       82,719
                                                                   ------------
                                                                      1,153,698
                                                                   ------------
STEEL (0.2%)
Allegheny Teledyne Inc.................................     22,656      586,224
Armco Inc. (a).........................................     13,873       68,498
Bethlehem Steel Corp. (a)..............................     14,536      125,373
Inland Steel Industries, Inc...........................      6,354      108,812
Nucor Corp.............................................     11,449      553,130
USX-U.S. Steel Group Inc...............................     11,124      347,625
Worthington Industries, Inc............................     12,483      205,970
                                                                   ------------
                                                                      1,995,632
                                                                   ------------
TELECOMMUNICATIONS--LONG DISTANCE (2.4%)
AT&T Corp. ............................................    210,696   12,905,130
MCI Communications Corp................................     90,316    3,866,654
Sprint Corp. ..........................................     55,629    3,261,250
WorldCom, Inc. (a).....................................    117,240    3,546,510
                                                                   ------------
                                                                     23,579,544
                                                                   ------------
TELEPHONE (4.3%)
ALLTEL Corp. ..........................................     24,141      991,290
Ameritech Corp. .......................................     71,019    5,717,029
Bell Atlantic Corp.....................................    100,693    9,163,063
BellSouth Corp. .......................................    128,684    7,246,518
Frontier Corp. ........................................     21,268      511,761
GTE Corp. .............................................    124,261    6,492,637
SBC Communications Inc.................................    118,956    8,713,527
US West Communications Group...........................     62,645    2,826,856
                                                                   ------------
                                                                     41,662,681
                                                                   ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

COMMON STOCKS (Continued)


                                                      SHARES       VALUE
                                                    ------------------------
TEXTILES--APPAREL MANUFACTURERS (0.2%)
Fruit of the Loom, Inc.
 Class A (a).......................................      9,485  $    243,053
Liz Claiborne, Inc.................................      8,630       360,842
Russell Corp. .....................................      4,707       125,030
Springs Industries, Inc. Class A...................      2,587       134,524
VF Corp............................................     15,805       726,042
                                                                ------------
                                                                   1,589,491
                                                                ------------
TOBACCO (1.5%)
Philip Morris Cos. Inc.............................    314,517    14,251,551
UST Inc. ..........................................     23,795       878,928
                                                                ------------
                                                                  15,130,479
                                                                ------------
TOYS (0.2%)
Hasbro, Inc. ......................................     16,426       517,419
Mattel, Inc........................................     37,704     1,404,474
                                                                ------------
                                                                   1,921,893
                                                                ------------
TRANSPORTATION--MISCELLANEOUS (0.1%)
Federal Express Corp. (a)..........................     14,824       905,191
Ryder System, Inc..................................      9,927       325,109
                                                                ------------
                                                                   1,230,300
                                                                ------------
TRUCKERS (0.0%) (b)
Caliber System, Inc. ..............................      4,935       240,273
                                                                ------------
Total Common Stocks
 (Cost $593,717,414)...............................              980,033,066 (c)
                                                                ------------
SHORT-TERM
INVESTMENTS (0.2%)
                                                    PRINCIPAL
                                                      AMOUNT
                                                    ----------
U.S. GOVERNMENT (0.2%)
United States Treasury Bills
 5.12%, due 4/2/98 (d)............................. $1,500,000     1,480,462
 5.14%, due 3/26/98 (d)............................    600,000       592,862
                                                                ------------
Total Short-Term Investments
 (Cost $2,073,051).................................                2,073,324
                                                                ------------
Total Investments
 (Cost $595,790,465) (e)...........................      100.2%  982,106,390 (f)
Liabilities in Excess of
 Cash and Other Assets.............................       (0.2)   (2,061,568)
                                                    ----------  ------------
Net Assets.........................................      100.0% $980,044,822
                                                    ==========  ============

FUTURES CONTRACTS (0.0%) (b)

                                                     CONTRACTS    UNREALIZED
                                                        LONG    APPRECIATION(G)
                                                     --------------------------
Standard & Poor's 500
 March 1998.........................................          8  $     38,435
 Mini March 1998....................................          2           800
                                                                 ------------
Total Futures Contracts (Settlement Value
 $2,056,110)(c).....................................             $     39,235
                                                                 ============

--------
(a) Non-income producing security.
(b) Less than one tenth of a percent.
(c) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 100.2% of net assets.
(d) Segregated or partially segregated as collateral for futures contracts.
(e) The cost for Federal income tax purposes is $596,148,753.
(f) At December 31, 1997 net unrealized appreciation was $385,957,637, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $394,069,123 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $8,111,486.
(g) Represents the difference between the value of the contracts at the time they were opened and the value at December 31, 1997.

 The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1997

ASSETS:
 Investment in securities, at value
  (identified cost $595,790,465).................................. $982,106,390
 Cash.............................................................       32,875
 Receivables:
 Investment securities sold.......................................    3,341,213
 Fund shares sold.................................................    1,455,017
 Dividends and interest...........................................    1,327,434
                                                                   ------------
   Total assets...................................................  988,262,929
                                                                   ------------
LIABILITIES:
 Payables:
 Fund shares redeemed.............................................    4,571,428
 Investment securities purchased..................................    3,315,181
 MainStay Management..............................................      189,965
 Custodian........................................................       29,003
 Transfer agent...................................................        5,153
 Accrued expenses.................................................      106,107
 Variation margin payable on futures contracts....................        1,270
                                                                   ------------
   Total liabilities..............................................    8,218,107
                                                                   ------------
 Net assets....................................................... $980,044,822
                                                                   ============
COMPOSITION OF NET ASSETS:
 Capital stock (par value of $.001 per share) 1 billion shares authorized
 Institutional Class.............................................. $     35,714
 Institutional Service Class......................................          512
 Additional paid-in capital.......................................  590,013,128
 Accumulated undistributed net investment income..................       16,667
 Accumulated undistributed net realized gain on investments.......    3,623,641
 Net unrealized appreciation on investments.......................  386,355,160
                                                                   ------------
 Net assets....................................................... $980,044,822
                                                                   ============
Institutional Class
 Net assets applicable to outstanding shares...................... $966,217,093
                                                                   ============
 Shares of capital stock outstanding..............................   35,714,243
                                                                   ============
 Net asset value per share outstanding............................ $      27.05
                                                                   ============
Institutional Service Class
 Net assets applicable to outstanding shares...................... $ 13,827,729
                                                                   ============
 Shares of capital stock outstanding..............................      512,405
                                                                   ============
 Net asset value per share outstanding............................ $      26.99
                                                                   ============

STATEMENT OF OPERATIONS
For the year ended December 31, 1997

INVESTMENT INCOME:
 Income:
 Dividends (a)................................................... $ 14,241,001
 Interest........................................................    1,194,190
                                                                  ------------
   Total income..................................................   15,435,191
                                                                  ------------
 Expenses:
 Administration..................................................    2,878,403
 Advisory........................................................      719,601
 Management......................................................      541,630
 Custodian.......................................................      127,414
 Shareholder communication.......................................      121,072
 Professional....................................................      115,224
 Registration....................................................       62,621
 Transfer agent..................................................       26,665
 Service.........................................................       25,349
 Directors.......................................................       24,239
 Miscellaneous...................................................       35,373
                                                                  ------------
   Total expenses before
    reimbursement................................................    4,677,591
 Expense reimbursement from Administrator and Adviser or
  Manager........................................................   (2,168,462)
                                                                  ------------
   Net expenses..................................................    2,509,129
                                                                  ------------
 Net investment income...........................................   12,926,062
                                                                  ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain from:
 Security transactions...........................................   10,553,194
 Futures transactions............................................    3,271,008
                                                                  ------------
 Net realized gain on investments................................   13,824,202
                                                                  ------------
 Net change in unrealized appreciation on investments:
 Security transactions...........................................  199,301,881
 Futures transactions............................................       39,235
                                                                  ------------
 Net unrealized gain on investments..............................  199,341,116
                                                                  ------------
 Net realized and unrealized gain on investments.................  213,165,318
                                                                  ------------
 Net increase in net assets resulting from operations............ $226,091,380
                                                                  ============

--------
(a) Dividends recorded net of foreign withholding taxes of $88,514.

 The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
INDEXED EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1997 and December 31, 1996

                                                       1997           1996
                                                   -------------  ------------
INCREASE IN NET ASSETS:
 Operations:
 Net investment income............................ $  12,926,062  $  9,860,784
 Net realized gain on investments.................    13,824,202    21,095,410
 Net change in unrealized appreciation on invest-
  ments...........................................   199,341,116    71,692,530
                                                   -------------  ------------
 Net increase in net assets resulting from opera-
  tions...........................................   226,091,380   102,648,724
                                                   -------------  ------------
 Dividends and distributions to shareholders:
 From net investment income:
  Institutional Class.............................   (12,753,262)   (9,781,685)
  Institutional Service Class.....................      (156,133)      (81,268)
 From net realized gain on investments:
  Institutional Class.............................   (18,598,652)  (13,063,037)
  Institutional Service Class.....................      (264,603)     (121,038)
                                                   -------------  ------------
   Total dividends and distributions to sharehold-
    ers...........................................   (31,772,650)  (23,047,028)
                                                   -------------  ------------
 Capital share transactions:
 Net proceeds from sale of shares:
  Institutional Class.............................   295,739,975   252,112,038
  Institutional Service Class.....................    10,256,956     4,498,994
 Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions:
  Institutional Class.............................    31,351,914    22,844,722
  Institutional Service Class.....................       420,736       202,306
                                                   -------------  ------------
                                                     337,769,581   279,658,060
 Cost of shares redeemed:
  Institutional Class.............................  (170,645,271)  (90,730,104)
  Institutional Service Class.....................    (4,979,101)     (337,651)
                                                   -------------  ------------
  Increase in net assets derived from capital
   share transactions.............................   162,145,209   188,590,305
                                                   -------------  ------------
  Net increase in net assets......................   356,463,939   268,192,001
NET ASSETS:
 Beginning of year................................   623,580,883   355,388,882
                                                   -------------  ------------
 End of year...................................... $ 980,044,822  $623,580,883
                                                   =============  ============
 Accumulated undistributed net investment income.. $      16,667  $        --
                                                   =============  ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                    INSTITUTIONAL               INSTITUTIONAL               INSTITUTIONAL
                      INSTITUTIONAL    SERVICE    INSTITUTIONAL    SERVICE    INSTITUTIONAL    SERVICE
                          CLASS         CLASS         CLASS         CLASS         CLASS         CLASS     INSTITUTIONAL CLASS
                      ------------- ------------- ------------- ------------- ------------- ------------- ----------------------
                                                              YEAR ENDED DECEMBER 31
                      ----------------------------------------------------------------------------------------------------------
                                 1997                        1996                        1995               1994         1993
                      --------------------------- --------------------------- --------------------------- ---------    ---------
Net asset value
 at beginning
 of year.........       $  21.05      $  21.01      $  17.82      $  17.81      $  13.53      $  13.53    $   13.86    $   13.50
                        --------      --------      --------      --------      --------      --------    ---------    ---------
Net investment
 income..........           0.37          0.32          0.34          0.31          0.35          0.33         0.33         0.30
Net realized and
 unrealized gain
 (loss) on
 investments.....           6.54          6.52          3.69          3.66          4.64          4.64        (0.20)        0.93
                        --------      --------      --------      --------      --------      --------    ---------    ---------
Total from
 investment
 operations......           6.91          6.84          4.03          3.97          4.99          4.97         0.13         1.23
                        --------      --------      --------      --------      --------      --------    ---------    ---------
Less dividends
 and
 distributions:
From net
 investment
 income..........          (0.37)        (0.32)        (0.34)        (0.31)        (0.34)        (0.33)       (0.33)       (0.61)
From net realized
 gain on
 investments.....          (0.54)        (0.54)        (0.46)        (0.46)        (0.36)        (0.36)       (0.13)       (0.25)
In excess of net
 realized gain on
 investments.....            --            --            --            --            --            --          0.00(a)     (0.01)
                        --------      --------      --------      --------      --------      --------    ---------    ---------
Total dividends
 and
 distributions...          (0.91)        (0.86)        (0.80)        (0.77)        (0.70)        (0.69)       (0.46)       (0.87)
                        --------      --------      --------      --------      --------      --------    ---------    ---------
Net asset value
 at end of year..       $  27.05      $  26.99      $  21.05      $  21.01      $  17.82      $  17.81    $   13.53    $   13.86
                        ========      ========      ========      ========      ========      ========    =========    =========
Total investment
 return .........          32.88%        32.60%        22.57%        22.21%        36.88%        36.70%        0.90%        9.41%
Ratios (to
 average net
 assets)/Supplemental
 Data:
 Net investment
  income.........           1.56%         1.31%         1.96%         1.71%         2.21%         1.96%        2.43%        2.39%
 Net expenses....           0.30%         0.55%         0.44%         0.69%         0.50%         0.75%        0.50%        0.45%
 Expenses (before
  reimbursement)..          0.56%         0.81%         0.59%         0.84%         0.59%         0.84%        0.58%        0.60%
Portfolio
 turnover rate...              3%            3%            8%            8%            4%            4%           5%           5%
Average
 commission rate
 paid............       $ 0.0500      $ 0.0500      $ 0.0498      $ 0.0498          (b)           (b)          (b)          (b)
Net assets at end
 of year
 (in 000's)......       $966,217      $ 13,828      $617,716      $  5,865      $354,420      $    969    $ 244,685    $ 219,351

--------
(a) Less than one cent per share.
(b) Disclosure of amount required for fiscal years beginning on or after September 1, 1995.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY FUND
================================================================================

--------------------------------------------------------------------------------
1997 MARKET HIGHLIGHTS
--------------------------------------------------------------------------------

 . In the first quarter, the Federal Reserve Board's move to raise domestic interest rates may have impacted international markets. Many investors refocused on local growth prospects and foreign markets rebounded in the second quarter of 1997.

 . Continued movement toward European Monetary Union, including fiscal reforms and corporate restructurings, improved the general financial backdrop for many European markets.

 . In the second half of the year, the Southeast Asian financial markets suffered severe setbacks that affected currencies, real estate, and equities and led to problems in the banking and securities industries.

 . Analysts around the world reacted with lower earnings estimates and a more pessimistic investment outlook for Asian as well as other world markets.

 .  In the fourth quarter, all of the factors mentioned above caused the Morgan
   Stanley Capital International (MSCI) EAFE Index* to decline 7.83%, and the Index was up 1.78% for the year.

--------------------------------------------------------------------------------
1997 FUND HIGHLIGHTS
--------------------------------------------------------------------------------

 . One-year total returns of 5.44% and 4.88% for Institutional Class shares and Service Class shares, respectively, as of 12/31/97.

 . Starting in the first half of 1997, the Fund overweighted European investments and decreased Southeast Asian holdings, which was positive for the Fund when Asian markets began to experience financial difficulties.

 . Although the Fund managers had been bullish on Hong Kong in the first half of the year, continuing negative signals led them to eliminate all exposure to emerging Southeast Asian markets and substantially reduce the Fund's Japanese exposure in the fourth quarter.

 . Throughout the year, and particularly in the fourth quarter, the Fund increased its exposure in Switzerland, Belgium, the United Kingdom, and Portugal, which proved beneficial for the Fund's performance.

 . Sensing the dollar's strength, the Fund managers used substantial currency hedges throughout most of the year to help protect investors when local returns were translated into U.S. dollars.

The international equity markets were influenced by a number of important factors throughout 1997. In the first quarter, a Federal Reserve Board move to raise interest rates had a negative impact on investor psychology around the globe. The mood became more positive in the second quarter of the year, however, as many investors focused on positive local market fundamentals, European Monetary Union, and other positive factors.

By the end of the first half of the year, weaknesses had begun to emerge in certain Southeast Asian markets, and by October, several Asian economies were experiencing severe difficulties. Many currencies, real estate, and stocks were affected--and as the value of Asian loan collateral dropped, banks and

--------------------------------------------------------------------------------
Fundamentals Key economic factors such as interest rates, gross national product, inflation, unemployment, and currency stability, which may affect the direction of a country's economy--or issuer-specific factors such as assets, earnings, sales, products, and management, which may affect the performance of a company's securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
* The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index generally considered representative of the international stock market.

===============================================================================

other financial institutions came under pressure. Corporate earnings estimates were revised for many companies and several Asian markets experienced extreme volatility and major setbacks. Problems spilled over into Australia, where declining demand for basic commodities led to negative market returns in the fourth quarter.

Europe, on the other hand, had a strong year. Continuing work toward European Monetary Union may have helped keep interest rates and inflation at relatively low levels and strengthened many European economies. With borders becoming less of a business barrier, many major companies began to look for international partners, increasing merger and acquisition activity. Portugal was added to the MSCI EAFE Index in December, attracting international investors, while declining bond yields and increased availability of mutual funds increased Portugal's domestic equity participation. Overall, Portuguese stocks returned 73.8% for the year, outperforming all other major world markets in local currency terms. Throughout the year, a strong U.S. dollar posed additional risks for international investors whose currency exposure was not sufficiently hedged.

How did the MainStay Institutional International Equity Fund do in this environment?

For the year ended 12/31/97, the MainStay Institutional International Equity Fund provided total returns of 5.44% and 4.88% for Institutional Class shares and Service Class shares, respectively. The average Lipper+ international fund returned 5.44% for the same period. In 1997, the MCSI EAFE Index returned 1.78%.

What strategies worked well for the Fund during the year?

Certainly, our decision to reduce the Fund's exposure in Southeast Asian markets and Japan was positive for the Fund, as was our decision to invest most of the proceeds from those sales in Europe. There, we invested primarily in Switzerland, Belgium, the United Kingdom, and Portugal, all of which were positive performers and contributed significantly to the Fund's positive returns.

Can you tell us about the Fund's investments prior to the fallout in Southeast Asia?

Early in the year, we believed Europe would offer strong investment opportunities. The Fund was overweighted in France, which suffered a bit after its elections--and underweighted in Japan, which had shown continuing weakness over time. Throughout the first half of the year, we continued to reduce the Fund's Japanese exposure and European holdings in France and Germany to increase diversification across other European markets. We also detected problems in Malaysia, where slowing technology, rising interest rates, and property speculation had severely weakened its market fundamentals. The Fund was not invested in Malaysia by the end of the second quarter, which was clearly a smart move, given subsequent developments in Southeast Asia.

--------------------------------------------------------------------------------
European Monetary Union A proposed system that would allow participating European countries to operate with a common currency or monetary unit.

Volatility Fluctuations in the price of securities or markets, up or down, over a short period of time.

Commodities Bulk goods, such as grains, precious metals, industrial metals, and foods traded on a commodities exchange.

Inflation An increase in the cost of goods and services over time. As prices rise, the purchasing power of the dollar declines.

Hedging/Currency management The process of managing or "hedging" the risks associated with owning securities denominated in different currencies, the relative values of which may change at any time. There can be no assurance that currency hedging will be beneficial to investors.

Weighting/Overweighted   The proportion of a portfolio allocated to a specific
market sector or country, i.e., a fund is said to be overweighted in a country when that portion of the portfolio is greater than the country's total equities relative to the international equity markets as a whole.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
+ Lipper Analytical Services, Inc. is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.

================================================================================

Which European markets provided the best performance in 1997?

Portugal was by far the Fund's strongest performing market, both in local currency and U.S. dollar terms. Portugal benefited from strong fiscal consolidation and its government's efforts to bring its deficit and inflation under control. The country reduced unemployment, increased its savings rates, and raised wages, which are all part of its efforts to meet the criteria for European Monetary Union. Since the country was added to the MSCI EAFE Index this year, many international investors were pouring money into its stocks. But Portugal also benefited from domestic investors, many of whom saw declining bond yields and the increased availability of mutual fund shares as a reason to invest in equities. Recognizing these trends, over the course of the year, we increased the Fund's Portuguese position from 0% to over 1.3% of the Fund's portfolio.

What about Switzerland?

The Fund was invested in Switzerland as part of its European diversification strategy. The Swiss market benefited from world-class companies, low interest rates, good monetary conditions, and a number of profitable mergers and acquisitions. The market was up 56.7% for the year, and the Fund benefited from holdings like Novartis, a pharmaceutical giant, that resulted from a merger between Sandoz and Ciba Geigy--and from a pending financial merger between Swiss Bankcorp and Schweizerische Bankverein Registered, both of which had been significant holdings and provided positive returns for the Fund.

What was attractive about Belgium?

Again, our primary decision was to diversify the Fund's European holdings. The Fund invested in Belgium in the first half of the year, then pared back its holdings when interest rates started to rise. Later, as problems started to develop in Asia, however, we felt that rates would not continue to climb, so Belgium again looked attractive. This market also benefited from restructuring, low interest rates, improving retail performance, and positive economic indicators. The Fund was invested heavily in Belgium in the fourth quarter, increasing its position to about 3% of the portfolio.

Can you mention some companies that performed well in Belgium?

Belgium has a number of utilities and financial firms. In utilities, the Fund invested in Reunies Electrobel & Tractebel. In the financial services area, the Fund invested in Generale de Banque and Fortis. While some of the Fund's investments were made later in the year, the market as a whole was up 32.4% in local currency terms in 1997.

You also mentioned the United Kingdom. What happened there?

The U.K. was booming throughout 1997 and we increased the Fund's exposure as we saw increasing investor interest in the British market. Although earlier in the year, we thought the U.K.'s interest rates might continue to rise, during the Asian difficulties, the U.K. interest rate pressure abated and we felt the time was right to add to the Fund's positions for several reasons. Among our key considerations was the fact that unemployment in the U.K. was at its lowest level since 1980, and investors were pouring money into British mutual funds, which helped keep the stock market strong. The demutualization of building societies also increased investor wealth and helped the market.

One of the Fund's strong performers in the U.K. was Vodafone Group, whose mobile telephone operations seemed to be taking off, with higher subscriber rates than analysts predicted. The company has about a 33% market share and has done quite well for the Fund.

--------------------------------------------------------------------------------
Restructuring Any action designed to improve the overall financial structure, labor relations, or productivity of a company. Restructuring may include such steps as changing management, investing in new plant and equipment, engaging in mergers and acquisitions, or taking other action to increase output or lower costs.
--------------------------------------------------------------------------------

================================================================================

Were there European countries that did not perform as well?

The Fund was overweighted in Austria, which was not as strong a performer as most other European countries, but still provided an 18.5% return in local terms. Fortunately, the Fund was invested in some of the market's better performers, such as Verbund--short for Verbundgesellschaft-Oesterreichische Elektrizitatswirtschafts Class A. While the name may be hard to say, this electric utility company was easy to like. It benefited from privatization and European Monetary Union, and was up about 50% in the fourth quarter in local terms.

Obviously, the big story for the year was the Asian crisis. How did it affect the Fund?

We sold the Fund's Malaysian holdings early, which was a big plus for the Fund's portfolio. We also eliminated the Fund's exposure to Singapore before the October declines. Although some of the sales were not profitable, they were clearly wise. Fortunately, the Fund did not have any holdings in Thailand, Korea, Indonesia, or other emerging markets in Southeast Asia--which was a decided plus for the Fund's investors.

Why wasn't the Fund invested in those markets?

We are basically risk-averse managers. While emerging markets may look terrific when they are rising, the pain they may cause when they fall may not be worth the risk. So while other funds may have had substantial exposure to Asian emerging markets, the Fund was invested in the more established markets, which we felt would offer investors greater strength and stability. As the difficulties in Asia developed, however, even some of the established Asian markets in which we had invested had severe setbacks.

What happened in the more developed Asian markets?

By far, the largest Asian market is Japan. We trimmed the Fund's position substantially in the first half of the year, based on the impact of an increasing Japanese sales tax and other signs of weakness. We invested most of the proceeds in Europe, which was positive for the Fund's performance.

Among Japanese companies, there were strong performers and weak ones. Fortunately, we sought diversified company exposure and well-established businesses and used disciplined fundamental research in an effort to help avoid high-risk investments. As a result, the Fund was invested in multinational Japanese holdings, such as Toyota Motor and Honda Motor, which performed well. Japan's domestic construction, retail, and banking firms, on the other hand, performed poorly. Fortunately, the Fund had no exposure to any of the Japanese banks and financial firms that failed during the year, largely due to our careful research and focus on solid companies with strong balance sheets and earnings prospects.

In Hong Kong, the celebration of the return to a unified country helped make the market a strong performer for the Fund in the first half of the year. However, as the year progressed, the problems of the Southeast Asian markets broadened in depth and scope. We reduced the Fund's position from neutral to underweight in October, and after we did, the market fell 22%. Fortunately, we did not sell immediately, but waited for the right opportunity. When the market came back 14%, we sold the Fund's remaining exposure to Hong Kong, which had a negative overall impact on performance. The decision to reinvest the proceeds in European stocks, however, was strongly positive and helped offset losses the Fund incurred in Hong Kong stocks.

--------------------------------------------------------------------------------
Privatization The process of converting state-run or publicly operated companies into privately owned and operated entities. In theory, enterprises may run more efficiently and offer better service to customers when owned by shareholders rather than the government.

Emerging markets Countries with smaller or more recently established capital markets.
--------------------------------------------------------------------------------

================================================================================

Was Australia affected by the fallout in Asia?

Absolutely. We had added to the Fund's Australian holdings in the first half of the year expecting stellar performance due to robust growth and lower interest rates in Australia. But when problems started to emerge in Southeast Asian markets, the demand for commodities, which are a large part of the Australian economy, started to decline. We reduced the Fund's Australian position from overweight, to neutral, to underweight over the course of the second half of 1997. Some of the Fund's Australian holdings, such as the National Australia Bank and News Corp., have done well. But some of the Fund's natural resources holdings, such as Broken Hill Proprietary Co., have done poorly. So, instead of a star performer, the Australian market was up a modest 9.2% for the year in local currency terms.

How did you position the Fund to help protect against currency risk?

Basically, we were bullish on the dollar, which proved correct throughout the year. We did manage to gain a little bit through yen exposure in the first half of 1997. But the strength of the U.S. dollar brought substantial risk to U.S. investors in foreign securities. Recognizing this, most of the Fund's positions were strongly hedged, which helped to protect investors from currency risk. Of course, currency risk cannot be entirely eliminated. The Fund had some currency exposure, which had a negative impact on performance, as virtually all foreign currencies declined relative to the U.S. dollar in 1997.

Did the Fund have any exposure to Latin America?

No. While Mexico and certain South American markets had excellent returns, we felt that Europe was stronger and more stable. In an effort to minimize risk, we avoided emerging markets in Central and South America entirely. In addition, although the Fund is permitted to invest in emerging markets, during the second half of the year it was only invested in developed countries with high-quality stocks.

What do you see going forward?

We feel that the Asian situation may not go away quickly. But we will continue to monitor the situation, because we believe that eventually, there may be buying opportunities in the stronger markets there. We still feel that Europe will offer strong returns as long as interest rates and inflation remain low and companies seek partners that can assist them with the challenges of European Monetary Union. Overall, we think foreign equities will continue to offer opportunities for investors and will continue to seek to provide long-term growth of capital commensurate with an acceptable level of risk, with current income as a secondary objective.

Shigemi Takagi
Portfolio Manager

Investments in foreign securities may be subject to greater risks than domestic investments. These risks include currency fluctuations, changes in U.S. or foreign tax or currency laws, and changes in monetary policies and economic and political conditions in foreign countries.

-------------------------------------------------------------------------------
Past performance is no guarantee of future results.

                             [GRAPHS APPEAR HERE]

                  $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                 INTERNATIONAL EQUITY FUND VS MSCI EAFE INDEX

                          INSTITUTIONAL CLASS SHARES


           DATE          INTERNATIONAL EQUITY FUND     MSCI EAFE INDEX
           ----          -------------------------     ---------------
          7/31/92                  10,000                   10,000
            92                      9,463                   10,014
            93                     11,831                   13,275
            94                     12,820                   14,309
            95                     13,739                   15,913
            96                     15,400                   16,874
         12/31/97                  16,238                   17,175

                  $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                 INTERNATIONAL EQUITY FUND VS MSCI EAFE INDEX

                             SERVICE CLASS SHARES


           DATE          INTERNATIONAL EQUITY FUND     MSCI EAFE INDEX
           ----          -------------------------     ---------------
          7/31/92                  10,000                   10,000
            92                      9,463                   10,014
            93                     11,831                   13,275
            94                     12,820                   14,309
            95                     13,699                   15,913
            96                     15,287                   16,874
         12/31/97                  16,032                   17,175

Source: Lipper Analytical Services, Inc.
These graphs assume a $10,000 investment made on 7/31/92.+

                                                Total Return*           SEC Average Annual Total Return*
PERFORMANCE                                 as of December 31, 1997          as of December 31, 1997
-----------------------------------------------------------------------------------------------------------

                                                 Year to Date         One Year  Five Year  Since Inception
-----------------------------------------------------------------------------------------------------------
International Equity Fund Institutional Class+      5.44%              5.44%      11.41%        9.35%
International Equity Fund Service Class+            4.88%              4.88%      11.12%        9.10%
Average Lipper International Fund                   5.44%              5.44%      12.10%       10.73%
MSCI EAFE Index                                     1.78%              1.78%      11.39%       10.50%
-----------------------------------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(% of net assets as of December 31, 1997)
--------------------------------------------------------------------------------
                           [PIE CHART APPEARS HERE]

Common Stock                                      84.07%
Cash, Equivalents & Other Assets                  15.84%++
Other                                              0.09%

--------------------------------------------------------------------------------

TOP 10 HOLDINGS
(% of net assets as of December 31, 1997)
--------------------------------------------------------------------------------

 1. Novartis S.A. Registered                       2.13%
 2. Roche Holdings AG Genusscheine                 1.74%
 3. Nestle S.A. Registered                         1.71%
 4. Glaxo Wellcome PLC                             1.41%
 5. British Petroleum Co. PLC                      1.36%
 6. Royal Dutch Petroleum Co.                      1.35%
 7. Toyota Motor Corp.                             1.26%
 8. Ente Nazionale Idrocarburi S.p.A.              1.22%
 9. Allianz AG Registered                          1.16%
10. Deutsche Telekom AG                            1.08%

--------------------------------------------------------------------------------

TOP 10 COUNTRIES
(% of net assets as of December 31, 1997)
--------------------------------------------------------------------------------

 1. United Kingdom                                17.77%
 2. Japan                                         14.04%
 3. Germany                                       10.08%
 4. Switzerland                                    9.14%
 5. France                                         8.07%
 6. Italy                                          6.35%
 7. Spain                                          5.28%
 8. Netherlands                                    3.19%
 9. Belgium                                        2.87%
10. Austria                                        1.66%

--------------------------------------------------------------------------------
* Total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends, and, for the Service Class shares, include the service fee of .25%.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that upon redemption, shares may be worth more or less than their original cost.

   The Institutional Class shares are sold with no sales charge. The Service Class shares are sold with no initial or contingent deferred sales charge, but are subject to an annual shareholder service fee of .25%.

   The inception date of the International Equity Fund and the date such shares were first offered to the public was 1/1/95.

+ The inception date of the International Equity Fund's predecessor separate account is 7/31/92 ("Separate Account"). Performance figures, and in the case of the graphs reflecting the investment of $10,000, investment results include the historical performance of the Separate Account for the period prior to the International Equity Fund's commencement of operations on January 1, 1995. MacKay Shields Financial Corporation, the International Equity Fund's sub-adviser, served as investment adviser to the Separate Account, and the investment objective, policies, restrictions, guidelines, and management style of the Separate Account were substantially similar to those of the International Equity Fund. Performance figures and investment results for the period prior to January 1, 1995 have been calculated using the Separate Account's expense structure, which generally was higher than the expense structure of the International Equity Fund. The Separate Account was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions imposed under the 1940 Act. If the Separate Account had been registered under the 1940 Act, the Separate Account's performance and investment results may have been adversely affected.

++ Adjusted for liabilities.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
December 31, 1997

COMMON STOCKS (84.1%)+

                                                           SHARES      VALUE
                                                          ---------------------
AUSTRALIA (1.6%)
Amcor, Ltd.
 (forest products & paper)...............................     8,366 $    36,794
Boral, Ltd. (building materials & components)............    12,000      30,337
Brambles Industries, Ltd.
 (business & public services)............................     2,000      39,680
Broken Hill Proprietary Co., Ltd. (energy sources).......    11,979     111,223
Coles Myer, Ltd.
 (merchandising).........................................     9,436      45,312
CSR, Ltd. (multi-industry)...............................    11,200      37,947
Foster's Brewing Group, Ltd. (beverages & tobacco).......    19,327      36,771
National Australia Bank, Ltd. (banking)..................    11,605     162,041
News Corp., Ltd.
 (broadcasting & publishing).............................    11,172      61,656
Pacific Dunlop, Ltd.
 (multi-industry)........................................    10,430      22,086
Santos, Ltd. (energy sources)............................     6,100      25,119
Telstra Corp., Ltd. (telecommunications) (a).............   522,000   1,101,981
Westpac Banking Corp., Ltd. (banking)....................    14,470      92,547
WMC, Ltd. (metals-nonferrous)............................     8,125      28,323
                                                                    -----------
                                                                      1,831,817
                                                                    -----------
AUSTRIA (1.6%)
Austrian Airlines Oesterreichische Luftverkehrs AG
 (transportation-airlines) (a)...........................     2,850      60,601
Bank Austria AG (banking)................................     4,750     240,300
Creditanstalt-Bankverein Stamm AG (banking)..............     2,750     176,075
EA-Generali AG (insurance)...............................       700     183,647
Flughafen Wien AG
 (transportation-airlines)...............................     1,750      69,442
Oesterreichische Brau-Beteiligungs AG (beverages &
 tobacco)................................................     1,150      57,360
OMV AG (energy sources)..................................     2,350     325,077
Verbundgesellschaft-Oesterreichische
 Elektrizitatswirtschafts AG Class A (utilities-
 electrical & gas).......................................     2,800     296,580
Voest-Alpine Technologie AG (machinery & engineering)....     1,250     189,513
Wienerberger Baustoffindustrie AG (building materials &
 components).............................................     1,050     201,271
                                                                    -----------
                                                                      1,799,866
                                                                    -----------

--------
+ Percentages indicated are based on Fund net assets.

                                                           SHARES      VALUE
                                                          ---------------------
BELGIUM (2.9%)
Electrabel, S.A.
 (utilities-electrical & gas)............................     2,470 $   571,343
Fortis AG (insurance)....................................     3,650     761,537
Generale de Banque, S.A. (banking).......................       970     422,173
Kredietbank N.V. (banking)...............................       960     402,922
PetroFina, S.A. (energy sources).........................     1,590     586,872
Reunies Electrobel & Tractebel, S.A. (multi-industry)....     1,100      95,899
Solvay, S.A. Class A (chemicals).........................     7,040     442,739
                                                                    -----------
                                                                      3,283,485
                                                                    -----------
FRANCE (8.1%)
Alcatel Alsthom, S.A.
 (electrical & electronics)..............................     3,914     497,719
AXA-UAP, S.A. (insurance)................................    10,134     784,492
Carrefour, S.A. (merchandising)..........................       985     514,123
Compagnie de Saint Gobain, S.A. (miscellaneous-materials
 & commodities)..........................................     2,657     377,624
Compagnie de Suez, S.A. (banking)........................        27          72
Compagnie Financiere de Paribas, S.A. Class A (banking)..     2,444     212,473
Compagnie Generale des Eaux, S.A. (business & public
 services)...............................................     5,112     713,792
Elf Aquitaine, S.A.
 (energy sources)........................................     7,095     825,566
Eridania Beghin-Say, S.A.
 (food & household products).............................     1,970     308,147
Groupe Danone, S.A.
 (food & household products).............................     2,527     451,560
Havas, S.A.
 (business & public services)............................     5,050     363,480
Lafarge, S.A. (building materials & components)..........     1,233      80,938
L'Air Liquide, S.A. (chemicals)..........................     4,240     663,924
L'Oreal, S.A.
 (health & personal care)................................     1,348     527,694
LVMH (Moet Hennessy Louis Vuitton), S.A.
 (beverages & tobacco)...................................     2,780     461,649
Michelin (CGDE), S.A. Class B
 (tire & rubber).........................................     5,045     254,100
Pernod-Ricard, S.A.
 (beverages & tobacco)...................................     2,680     157,703
Pinault-Printemps-Redoute, S.A. (building materials &
 components).............................................       450     240,190
PSA Peugeot, S.A. (automobiles)..........................     1,620     204,389
Rhone-Poulenc, S.A. Class A (chemicals)..................     4,692     210,271
Schneider, S.A.
 (machinery & engineering)...............................     3,096     168,184
Societe Generale, S.A. Class A (banking).................     2,054     279,973

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

COMMON STOCKS (Continued)

                                                           SHARES      VALUE
                                                          ---------------------
FRANCE (Continued)
Suez Lyonnaise des Eaux, S.A. (multi-industry)...........     1,554 $   172,039
Thomson CSF, S.A. (aerospace & military technology)......     9,085     286,480
Total, S.A. Class B
 (energy sources)........................................     4,280     466,001
                                                                    -----------
                                                                      9,222,583
                                                                    -----------
GERMANY (10.1%)
Allianz AG Registered (insurance)........................     5,100   1,321,770
BASF AG (chemicals)......................................    16,150     572,601
Bayer AG (chemicals).....................................    18,100     676,469
Daimler-Benz AG (automobiles)............................    12,050     845,758
Deutsche Bank AG (banking)...............................    16,350   1,154,838
Deutsche Telekom AG (telecommunications).................    65,500   1,233,104
Dresdner Bank AG (banking)...............................    14,600     673,955
Karstadt AG (merchandising)..............................       450     153,692
Linde AG
 (machinery & engineering)...............................       650     396,931
Mannesmann AG
 (machinery & engineering)...............................     1,000     505,549
Muenchener Rueckversicherungs-Gesellschaft AG Registered
 (insurance).............................................       340     128,206
Preussag AG (multi-industry).............................       200      61,066
RWE AG
 (utilities-electrical & gas)............................    11,600     622,566
Siemens AG
 (electrical & electronics)..............................    16,550     980,274
Thyssen AG (metals-steel)................................     1,150     246,240
VEBA AG
 (utilities-electrical & gas)............................    15,050   1,025,351
Viag AG (multi-industry).................................     1,000     538,919
Volkswagen AG (automobiles)..............................       700     393,984
                                                                    -----------
                                                                     11,531,273
                                                                    -----------
ITALY (6.3%)
Assicurazioni Generali S.p.A. (insurance)................    14,015     344,667
Banca Commerciale Italiana S.p.A. (banking)..............    97,000     337,647
Benetton Group S.p.A.
 (textile & apparel).....................................    11,440     187,452
Credito Italiano S.p.A. (banking)........................   119,000     367,416
Edison S.p.A. (energy sources)...........................    33,000     199,855
Ente Nazionale Idrocarburi S.p.A. (energy sources).......   246,000   1,396,537
Fiat S.p.A. (automobiles)................................    55,300     161,037
Fiat S.p.A. di Risp (automobiles)........................    61,600     101,982
Istituto Bancario San Paolo di Torino S.p.A. (banking)...     3,000      28,696
Istituto Nazionale delle Assicurazioni S.p.A.
 (insurance).............................................   192,000     389,589
Italgas S.p.A.
 (utilities-electrical & gas)............................    43,000     177,667

                                                            SHARES      VALUE
                                                           ---------------------
ITALY (Continued)
Mediobanca S.p.A.
 (financial services)....................................     37,900 $   297,960
Montedison S.p.A. (multi-industry).......................    276,900     249,037
Olivetti Group S.p.A. (data processing & reproduction)
 (a).....................................................    152,000      91,968
Parmalat Finanziaria S.p.A.
 (food & household products).............................    117,000     167,542
Pirelli S.p.A.
 (industrial components).................................     80,000     214,174
Riunione Adriatica di Sicurta S.p.A. (insurance).........     19,600     192,474
Sirti S.p.A. (telecommunications)........................     28,000     169,574
Telecom Italia S.p.A. (telecommunications)...............    156,111     998,455
Telecom Italia S.p.A. di Risp (telecommunications).......     47,093     207,906
Telecom Italia Mobile S.p.A. (telecommunications)........    170,000     785,636
Telecom Italia Mobile S.p.A. di Risp
 (telecommunications)....................................     69,000     196,442
                                                                     -----------
                                                                       7,263,713
                                                                     -----------
JAPAN (14.0%)
Ajinomoto Co., Inc.
 (food & household products) (d).........................     26,000     253,957
Asahi Chemical Industry Co., Ltd. (chemicals) (d)........      1,000       3,399
Asahi Glass Co., Ltd. (miscellaneous-materials &
 components) (d).........................................     50,000     238,421
Bridgestone Corp.
 (industrial components) (d).............................     14,000     304,717
Canon, Inc. (recreation & other consumer goods) (d)......     13,000     303,948
Dai Nippon Printing Co., Ltd. (business & public
 services) (d)...........................................      8,000     150,744
Daiei, Inc. (merchandising) (d)..........................     37,000     153,666
Denso Corp.
 (industrial components) (d).............................     12,000     216,886
Fanuc, Ltd. (electronic components & instruments) (d)....      9,000     341,942
Fuji Bank, Ltd. (banking) (d)............................     14,000      56,852
Fuji Photo Film, Ltd. (recreation & other consumer goods)
 (d).....................................................     14,000     538,370
Fujitsu, Ltd. (data processing & reproduction) (d).......     63,000     678,346
Furukawa Electric Co., Ltd.
 (industrial components) (d).............................     51,000     219,263
Hankyu Corp.
 (transportation-road & rail) (d)........................     21,000      98,683
Hitachi Corp., Ltd.
 (electrical & electronics) (d)..........................     84,000     600,821
Honda Motor Co., Ltd. (automobiles) (d)..................     13,000     478,919
Industrial Bank of Japan, Ltd. (banking) (d).............     32,000     228,884

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

COMMON STOCKS (Continued)

                                                            SHARES      VALUE
                                                           ---------------------
JAPAN (Continued)
Ito-Yokado Co., Ltd. (merchandising) (d).................      5,000 $   255,726
Itochu Corp. (wholesale & international trade) (d).......     98,000     154,512
Japan Airlines Co.
 (transportation-airlines) (a)(d)........................     47,000     128,324
Japan Energy Corp.
 (energy sources) (d)....................................     86,000      81,355
Kajima Corp.
 (construction & housing) (d)............................     26,000      65,789
Kansai Electric Power Co., Inc. (utilities-electrical &
 gas) (d)................................................     26,200     445,324
Kao Corp.
 (food & household products) (d).........................      6,000      86,754
Kawasaki Steel Corp.
 (metals-steel) (d)......................................     45,000      61,605
Kirin Brewery Co., Ltd.
 (beverages & tobacco) (d)...............................     37,000     270,339
Komatsu, Ltd.
 (machinery & engineering) (d)...........................     48,000     241,805
Kubota Corp.
 (machinery & engineering) (d)...........................     10,000      26,457
Marubeni Corp. (wholesale & international trade) (d).....     96,000     169,079
Marui Co., Ltd.
 (merchandising) (d).....................................     14,000     218,578
Matsushita Electric Industrial Co., Ltd. (appliances &
 household durables) (d).................................     22,000     323,176
Mitsubishi Chemical Corp. (chemicals) (d)................     19,471      28,003
Mitsubishi Corp.
 (multi-industry) (d)....................................     33,000     261,417
Mitsubishi Electric Corp.
 (electrical & electronics) (d)..........................    104,000     267,155
Mitsubishi Estate Co., Ltd. (construction & housing) (d).     22,000     240,267
Mitsubishi Heavy Industries, Ltd. (machinery &
 engineering) (d)........................................     29,000     121,333
Mitsubishi Trust & Banking Corp. (financial services)....     17,000     171,279
Mitsui Engineering & Shipbuilding Co., Ltd.
 (machinery & engineering) (a)...........................     56,000      35,748
Mitsui Fudosan Co., Ltd. (construction & housing)........     21,000     203,504
Mitsui Marine & Fire Insurance Co., Ltd. (insurance).....      2,000      10,244
Mitsui Trust & Banking Co., Ltd. (financial services)....     28,000      54,483
Mitsukoshi, Ltd. (merchandising).........................     26,000      69,388
NEC Corp.
 (electrical & electronics)..............................     40,000     427,620
Nippon Express Co., Ltd. (transportation-road & rail)....     15,000      74,987
Nippon Oil Co., Ltd.
 (energy sources)........................................     56,000     145,145

                                                           SHARES      VALUE
                                                          ---------------------
JAPAN (Continued)
Nippon Paper Industries Co.
 (forest products & paper)...............................    13,000 $    51,191
Nippon Steel Corp. (metals-steel)........................    75,000     111,327
Nippon Yusen Kabushiki Kaisha (transportation-shipping)..     1,000       2,753
Nissan Motor Co., Ltd. (automobiles).....................    60,000     249,188
NKK Corp. (metals-steel).................................   106,000      84,786
Nomura Securities Co., Ltd. (financial services).........    31,000     414,853
Obayashi Corp.
 (construction & housing)................................    14,000      47,807
Oji Paper Co., Ltd.
 (forest products & paper)...............................     1,000       3,992
Osaka Gas Co., Ltd.
 (utilities-electrical & gas)............................    46,000     105,428
Sakura Bank, Ltd. (banking)..............................    12,000      34,425
Sankyo Co., Ltd.
 (health & personal care)................................    12,000     272,261
Sanyo Electric Co., Ltd. (appliances & household
 durables)...............................................    55,000     143,822
Sekisui Chemical Co., Ltd. (chemicals)...................     6,000      30,595
Sekisui House, Ltd.
 (construction & housing)................................     1,000       6,453
Sharp Corp. (appliances & household durables)............    23,000     158,850
Shimizu Corp.
 (construction & housing)................................    53,000     123,102
Sony Corp. (appliances & household durables).............     5,200     463,921
Sumitomo Bank, Ltd. (banking)............................    40,000     458,384
Sumitomo Chemical Co., Ltd. (chemicals)..................     8,000      18,458
Sumitomo Electric Industries (industrial components).....     1,000      13,690
Sumitomo Marine & Fire Insurance Co. (insurance).........     2,000      10,614
Sumitomo Metal Industries, Ltd. (metals-steel)...........     5,000       6,422
Sumitomo Metal Mining Co. (metals-nonferrous)............     1,000       3,307
Takeda Chemical Industries, Ltd. (health & personal
 care)...................................................     6,000     171,663
Teijin, Ltd. (chemicals).................................     4,000       8,399
Tobu Railway Co., Ltd. (transportation-road & rail)......    48,000     150,621
Tohoku Electric Power Co., Inc.
 (utilities-electrical & gas)............................     9,000     137,054
Tokai Bank, Ltd. (banking)...............................    52,000     243,159
Tokio Marine & Fire Insurance Co. (insurance)............     1,000      11,383
Tokyo Dome Corp.
 (leisure & tourism).....................................     9,000      60,082
Tokyo Electric Power Co., Inc. (utilities-electrical &
 gas)....................................................    26,300     481,410

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

COMMON STOCKS (Continued)

                                                            SHARES      VALUE
                                                           ---------------------
JAPAN (Continued)
Tokyo Gas Co., Ltd.
 (utilities-electrical & gas)............................    151,000 $   343,757
Tokyu Corp.
 (transportation-road & rail)............................     27,000     104,659
Toppan Printing Co., Ltd.
 (business & public services)............................     10,000     130,747
Tostem Corp. (building materials & components)...........      3,000      32,302
Toto, Ltd. (building materials & components).............      1,000       6,414
Toyoda Automatic Loom Works, Ltd. (machinery &
 engineering)............................................      5,000      92,292
Toyota Motor Corp. (automobiles).........................     50,000   1,438,217
Yamanouchi Pharmaceutical Co., Ltd. (health & personal
 care)...................................................     15,000     323,022
                                                                     -----------
                                                                      16,058,024
                                                                     -----------
NETHERLANDS (3.2%)
Elsevier N.V.
 (broadcasting & publishing).............................     10,900     176,359
ING Groep N.V. (insurance)...............................     13,805     581,557
Koninklijke PTT Nederland N.V. (forest products & paper).      8,686     362,483
Philips Electronics N.V. (appliances & household
 durables)...............................................      4,400     263,927
Royal Dutch Petroleum Co.
 (energy sources)........................................     28,200   1,548,254
Unilever CVA N.V.
 (food & household products).............................      8,800     542,614
Wolters Kluwer CVA N.V. (broadcasting & publishing)......      1,310     169,241
                                                                     -----------
                                                                       3,644,435
                                                                     -----------
NEW ZEALAND (1.6%)
Brierley Investments Ltd.
 (multi-industry)........................................    354,600     253,257
Carter Holt Harvey Ltd.
 (forest products & paper)...............................    215,900     333,466
Fletcher Challenge Building (building materials &
 components).............................................     45,100      92,180
Fletcher Challenge Energy
 (energy sources)........................................     45,700     160,011
Fletcher Challenge Forest
 (forest products & paper)...............................      7,440       6,178
Fletcher Challenge Paper
 (forest products & paper)...............................     95,200     124,376
Telecom Corp. of New Zealand Ltd. (telecommunications)...    173,100     839,269
                                                                     -----------
                                                                       1,808,737
                                                                     -----------
NORWAY (1.2%)
Bergesen d.y. ASA Class A (transportation-shipping)......      6,200     146,334
Bergesen d.y. ASA Class B (transportation-shipping)......      3,900      90,991

                                                           SHARES      VALUE
                                                          ---------------------
NORWAY (Continued)
Dyno Industrier ASA (chemicals)..........................     3,800 $    73,194
Hafslund ASA Class A
 (energy sources)........................................     6,600      40,286
Hafslund ASA Class B
 (energy sources)........................................     4,900      23,396
Kvaerner ASA Class B
 (machinery & engineering)...............................     1,500      69,789
Norsk Hydro ASA (energy sources).........................    10,800     526,655
Norske Skogindustrier ASA Class A (forest products &
 paper)..................................................     2,700      78,376
Nycomed Amersham PLC
 (health & personal care) (a)............................     1,951      73,306
Nycomed Amersham PLC Class B
 (health & personal care) (a)............................     1,496      54,384
Orkla ASA Class A
 (multi-industry)........................................     2,600     223,950
                                                                    -----------
                                                                      1,400,661
                                                                    -----------
PORTUGAL (1.3%)
Banco Comercial Portugues, S.A. Registered (banking).....    10,200     208,818
Banco Espirito Santo e Comercial de Lisboa, S.A.
 Registered (banking)....................................     6,100     181,715
Electricidade de Portugal, S.A. (utilities-electrical &
 gas)....................................................    23,500     445,441
Jeronimo Martins & Filho SGPS, S.A. (food & household
 products)...............................................     4,000     127,055
Portugal Telecom, S.A. Registered (telecommunications)...    11,600     538,809
                                                                    -----------
                                                                      1,501,838
                                                                    -----------
SPAIN (5.3%)
Acerinox, S.A. (metals-steel)............................       924     136,828
Autopistas Concesionares Espanola, S.A. (business &
 public services)........................................    11,893     159,571
Banco de Bilbao Vizcaya, S.A. Registered (banking).......    26,810     867,189
Banco de Central Hispanoamericano, S.A. (banking)........    13,460     327,634
Banco de Santander, S.A. (banking).......................    19,030     635,516
Corporacion Bancaria de Espana, S.A. (banking)...........     5,020     305,319
Corporacion Mapfre, S.A. (insurance).....................     3,780     100,194
Endesa, S.A.
 (utilities-electrical & gas)............................    41,190     731,020
Fomento de Construcciones y Contratas, S.A.
 (construction & housing)................................     8,000     304,430
Gas Natural SDG, S.A.
 (utilities-electrical & gas)............................     7,320     379,410
Iberdrola, S.A.
 (utilities-electrical & gas)............................    36,370     478,440

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

COMMON STOCKS (Continued)

                                                            SHARES      VALUE
                                                           ---------------------
SPAIN (Continued)
Repsol, S.A. (energy sources)............................     13,550 $   577,860
Telefonica de Espana, S.A. (telecommunications)..........     36,110   1,030,592
                                                                     -----------
                                                                       6,034,003
                                                                     -----------
SWITZERLAND (9.1%)
Credit Suisse Group Registered (banking).................      5,200     805,731
Nestle S.A. Registered (food & household products).......      1,300   1,951,046
Novartis S.A. Registered (health & personal care)........      1,500   2,437,351
Roche Holdings AG Genusscheine (health & personal care)..        200   1,988,960
Schweizerische Bankverein Registered (banking) (a).......      2,400     747,043
Schweizerische Rueckversicherungs Gesellschaft Registered
 (insurance).............................................        400     749,237
UBS-Union Bank of Switzerland Bearer (banking)...........        700   1,013,609
Zurich Versicherungs Gesellschaft Registered (insurance).      1,600     763,497
                                                                     -----------
                                                                      10,456,474
                                                                     -----------
UNITED KINGDOM (17.8%)
Abbey National PLC (banking) (d).........................     20,208     348,796
Barclays PLC (banking) (d)...............................     33,801     898,203
Bass PLC
 (beverages & tobacco) (d)...............................     30,278     466,311
B.A.T Industries PLC
 (beverages & tobacco) (d)...............................     37,057     338,099
BG PLC (energy sources) (d)..............................    120,167     541,761
BG PLC Class B (energy sources)..........................     35,940      18,037
BOC Group PLC (chemicals) (d)............................     27,167     449,912
Boots Co. PLC
 (merchandising) (d).....................................     39,324     571,335
British Airways PLC (transportation-airlines) (d)........     39,694     389,590
British Petroleum Co. PLC
 (energy sources) (d)....................................    118,530   1,561,212
British Telecommunications PLC (telecommunications) (d)..    142,236   1,122,786
BTR PLC (multi-industry) (d).............................     90,384     277,359
Cable & Wireless PLC (telecommunications) (d)............     41,978     369,183
Centrica PLC
 (energy sources) (d)....................................     52,514      76,038
Commercial Union PLC
 (insurance) (d).........................................     38,124     563,309
Diageo PLC
 (beverages & tobacco) (d)...............................     76,116     699,474
EMI Group PLC (recreation & other consumer goods) (d)....     15,190     131,029
Energy Group PLC
 (energy sources) (d)....................................     17,420     193,331

                                                           SHARES      VALUE
                                                          ---------------------
UNITED KINGDOM (Continued)
General Electric Co. PLC (electrical & electronics) (d)..   100,912 $   662,503
GKN PLC
 (machinery & engineering) (d)...........................    16,565     339,884
Glaxo Wellcome PLC (health & personal care) (d)..........    68,122   1,611,827
Granada Group PLC (leisure & tourism) (d)................    20,166     310,908
Great Universal Stores PLC
 (The) (merchandising) (d)...............................     8,956     110,522
Hanson PLC (multi-industry) (d)..........................    21,775      97,633
HSBC Holdings PLC (HK par) (financial services) (d)(h)...    14,700     364,263
HSBC Holdings PLC ((Pounds) par) (financial services)
 (d)(h)..................................................    14,052     363,234
Imperial Chemical Industries PLC (chemicals) (d).........    24,720     382,339
Imperial Tobacco Group PLC (beverages & tobacco) (d).....    17,420     110,066
Kingfisher PLC
 (merchandising) (d).....................................    21,778     303,869
Lloyds TSB Group PLC
 (banking) (d)...........................................    87,168   1,127,332
Marks & Spencer PLC (merchandising) (d)..................    82,288     811,028
MEPC PLC (real estate) (d)...............................    34,944     292,947
National Power PLC (utilities-electrical & gas) (d)......    28,450     282,041
Peninsular & Oriental Steam Navigation Co. Deferred
 Stock (The)
 (transportation-shipping) (d)...........................    22,626     258,555
Prudential Corp. PLC
 (insurance) (d).........................................    42,229     490,902
Rank Group PLC (leisure & tourism) (d)...................    27,627     158,533
Reed International PLC (broadcasting & publishing) (d)...    47,962     467,582
Reuters Holdings PLC (broadcasting & publishing) (d).....    31,560     347,145
Rio Tinto PLC Registered
 (metals-nonferrous) (d).................................    34,448     399,883
RMC Group PLC (building materials & components) (d)......    14,163     199,947
Sainsbury (J.) PLC
 (merchandising) (d).....................................    56,459     473,314
Scottish Power PLC (utilities-electrical & gas) (d)......    47,860     422,488
Thorn PLC (appliances & household durables) (d)..........     6,529      16,866
Thorn PLC Class B (appliances & household durables)
 (a)(d)..................................................     7,618       2,382
Unilever PLC (food & household products) (d).............    57,444     492,914

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

COMMON STOCKS (Continued)


                                                           SHARES      VALUE
                                                          ---------------------
UNITED KINGDOM (Continued)
Vodafone Group PLC
 (multi-industry) (d)....................................    56,202 $   410,126
                                                                    -----------
                                                                     20,326,798
                                                                    -----------
Total Common Stocks
 (Cost $89,152,338)......................................            96,163,707
                                                                    -----------
PREFERRED STOCK (0.1%)
AUSTRIA (0.1%)
Creditanstalt-Bankverein Vorzug AG AS 12.00
 (banking) (e)(h) .......................................     1,750      97,938
                                                                    -----------
Total Preferred Stock
 (Cost $102,614).........................................                97,938
                                                                    -----------
WARRANTS (0.0%) (b)
FRANCE (0.0%) (b)
Compagnie Generale des Eaux, S.A.
 Call Warrants
 Strike price FF 900
 Expire 5/2/01
 (business & public
 services) (a)(h)........................................     5,112       3,475
                                                                    -----------
Total Warrants...........................................                 3,475
                                                                    -----------

SHORT-TERM INVESTMENTS (12.5%)

                                                    PRINCIPAL
                                                      AMOUNT       VALUE
                                                    ------------------------
COMMERCIAL PAPER (12.5%)
UNITED STATES (12.5%)
Ford Motor Credit Co.
 6.25%, due 1/2/98
 (financial services).............................. $5,000,000  $  4,999,130
Marsh & McLennan Cos.
 6.05%, due 1/5/98
 (insurance) (c)...................................  5,000,000     4,996,640
Merrill Lynch & Co. Inc.
 6.00%, due 1/2/98
 (financial services)..............................  4,400,000     4,399,266
                                                                ------------
Total Short-Term Investments (Cost $14,395,036)....               14,395,036
                                                                ------------
Total Investments
 (Cost $103,649,988) (f)...........................       96.7%  110,660,156 (g)
Cash and Other Assets,
 Less Liabilities..................................        3.3     3,721,120
                                                    ----------  ------------
Net Assets.........................................      100.0% $114,381,276
                                                    ==========  ============

--------
(a) Non-income producing security.
(b) Less than one tenth of a percent.
(c) May be sold to institutional investors only.
(d) Segregated or partially segregated as collateral for forward foreign currency contracts.
(e) Dividend rate shown represents the most recent annual payment.
(f) The cost for Federal income tax purposes is $105,109,968.
(g) At December 31, 1997 net unrealized appreciation for securities was $5,550,188, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $17,521,220 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $11,971,032.
(h) AS--Austrian Schilling
    FF--French Franc
    HK--Hong Kong Dollar
    (Pounds)--Pound Sterling

 The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.


The table below sets forth the diversification of International Equity Fund investments by industry.

INDUSTRY DIVERSIFICATION

                                                             VALUE     PERCENT +
                                                          ----------------------
Aerospace & Military Technology.......................... $    286,480     0.2%
Appliances & Household Durables..........................    1,503,973     1.3
Automobiles..............................................    3,873,475     3.4
Banking..................................................   13,137,674    11.5
Beverages & Tobacco......................................    2,597,770     2.3
Broadcasting & Publishing................................    1,221,983     1.1
Building Materials & Components..........................      883,579     0.8
Business & Public Services...............................    1,561,490     1.4
Chemicals................................................    3,560,304     3.1
Construction & Housing...................................      991,352     0.9
Data Processing & Reproduction...........................      770,314     0.7
Electrical & Electronics.................................    3,436,091     3.0
Electronic Components & Instruments......................      341,942     0.3
Energy Sources...........................................    9,429,592     8.2
Financial Services.......................................   11,064,466     9.7
Food & Household Products................................    4,381,588     3.8
Forest Products & Paper..................................      996,856     0.9
Health & Personal Care...................................    7,460,470     6.5
Industrial Components....................................      968,731     0.8
Insurance................................................   12,383,961    10.8
Leisure & Tourism........................................      529,523     0.4
Machinery & Engineering..................................    2,187,486     1.9
Merchandising............................................    3,680,553     3.2
Metals-Nonferrous........................................      431,513     0.4
Metals-Steel.............................................      647,207     0.6
Miscellaneous-Materials & Commodities....................      377,624     0.3
Miscellaneous-Materials & Components.....................      238,421     0.2
Multi-Industry...........................................    2,700,736     2.4
Real Estate..............................................      292,947     0.2
Recreation & Other Consumer Goods........................      842,318     0.7
Telecommunications.......................................    8,593,735     7.5
Textile & Apparel........................................      187,452     0.2
Tire & Rubber............................................      254,100     0.2
Transportation-Airlines..................................      647,957     0.6
Transportation-Road & Rail...............................      428,950     0.4
Transportation-Shipping..................................      498,633     0.4
Utilities-Electrical & Gas...............................    6,945,319     6.1
Wholesale & International Trade..........................      323,591     0.3
                                                          ------------   -----
                                                           110,660,156    96.7
Cash and Other Assets,
 Less Liabilities........................................    3,721,120     3.3
                                                          ------------   -----
Net Assets............................................... $114,381,276   100.0%
                                                          ============   =====

--------
+ Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1997

ASSETS:
 Investment in securities, at value
  (identified cost $103,649,988)................................. $110,660,156
 Cash denominated in foreign currencies (identified cost
  $159,630)......................................................      164,479
 Cash............................................................       41,484
 Receivables:
 Investment securities sold......................................    3,054,275
 Dividends and interest..........................................      345,047
 Fund shares sold................................................       57,489
 Unrealized appreciation on forward foreign currency contracts...      933,158
 Unamortized organization expense................................        4,532
                                                                  ------------
   Total assets..................................................  115,260,620
                                                                  ------------
LIABILITIES:
 Payables:
 MainStay Management.............................................       72,121
 Investment securities purchased.................................       50,368
 Custodian.......................................................       17,500
 Transfer agent..................................................        4,093
 Accrued expenses................................................       40,460
 Unrealized depreciation on forward foreign currency contracts...      694,802
                                                                  ------------
   Total liabilities.............................................      879,344
                                                                  ------------
 Net assets...................................................... $114,381,276
                                                                  ============
COMPOSITION OF NET ASSETS:
 Capital stock (par value of $.001 per share)
  1 billion shares authorized
 Institutional Class............................................. $     11,454
 Institutional Service Class.....................................           62
 Additional paid-in capital......................................  113,025,847
 Accumulated distribution in excess of net investment income.....     (236,887)
 Accumulated distribution in excess of net realized gain on
  investments....................................................   (5,649,713)
 Net unrealized appreciation on investments......................    7,010,168
 Net unrealized appreciation on translation of assets and
  liabilities in foreign currencies and forward foreign currency
  contracts......................................................      220,345
                                                                  ------------
 Net assets...................................................... $114,381,276
                                                                  ============
Institutional Class
 Net assets applicable to outstanding shares..................... $113,774,285
                                                                  ============
 Shares of capital stock outstanding.............................   11,454,097
                                                                  ============
 Net asset value per share outstanding........................... $       9.93
                                                                  ============
Institutional Service Class
 Net assets applicable to outstanding shares..................... $    606,991
                                                                  ============
 Shares of capital stock outstanding.............................       61,648
                                                                  ============
 Net asset value per share outstanding........................... $       9.85
                                                                  ============

STATEMENT OF OPERATIONS
For the year ended December 31, 1997

INVESTMENT INCOME:
 Income:
 Dividends (a).................................................... $ 2,354,618
 Interest.........................................................     523,035
                                                                   -----------
   Total income...................................................   2,877,653
                                                                   -----------
 Expenses:
 Administration...................................................     580,451
 Advisory.........................................................     406,316
 Management.......................................................     108,499
 Custodian........................................................      71,200
 Professional.....................................................      50,434
 Registration.....................................................      31,519
 Transfer agent...................................................      25,408
 Shareholder communication........................................      20,388
 Directors........................................................       4,235
 Amortization of organization expense.............................       2,266
 Service..........................................................       1,757
 Miscellaneous....................................................      37,313
                                                                   -----------
   Total expenses before
    reimbursement.................................................   1,339,786
 Expense reimbursement from Administrator or Manager..............     (49,481)
                                                                   -----------
   Net expenses...................................................   1,290,305
                                                                   -----------
 Net investment income............................................   1,587,348
                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
 Security transactions............................................  (1,080,939)
 Foreign currency transactions....................................  10,328,021
                                                                   -----------
 Net realized gain on investments and foreign currency
  transactions....................................................   9,247,082
                                                                   -----------
 Net change in unrealized appreciation on investments:
 Security transactions............................................   2,187,439
 Translation of assets and liabilities in foreign currencies and forward foreign currency contracts..............................  (4,839,110)
                                                                   -----------
 Net unrealized loss on investments and foreign currencies........  (2,651,671)
                                                                   -----------
 Net realized and unrealized gain on investments and foreign
  currency transactions...........................................   6,595,411
                                                                   -----------
 Net increase in net assets resulting from operations............. $ 8,182,759
                                                                   ===========

--------
(a) Dividends recorded net of foreign withholding taxes of $354,811.

 The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
INTERNATIONAL EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1997 and December 31, 1996

                                                        1997          1996
                                                    ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
 Net investment income............................. $  1,587,348  $    937,888
 Net realized gain (loss) on investments...........   (1,080,939)      460,599
 Net realized gain on foreign currency
  transactions.....................................   10,328,021     4,894,535
 Net change in unrealized appreciation on
  investments......................................    2,187,439     1,369,142
 Net change in unrealized appreciation on
  translation of assets and liabilities in foreign
  currencies and forward foreign currency
  contracts........................................   (4,839,110)    4,942,018
                                                    ------------  ------------
 Net increase in net assets resulting from
  operations.......................................    8,182,759    12,604,182
                                                    ------------  ------------
 Dividends and distributions to shareholders:
 From net investment income and net realized gain
  on foreign currency transactions:
  Institutional Class..............................   (9,819,650)   (9,112,198)
  Institutional Service Class......................      (50,906)      (51,313)
 From net realized gain on investments:
  Institutional Class..............................   (2,944,160)   (1,291,175)
  Institutional Service Class......................      (15,790)       (7,470)
                                                    ------------  ------------
   Total dividends and distributions to
    shareholders...................................  (12,830,506)  (10,462,156)
                                                    ------------  ------------
 Capital share transactions:
 Net proceeds from sale of shares:
  Institutional Class..............................   11,849,479    19,867,037
  Institutional Service Class......................      163,090       502,618
 Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions:
  Institutional Class..............................   12,104,179    10,402,553
  Institutional Service Class......................       66,689        58,778
                                                    ------------  ------------
                                                      24,183,437    30,830,986
 Cost of shares redeemed:
  Institutional Class..............................  (31,841,602)   (2,847,352)
  Institutional Service Class......................     (318,224)      (47,939)
                                                    ------------  ------------
  Increase (decrease) in net assets derived from
   capital share transactions......................   (7,976,389)   27,935,695
                                                    ------------  ------------
  Net increase (decrease) in net assets............  (12,624,136)   30,077,721
NET ASSETS:
 Beginning of year.................................  127,005,412    96,927,691
                                                    ------------  ------------
 End of year....................................... $114,381,276  $127,005,412
                                                    ============  ============
 Accumulated distribution in excess of net
  investment income................................ $   (236,887) $ (2,430,733)
                                                    ============  ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                        INSTITUTIONAL               INSTITUTIONAL                 INSTITUTIONAL
                          INSTITUTIONAL    SERVICE    INSTITUTIONAL    SERVICE    INSTITUTIONAL      SERVICE
                              CLASS         CLASS         CLASS         CLASS         CLASS           CLASS
                          ------------- ------------- ------------- ------------- -------------   -------------
                                          YEAR ENDED DECEMBER 31,                     JANUARY 1, 1995(a)
                          -------------------------------------------------------           THROUGH
                                     1997                        1996                  DECEMBER 31, 1995
                          --------------------------- --------------------------- -----------------------------
Net asset value at
 beginning of year......    $  10.63      $  10.58      $  10.35      $  10.33      $  10.00        $  10.00
                            --------      --------      --------      --------      --------        --------
Net investment income...        1.14          1.11          0.64          0.62          0.36            0.35
Net realized and
 unrealized gain on
 investments............       (0.10)        (0.10)         0.09          0.09          0.17            0.16
Net realized and
 unrealized gain on
 foreign currency
 transactions...........       (0.49)        (0.52)         0.51          0.48          0.18            0.17
                            --------      --------      --------      --------      --------        --------
Total from investment
 operations.............        0.55          0.49          1.24          1.19          0.71            0.68
                            --------      --------      --------      --------      --------        --------
Less dividends and
 distributions:
From net investment
 income and net realized
 gain on foreign
 currency transactions..       (0.96)        (0.93)        (0.84)        (0.82)        (0.10)          (0.09)
From net realized gain
 on investments.........       (0.29)        (0.29)        (0.12)        (0.12)        (0.26)          (0.26)
In excess of net
 investment income......         --            --            --            --          (0.00)(b)       (0.00)(b)
                            --------      --------      --------      --------      --------        --------
Total dividends and
 distributions..........       (1.25)        (1.22)        (0.96)        (0.94)        (0.36)          (0.35)
                            --------      --------      --------      --------      --------        --------
Net asset value at end
 of year................    $   9.93      $   9.85      $  10.63      $  10.58      $  10.35        $  10.33
                            ========      ========      ========      ========      ========        ========
Total investment return
 .......................        5.44%         4.88%        12.09%        11.59%         7.17%           6.86%
Ratios (to average net
 assets)/Supplemental
 Data:
 Net investment income..        1.23%         0.98%         0.83%         0.58%         1.05%           0.80%
 Net expenses...........        1.00%         1.25%         1.00%         1.25%         1.00%           1.25%
 Expenses (before
  reimbursement)........        1.04%         1.29%         1.07%         1.32%         1.07%           1.32%
Portfolio turnover
 rate...................          37%           37%           23%           23%           26%             26%
Average commission rate
 paid...................    $ 0.0302      $ 0.0302      $ 0.0349      $ 0.0349          (c)             (c)
Net assets at end of
 year (in 000's)........    $113,774      $    607      $126,280      $    725      $ 96,714        $    213

--------
(a) Commencement of operations.
(b) Less than one cent per share.
(c) Disclosure of amount required for fiscal years beginning on or after September 1, 1995.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MULTI-ASSET FUND
================================================================================


--------------------------------------------------------------------------------
1997 MARKET HIGHLIGHTS
--------------------------------------------------------------------------------

 . Relatively low inflation and moderate economic growth in the United States helped the S&P 500* return 33.36% in 1997, which was its third consecutive year with returns over 20%.

 . Strength in Europe, weakness throughout Asia, and a strong U.S. dollar combined to give the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index+ a meager 1.78% return in U.S. dollar terms.

 . After the Federal Reserve Board moved to raise interest rates slightly at the end of March, moderate growth and low inflation contributed to a decline in interest rates and a rally in U.S. bonds throughout the rest of the year, with the Salomon Brothers Broad Investment Grade (BIG) Index++ returning
   9.64% for the year.

--------------------------------------------------------------------------------
1997 FUND HIGHLIGHTS
--------------------------------------------------------------------------------

 . One-year returns of 26.69% and 26.30% for Institutional Class shares and Service Class shares, respectively, as of 12/31/97.

 . Both share classes substantially outperformed the average Lipper(S) flexible portfolio fund, which returned 18.69% for the year ended 12/31/97.

 . The Fund benefited from overweighting in U.S. stocks and underweighting in U.S. bonds throughout the year.

 . Equity investments in Germany and France helped overall performance, and the Fund benefited from the decision to underweight Japanese stocks.

Despite increasing volatility as the year progressed, the U.S. stock market as measured by the S&P 500 returned 33.36% in 1997, its third consecutive year with returns over 20%. Fueled by low inflation, moderate economic growth, and widespread merger and acquisition activity, the market continued to advance. In the second half of the year, major setbacks in Asian currencies, economies, and financial markets triggered large daily swings, including a 554 point drop in the Dow Jones Industrial Average+++ on October 27, 1997, and the Dow's largest single-day rise in its history in the following trading session.

Foreign markets were split, with European stock markets generally providing positive returns and Asian markets negative ones. Europe continued its restructuring and fiscal reforms as it moved toward European Monetary Union. Asian

--------------------------------------------------------------------------------
Volatility Fluctuations in the price of securities or markets, up or down, over a short period of time.

Restructuring Any action designed to improve the overall financial structure, labor relations, or productivity of a company. Restructuring may include such steps as changing management, investing in new plant and equipment, engaging in mergers and acquisitions, or taking other action to increase output or lower costs.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
* "Standard & Poor's 500 Composite Stock Price Index" and "S&P 500" are registered trademarks of Standard & Poor's. The S&P 500 is an unmanaged index and is considered to be generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gain distributions.

+     The Morgan Stanley Capital International Europe, Australia, Far East
      (Free) Index--The EAFE Index--is an unmanaged index generally considered to be representative of the international stock market.

++ The Salomon Brothers Broad Investment Grade (BIG) Bond Index is an unmanaged index that is considered representative of the U.S. bond market.

(S) Lipper Analytical Services, Inc. is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.

+++ The Dow Jones Industrial Average is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but also including financial, leisure, and other service-oriented firms.

================================================================================

markets were hard hit, not only by currency problems and sliding stock prices, but also by the collapse of some major banks and securities firms. These difficulties prompted a global flight to quality and as of year end the impact was still being felt in stock and bond markets around the world. Asian difficulties were compounded by a strong dollar, which reduced unhedged returns in most foreign nations when translated into U.S. dollars. Britain and Canada were notable exceptions. Overall, the MSCI EAFE Index returned 1.78% for the year.

In the United States, government and corporate bonds performed well ahead of their averages for the previous 71 years,# with the Salomon Brothers (BIG) Index returning 9.64% for the year. Despite these outstanding results, however, U.S. bonds provided less than one-third of the total return of U.S. stocks in 1997.

Given this context, how did the MainStay Institutional Multi-Asset Fund do in 1997?

The MainStay Institutional Multi-Asset Fund returned 26.69% and 26.30% for Institutional Class shares and Service Class shares, respectively, for the year ended 12/31/97. Both share classes substantially outperformed the average Lipper flexible portfolio fund, which returned 18.69% for the year. Institutional Class shares ranked in the top 10% and Service Class shares in the top 11% of all peer funds for the year. Both share classes performed in the top 20% of all peer funds for the 3-year period ended 12/31/97 and Institutional Class shares ranked in the top 20% for the 5-year period ended 12/31/97.

What factors contributed most to the Fund's outperformance?

The asset allocation within the Fund. Our multifactor asset allocation model called for overweighting U.S. stocks and underweighting U.S. bonds throughout the year. Although domestic bonds outperformed their historical averages for the previous 71 years, their overall returns were less than a third the returns of domestic stocks. So our allocation strongly influenced performance positively.

We also emphasized the Fund's exposure to German and French equities through investments in stock index futures contracts. This proved beneficial, particularly since our positions were substantially hedged, which helped to minimize the negative impact of a strong U.S. dollar on investment returns. Our decision to avoid Japanese stocks also helped the Fund's performance, since Japanese equities declined 20.89% in local currency terms for the year.

How did you invest the Fund's equity component?

The Fund's domestic equities seek to track the makeup and performance of the S&P
500. Throughout the year, we allocated from 30% to 77% of the Fund to domestic equities, and the S&P 500 returned 33.36% for the year.

Although the Fund was not directly invested in foreign equities, it obtained exposure to several foreign stock markets including Germany, France, Australia, and the U.K. by purchasing stock index futures contracts in the respective market indexes of these countries. In 1997, the Fund allocated between 0% and 5% of its assets in

--------------------------------------------------------------------------------
European Monetary Union A proposed system that would allow participating European countries to operate with a common currency or monetary unit.

Flight to quality When investors in general move to improve the credit quality and liquidity of the securities they own, either because of credit concerns or international crisis.

Hedging/currency management The process of managing or "hedging" the risks associated with owning securities denominated in different currencies, the relative values of which may change at any time. There can be no assurance that currency hedging will be beneficial to investors.

Weighting/Overweighting The proportion of a portfolio allocated to a specific market sector or country, i.e., a fund is said to be overweighted in a country when that portion of the portfolio is greater than the country's total equities relative to the international equity markets as a whole.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
# Source: Ibbotson Associates, Chicago. Used with permission. All rights reserved.

================================================================================

stock index futures contracts in the German Stock Index (DAX), a total rate of return index of 30 selected German blue chip stocks traded on the Frankfurt Stock Exchange. The DAX rose about 49% in local terms in 1997. The CAC-40 Index, a narrow based capitalization-weighted index of 40 companies listed on the Paris stock exchange returned about 33% in local terms in 1997. Approximately 3% of the Fund's assets were invested in stock index futures contracts of the CAC-40.

What allocations did the Fund have in other foreign stock index futures contracts?

In May, we invested 3% of the Fund's portfolio in stock index futures contracts of the Australian All Ordinaries Index. This Index returned 13% in local terms for the year. In the same month, we also invested 5% of the Fund's assets in stock index futures contracts of the FTSE-100, which is generally representative of the stock market in the U.K. The FTSE-100 returned about 28% in local terms in 1997.**

Why did the Fund's foreign equity investments do so well?

European stocks were benefiting from corporate restructuring and fiscal reforms aimed at European Monetary Union. Low inflation and low interest rates were also helping core European economies. Australia has generally been improving its economic fundamentals, but suffered in the second half of the year as Asian turmoil grew and commodity prices declined.

Were the Fund's equity holdings affected by the difficulties in Asian markets?

All markets were affected. Perhaps a more appropriate question would be, "How much?" Since the Fund did not have major investments in Southeast Asia, but concentrated primarily on large-capitalization U.S. equities, the Fund may have benefited from the general flight to quality that occurred after the Asian turmoil began. Many of the larger-capitalization companies in the S&P 500-- considered by many to be "safe haven stocks"--were among the best performing stocks in 1997. The flight to quality also benefited high-quality domestic bonds.

How did you invest the Fund's bond component?

The bond component of the Fund seeks to track the performance of the Salomon Brothers Broad Investment Grade Bond Index. As a result, this portion of the Fund had a duration of approximately 4.7 years for all of 1997, and the Fund's portfolio had an average weighted rating which was better than AAA++ at year end, since more than 50% of the Fund's bond investments were invested in government bonds. Although only about 10% of the Fund's portfolio was invested in bonds at year end 1997, the Salomon Brothers BIG Index returned 9.64% for the year, making a positive contribution to performance, though certainly less than the Fund's stock investments.

How was the Fund affected by the strength of the U.S. dollar?

Very little. By hedging most of its exposure to foreign currencies, the Fund avoided the losses many other funds may have experienced as the U.S. dollar strengthened relative to most major foreign currencies.

What other steps did the Fund take to help protect investors from risk?

Broad diversification by asset class and geographic region helped the Fund avoid significant risk. Although there were a couple of corrections during the year, overweighting domestic equities proved beneficial for the Fund and holding high-quality bonds also contributed positively to performance while helping to reduce risk.

--------------------------------------------------------------------------------
Futures contract   An agreement to buy or sell a specific amount of a financial instrument at a particular price on a stipulated future date.

Local currency/U.S. dollar terms   Returns expressed in local currency terms
show what an investor using that currency would have earned, without any adjustment for differences in currency values. Returns expressed in U.S. dollar terms reflect any differences in the relative value of the local currency and the U.S. dollar.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
** All of the country-specific indexes mentioned are unmanaged and are considered to be representative of the stock markets of their respective countries.

++ Debt rated AAA has the highest rating assigned by Standard & Poor's, and according to Standard & Poor's has an extremely strong capacity to pay interest and repay principal.

================================================================================

What will the future hold?

No one can say for sure. At year end, the Asian difficulties had not ended and their effects were felt in markets around the world. Europe appeared promising as European Monetary Union approaches, but again, the full effects have yet to be seen. If Asian difficulties result in lower inflation, it may be beneficial for bond markets. But multinational companies and those with close ties to Asian markets may have hurdles ahead. Wherever the markets may move, we will continue to use our multifactor asset allocation models to invest the Fund's assets and pursue its investment objective.


James A. Mehling, CFA
Portfolio Manager


-------------------------------------------------------------------------------
 Past performance is no guarantee of future results.

                             [GRAPHS APPEAR HERE]

                  $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
             MULTI-ASSET FUND VS LIPPER FLEXIBLE PORTFOLIO AVERAGE

                          INSTITUTIONAL CLASS SHARES

                                                LIPPER FLEXIBLE
             DATE         MULTI-ASSET FUND   PORTFOLIO FUND AVERAGE
             ----         ----------------   ----------------------
            1/2/91              10,000              10,000
              1991              11,790              12,542
              1992              12,626              13,559
              1993              13,736              15,027
              1994              13,618              14,710
              1995              17,269              18,363
              1996              20,061              20,842
        12/31/1997              25,415              24,689


                  $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
             MULTI-ASSET FUND VS LIPPER FLEXIBLE PORTFOLIO AVERAGE

                           SERVICE CLASS SHARES

                                               LIPPER FLEXIBLE
             DATE         MULTI-ASSET FUND  PORTFOLIO FUND AVERAGE
             ----         ----------------  ----------------------
            1/2/91             10,000              10,000
              1991              11,790              12,542
              1992              12,626              13,559
              1993              13,736              15,027
              1994              13,618              14,710
              1995              17,254              18,363
              1996              19,995              20,842
        12/31/1997              25,255              24,689

Source: Lipper Analytical Services, Inc.
These graphs assume a $10,000 investment made on 1/2/91.




                                                  Total Return*                            SEC Average Annual Total Return*
PERFORMANCE                                  as of December 31, 1997                            as of December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
                                                  Year to Date                        One Year         Five Year    Since Inception
------------------------------------------------------------------------------------------------------------------------------------

Multi-Asset Fund Institutional Class                26.69%                             26.69%           15.02%         14.24%
Multi-Asset Fund Service Class+                     26.30%                             26.30%           14.87%         14.14%
Average Lipper Flexible Portfolio Fund              18.69%                             18.69%           13.14%         14.29%


YEAR-BY-YEAR PERFORMANCE
--------------------------------------------------------------------------------

                          Institutional Class Shares

                           [BAR GRAPH APPEARS HERE]

                          Year End    Total Return %*
                          --------    --------------
                            1991             17.90
                            1992              7.09
                            1993              8.79
                            1994             (.86)
                            1995             26.81
                            1996             16.16
                            1997             26.69

----------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS
(% of net assets as of December 31, 1997)
----------------------------------------------------------------------------
1.    General Electric Co.                               1.90%
2.    Coca-Cola Co. (The)                                1.31%
3.    Microsoft Corp.                                    1.24%
4.    Exxon Corp.                                        1.20%
5.    Merck & Co., Inc.                                  1.01%
6.    Royal Dutch Petroleum Co.                          0.92%
7.    Intel Corp.                                        0.91%
8.    Philip Morris Cos. Inc.                            0.87%
9.    Procter & Gamble Co. (The)                         0.85%
10.   International Business Machines Corp.              0.81%
----------------------------------------------------------------------------
TOP 5 INDUSTRY HOLDINGS
(% of net assets as of December 31, 1997)
----------------------------------------------------------------------------
1.    Oil-Integrated International                       3.53%
2.    Major Regional Banks                               3.43%
3.    Drugs                                              2.89%
4.    Telephone                                          2.54%
5.    Health Care-Diversified                            2.54%

----------------------------------------------------------------------------
* Total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends, and, for the Service Class shares, include the service fee of .25%.

+ Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Fund's inception (1/2/91) up to December 31, 1994. Performance figures for these two Classes after this date will vary based on differences in their expense structures.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that upon redemption, shares may be worth more or less than their original cost.

  The Institutional Class shares are sold with no sales charge. The Service Class shares, first offered 1/1/95, are sold with no initial or contingent deferred sales charge, but are subject to an annual shareholder service fee of .25%.

MULTI-ASSET FUND
PORTFOLIO OF INVESTMENTS
December 31, 1997

LONG-TERM BONDS (10.7%)+
CORPORATE BONDS (2.1%)

                                                         PRINCIPAL
                                                          AMOUNT       VALUE
                                                        ------------------------
BANKS (0.4%)
First Union Corp.
 8.77%, due 11/15/04 (c)..............................  $ 1,000,000 $  1,047,500
Morgan (J.P.) & Co. Inc.
 8.50%, due 8/15/03 (c)...............................      500,000      552,500
                                                                    ------------
                                                                       1,600,000
                                                                    ------------
BROKERAGE (0.1%)
PaineWebber Group, Inc. 7.75%, due 9/1/02 (c).........      400,000      421,000
                                                                    ------------
CHEMICALS (0.1%)
Rhone-Poulenc S.A.
 7.75%, due 1/15/02 (c)...............................      350,000      365,750
                                                                    ------------
CONGLOMERATES (0.2%)
Tenneco Inc.
 10.20%, due 3/15/08 (c)..............................      500,000      633,125
                                                                    ------------
CONSUMER FINANCIAL SERVICES (0.1%)
Bear Stearns Cos., Inc. (The) 6.625%, due 1/15/04 (c).      500,000      503,750
                                                                    ------------
FINANCIAL--MISCELLANEOUS (0.4%)
Ford Motor Credit Co.
 7.00%, due 9/25/01 (c)...............................    1,600,000    1,644,000
                                                                    ------------
FOOD, BEVERAGES & TOBACCO (0.1%)
Coca-Cola Enterprises Inc. 8.50%, due 2/1/22 (c)......      500,000      598,750
                                                                    ------------
OIL--INTEGRATED DOMESTIC (0.1%)
Occidental Petroleum Corp. 10.125%, due 11/15/01 (c)..      500,000      564,375
                                                                    ------------
UTILITIES--ELECTRIC (0.5%)
Citizens Utilities Co.
 7.45%, due 1/15/04 (c)...............................    1,000,000    1,062,500
Florida Power & Light Co. 6.875%, due 4/1/04 (c)......      500,000      511,875
Houston Lighting & Power Co. 7.75%, due 3/15/23 (c)...      500,000      523,125
                                                                    ------------
                                                                       2,097,500
                                                                    ------------
UTILITIES--TELEPHONE (0.1%)
Pacific Bell
 7.125%, due 3/15/26 (c)..............................      500,000      526,250
                                                                    ------------
Total Corporate Bonds
 (Cost $8,659,031)....................................                 8,954,500
                                                                    ------------

--------
+ Percentages indicated are based on Fund net assets.

FOREIGN GOVERNMENT (0.2%)

                                                     PRINCIPAL
                                                      AMOUNT       VALUE
                                                    ------------------------
CANADA (0.2%)
Manitoba (Province of)
 9.625%, due 3/15/99 (c) (d)....................... $   500,000 $    520,625
Quebec (Province of)
 9.375%, due 4/1/99 (c) (d)........................     500,000      519,375
                                                                ------------
Total Foreign Government (Cost $1,060,440).........                1,040,000
                                                                ------------

U.S. GOVERNMENT &
FEDERAL AGENCIES (8.4%)

FEDERAL HOME LOAN MORTGAGE CORPORATION GOLD
 (MORTGAGE PASS-THROUGH SECURITIES)(1.1%)
 6.00%, due 1/14/28 TBA (e)                           1,200,000    1,155,376
 7.00%, due 3/1/26-
  10/1/26 (c)......................................     953,548      962,189
 7.50%, due 7/1/11-9/1/11 (c)                           833,527      855,407
 7.75%, due 10/1/07 (c)............................     636,180      654,073
 8.00%, due 10/1/11-
  11/1/11 (c)......................................     834,353      861,731
                                                                ------------
                                                                   4,488,776
                                                                ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
 (MORTGAGE PASS-THROUGH SECURITIES)(1.7%)
 6.50%, due 11/1/03 (c)............................     890,442      892,391
 7.00%, due 10/1/03-
  6/1/26 (c).......................................   1,827,517    1,846,154
 7.50%, due 7/1/11-
  10/1/11 (c)......................................     837,751      859,480
 8.00%, due 7/1/09-
  11/1/11 (c)......................................   1,699,054    1,757,459
 8.50%, due 6/1/26-
  10/1/26 (c)......................................     678,040      707,915
 9.00%, due 6/1/26-9/1/26 (c)                         1,257,338    1,335,923
                                                                ------------
                                                                   7,399,322
                                                                ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
 (MORTGAGE PASS-THROUGH SECURITIES)(1.0%)
 7.00%, due 7/15/11-
  10/15/11 (c).....................................     938,979      956,585
 7.50%, due 3/15/26-
  6/15/26 (c)......................................     909,256      931,704
 8.00%, due 8/15/26-
  10/15/26 (c).....................................     959,703      995,093
 8.50%, due 11/15/26 (c)...........................     566,150      594,634
 9.00%, due 4/15/25-
  11/15/26 (c).....................................     783,689      838,057
                                                                ------------
                                                                   4,316,073
                                                                ------------
RESOLUTION FUNDING CORP. (0.3%)
 (zero coupon),
  due 10/15/10 (c).................................   2,600,000    1,222,442
                                                                ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

U.S. GOVERNMENT & FEDERAL AGENCIES (Continued)

                                                    PRINCIPAL
                                                     AMOUNT       VALUE
                                                   ----------------------------
UNITED STATES TREASURY BONDS (1.3%)
 6.125%, due 11/15/27 (c)......................... $ 1,500,000 $  1,541,775
 6.25%, due 8/15/23 (c)...........................   1,000,000    1,029,140
 8.125%, due 5/15/21 (c)..........................   1,000,000    1,260,000
 10.625%, due 8/15/15 (c).........................   1,000,000    1,502,380
                                                               ------------
                                                                  5,333,295
                                                               ------------
UNITED STATES TREASURY NOTES (3.0%)
 5.00%, due 1/31/99 (c)...........................   1,000,000      993,530
 5.75%, due 8/15/03 (c)...........................   2,300,000    2,300,552
 6.375%, due 1/15/99 (c)..........................   1,000,000    1,007,760
 7.00%, due 7/15/06 (c)...........................   2,100,000    2,266,383
 7.50%, due 11/15/01-
  5/15/02 (c).....................................   2,000,000    2,126,670
 7.875%, due 4/15/98-
  11/15/99 (c)....................................   2,000,000    2,045,540
 8.25%, due 7/15/98 (c)...........................   1,000,000    1,014,290
 11.875%, due 11/15/03 (c)........................     700,000      910,497
                                                               ------------
                                                                 12,665,222
                                                               ------------
Total U.S. Government & Federal Agencies
 (Cost $34,760,196)...............................               35,425,130 (f)
                                                               ------------
Total Long-Term Bonds
 (Cost $44,479,667)...............................               45,419,630
                                                               ------------

COMMON STOCKS (59.9%)

                                                     SHARES
                                                   ------------------------
AEROSPACE/DEFENSE (1.0%)
Boeing Co. (The)..................................      33,674    1,647,921
General Dynamics Corp. ...........................       2,173      187,829
Lockheed Martin Corp. ............................       6,536      643,796
Northrop Grumman Corp. ...........................       2,254      259,210
Raytheon Co. Class B..............................      11,396      575,498
Rockwell International Corp. .....................       7,109      371,445
United Technologies Corp. ........................       7,947      578,641
                                                               ------------
                                                                  4,264,340
                                                               ------------
AIRLINES (0.3%)
AMR Corp. (a).....................................       3,082      396,037
Delta Air Lines, Inc. ............................       2,640      314,160
Southwest Airlines Co.............................       7,414      182,570
US Airways Group, Inc. (a)........................       3,127      195,437
                                                               ------------
                                                                  1,088,204
                                                               ------------
ALUMINUM (0.2%)
Alcan Aluminum Ltd. ..............................       7,626      210,668
Aluminum Co. of America...........................       5,740      403,953
Reynolds Metals Co. ..............................       2,505      150,300
                                                               ------------
                                                                    764,921
                                                               ------------


                                                          SHARES       VALUE
                                                        ------------------------
AUTO PARTS & EQUIPMENT (0.2%)
Cooper Tire & Rubber Co. ..............................       2,645 $     64,472
Echlin Inc. ...........................................       2,045       74,003
Genuine Parts Co. .....................................       6,024      204,440
Goodyear Tire & Rubber
 Co. (The).............................................       5,227      332,568
                                                                    ------------
                                                                         675,483
                                                                    ------------
AUTOMOBILES (1.0%)
Chrysler Corp. ........................................      22,305      784,857
Ford Motor Co. ........................................      40,342    1,964,151
General Motors Corp. ..................................      23,847    1,445,724
                                                                    ------------
                                                                       4,194,732
                                                                    ------------
BEVERAGES--ALCOHOLIC (0.3%)
Anheuser-Busch Cos., Inc. .............................      16,540      727,760
Brown-Forman Corp. Class B.............................       2,370      130,943
Coors (Adolph) Co. Class B.............................       1,327       44,123
Seagram Co. Ltd. (The).................................      11,963      386,554
                                                                    ------------
                                                                       1,289,380
                                                                    ------------
BEVERAGES--SOFT DRINKS (1.7%)
Coca-Cola Co. (The)....................................      83,301    5,549,929
PepsiCo, Inc. .........................................      51,026    1,859,260
                                                                    ------------
                                                                       7,409,189
                                                                    ------------
BROADCAST/MEDIA (0.6%)
CBS Corp. .............................................      23,783      700,112
Clear Channel
 Communications, Inc. (a)..............................       3,200      254,200
Comcast Corp. Special Class A..........................      11,652      367,766
Tele-Communications, Inc. Series A TCI Group (a).......      17,045      476,195
US West Media Group (a)................................      20,427      589,830
                                                                    ------------
                                                                       2,388,103
                                                                    ------------
BUILDING MATERIALS (0.1%)
Masco Corp. ...........................................       5,622      286,019
Owens Corning..........................................       1,782       60,811
Sherwin-Williams Co. (The).............................       5,761      159,868
                                                                    ------------
                                                                         506,698
                                                                    ------------
CHEMICALS (1.2%)
Air Products &
 Chemicals, Inc. ......................................       3,643      299,637
Dow Chemical Co. (The).................................       7,668      778,302
Du Pont (E.I.) De Nemours
 & Co. ................................................      37,940    2,278,771
Eastman Chemical Co. ..................................       2,734      162,844
Goodrich (B.F.) Co. (The)..............................       2,429      100,652
Hercules Inc. .........................................       3,223      161,351
Monsanto Co. ..........................................      19,808      831,936
Praxair, Inc. .........................................       5,170      232,650
Rohm & Haas Co. .......................................       2,016      193,032
Union Carbide Corp. ...................................       4,194      180,080
                                                                    ------------
                                                                       5,219,255
                                                                    ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MULTI-ASSET FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

COMMON STOCKS (Continued)


                                                         SHARES       VALUE
                                                       ------------------------
CHEMICALS--DIVERSIFIED (0.2%)
Avery Dennison Corp. .................................       3,363 $    150,494
Engelhard Corp. ......................................       4,939       85,815
FMC Corp. (a).........................................       1,312       88,314
PPG Industries, Inc. .................................       6,069      346,692
                                                                   ------------
                                                                        671,315
                                                                   ------------
CHEMICALS--SPECIALTY (0.2%)
Grace (W.R.) & Co. ...................................       2,455      197,474
Great Lakes Chemical Corp. ...........................       1,992       89,391
Morton International, Inc. ...........................       4,529      155,684
Nalco Chemical Co. ...................................       2,335       92,378
Sigma-Aldrich Corp. ..................................       3,470      137,933
                                                                   ------------
                                                                        672,860
                                                                   ------------
COMMUNICATION--EQUIPMENT MANUFACTURERS (1.3%)
Andrew Corp. (a)......................................       3,059       73,416
Bay Networks, Inc. (a)................................       7,063      180,548
Cabletron Systems, Inc. (a)...........................       5,168       77,520
Cisco Systems, Inc. (a)...............................      33,786    1,883,569
DSC Communications
 Corp. (a)............................................       3,893       93,432
Lucent Technologies Inc. .............................      21,563    1,722,345
NextLevel Systems, Inc. (a)...........................       4,897       87,534
Northern Telecom Ltd. ................................       8,847      787,383
Scientific-Atlanta, Inc. .............................       2,563       42,930
Tellabs, Inc. (a).....................................       6,043      319,524
3Com Corp. (a)........................................      11,569      404,192
                                                                   ------------
                                                                      5,672,393
                                                                   ------------
COMPUTER--SOFTWARE & SERVICES (2.2%)
Adobe Systems Inc. ...................................       2,429      100,196
Autodesk, Inc. .......................................       1,649       61,013
Automatic Data
 Processing, Inc. ....................................       9,909      608,165
Ceridian Corp. (a)....................................       2,574      117,921
Computer Associates International, Inc. ..............      18,381      971,895
Computer Sciences Corp. (a)...........................       2,644      220,774
Equifax Inc. .........................................       5,100      180,731
First Data Corp. .....................................      14,378      420,557
HBO & Co. ............................................       6,700      321,600
Microsoft Corp. (a)...................................      40,623    5,250,523
Novell, Inc. (a)......................................      11,646       87,345
Oracle Corp. (a)......................................      32,935      734,862
Parametric Technology
 Corp. (a)............................................       4,207      199,307
Shared Medical Systems Corp. .........................         821       54,186
                                                                   ------------
                                                                      9,329,075
                                                                   ------------
COMPUTER SYSTEMS (2.2%)
Apple Computer, Inc. (a)..............................       4,310       56,569
Compaq Computer Corp. (a).............................      25,340    1,430,126
Data General Corp. (a)................................       1,734       30,237
Dell Computer Corp. (a)...............................      11,120      934,080

                                                         SHARES       VALUE
                                                       ------------------------
COMPUTER SYSTEMS (Continued)
Digital Equipment Corp. (a)...........................       5,017 $    185,629
EMC Corp. (a).........................................      16,550      454,091
Hewlett-Packard Co. ..................................      34,927    2,182,937
International Business
 Machines Corp. ......................................      32,706    3,419,821
Seagate Technology, Inc. (a)..........................       8,290      159,582
Silicon Graphics, Inc. (a)............................       6,277       78,070
Sun Microsystems, Inc. (a)............................      12,596      502,266
Unisys Corp. (a)......................................       5,784       80,253
                                                                   ------------
                                                                      9,513,661
                                                                   ------------
CONGLOMERATES (0.1%)
Tenneco Inc. .........................................       5,704      225,308
Textron Inc. .........................................       5,555      347,188
                                                                   ------------
                                                                        572,496
                                                                   ------------
CONTAINERS--METAL & GLASS (0.1%)
Ball Corp. ...........................................       1,018       35,948
Crown Cork & Seal Co., Inc. ..........................       4,396      220,350
Owens-Illinois, Inc. (a)..............................       4,700      178,306
                                                                   ------------
                                                                        434,604
                                                                   ------------
CONTAINERS--PAPER (0.1%)
Bemis Co., Inc. ......................................       1,823       80,326
Stone Container Corp. ................................       3,249       33,911
Temple-Inland Inc. ...................................       1,871       97,877
                                                                   ------------
                                                                        212,114
                                                                   ------------
COSMETICS (0.6%)
Alberto-Culver Co. Class B............................       1,875       60,117
Avon Products, Inc. ..................................       4,469      274,285
Gillette Co. (The)....................................      18,808    1,889,029
International Flavors &
 Fragrances Inc. .....................................       3,639      187,408
                                                                   ------------
                                                                      2,410,839
                                                                   ------------
DRUGS (2.9%)
Lilly (Eli) & Co. ....................................      37,376    2,602,304
Merck & Co., Inc. ....................................      40,294    4,281,238
Pfizer Inc. ..........................................      43,390    3,235,267
Pharmacia & Upjohn, Inc. .............................      17,063      624,932
Schering-Plough Corp. ................................      24,705    1,534,798
                                                                   ------------
                                                                     12,278,539
                                                                   ------------
ELECTRIC POWER COMPANIES (1.7%)
American Electric Power
 Co., Inc. ...........................................       6,280      324,205
Baltimore Gas & Electric Co. .........................       4,995      170,142
Carolina Power & Light Co. ...........................       5,017      212,909
Central & South West Corp. ...........................       7,116      192,577
Cinergy Corp. ........................................       5,301      203,095
Consolidated Edison Co.
 of New York, Inc. ...................................       7,955      326,155
Dominion Resources, Inc. .............................       6,245      265,803

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

COMMON STOCKS (Continued)


                                                         SHARES       VALUE
                                                       ------------------------
ELECTRIC POWER COMPANIES (Continued)
DTE Energy Co. .......................................       4,905 $    170,142
Duke Energy Corp. ....................................      12,153      672,972
Edison International..................................      12,843      349,169
Entergy Corp. ........................................       8,112      242,853
FirstEnergy Corp. (a).................................       7,691      223,039
FPL Group, Inc. ......................................       6,245      369,626
GPU, Inc. ............................................       4,160      175,240
Houston Industries Inc. ..............................       9,512      253,851
Niagara Mohawk Power
 Corp. (a)............................................       4,800       50,400
Northern States Power Co. ............................       2,441      142,188
PacifiCorp............................................       9,922      270,995
PECO Energy Co. ......................................       7,476      181,293
PG&E Corp. ...........................................      14,742      448,710
PP&L Resources, Inc. .................................       5,579      133,547
Public Service Enterprise
 Group Inc. ..........................................       7,866      249,254
Southern Co. (The)....................................      23,217      600,740
Texas Utilities Co. ..................................       8,261      343,348
Unicom Corp. .........................................       7,276      223,737
Union Electric Co. ...................................       4,514      195,230
                                                                   ------------
                                                                      6,991,220
                                                                   ------------
ELECTRICAL EQUIPMENT (2.4%)
AMP Inc. .............................................       7,284      305,928
Emerson Electric Co. .................................      14,995      846,280
General Electric Co. (c)..............................     110,094    8,078,147
General Signal Corp. .................................       1,673       70,580
Grainger (W.W.), Inc. ................................       1,714      166,579
Honeywell Inc. .......................................       4,270      292,495
Raychem Corp. ........................................       2,928      126,087
Thomas & Betts Corp. .................................       1,795       84,814
                                                                   ------------
                                                                      9,970,910
                                                                   ------------
ELECTRONIC--DEFENSE (0.0%) (b)
EG&G, Inc. ...........................................       1,493       31,073
                                                                   ------------
ELECTRONIC--INSTRUMENTATION (0.0%) (b)
Perkin-Elmer Corp. (The)..............................       1,487      105,670
Tektronix, Inc. ......................................       1,669       66,238
                                                                   ------------
                                                                        171,908
                                                                   ------------
ELECTRONIC--SEMICONDUCTORS (1.6%)
Advanced Micro
 Devices, Inc. (a)....................................       4,774       85,634
Applied Materials, Inc. (a)...........................      12,306      370,718
Intel Corp. ..........................................      55,006    3,864,172
KLA-Tencor Corp. (a)..................................       2,800      108,150
LSI Logic Corp. (a)...................................       4,723       93,279
Micron Technology, Inc. ..............................       7,056      183,456
Motorola, Inc. .......................................      20,121    1,148,155
National Semiconductor
 Corp. (a)............................................       5,434      140,944
Texas Instruments Inc. ...............................      13,098      589,410
                                                                   ------------
                                                                      6,583,918
                                                                   ------------


                                                         SHARES       VALUE
                                                       ------------------------
ENGINEERING & CONSTRUCTION (0.0%) (b)
Fluor Corp. ..........................................       2,855 $    106,706
Foster Wheeler Corp. .................................       1,341       36,291
                                                                   ------------
                                                                        142,997
                                                                   ------------
ENTERTAINMENT (0.9%)
King World
 Productions, Inc. (a)................................       1,313       75,826
Time Warner Inc. .....................................      18,856    1,169,072
Viacom Inc. Class B (a)...............................      11,854      491,200
Walt Disney Co. (The).................................      22,731    2,251,790
                                                                   ------------
                                                                      3,987,888
                                                                   ------------
FINANCIAL--MISCELLANEOUS (1.7%)
American Express Co. .................................      15,714    1,402,475
American General Corp. ...............................       8,153      440,772
Fannie Mae............................................      35,633    2,033,308
Freddie Mac...........................................      23,334      978,570
Green Tree Financial Corp. ...........................       4,664      122,138
MBIA Inc. ............................................       3,076      205,515
MBNA Corp. ...........................................      16,976      463,657
Morgan Stanley, Dean Witter, Discover & Co. ..........      19,922    1,177,888
SunAmerica Inc. ......................................       6,600      282,150
Transamerica Corp. ...................................       2,155      229,507
                                                                   ------------
                                                                      7,335,980
                                                                   ------------
FOOD DISTRIBUTORS (0.1%)
Cardinal Health, Inc. ................................       3,648      274,056
SUPERVALU Inc. .......................................       2,047       85,718
Sysco Corp. ..........................................       5,805      264,490
                                                                   ------------
                                                                        624,264
                                                                   ------------
FOODS (1.8%)
Archer-Daniels-Midland Co. ...........................      18,868      409,200
Campbell Soup Co. ....................................      15,504      901,170
ConAgra, Inc. ........................................      15,966      523,884
CPC International Inc. ...............................       4,811      518,385
General Mills, Inc. ..................................       5,310      380,329
Heinz (H.J.) Co. .....................................      12,426      631,396
Hershey Foods Corp. ..................................       4,827      298,972
Kellogg Co. ..........................................      13,880      688,795
Quaker Oats Co. (The).................................       4,579      241,542
Ralston-Ralston Purina Group..........................       3,547      329,649
Sara Lee Corp. .......................................      16,177      910,967
Unilever, N.V. .......................................      21,668    1,352,896
Wrigley (Wm.) Jr. Co. ................................       3,911      311,169
                                                                   ------------
                                                                      7,498,354
                                                                   ------------
GOLD (0.1%)
Barrick Gold Corp. ...................................      12,488      232,589
Battle Mountain Gold Co. .............................       7,618       44,756
Echo Bay Mines Ltd. (a)...............................       4,553       11,098
Homestake Mining Co. .................................       4,991       44,295
Newmont Mining Corp. .................................       5,234      153,749
Placer Dome Inc. .....................................       7,910      100,358
                                                                   ------------
                                                                        586,845
                                                                   ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MULTI-ASSET FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

COMMON STOCKS (Continued)


                                                         SHARES       VALUE
                                                       ------------------------
HARDWARE & TOOLS (0.1%)
Black & Decker Corp. (The)............................       3,223 $    125,898
Snap-on Inc. .........................................       2,062       89,955
Stanley Works (The)...................................       3,033      143,120
                                                                   ------------
                                                                        358,973
                                                                   ------------
HEALTH CARE--DIVERSIFIED (2.5%)
Abbott Laboratories...................................      25,714    1,685,874
Allergan, Inc. .......................................       2,195       73,670
American Home
 Products Corp. ......................................      21,767    1,665,176
Bristol-Myers Squibb Co. .............................      33,403    3,160,759
Johnson & Johnson.....................................      45,260    2,981,502
Mallinckrodt Inc. ....................................       2,436       92,568
Warner-Lambert Co. ...................................       9,155    1,135,220
                                                                   ------------
                                                                     10,794,769
                                                                   ------------
HEALTH CARE--HMOs (0.1%)
Humana Inc. (a).......................................       5,498      114,084
United Healthcare Corp. ..............................       6,256      310,845
                                                                   ------------
                                                                        424,929
                                                                   ------------
HEALTH CARE--MISCELLANEOUS (0.2%)
ALZA Corp. (a)........................................       2,851       90,697
Amgen Inc. (a)........................................       8,785      475,488
HEALTHSOUTH Corp. (a).................................      13,207      366,494
Manor Care, Inc. .....................................       2,162       75,670
                                                                   ------------
                                                                      1,008,349
                                                                   ------------
HEAVY DUTY TRUCKS & PARTS (0.2%)
Cummins Engine Co., Inc. .............................       1,355       80,030
Dana Corp. ...........................................       3,488      165,680
Eaton Corp. ..........................................       2,674      238,654
ITT Industries, Inc. .................................       3,963      124,339
Navistar International
 Corp. (a)............................................       2,545       63,148
PACCAR Inc. ..........................................       2,626      137,865
                                                                   ------------
                                                                        809,716
                                                                   ------------
HOMEBUILDING (0.0%) (b)
Centex Corp. .........................................         989       62,245
Kaufman & Broad
 Home Corp. ..........................................       1,309       29,371
Pulte Corp. ..........................................         658       27,513
                                                                   ------------
                                                                        119,129
                                                                   ------------
HOSPITAL MANAGEMENT (0.2%)
Columbia/HCA
 Healthcare Corp. ....................................      21,833      646,803
Tenet Healthcare Corp. (a)............................      10,248      339,465
                                                                   ------------
                                                                        986,268
                                                                   ------------


                                                         SHARES       VALUE
                                                       ------------------------
HOTEL--MOTEL (0.2%)
Harrah's Entertainment,
 Inc. (a).............................................       3,448 $     65,081
Hilton Hotels Corp. ..................................       8,474      252,101
ITT Corp. (a).........................................       3,954      327,688
Marriott International, Inc. .........................       4,324      299,437
                                                                   ------------
                                                                        944,307
                                                                   ------------
HOUSEHOLD--FURNISHINGS & APPLIANCES (0.1%)
Armstrong World
 Industries, Inc. ....................................       1,329       99,343
Maytag Corp. .........................................       3,152      117,609
Whirlpool Corp. ......................................       2,534      139,370
                                                                   ------------
                                                                        356,322
                                                                   ------------
HOUSEHOLD PRODUCTS (1.4%)
Clorox Co. (The)......................................       3,444      272,291
Colgate-Palmolive Co. ................................       9,959      731,987
Fort James Corp. .....................................       7,066      270,274
Kimberly-Clark Corp. .................................      18,710      922,637
Procter & Gamble Co. (The)............................      45,376    3,621,572
                                                                   ------------
                                                                      5,818,761
                                                                   ------------
HOUSEWARES (0.1%)
Fortune Brands, Inc. .................................       5,777      214,110
Newell Co. ...........................................       5,394      229,245
Rubbermaid Inc. ......................................       5,137      128,425
Tupperware Corp. .....................................       2,057       57,339
                                                                   ------------
                                                                        629,119
                                                                   ------------
INSURANCE BROKERS (0.2%)
Aon Corp. ............................................       5,548      325,252
Marsh & McLennan Cos., Inc. ..........................       5,680      423,515
                                                                   ------------
                                                                        748,767
                                                                   ------------
INVESTMENT BANK/BROKERAGE (0.3%)
Merrill Lynch & Co., Inc. ............................      11,107      810,117
Schwab (Charles) Corp. (The)..........................       8,890      372,824
                                                                   ------------
                                                                      1,182,941
                                                                   ------------
LEISURE TIME (0.1%)
Brunswick Corp. ......................................       3,349      101,517
Mirage Resorts, Inc. (a)..............................       5,900      134,225
                                                                   ------------
                                                                        235,742
                                                                   ------------
LIFE INSURANCE (0.4%)
Aetna Inc. ...........................................       5,095      359,516
Conseco, Inc. ........................................       6,260      284,439
Jefferson-Pilot Corp. ................................       2,389      186,043
Lincoln National Corp. ...............................       3,399      265,547
Torchmark Corp. ......................................       4,672      196,516
UNUM Corp. ...........................................       4,676      254,258
                                                                   ------------
                                                                      1,546,319
                                                                   ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

COMMON STOCKS (Continued)


                                                         SHARES       VALUE
                                                       ------------------------
MACHINE TOOLS (0.0%) (b)
Cincinnati Milacron Inc. .............................       1,323 $     34,315
                                                                   ------------
MACHINERY--DIVERSIFIED (0.5%)
Briggs & Stratton Corp. ..............................         855       41,521
Case Corp. ...........................................       2,471      149,341
Caterpillar Inc. .....................................      12,502      607,128
Cooper Industries, Inc. ..............................       4,170      204,330
Deere & Co. ..........................................       8,379      488,600
Harnischfeger Industries, Inc. .......................       1,592       56,218
Ingersoll-Rand Co. ...................................       5,644      228,582
NACCO Industries, Inc.
 Class A..............................................         238       25,511
Thermo Electron Corp. (a).............................       4,977      221,476
Timken Co. (The)......................................       2,066       71,019
                                                                   ------------
                                                                      2,093,726
                                                                   ------------
MAJOR REGIONAL BANKS (3.4%)
Banc One Corp. .......................................      19,638    1,066,589
Bank of New York
 Co., Inc. (The)......................................      12,647      731,155
BankBoston Corp. .....................................       4,860      456,536
Barnett Banks, Inc. ..................................       6,597      474,159
BB&T Corp. ...........................................       4,600      294,688
Comerica Inc. ........................................       3,546      320,026
CoreStates Financial Corp. ...........................       6,797      544,185
Fifth Third Bancorp...................................       5,281      431,722
First Union Corp. ....................................      21,006    1,076,558
Fleet Financial Group, Inc. ..........................       8,428      631,573
Huntington Bancshares Inc. ...........................       6,300      226,800
KeyCorp...............................................       7,522      532,652
Mellon Bank Corp. ....................................       8,525      516,828
National City Corp. ..................................       7,203      473,597
NationsBank Corp. ....................................      23,939    1,455,790
Norwest Corp. ........................................      25,448      982,929
PNC Bank Corp. .......................................      10,312      588,429
Republic New York Corp. ..............................       1,913      218,441
State Street Corp. ...................................       5,400      314,212
SunTrust Banks, Inc. .................................       7,161      511,116
Synovus Financial Corp. ..............................       5,900      193,225
U.S. Bancorp..........................................       8,217      919,790
Wachovia Corp. .......................................       6,990      567,064
Wells Fargo & Co. ....................................       3,015    1,023,404
                                                                   ------------
                                                                     14,551,468
                                                                   ------------
MANUFACTURED HOUSING (0.0%) (b)
Fleetwood Enterprises, Inc. ..........................       1,203       51,052
                                                                   ------------
MANUFACTURING--DIVERSIFIED (0.7%)
Aeroquip-Vickers, Inc. ...............................         895       43,911
AlliedSignal Inc. ....................................      18,936      737,320
Crane Co. ............................................       1,581       68,576
Dover Corp. ..........................................       7,552      272,816
Illinois Tool Works Inc. .............................       8,382      503,968
Johnson Controls, Inc. ...............................       2,742      130,930
Millipore Corp. ......................................       1,499       50,872

                                                         SHARES       VALUE
                                                       ------------------------
MANUFACTURING--DIVERSIFIED (Continued)
Pall Corp. ...........................................       4,334 $     89,660
Parker-Hannifin Corp. ................................       3,715      170,426
Tyco International Ltd. ..............................      17,810      802,563
                                                                   ------------
                                                                      2,871,042
                                                                   ------------
MEDICAL PRODUCTS (0.6%)
Bard (C.R.), Inc. ....................................       1,967       61,592
Bausch & Lomb Inc. ...................................       1,993       78,973
Baxter International Inc. ............................       9,328      470,481
Becton, Dickinson & Co. ..............................       4,173      208,650
Biomet, Inc. .........................................       3,902       99,989
Boston Scientific Corp. (a)...........................       6,463      296,490
Guidant Corp. ........................................       4,874      303,406
Medtronic, Inc. ......................................      15,716      822,143
St. Jude Medical, Inc. (a)............................       2,999       91,470
United States Surgical Corp. .........................       2,459       72,079
                                                                   ------------
                                                                      2,505,273
                                                                   ------------
METALS--MISCELLANEOUS (0.1%)
ASARCO Inc. ..........................................       1,490       33,432
Cyprus Amax Minerals Co. .............................       3,088       47,478
Freeport-McMoRan Copper & Gold Inc. Class B...........       6,592      103,824
Inco Ltd. ............................................       5,684       96,628
Phelps Dodge Corp. ...................................       2,035      126,679
                                                                   ------------
                                                                        408,041
                                                                   ------------
MISCELLANEOUS (0.7%)
AirTouch Communications,
 Inc. (a).............................................      16,925      703,445
American Greetings Corp.
 Class A..............................................       2,433       95,191
Corning Inc. .........................................       7,704      286,011
Harcourt General, Inc. ...............................       2,327      127,403
Harris Corp. .........................................       2,778      127,441
Jostens, Inc. ........................................       1,268       29,243
Minnesota Mining & Manufacturing Co. .................      13,812    1,133,447
 Pioneer Hi-Bred
 International, Inc. .................................       2,271      243,565
TRW, Inc. ............................................       4,092      218,411
Whitman Corp. ........................................       3,458       90,124
                                                                   ------------
                                                                      3,054,281
                                                                   ------------
MONEY CENTER BANKS (1.7%)
BankAmerica Corp. ....................................      23,332    1,703,236
Bankers Trust New York Corp. .........................       3,402      382,512
Chase Manhattan Corp. (The)...........................      14,190    1,553,805
Citicorp..............................................      15,330    1,938,287
First Chicago NBD Corp. ..............................       9,904      826,984
Morgan (J.P.) & Co., Inc. ............................       5,989      676,008
                                                                   ------------
                                                                      7,080,832
                                                                   ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MULTI-ASSET FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

COMMON STOCKS (Continued)


                                                         SHARES       VALUE
                                                       ------------------------
MULTI-LINE INSURANCE (1.3%)
American International
 Group, Inc. .........................................      23,642 $  2,571,068
CIGNA Corp. ..........................................       2,636      456,193
Hartford Financial Services Group, Inc. ..............       3,957      370,227
Travelers Group Inc. .................................      38,556    2,077,204
                                                                   ------------
                                                                      5,474,692
                                                                   ------------
NATURAL GAS DISTRIBUTORS & PIPELINES (0.4%)
Coastal Corp. (The)...................................       3,556      220,250
Columbia Gas System, Inc. ............................       1,841      144,634
Consolidated Natural Gas Co. .........................       3,198      193,479
Eastern Enterprises...................................         683       30,735
Enron Corp. ..........................................      10,697      444,594
NICOR Inc. ...........................................       1,603       67,627
ONEOK, Inc. ..........................................       1,075       43,403
Pacific Enterprises...................................       2,745      103,281
Peoples Energy Corp. .................................       1,185       46,659
Sonat, Inc. ..........................................       2,898      132,583
Williams Cos., Inc. (The).............................      10,586      300,378
                                                                   ------------
                                                                      1,727,623
                                                                   ------------
OFFICE EQUIPMENT & SUPPLIES (0.3%)
Moore Corp. Ltd. .....................................       2,943       44,513
Pitney Bowes Inc. ....................................       4,893      440,064
Xerox Corp. ..........................................      10,962      809,133
                                                                   ------------
                                                                      1,293,710
                                                                   ------------
OIL & GAS DRILLING (0.0%) (b)
Helmerich & Payne, Inc. ..............................         845       57,354
Rowan Cos., Inc. (a)..................................       2,876       87,718
                                                                   ------------
                                                                        145,072
                                                                   ------------
OIL--EXPLORATION & PRODUCTION (0.2%)
Anadarko Petroleum Corp. .............................       2,000      121,375
Apache Corp. .........................................       3,100      108,694
Burlington Resources Inc. ............................       6,065      271,788
Oryx Energy Co. (a)...................................       3,527       89,938
Union Pacific Resources
 Group, Inc. .........................................       8,523      206,683
                                                                   ------------
                                                                        798,478
                                                                   ------------
OIL--INTEGRATED DOMESTIC (0.7%)
Amerada Hess Corp. ...................................       3,089      169,509
Ashland Inc. .........................................       2,503      134,380
Atlantic Richfield Co. ...............................      10,758      861,985
Kerr-McGee Corp. .....................................       1,693      107,188
Occidental Petroleum Corp. ...........................      11,431      335,071
Pennzoil Co. .........................................       1,639      109,506
Phillips Petroleum Co. ...............................       8,832      429,456
Sun Co., Inc. ........................................       2,373       99,814
Unocal Corp. .........................................       8,421      326,840
USX-Marathon Group....................................       9,683      326,801
                                                                   ------------
                                                                      2,900,550
                                                                   ------------


                                                         SHARES       VALUE
                                                       ------------------------
OIL--INTEGRATED INTERNATIONAL (3.5%)
Amoco Corp. ..........................................      16,482 $  1,403,030
Chevron Corp. ........................................      22,036    1,696,772
Exxon Corp. ..........................................      83,110    5,085,293
Mobil Corp. ..........................................      26,428    1,907,771
Royal Dutch Petroleum Co. ............................      72,204    3,912,554
Texaco Inc. ..........................................      18,480    1,004,850
                                                                   ------------
                                                                     15,010,270
                                                                   ------------
OIL--WELL EQUIPMENT & SERVICES (0.6%)
Baker Hughes Inc. ....................................       5,677      247,659
Dresser Industries, Inc. .............................       5,880      246,593
Halliburton Co. ......................................       8,842      459,231
McDermott International, Inc. ........................       1,854       67,903
Schlumberger Ltd. ....................................      16,638    1,339,359
Western Atlas Inc. (a)................................       1,847      136,678
                                                                   ------------
                                                                      2,497,423
                                                                   ------------
PAPER & FOREST PRODUCTS (0.4%)
Boise Cascade Corp. ..................................       1,880       56,870
Champion International Corp. .........................       3,214      145,634
Georgia-Pacific Corp. ................................       3,060      185,895
International Paper Co. ..............................      10,216      440,565
Louisiana-Pacific Corp. ..............................       3,624       68,856
Mead Corp. (The)......................................       3,496       97,888
Potlatch Corp. .......................................       1,001       43,043
Union Camp Corp. .....................................       2,364      126,917
Westvaco Corp. .......................................       3,354      105,441
Weyerhaeuser Co. .....................................       6,685      327,983
Willamette Industries, Inc. ..........................       3,820      122,956
                                                                   ------------
                                                                      1,722,048
                                                                   ------------
PERSONAL LOANS (0.2%)
Beneficial Corp. .....................................       1,838      152,784
Countrywide Credit
 Industries, Inc. ....................................       3,600      154,350
Household International, Inc. ........................       3,542      451,826
Providian Financial Corp. ............................       3,206      144,871
                                                                   ------------
                                                                        903,831
                                                                   ------------
PHOTOGRAPHY/IMAGING (0.2%)
Eastman Kodak Co. ....................................      11,037      671,188
IKON Office Solutions, Inc. ..........................       4,496      126,450
Polaroid Corp. .......................................       1,633       79,507
                                                                   ------------
                                                                        877,145
                                                                   ------------
POLLUTION CONTROL (0.2%)
Browning-Ferris
 Industries, Inc. ....................................       6,664      246,568
Waste Management, Inc. ...............................      15,275      420,063
                                                                   ------------
                                                                        666,631
                                                                   ------------
PROPERTY--CASUALTY INSURANCE (1.0%)
Allstate Corp. (The)..................................      14,555    1,322,686
Chubb Corp. (The).....................................       5,720      432,575

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

COMMON STOCKS (Continued)


                                                         SHARES       VALUE
                                                       ------------------------
PROPERTY--CASUALTY INSURANCE (Continued)
Cincinnati Financial Corp. ...........................       1,900 $    267,425
General Re Corp. .....................................       2,729      578,548
Loews Corp. ..........................................       3,978      422,165
MGIC Investment Corp. ................................       3,777      251,170
Progressive Corp. (The)...............................       2,400      287,700
SAFECO Corp. .........................................       4,644      226,395
St. Paul Cos., Inc. (The).............................       2,858      234,535
USF&G Corp. ..........................................       3,846       84,852
                                                                   ------------
                                                                      4,108,051
                                                                   ------------
PUBLISHING (0.1%)
McGraw-Hill Cos., Inc. (The)..........................       3,284      243,016
Meredith Corp. .......................................       1,759       62,774
                                                                   ------------
                                                                        305,790
                                                                   ------------
PUBLISHING--NEWSPAPER (0.4%)
Dow Jones & Co., Inc. ................................       3,346      179,638
Gannett Co., Inc. ....................................       9,658      596,985
Knight-Ridder, Inc. ..................................       2,982      155,064
New York Times Co. (The) Class A......................       3,321      219,601
Times Mirror Co. (The)
 Class A..............................................       3,222      198,153
Tribune Co. ..........................................       4,250      264,563
                                                                   ------------
                                                                      1,614,004
                                                                   ------------
RAILROADS (0.4%)
Burlington Northern
 Santa Fe Corp. ......................................       5,208      484,019
CSX Corp. ............................................       7,337      396,198
Norfolk Southern Corp. ...............................      12,661      390,117
Union Pacific Corp. ..................................       8,277      516,795
                                                                   ------------
                                                                      1,787,129
                                                                   ------------
RESTAURANTS (0.3%)
Darden Restaurants, Inc. .............................       5,105       63,813
McDonald's Corp. .....................................      23,085    1,102,309
Tricon Global
 Restaurants, Inc. (a)................................       5,182      150,602
Wendy's International, Inc. ..........................       4,342      104,479
                                                                   ------------
                                                                      1,421,203
                                                                   ------------
RETAIL STORES--APPAREL (0.2%)
Charming Shoppes, Inc. (a)............................       3,536       16,575
Gap, Inc. (The).......................................      13,458      476,918
Limited, Inc. (The)...................................       9,044      230,622
TJX Cos., Inc. (The)..................................       5,538      190,369
                                                                   ------------
                                                                        914,484
                                                                   ------------
RETAIL STORES--DEPARTMENT (0.4%)
Dillard's, Inc. Class A...............................       3,869      136,382
Federated Department
 Stores, Inc. (a).....................................       7,015      302,083

                                                         SHARES       VALUE
                                                       ------------------------
RETAIL STORES--DEPARTMENT (Continued)
May Department Stores
 Co. (The)............................................       7,838 $    412,965
Mercantile Stores Co., Inc. ..........................       1,312       79,868
Nordstrom, Inc. ......................................       2,625      158,484
Penney (J.C.) Co., Inc. ..............................       8,411      507,288
                                                                   ------------
                                                                      1,597,070
                                                                   ------------
RETAIL STORES--DRUGS (0.2%)
Longs Drug Stores Corp. ..............................       1,351       43,401
Rite Aid Corp. .......................................       4,180      245,314
Walgreen Co. .........................................      16,520      518,315
                                                                   ------------
                                                                        807,030
                                                                   ------------
RETAIL STORES--FOOD CHAIN (0.3%)
Albertson's, Inc. ....................................       8,296      393,023
American Stores Co. ..................................       9,232      189,833
Giant Food Inc. Class A...............................       2,022       68,116
Great Atlantic & Pacific Tea Co., Inc. (The)..........       1,229       36,486
Kroger Co. (The) (a)..................................       8,508      314,264
Winn-Dixie Stores, Inc. ..............................       4,992      218,088
                                                                   ------------
                                                                      1,219,810
                                                                   ------------
RETAIL STORES--GENERAL MERCHANDISE (1.0%)
Dayton-Hudson Corp. ..................................       7,291      492,143
Kmart Corp. (a).......................................      16,451      190,215
Sears, Roebuck & Co. .................................      13,174      596,123
Wal-Mart Stores, Inc. ................................      75,798    2,989,284
                                                                   ------------
                                                                      4,267,765
                                                                   ------------
RETAIL STORES--SPECIALTY (0.8%)
AutoZone, Inc. (a)....................................       5,081      147,349
Circuit City Stores-
 Circuit City Group...................................       3,348      119,063
Costco Cos., Inc. (a).................................       7,167      319,827
CVS Corp. ............................................       5,755      368,680
Home Depot, Inc. (The)................................      24,578    1,447,030
Lowe's Cos., Inc. ....................................       5,859      279,401
Pep Boys-Manny, Moe &
 Jack (The)...........................................       2,054       49,039
Tandy Corp. ..........................................       3,618      139,519
Toys "R" Us, Inc. (a).................................       9,640      303,058
Woolworth Corp. (a)...................................       4,445       90,567
                                                                   ------------
                                                                      3,263,533
                                                                   ------------
SAVINGS & LOANS (0.2%)
Ahmanson (H.F.) & Co. ................................       3,276      219,287
Golden West Financial Corp. ..........................       2,012      196,799
Washington Mutual, Inc. ..............................       8,698      555,041
                                                                   ------------
                                                                        971,127
                                                                   ------------
SHOES (0.1%)
NIKE, Inc. Class B....................................       9,682      380,019
Reebok International Ltd. ............................       1,897       54,657
                                                                   ------------
                                                                        434,676
                                                                   ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MULTI-ASSET FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

COMMON STOCKS (Continued)


                                                         SHARES       VALUE
                                                       ------------------------
SPECIALIZED SERVICES (0.6%)
Block (H&R), Inc. ....................................       3,439 $    154,110
Cendant Corp. (a).....................................      26,660      916,437
Cognizant Corp. ......................................       5,562      247,857
Dun & Bradstreet Corp. (The)..........................       5,762      178,262
Ecolab Inc. ..........................................       2,215      122,794
Interpublic Group of
 Cos., Inc. (The).....................................       4,194      208,914
Laidlaw Inc. .........................................      10,978      149,575
National Service
 Industries, Inc. ....................................       1,461       72,411
Omnicom Group Inc. ...................................       5,400      228,825
Safety-Kleen Corp. ...................................       2,002       54,930
Service Corp. International...........................       8,467      312,750
                                                                   ------------
                                                                      2,646,865
                                                                   ------------
SPECIALTY PRINTING (0.1%)
Deluxe Corp. .........................................       2,743       94,633
Donnelley (R.R.) & Sons Co. ..........................       5,003      186,362
Harland (John H.) Co. ................................       1,028       21,588
                                                                   ------------
                                                                        302,583
                                                                   ------------
STEEL (0.1%)
Allegheny Teledyne Inc. ..............................       5,978      154,681
Armco Inc. (a)........................................       3,571       17,632
Bethlehem Steel Corp. (a).............................       3,828       33,016
Inland Steel Industries, Inc. ........................       1,657       28,376
Nucor Corp. ..........................................       3,012      145,517
USX-U.S. Steel Group Inc. ............................       2,921       91,281
Worthington Industries, Inc. .........................       3,275       54,038
                                                                   ------------
                                                                        524,541
                                                                   ------------
TELECOMMUNICATIONS--LONG DISTANCE (1.4%)
AT&T Corp. ...........................................      54,549    3,341,126
MCI Communications Corp. .............................      23,443    1,003,653
Sprint Corp. .........................................      14,527      851,645
WorldCom, Inc. (a)....................................      30,305      916,726
                                                                   ------------
                                                                      6,113,150
                                                                   ------------
TELEPHONE (2.5%)
ALLTEL Corp. .........................................       6,263      257,174
Ameritech Corp. ......................................      18,565    1,494,483

                                                      SHARES       VALUE
                                                    ------------------------
TELEPHONE (Continued)
Bell Atlantic Corp. ...............................      26,145 $  2,379,195
BellSouth Corp. ...................................      33,254    1,872,616
Frontier Corp. ....................................       5,423      130,491
GTE Corp. .........................................      32,203    1,682,607
SBC Communications Inc. ...........................      30,722    2,250,386
US West Communications Group.......................      16,274      734,364
                                                                ------------
                                                                  10,801,316
                                                                ------------
TEXTILES--APPAREL MANUFACTURERS (0.1%)
Fruit of the Loom, Inc.
 Class A (a).......................................       2,404       61,603
Liz Claiborne, Inc. ...............................       2,333       97,549
Russell Corp. .....................................       1,238       32,884
Springs Industries, Inc.
 Class A...........................................         666       34,632
VF Corp. ..........................................       4,174      191,743
                                                                ------------
                                                                     418,411
                                                                ------------
TOBACCO (0.9%)
Philip Morris Cos. Inc. ...........................      81,548    3,695,144
UST Inc. ..........................................       6,141      226,833
                                                                ------------
                                                                   3,921,977
                                                                ------------
TOYS (0.1%)
Hasbro, Inc. ......................................       4,283      134,914
Mattel, Inc. ......................................       9,683      360,692
                                                                ------------
                                                                     495,606
                                                                ------------
TRANSPORTATION--MISCELLANEOUS (0.1%)
Federal Express Corp. (a)..........................       3,867      236,129
Ryder System, Inc. ................................       2,686       87,966
                                                                ------------
                                                                     324,095
                                                                ------------
TRUCKERS (0.0%) (b)
Caliber System, Inc. ..............................       1,345       65,485
                                                                ------------
Total Common Stocks
 (Cost $187,569,925)...............................              254,451,173 (g)
                                                                ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

SHORT-TERM INVESTMENTS (29.7%)


                                                    PRINCIPAL
                                                     AMOUNT        VALUE
                                                   -------------------------
COMMERCIAL PAPER (25.0%)
Bridgestone/Firestone Inc.
 7.20%, due 1/16/98 (c)........................... $ 8,300,000  $  8,275,100
Cooperative Association of Tractor Dealers Inc.
 6.75%, due 1/2/98 (c)............................   1,700,000     1,699,681
Countrywide Home Loans Inc.
 6.35%, due 1/2/98 (c)............................  10,000,000     9,998,236
Dynamic Funding Corp.
 7.45%, due 2/13/98 (c)...........................  20,700,000    20,515,799
Hartz 667 Commercial Paper Corp.
 6.70%, due 1/6/98 (c)............................  11,100,000    11,089,671
Llama Retail Funding Corp.
 6.65%, due 1/2/98 (c)............................  11,900,000    11,897,802
Madison Funding Corp.
 7.20%, due 1/5/98 (c)............................   5,000,000     4,996,000
Mitsui & Co. (USA) Inc.
 6.28%, due 1/14/98 (c)...........................  13,800,000    13,768,704
Sanwa Business Credit Corp.
 6.65%, due 1/29/98 (c)...........................  14,000,000    13,927,589
Southland Corp.
 6.40%, due 1/5/98 (c)............................  10,000,000     9,992,889
                                                                ------------
Total Commercial Paper
 (Cost $106,161,471)..............................               106,161,471
                                                                ------------
U.S. GOVERNMENT (4.7%)
United States Treasury Bills
 4.89%, due 3/26/98 (c)...........................  10,000,000     9,881,030
 5.14%, due 4/2/98 (c)............................  10,000,000     9,869,750
                                                                ------------
Total U.S. Government
 (Cost $19,751,841)...............................                19,750,780
                                                                ------------
Total Short-Term Investments
 (Cost $125,913,312)..............................               125,912,251
                                                                ------------
Total Investments
 (Cost $357,962,904) (h)..........................       100.3%  425,783,054 (i)
Liabilities in Excess of
 Cash and Other Assets............................        (0.3)   (1,069,714)
                                                   -----------  ------------
Net Assets........................................       100.0% $424,713,340
                                                   ===========  ============

FUTURES CONTRACTS (0.5%)

                                                                 UNREALIZED
                                                   CONTRACTS    APPRECIATION/
                                                     LONG     (DEPRECIATION)(j)
                                                  -----------------------------
AUSTRALIA (0.1%)
Australian All
 Ordinaries Index
 March 1998......................................         297    $  600,181
FRANCE (0.2%)
 French CAC 40 Index
 March 1998......................................         127       638,482
GERMANY (0.2%)
 German Dax Index
 March 1998......................................          87       915,357
HONG KONG (0.1%)
Hong Kong Hang Seng Index
 January 1998....................................         120       343,434
UNITED KINGDOM (-0.1%)
Great Britian FTSE 100 Index
 March 1998......................................          96      (232,220)
UNITED STATES (0.0%) (b)
Standard & Poor's 500
 March 1998......................................          12        23,278
United States Treasury Bond
 March 1998 (30 Year)............................           2           292
United States Treasury Note
 March 1998 (5 Year).............................           5           653
 March 1998 (10 Year)............................           4           585
                                                                 ----------
Total Futures Contracts (Settlement Value
 $79,170,495)....................................                $2,290,042
                                                                 ==========

--------
(a) Non-income producing security.
(b) Less than one tenth of a percent.
(c) Segregated or partially segregated as collateral for futures contracts.
(d) Yankee bonds.
(e) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and the maturity date will be determined upon settlement.
(f) The combined market value of U.S. Government and Federal Agencies Investments and settlement value of U.S. Treasury futures contracts represents 8.6% of net assets.
(g) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 60.6% of net assets.
(h) The cost for Federal income tax purposes is $358,324,432.
(i) At December 31, 1997, net unrealized appreciation was $67,458,622, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $71,072,325 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,613,703.
(j) Represents the difference between the value of the contracts at the time they were opened and the value at December 31, 1997.

 The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MULTI-ASSET FUND
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1997

ASSETS:
 Investment in securities, at value
  (identified cost $357,962,904).................................. $425,783,054
 Cash.............................................................       74,935
 Receivables:
 Dividends and interest...........................................    1,047,206
 Investment securities sold.......................................      655,044
 Fund shares sold.................................................      204,836
 Variation margin receivable on futures contracts.................       71,891
                                                                   ------------
   Total assets...................................................  427,836,966
                                                                   ------------
LIABILITIES:
 Payables:
 Investment securities purchased..................................    2,033,616
 Fund shares redeemed.............................................      752,518
 MainStay Management..............................................      231,329
 Transfer agent...................................................       24,127
 Custodian........................................................       22,000
 Accrued expenses.................................................       60,036
                                                                   ------------
   Total liabilities..............................................    3,123,626
                                                                   ------------
 Net assets....................................................... $424,713,340
                                                                   ============
COMPOSITION OF NET ASSETS:
 Capital stock (par value of $.001 per share) 1 billion shares authorized
 Institutional Class.............................................. $     27,977
 Institutional Service Class......................................          668
 Additional paid-in capital.......................................  328,213,349
 Accumulated undistributed net investment income..................       37,010
 Accumulated undistributed net realized gain on investments.......   26,306,853
 Net unrealized appreciation on investments.......................   70,110,192
 Net unrealized appreciation on foreign currency transactions.....       17,291
                                                                   ------------
 Net assets....................................................... $424,713,340
                                                                   ============
Institutional Class
 Net assets applicable to outstanding shares...................... $414,824,005
                                                                   ============
 Shares of capital stock outstanding..............................   27,977,073
                                                                   ============
 Net asset value per share outstanding............................ $      14.83
                                                                   ============
Institutional Service Class
 Net assets applicable to outstanding shares...................... $  9,889,335
                                                                   ============
 Shares of capital stock outstanding..............................      667,802
                                                                   ============
 Net asset value per share outstanding............................ $      14.81
                                                                   ============

STATEMENT OF OPERATIONS
For the year ended December 31, 1997

INVESTMENT INCOME:
 Income:
 Dividends (a)................................................... $ 4,848,186
 Interest........................................................   6,830,487
                                                                  -----------
   Total income..................................................  11,678,673
                                                                  -----------
 Expenses:
 Administration..................................................   1,695,098
 Advisory........................................................     508,530
 Management......................................................     305,965
 Transfer agent..................................................     133,439
 Custodian.......................................................      76,342
 Professional....................................................      68,794
 Shareholder communication.......................................      57,910
 Registration....................................................      41,341
 Service.........................................................      18,026
 Directors.......................................................      11,785
 Miscellaneous...................................................      26,735
                                                                  -----------
   Total expenses ...............................................   2,943,965
                                                                  -----------
 Net investment income...........................................   8,734,708
                                                                  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
 Security transactions...........................................  39,582,126
 Futures transactions............................................   5,434,477
 Foreign currency transactions...................................     (32,358)
                                                                  -----------
 Net realized gain on investments and foreign currency
  transactions...................................................  44,984,245
                                                                  -----------
 Net change in unrealized appreciation on investments:
 Security transactions...........................................  33,589,400
 Futures transactions............................................   1,508,268
 Foreign currency transactions...................................      17,446
                                                                  -----------
 Net unrealized gain on investments and foreign currency
  transactions...................................................  35,115,114
                                                                  -----------
 Net realized and unrealized gain on investments and foreign currency transactions..........................................  80,099,359
                                                                  -----------
 Net increase in net assets resulting from operations............ $88,834,067
                                                                  ===========

--------
(a) Dividends recorded net of foreign withholding taxes of $30,067.

 The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
MULTI-ASSET FUND
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1997 and December 31, 1996

                                                        1997          1996
                                                    ------------  ------------
INCREASE IN NET ASSETS:
 Operations:
 Net investment income............................. $  8,734,708  $  9,198,737
 Net realized gain on investments..................   45,016,603    24,496,600
 Net realized loss on foreign currency
  transactions.....................................      (32,358)      (21,867)
 Net change in unrealized appreciation on
  investments......................................   35,097,668    12,530,753
 Net change in unrealized depreciation on foreign
  currency transactions............................       17,446          (155)
                                                    ------------  ------------
 Net increase in net assets resulting from
  operations.......................................   88,834,067    46,204,068
                                                    ------------  ------------
 Dividends and distributions to shareholders:
 From net investment income:
  Institutional Class..............................   (8,423,272)   (9,027,765)
  Institutional Service Class......................     (182,014)     (138,056)
 From net realized gain on investments:
  Institutional Class..............................  (37,506,931)   (3,132,082)
  Institutional Service Class......................     (890,648)      (52,426)
                                                    ------------  ------------
   Total dividends and distributions to
    shareholders...................................  (47,002,865)  (12,350,329)
                                                    ------------  ------------
 Capital share transactions:
 Net proceeds from sale of shares:
  Institutional Class..............................   45,388,650    49,757,971
  Institutional Service Class......................    4,026,989     2,319,600
 Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions:
  Institutional Class..............................   45,930,203    12,159,847
  Institutional Service Class......................    1,072,662       190,482
                                                    ------------  ------------
                                                      96,418,504    64,427,900
 Cost of shares redeemed:
  Institutional Class..............................  (41,612,145)  (44,770,866)
  Institutional Service Class......................   (1,221,935)   (1,100,422)
                                                    ------------  ------------
  Increase in net assets derived from capital
   share transactions..............................   53,584,424    18,556,612
                                                    ------------  ------------
  Net increase in net assets.......................   95,415,626    52,410,351
NET ASSETS:
 Beginning of year.................................  329,297,714   276,887,363
                                                    ------------  ------------
 End of year....................................... $424,713,340  $329,297,714
                                                    ============  ============
 Accumulated undistributed net investment income... $     37,010  $     15,336
                                                    ============  ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MULTI-ASSET FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                      INSTITUTIONAL                   INSTITUTIONAL                 INSTITUTIONAL
                      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL    SERVICE
                          CLASS           CLASS           CLASS           CLASS           CLASS         CLASS
                      -------------   -------------   -------------   -------------   ------------- -------------
                                                             YEAR ENDED DECEMBER 31
                      -------------------------------------------------------------------------------------------
                                 1997                            1996                            1995
                      -----------------------------   -----------------------------   ---------------------------
Net asset value at
 beginning
 of year..........      $  13.19        $  13.19        $  11.79        $  11.79        $  10.67      $  10.67
                        --------        --------        --------        --------        --------      --------
Net investment
 income...........          0.34            0.31            0.38            0.34            0.48          0.47
Net realized and
 unrealized gain
 (loss) on
 investments......          3.15            3.13            1.53            1.53            2.39          2.39
Net realized and
 unrealized loss
 on foreign
 currency
 transactions.....         (0.00)(a)       (0.00)(a)       (0.00)(a)       (0.00)(a)       (0.01)        (0.01)
                        --------        --------        --------        --------        --------      --------
Total from
 investment
 operations.......          3.49            3.44            1.91            1.87            2.86          2.85
                        --------        --------        --------        --------        --------      --------
Less dividends and
 distributions:
From net
 investment
 income...........         (0.34)          (0.31)          (0.38)          (0.34)          (0.48)        (0.47)
From net realized
 gain on
 investments......         (1.51)          (1.51)          (0.13)          (0.13)          (1.18)        (1.18)
In excess of net
 realized gain on
 investments......           --              --              --              --            (0.08)        (0.08)
                        --------        --------        --------        --------        --------      --------
Total dividends
 and
 distributions....         (1.85)          (1.82)          (0.51)          (0.47)          (1.74)        (1.73)
                        --------        --------        --------        --------        --------      --------
Net asset value at
 end of year......      $  14.83        $  14.81        $  13.19        $  13.19        $  11.79      $  11.79
                        ========        ========        ========        ========        ========      ========
Total investment
 return ..........         26.69%          26.30%          16.16%          15.89%          26.81%        26.70%
Ratios (to average
 net
 assets)/Supplemental
 Data:
 Net investment
  income..........          2.27%           2.02%           2.99%           2.74%           4.03%         3.78%
 Net expenses.....          0.76%           1.01%           0.70%           0.95%           0.70%         0.95%
 Expenses (before
  reimbursement)..          0.76%           1.01%           0.75%           1.00%           0.77%         1.02%
Portfolio turnover
 rate.............            19%             19%            103%            103%            261%          261%
Average commission
 rate paid........      $ 0.0499        $ 0.0499        $ 0.0498        $ 0.0498           (b)           (b)
Net assets at end
 of year
 (in 000's).......      $414,824        $  9,889        $323,790        $  5,508        $273,351      $  3,536
                         INSTITUTIONAL
                             CLASS
                      --------------------
                        1994       1993
                      ---------- ---------
Net asset value at
 beginning
 of year..........    $  11.67   $  12.02
                      ---------- ---------
Net investment
 income...........        0.45       0.39
Net realized and
 unrealized gain
 (loss) on
 investments......       (0.55)      0.59
Net realized and
 unrealized loss
 on foreign
 currency
 transactions.....         --         --
                      ---------- ---------
Total from
 investment
 operations.......       (0.10)      0.98
                      ---------- ---------
Less dividends and
 distributions:
From net
 investment
 income...........       (0.45)     (0.88)
From net realized
 gain on
 investments......       (0.42)     (0.44)
In excess of net
 realized gain on
 investments......       (0.03)     (0.01)
                      ---------- ---------
Total dividends
 and
 distributions....       (0.90)     (1.33)
                      ---------- ---------
Net asset value at
 end of year......    $  10.67   $  11.67
                      ========== =========
Total investment
 return ..........       (0.86%)     8.79%
Ratios (to average
 net
 assets)/Supplemental
 Data:
 Net investment
  income..........        3.63%      3.55%
 Net expenses.....        0.70%      0.60%
 Expenses (before
  reimbursement)..        0.75%      0.75%
Portfolio turnover
 rate.............         128%       101%
Average commission
 rate paid........      (b)        (b)
Net assets at end
 of year
 (in 000's).......    $229,079   $258,345

--------
(a) Less than one cent per share.
(b) Disclosure of amount required for fiscal years beginning on or after September 1, 1995.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

VALUE EQUITY FUND
===============================================================================

-------------------------------------------------------------------------------
1997 MARKET HIGHLIGHTS
-------------------------------------------------------------------------------

 . The stock market experienced its third consecutive year of over 20% returns, with large-capitalization, high P/E stocks accounting for a large percentage of the gains.

 . Despite tremendous gains, the stock market saw expanding volatility, including two corrections of about 10%, and certain sectors corrected even more during 1997.

 . Asian turmoil dominated the news in the third and fourth quarters, causing many equity investors to reassess risk and reevaluate earnings prospects going forward.

 . Large financial and pharmaceutical companies generally performed well, while some HMOs and basic materials companies underperformed.

 . With greater attention to the risk side of the investment equation, many value stocks did well in the fourth quarter and may provide attractive opportunities going forward.

 . The prospects of lower inflation or possible deflation may pose difficulties for commodity-oriented companies in the future.

-------------------------------------------------------------------------------
1997 FUND HIGHLIGHTS
-------------------------------------------------------------------------------

 . One-year returns of 22.63% and 22.28% for Institutional Class shares and Service Class shares, respectively, as of 12/31/97.

 . The Fund reduced its position in financial stocks through the first half of the year, missing part of the second quarter rally, with proceeds invested largely in utilities.

 . The Fund's top 10 holdings as of year end were also its top 10 performers for the year, including companies such as AT&T, Ford Motor Company, and PG&E, all of which earned more than 50% for the Fund.

 . Both Institutional Class shares and Service Class shares received a four-star overall rating from Morningstar, Inc.* as of 12/31/97.

In the third consecutive year with stock market returns of over 20%, ten large-capitalization stocks with high price-to-earnings (P/E) ratios accounted for about 26% of the S&P 500's total return. At the same time, volatility increased and the stock market underwent two corrections of about 10%--one in the six weeks prior to the end of April, the other from the market's peak in July through the last week of October. Despite broad market gains, many individual stocks and sectors experienced even larger corrections.

-------------------------------------------------------------------------------
Capitalization The amount of outstanding equity a company has issued. Companies may vary greatly in the amount of equity capital they have raised, and their capitalization may change with new issues or stock repurchases.

Price-to-earnings ratio  The price of a stock divided by its earnings per share.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
* Morningstar, Inc. is an independent fund performance monitor. Its ratings reflect historic risk-adjusted performance, taking into account fees and other sales charges and may change monthly. Its ratings of 1 (low) to 5
   (high) stars are based on a fund's 3-, 5-, and 10-year average annual returns with fee adjustments in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day Treasury bill monthly returns. The top 10% of the funds in a rating group may receive 5 stars, the next 22.5% receive 4 stars, the middle 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. As of 12/31/97, the individual 3- and 5-year rating for the MainStay Institutional Value Equity Fund Institutional Class shares were 4 stars and 4 stars, respectively, out of 2,332 and 1,292 domestic equity funds for the respective period. The Fund's Service Class shares, introduced 1/1/95, received a 3-year rating of 4 stars out of 2,332 domestic equity funds for the period.

==============================================================================

As interest rates declined after peaking in April, interest-sensitive issues tended to outperform, with financial stocks providing robust returns, especially during the second quarter of 1997. Communications stocks and high P/E pharmaceuticals were also outstanding performers. Other sectors, including basic materials such as chemicals, paper, forest products, and agriculture, provided positive returns (some in the double digits), but still underperformed the market as a whole.

As Asian turmoil developed later in the year, investors began to focus more on the risk side of the investment equation, and value stocks generally did well in the fourth quarter. The fallout from the Asian situation may include lower inflation or possibly even deflation, which may be good for bonds, but bad for commodity-oriented equities. While volatility may remain high, if the market moves toward more historical return levels in 1998, value disciplines may provide opportunities for investors.

Given this context, how did the MainStay Institutional Value Equity Fund perform in 1997?

For the year ended 12/31/97, the MainStay Institutional Value Equity Fund returned 22.63% and 22.28% for Institutional Class shares and Service Class shares, respectively. Both share classes underperformed the average Lipper+ growth & income fund, which returned 27.14% for the year.

Why do you think the Fund underperformed its peers in 1997?

First, I want to point out that returns over 20% are by no means a negative. On the other hand, several factors impacted the Fund over the course of the year in a negative way. The Fund started 1997 heavily overweighted in the financial sector. As those stocks began to reach the Fund's valuation targets, we decreased the Fund's positions over the first half of the year. Interest-sensitive issues, however, and financial stocks in particular, had an outstanding second quarter. So we ended up selling as prices were rising. While all of the sales were positive for the portfolio, the overall decision to sell when we did contributed negatively to the Fund's performance relative to its peers.

What did you do with the proceeds of the Fund's financial stock sales?

We invested most of the proceeds in utility stocks. For the first three quarters of the year, that also penalized the Fund. But our proprietary research showed that utilities were generally undervalued and likely to outperform over time. With some utilities providing about 30% higher yields than Treasuries, we felt that they were a solid, conservative, and attractive investment. In the fourth quarter, Asian market turmoil caused many investors to rethink their risk taking and there was a renewed interest in utilities. The Fund's utility stocks made up for lost ground, with PG&E up 52% for the year and Long Island Lighting up 46%. Both were among the Fund's top-ten holdings and the Fund's top-ten performers.

Did the Fund continue to hold any financial stocks that performed well?

Yes. PNC Bank Corp. was up 57% and was also among the Fund's larger holdings. PNC is a regional bank the Fund held for its above-average earnings growth. In the fourth quarter, the stock was reevaluated based on its asset value and the Fund's position has been reduced.

Among insurance issues, the Fund owned Equitable, which benefited from restructuring, was reevaluated in the

-------------------------------------------------------------------------------
Volatility Fluctuations in the price of securities or markets, up or down, over a short period of time.

Correction A shift in security prices that brings them more in line with historically appropriate levels.

Inflation/deflation An increase in the cost of goods and services over time. As prices rise, the purchasing power of the dollar declines. Deflation is a reduction in the cost of goods over time. When deflation occurs, the purchasing power of the dollar increases.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
+ Lipper Analytical Services, Inc. is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.

================================================================================

marketplace, and returned 103% for the Fund in 1997. We had identified capital appreciation potential in Allstate, and when earnings accelerated faster than analysts anticipated, the stock returned 58% for the Fund. The Fund also held a large position in Travelers through most of the year and the stock was up 80%. As the stock outperformed, however, we cut back the Fund's position to look for other issues that had not reached their full potential.

Were there other new value-driven sectors where the Fund was invested?

Yes, the Fund had outstanding success in communications in 1997. We had sold AT&T several years ago, when the stock was an underperformer. But with recent management shifts, the company appeared to be focusing more closely on providing shareholder value, and that captured our attention. At the beginning of the year the Fund did not own any AT&T. At year-end 1997, AT&T was the Fund's largest holding and had provided a 90% return for the Fund. GTE was another communications company we bought that did well, although its progress was stalled midyear by its entry into the bidding war for MCI. The Fund earned about 25% from GTE in 1997. We believe that over time, the company's asset value may be unlocked for shareholders, either through proactive management or other market forces.

Did being value-oriented hurt the Fund in a strong year for growth stocks?

It may have. Some value managers saw opportunities in growth stocks with high price-to-earnings ratios and simply abandoned value investing to improve their performance. Although we saw the tremendous rise in pharmaceuticals, technology stocks, and large-capitalization issues, we did not pursue them because they did not fit the Fund's strict value investment disciplines. As a result, our performance may have lagged our peers who chose to abandon the value approach and invested in some growth opportunities. Of course, being out of technology helped in the fourth quarter, when many of the largest companies suffered severe setbacks.

In any event, we stuck closely to the Fund's value approach throughout the year. We found what we believed to be promising undervalued opportunities among HMOs, with companies like Aetna, Foundation Health, and CIGNA. Our process showed each of these issues to have positive value characteristics and we added the stocks or increased the Fund's positions in them at various points in the year. But the market was still adjusting to the HMO industry's transition from a growth phase into a more mature management phase. Despite low P/E ratios, low price to cash flow ratios, significant free cash flow, proactive management, and other positive characteristics, Aetna was down 11%, Foundation Health declined 10%, and CIGNA was flat for the year. Nevertheless, we still believe these stocks may offer positive potential going forward.

Were there other factors that negatively impacted performance?

Our decision to continue overweighting basic materials had a negative impact on the Fund's performance. Although fertilizers were a small portion of the Fund, they had a negative impact on performance. While it is typical for fertilizers to have cyclical performance, 1997 was the second year in a row fertilizers provided negative returns.

Chemical stocks and paper and forest products had two significant rallies during the year, but were underperformers as a group. Many of the Fund's stocks provided double-digit returns, but did not excel in a market that was up more than 33%.

--------------------------------------------------------------------------------
Price to cash flow ratio The relationship between the price of a stock and the amount of free cash flow the company is able to generate.

Cyclical stock A stock that tends to rise quickly with economic upturns and fall quickly when the economy slows. Noncyclical industries, such as food, insurance, and pharmaceuticals, are likely to have more consistent performance regardless of economic changes.
--------------------------------------------------------------------------------

================================================================================


Georgia Pacific was a good example. Their proactive management agreed to split the company into two parts to unlock value for shareholders. That's the kind of value catalyst that we look for, and the Fund bought Georgia Pacific during the year. Yet even though the stock did well, it underperformed the market as a whole.

What other stocks did the Fund buy in 1997?

We bought utilities for the Fund. In fact, in 1997 we increased utilities from 4% to 11% of the Fund. We saw real value in this sector and recognized that segmenting and separating underperforming assets would help investors identify where the real opportunities could be found. The utilities sector as a whole did very well for the Fund's investment portfolio in the fourth quarter, even though we lost some opportunity by being overweighted in utilities earlier in the year when this sector underperformed.

What were the Fund's most significant sales during the year?

The Fund had two types of sales. First were stocks that approached or met the Fund's valuation targets and were sold as part of the Fund's investment discipline to seek better opportunities. Others were stocks that performed below expectations or whose fundamentals had changed.

In the first category, the Fund had holdings like Chubb, Travelers, Wells Fargo, Allstate, Equitable, NationsBank, Banc One, and PNC. All of them were strong performers for the Fund but were sold as they increased in value. Because of their strength, we generally reduced the Fund's position rather than eliminate it entirely. AIG, however, fully reached the Fund's target price and increased its price-to-earnings ratio to the point where it looked more like a growth stock than a value stock. As a result, we sold the Fund's entire position with a very positive impact on performance.

Among cyclical stocks, we saw some companies with fundamentals that were starting to dissipate. We reduced the Fund's position in Tenneco and Goodyear Tire. In paper products, we sold Temple Inland and Rayonier, and among chemical firms, we cut back on Lyondell. All of these sales had a positive impact and were appropriate given their changing value characteristics.

Were there other positive value stories among stocks the Fund held throughout the year?

Yes. Ford Motor Company was one of the Fund's largest holdings in 1997, based on the same value criteria we use for all of the Fund's stocks. As earnings estimates were revised upward during the year by more than 50%, the stock brought in a 57% return for the Fund, which included an attractive 5% dividend yield. Owens Illinois is another large holding that did exceptionally well, and we added to the Fund's position during the year. Their strategy of acquiring companies that add to earnings paid off in 1997 with a 67% return for the year.

What's your outlook for 1998?

We believe the Asian turmoil may have a positive impact on value investing by making investors more aware of the risk side of the investment equation. At year end we were still attracted to utility stocks, which we believed to be undervalued. The impact of Asian difficulties may be greater than we originally anticipated in the basic materials markets, and particularly for commodity companies, so we are reevaluating our exposure in those areas. On the whole, however, we remain bullish on deep value stocks, not only for their capital appreciation potential, but also for the income many provide, which could act as a cushion if the market should decline or remain flat. While we're not making any predictions, we feel these considerations deserve careful attention after a seven-year bull market and three consecutive years of equity market returns over 20%.

Denis Laplaige
Jeffrey A. Simon
Portfolio Managers


--------------------------------------------------------------------------------
Past performance is no guarantee of future results.

                             [GRAPHS APPEAR HERE]

                  $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                      VALUE EQUITY FUND VS S&P 500 INDEX

                          INSTITUTIONAL CLASS SHARES

      DATE                VALUE EQUITY FUND                  S&P 500 INDEX
      ----                -----------------                  -------------
     1/2/91                     10,000                          10,000
      91                        13,660                          13,047
      92                        16,489                          14,040
      93                        18,945                          15,456
      94                        19,177                          15,660
      95                        24,819                          21,546
      96                        33,749                          31,955
      97                        37,255                          35,331

                  $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                      VALUE EQUITY FUND VS S&P 500 INDEX

                             SERVICE CLASS SHARES

       DATE               VALUE EQUITY FUND                  S&P 500 INDEX
       ----               -----------------                  -------------
      1/2/91                    10,000                          10,000
       91                       13,660                          13,047
       92                       16,489                          14,040
       93                       18,945                          15,456
       94                       19,177                          15,660
       95                       24,799                          21,546
       96                       33,584                          31,955
       97                       37,024                          35,331

Source: Lipper Analytical Services, Inc.
These graphs assume a $10,000 investment made on 1/2/91.

                                         Total Return*            SEC Average Annual Total Return*
PERFORMANCE                         as of December 31, 1997           as of December 31, 1997
---------------------------------------------------------------------------------------------------

                                           Year to Date        One Year  Five Year  Since Inception
---------------------------------------------------------------------------------------------------
Value Equity Fund Institutional Class      22.63%               22.63%    17.71%         20.65%
Value Equity Fund Service Class+           22.28%               22.28%    17.56%         20.54%
Average Lipper Growth & Income Fund        27.14%               27.14%    17.53%         17.83%
S&P 500 Stock Index                        33.36%               33.36%    20.27%         19.76%

YEAR-BY-YEAR PERFORMANCE
--------------------------------------------------------------------------------
                           Institutional Class Shares

                           [BAR GRAPH APPEARS HERE]

                   Year end                    Total Return %*
                   --------                    ---------------
                     1991                          36.60
                     1992                          20.71
                     1993                          14.90
                     1994                           1.22
                     1995                          29.42
                     1996                          22.41
                     1997                          22.63

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(% of net assets as of December 31, 1997)
--------------------------------------------------------------------------------
                           [PIE CHART APPEARS HERE]

Common Stocks                               94.35%
Cash, Equivalents & Other Assets             5.65%++

--------------------------------------------------------------------------------

TOP 10 HOLDINGS
(% of net assets as of December 31, 1997)
--------------------------------------------------------------------------------

 1. AT&T Corp.                                3.34%
 2. Ford Motor Co.                            2.37%
 3. RJR Nabisco Holdings Corp.                2.19%
 4. FPL Group, Inc.                           2.18%
 5. Long Island Lighting Co.                  2.13%
 6. Central and South West Corp.              2.10%
 7. PG&E Corp.                                2.10%
 8. Bowater Inc.                              1.85%
 9. Columbia/HCA Healthcare Corp.             1.85%
10. Transamerica Corp.                        1.80%

--------------------------------------------------------------------------------

TOP 5 INDUSTRY HOLDINGS
(% of net assets as of December 31, 1997)
--------------------------------------------------------------------------------

1. Utilities                                 11.03%
2. Banks                                      7.42%
3. Health Care                                6.33%
4. Insurance                                  5.24%
5. Retail                                     5.18%

--------------------------------------------------------------------------------
* Total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends, and, for the Service Class shares, include the service fee of .25%.

+ Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Fund's inception (1/2/91) up to December 31, 1994. Performance figures for these two Classes after this date will vary based on differences in their expense structures.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that upon redemption, shares may be worth more or less than their original cost.

   The Institutional Class shares are sold with no sales charge. The Service Class shares, first offered 1/1/95, are sold with no initial or contingent deferred sales charge, but are subject to an annual shareholder service fee of .25%.

++ Adjusted for liabilities.

VALUE EQUITY FUND
PORTFOLIO OF INVESTMENTS
December 31, 1997

COMMON STOCKS (94.4%)+

                                                        SHARES        VALUE
                                                      --------------------------
AIRLINES (2.2%)
AMR Corp. (a)........................................      86,800 $   11,153,800
Northwest Airlines Corp.
 Class A (a).........................................     216,800     10,379,300
                                                                  --------------
                                                                      21,533,100
                                                                  --------------
AUTO MANUFACTURING (2.4%)
Ford Motor Co. ......................................     485,400     23,632,912
                                                                  --------------
AUTO PARTS (4.0%)
Echlin Inc. .........................................     461,100     16,686,056
LucasVarity PLC ADR (b)..............................     358,000     12,485,250
Mark IV Industries, Inc. ............................     474,025     10,369,297
                                                                  --------------
                                                                      39,540,603
                                                                  --------------
BANKS (7.4%)
Banc One Corp. ......................................     278,800     15,142,325
Bankers Trust New
 York Corp. .........................................      98,700     11,097,581
Chase Manhattan Corp. ...............................      88,200      9,657,900
NationsBank Corp. ...................................     205,820     12,516,429
Norwest Corp. .......................................      20,000        772,500
PNC Bank Corp. ......................................     239,000     13,637,937
Wells Fargo & Co. ...................................      32,600     11,065,663
                                                                  --------------
                                                                      73,890,335
                                                                  --------------
CAPITAL GOODS (1.6%)
Xerox Corp. .........................................     212,700     15,699,919
                                                                  --------------
CHEMICALS (4.0%)
Agrium Inc. .........................................     814,300      9,924,281
Georgia Gulf Corp. ..................................     331,700     10,158,312
IMC Global Inc.......................................     402,260     13,174,015
Imperial Chemical Industries, PLC ADR (b)............      70,100      4,552,119
PPG Industries, Inc. ................................      35,900      2,050,788
                                                                  --------------
                                                                      39,859,515
                                                                  --------------
COMPUTERS & OFFICE EQUIPMENT (2.0%)
Ceridian Corp. (a)...................................     150,100      6,876,456
Lexmark International Group, Inc. Class A (a)........     353,500     13,433,000
                                                                  --------------
                                                                      20,309,456
                                                                  --------------
CONGLOMERATES (2.8%)
American Standard Cos.
 Inc. (a)............................................     391,000     14,980,188
Tenneco Inc..........................................     315,600     12,466,200
                                                                  --------------
                                                                      27,446,388
                                                                  --------------
CONTAINERS (2.8%)
Crown Cork & Seal Co., Inc. .........................     213,600     10,706,700
Owens-Illinois Inc. (a)..............................     460,600     17,474,012
                                                                  --------------
                                                                      28,180,712
                                                                  --------------

--------
+ Percentages indicated are based on Fund net assets.

                                                       SHARES        VALUE
                                                     --------------------------
DOMESTIC OIL (2.9%)
Amerada Hess Corp. .................................     159,800 $    8,769,025
Noble Affiliates, Inc. .............................     185,700      6,545,925
Unocal Corp.........................................     343,000     13,312,687
                                                                 --------------
                                                                     28,627,637
                                                                 --------------
ENERGY (4.2%)
Coastal Corp. (The).................................     213,100     13,198,881
MAPCO Inc...........................................     375,100     17,348,375
Seagull Energy Corp. (a)............................     547,000     11,281,875
                                                                 --------------
                                                                     41,829,131
                                                                 --------------
FINANCE (3.0%)
Transamerica Corp...................................     168,500     17,945,250
Travelers Group Inc.................................     212,652     11,456,626
                                                                 --------------
                                                                     29,401,876
                                                                 --------------
FOOD (0.9%)
IBP, Inc............................................     426,400      8,927,750
                                                                 --------------
FOOD, BEVERAGES & TOBACCO (4.9%)
Philip Morris Cos. .................................     282,000     12,778,125
RJR Nabisco Holdings Corp. .........................     580,700     21,776,250
UST Inc. ...........................................     389,300     14,379,769
                                                                 --------------
                                                                     48,934,144
                                                                 --------------
HEALTH CARE (6.3%)
Aetna Inc. .........................................     241,600     17,047,900
Allegiance Corp. ...................................     314,000     11,127,375
Columbia/HCA
 Healthcare Corp. ..................................     620,600     18,385,275
Foundation Health Systems, Inc. Class A (a).........     732,500     16,389,688
                                                                 --------------
                                                                     62,950,238
                                                                 --------------
HOUSEHOLD PRODUCTS (0.7%)
Premark International, Inc. ........................     237,000      6,873,000
                                                                 --------------
INSURANCE (5.2%)
Allstate Corp. (The)................................     175,171     15,918,665
Chubb Corp. ........................................     142,400     10,769,000
CIGNA Corp. ........................................      57,300      9,916,481
Equitable Cos., Inc. (The)..........................     312,500     15,546,875
                                                                 --------------
                                                                     52,151,021
                                                                 --------------
INTERNATIONAL OIL (2.6%)
British Petroleum Co., PLC
 ADR (b)............................................     132,000     10,518,750
Occidental Petroleum Corp. .........................     534,900     15,679,256
                                                                 --------------
                                                                     26,198,006
                                                                 --------------
PAPER & FOREST PRODUCTS (5.1%)
Bowater Inc. .......................................     413,800     18,388,237
Chesapeake Corp. ...................................     216,900      7,455,938
Georgia-Pacific Corp. ..............................     187,800     11,408,850

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

COMMON STOCKS (Continued)


                                                       SHARES        VALUE
                                                     --------------------------
PAPER & FOREST PRODUCTS (Continued)
Georgia-Pacific Corp.
 (Timber Group) (a).................................     338,200 $    7,672,913
Rayonier Inc. ......................................     125,250      5,330,953
                                                                 --------------
                                                                     50,256,891
                                                                 --------------
RAILROADS (4.0%)
CSX Corp. ..........................................     327,400     17,679,600
Illinois Central Corp. .............................     363,700     12,388,531
Union Pacific Corp..................................     157,700      9,846,394
                                                                 --------------
                                                                     39,914,525
                                                                 --------------
RECREATION & ENTERTAINMENT (1.3%)
Harrah's Entertainment,
 Inc. (a)...........................................     687,000     12,967,125
                                                                 --------------
RETAIL (5.2%)
Federated Department Stores, Inc. (a)...............     398,600     17,164,712
Kroger Co. (a)......................................     254,800      9,411,675
Penney (J.C.) Co., Inc. ............................     116,700      7,038,469
Toys "R" Us, Inc. (a)...............................     570,400     17,931,950
                                                                 --------------
                                                                     51,546,806
                                                                 --------------
TECHNOLOGY (1.2%)
International Business
 Machines Corp. ....................................     111,500     11,658,719
                                                                 --------------
TELECOMMUNICATION (3.3%)
AT&T Corp. .........................................     542,900     33,252,625
                                                                 --------------
TELECOMMUNICATION SERVICES (1.3%)
GTE Corp. ..........................................     246,800     12,895,300
                                                                 --------------
TEXTILE & APPAREL (0.9%)
Burlington Industries,
 Inc. (a)...........................................     414,900      5,730,806
Reebok International Ltd. (a).......................     101,900      2,935,994
                                                                 --------------
                                                                      8,666,800
                                                                 --------------
TIRE & RUBBER (1.0%)
Goodyear Tire & Rubber
 Co. (The)..........................................     159,900     10,173,638
                                                                 --------------
TRANSPORTATION (0.2%)
Arkansas Best Corp. (a).............................     202,400      1,973,400
                                                                 --------------
UTILITIES (11.0%)
Central & South West Corp...........................     773,400     20,930,138
FPL Group, Inc......................................     366,300     21,680,381
GPU, Inc. ..........................................      52,800      2,224,200
Long Island Lighting Co. ...........................     704,100     21,211,013
Northeast Utilities.................................      90,000      1,063,125
PECO Energy Co. ....................................     497,400     12,061,950
PG&E Corp. .........................................     685,500     20,864,906
Pinnacle West Capital Corp. ........................     229,200      9,712,350
                                                                 --------------
                                                                    109,748,063
                                                                 --------------
Total Common Stocks
 (Cost $763,343,360)................................                939,039,635
                                                                 --------------

SHORT-TERM INVESTMENTS (7.3%)

                                                  PRINCIPAL
                                                   AMOUNT         VALUE
                                                 ---------------------------
COMMERCIAL PAPER (7.3%)
American Express Credit Corp.
 6.05%, due 1/5/98.............................. $36,755,000  $   36,755,000
Ford Motor Credit Co.
 6.15%, due 1/2/98..............................  25,000,000      25,000,000
Prudential Funding Corp.
 5.85%, due 1/6/98..............................  10,869,000      10,869,000
                                                              --------------
Total Short-Term Investments
 (Cost $72,624,000).............................                  72,624,000
                                                              --------------
Total Investments
 (Cost $835,967,360) (c)........................       101.7%  1,011,663,635 (d)
Liabilities in Excess of Cash
 and Other Assets...............................        (1.7)    (16,433,830)
                                                 -----------  --------------
Net Assets......................................       100.0% $  995,229,805
                                                 ===========  ==============

--------
(a) Non-income producing security.
(b) ADR--American Depository Receipt.
(c) The cost for Federal income tax purposes is $836,610,583.
(d) At December 31, 1997, net unrealized appreciation was $175,053,052, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $196,040,243 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $20,987,191.

 The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

VALUE EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1997

ASSETS:
 Investment in securities, at value
  (identified cost $835,967,360)................................ $1,011,663,635
 Receivables:
 Dividends and interest.........................................      2,524,639
                                                                 --------------
   Total assets.................................................  1,014,188,274
                                                                 --------------
LIABILITIES:
 Payables:
 Investment securities purchased................................      9,859,322
 Fund shares redeemed...........................................      8,204,922
 MainStay Management............................................        713,255
 Transfer agent.................................................         53,194
 Custodian......................................................         23,570
 Accrued expenses...............................................        104,206
                                                                 --------------
   Total liabilities............................................     18,958,469
                                                                 --------------
 Net assets..................................................... $  995,229,805
                                                                 ==============
COMPOSITION OF NET ASSETS:
 Capital stock (par value of $.001 per share) 1 billion shares authorized
 Institutional Class............................................ $       60,172
 Institutional Service Class....................................            674
 Additional paid-in capital.....................................    794,040,625
 Accumulated undistributed net investment income................          5,790
 Accumulated undistributed net realized gain on investments.....     25,426,269
 Net unrealized appreciation on investments.....................    175,696,275
                                                                 --------------
 Net assets..................................................... $  995,229,805
                                                                 ==============
Institutional Class
 Net assets applicable to outstanding shares.................... $  984,220,306
                                                                 ==============
 Shares of capital stock outstanding............................     60,172,073
                                                                 ==============
 Net asset value per share outstanding.......................... $        16.36
                                                                 ==============
Institutional Service Class
 Net assets applicable to outstanding shares.................... $   11,009,499
                                                                 ==============
 Shares of capital stock outstanding............................        673,539
                                                                 ==============
 Net asset value per share outstanding.......................... $        16.35
                                                                 ==============

STATEMENT OF OPERATIONS
For the year ended December 31, 1997

INVESTMENT INCOME:
 Income:
 Dividends (a).................................................... $ 18,559,684
 Interest.........................................................    1,777,573
                                                                   ------------
   Total income...................................................   20,337,257
                                                                   ------------
 Expenses:
 Administration...................................................    4,819,937
 Advisory.........................................................    2,008,307
 Management.......................................................      941,883
 Transfer agent...................................................      243,708
 Shareholder communication........................................      136,223
 Professional.....................................................      125,778
 Custodian........................................................       87,010
 Registration.....................................................       54,976
 Service..........................................................       38,173
 Directors........................................................       28,243
 Miscellaneous....................................................       28,211
                                                                   ------------
   Total expenses.................................................    8,512,449
                                                                   ------------
 Net investment income............................................   11,824,808
                                                                   ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments.................................  153,566,785
 Net change in unrealized appreciation on investments.............   19,142,088
                                                                   ------------
 Net realized and unrealized gain on investments..................  172,708,873
                                                                   ------------
 Net increase in net assets resulting from operations............. $184,533,681
                                                                   ============

--------
(a) Dividends recorded net of foreign withholding taxes of $53,465.

 The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
VALUE EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1997 and December 31, 1996

                                                        1997          1996
                                                    ------------  ------------
INCREASE IN NET ASSETS:
 Operations:
 Net investment income............................. $ 11,824,808  $ 11,990,048
 Net realized gain on investments..................  153,566,785    84,508,224
 Net change in unrealized appreciation on
  investments......................................   19,142,088    50,724,771
                                                    ------------  ------------
 Net increase in net assets resulting from
  operations.......................................  184,533,681   147,223,043
                                                    ------------  ------------
 Dividends and distributions to shareholders:
 From net investment income:
  Institutional Class..............................  (11,794,002)  (11,732,570)
  Institutional Service Class......................      (93,075)     (189,419)
 From net realized gain on investments:
  Institutional Class.............................. (143,738,757)  (72,015,324)
  Institutional Service Class......................   (1,600,702)   (1,288,651)
                                                    ------------  ------------
   Total dividends and distributions to
    shareholders................................... (157,226,536)  (85,225,964)
                                                    ------------  ------------
 Capital share transactions:
 Net proceeds from sale of shares:
  Institutional Class..............................  182,364,147   174,875,420
  Institutional Service Class......................    4,997,992    10,412,344
 Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions:
  Institutional Class..............................  155,256,205    83,668,524
  Institutional Service Class......................    1,693,777     1,478,062
                                                    ------------  ------------
                                                     344,312,121   270,434,350
 Cost of shares redeemed:
  Institutional Class.............................. (200,632,469) (101,781,417)
  Institutional Service Class......................  (12,233,644)   (1,135,271)
                                                    ------------  ------------
  Increase (decrease) in net assets derived from
   capital share transactions......................  131,446,008   167,517,662
                                                    ------------  ------------
  Net increase in net assets.......................  158,753,153   229,514,741
NET ASSETS:
 Beginning of year.................................  836,476,652   606,961,911
                                                    ------------  ------------
 End of year....................................... $995,229,805  $836,476,652
                                                    ============  ============
 Accumulated undistributed net investment income... $      5,790  $     68,059
                                                    ============  ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

VALUE EQUITY FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                      INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                          CLASS     SERVICE CLASS     CLASS     SERVICE CLASS     CLASS     SERVICE CLASS  INSTITUTIONAL CLASS
                      ------------- ------------- ------------- ------------- ------------- ------------- -----------------------
                                                             YEAR ENDED DECEMBER 31
                      ------------------------------------------------------------------------------------------------------
                                 1997                        1996                        1995               1994      1993
                      --------------------------- --------------------------- --------------------------- --------  --------
Net asset value
 at beginning
 of year.........       $  15.87      $  15.85      $  14.43      $  14.43      $  11.58      $  11.58    $  12.40  $  14.16
                        --------      --------      --------      --------      --------      --------    --------  --------
Net investment
 income..........           0.23          0.16          0.25          0.23          0.21          0.20        0.17      0.16
Net realized and
 unrealized gain
 (loss) on
 investments.....           3.31          3.32          2.98          2.96          3.20          3.20       (0.02)     1.63
                        --------      --------      --------      --------      --------      --------    --------  --------
Total from
 investment
 operations......           3.54          3.48          3.23          3.19          3.41          3.40        0.15      1.79
                        --------      --------      --------      --------      --------      --------    --------  --------
Less dividends
 and
 distributions:
From net
 investment
 income..........          (0.23)        (0.16)        (0.25)        (0.23)        (0.21)        (0.20)      (0.17)    (0.37)
From net realized
 gain on
 investments.....          (2.82)        (2.82)        (1.54)        (1.54)        (0.35)        (0.35)      (0.80)    (3.18)
                        --------      --------      --------      --------      --------      --------    --------  --------
Total dividends
 and
 distributions...          (3.05)        (2.98)        (1.79)        (1.77)        (0.56)        (0.55)      (0.97)    (3.55)
                        --------      --------      --------      --------      --------      --------    --------  --------
Net asset value
 at end of year..       $  16.36      $  16.35      $  15.87      $  15.85      $  14.43      $  14.43    $  11.58  $  12.40
                        ========      ========      ========      ========      ========      ========    ========  ========
Total investment
 return .........          22.63%        22.28%        22.41%        22.10%        29.42%        29.32%       1.22%    14.90%
Ratios (to
 average net
 assets)/Supplemental
 Data:
 Net investment
  income.........           1.30%         1.05%         1.70%         1.45%         1.64%         1.39%       1.50%     1.38%
 Net expenses....           0.93%         1.18%         0.92%         1.17%         0.93%         1.18%       0.92%     0.90%
 Expenses (before
  reimbursement)..          0.93%         1.18%         0.92%         1.17%         0.93%         1.18%       0.92%     0.93%
Portfolio
 turnover rate...             66%           66%           50%           50%           51%           51%         43%       83%
Average
 commission rate
 paid............       $ 0.0592      $ 0.0592      $ 0.0594      $ 0.0594          (a)           (a)         (a)       (a)
Net assets at end
 of year
 (in 000's)......       $984,220      $ 11,010      $821,725      $ 14,752      $603,749      $  3,213    $396,537  $305,060

--------
(a) Disclosure of amount required for fiscal years beginning on or after September 1, 1995.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

BOND FUND
================================================================================

--------------------------------------------------------------------------------
1997 MARKET HIGHLIGHTS
--------------------------------------------------------------------------------

 . Interest rates remained relatively stable during the first half of 1997, despite a Federal Reserve Board move to raise interest rates 25 basis points at the end of March.

 . In the second half of the year, expectations of slowing economic growth and a budget surplus along with low inflation caused interest rates to decline and bond prices to rally.

 . The yield curve flattened in the second half of 1997, as foreign central banks sold U.S. short-term securities to raise cash to defend their currencies. Long-term U.S. government securities outperformed on expectations of reduced inflation and slower economic growth.

 . Corporate bonds, which were relatively strong in the first half of 1997, underperformed in the second half of the year.

 . Fiscal problems in Southeast Asia led to a flight to quality, which helped the rally in long-term bonds.

 . The reduction in the United States budget deficit led many investors to rethink supply and demand dynamics as fewer government securities may be required to fund a smaller deficit.

--------------------------------------------------------------------------------
1997 FUND HIGHLIGHTS
--------------------------------------------------------------------------------

 . One-year total returns of 8.57% and 8.21% for Institutional Class shares and Service Class shares, respectively, as of 12/31/97.

 .  Both share classes outperformed the average Lipper* intermediate U.S.
   government fund, which returned 8.08% for the year ended 12/31/97.

 . The Institutional Class shares and Service Class shares ranked 47 and 57 out of 123 funds, respectively, for the year ended 12/31/97.

 . The Fund benefited from a neutral duration during the first half of the year and a longer duration during the second half of 1997.

 . The Fund also benefited from shifting opportunities among older and newer issues and a movement out of mortgage-related issues into government and agency securities.

 . Asset-backed securities accounted for as much as 20% of the portfolio in the first half of the year. The Fund profited by reducing this position by 10% early in the second half of the year in anticipation of increased volatility and prepayment concerns.

As years go, 1997 had a relatively split personality. During the first half of the year, bonds traded in a relatively narrow range, despite the Federal Reserve Board's move to raise interest rates 25 basis points at the end of March. Opportunities among Treasury securities were limited, shifting the market's focus toward yield-enhancing securities, such as corporates, mortgage-backed and asset-backed securities, and collateralized mortgage obligations.

--------------------------------------------------------------------------------
Basis point   One hundredth of one percent in the yield of an investment, i.e.,
100 basis points equals 1%.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
* Lipper Analytical Services, Inc. is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.

================================================================================


In the second half of the year, expectations of slowing economic growth, reduced budget deficits and continued low inflation led to a bond price rally as yields declined. At the same time, however, declining yields raised the specter of prepayments in mortgage-backed and asset-backed securities, making these sectors less attractive to investors.

Problems in the economies of several Asian nations led both domestic and foreign investors to pursue higher-quality investments, which contributed to a rally in long-term U.S. government bonds and underperformance in other sectors, including corporate bonds. The full impact of the Asian turmoil on corporate bonds, particularly those of multinational companies, has yet to be seen.

Meanwhile, fiscal strength in the United States resulted in a strong dollar worldwide. This combined with high inflation-adjusted returns to make U.S. bonds attractive to foreign investors. A declining U.S. budget deficit reduced the amount of bonds the government may need to issue, shifting supply and demand dynamics in the government securities market.

Given this context, how did the MainStay Institutional Bond Fund do in 1997?

For the year ended 12/31/97, the MainStay Institutional Bond Fund returned 8.57% and 8.21% for Institutional Class shares and Service Class shares, respectively. Both share classes ranked in the top 50% of all Lipper intermediate U.S. government funds, with the average peer fund returning 8.08% for the year.

How did you manage the Fund's duration over the course of the year?

As portfolio managers, we adapted the Fund's duration to the market environment. In the first half of the year, there were few opportunities to benefit from the yield curve or duration plays, so the Fund maintained a relatively neutral duration. In the second half of the year, the yield curve flattened substantially as selling by foreign central banks put pressure on short-term rates. With expectations of slower economic growth and low inflation, we lengthened the Fund's duration to about 5.6 years, which is where the Fund stood at year end. This strategy proved successful, as problems developed in the Pacific Rim and many investors sought a safe haven in high-quality, long-term bonds.

Which types of securities did you emphasize in the portfolio?

Once again, the Fund had to adapt to changing market conditions. In the first half of the year, there were very few opportunities to increase value with government securities, so we moved the Fund out of Treasuries and increased its positions among yield-enhancing bonds, including corporates, mortgage-backed securities, asset-backed bonds, and unleveraged collateralized mortgage obligations (CMOs). When opportunities arose, the Fund took profits in CMOs, and also invested some of its assets in low-balance mortgage loans.

--------------------------------------------------------------------------------
Yield   The income per share (or current value of a security) paid to investors over a specified period of time as a percentage of the cost of the security. Mutual fund yields are expressed as a percentage of the fund's current price per share.

Mortgage-backed securities   Securities representing interests in "pools" of
mortgages in which principal and interest payments by the holders of underlying fixed- or adjustable-rate mortgages are, in effect, "passed through" to investors (net of fees paid to the issuer or guarantor of the securities).

Asset-backed securities Bonds or notes backed by loan paper or an anticipated income stream from the sale of merchandise or services. The bonds are generally originated by banks, credit card companies, or other providers of credit and often "enhanced" by a bank letter of credit or by insurance from an institution other than the issuer.

Inflation   An increase in the cost of goods and services over time. As prices rise, the purchasing power of the dollar declines.

Yield curve   When interest rates available from various short-, intermediate-, and long-term securities are plotted on a graph, the resulting line is known as a yield curve.
--------------------------------------------------------------------------------

================================================================================


What are low-balance mortgage loans?

They are securities which are rated AAA,+ and principally backed by smaller nonconforming, limited-documentation mortgages to self-employed individuals. The focus is on individuals with impeccable credit credentials. Since the borrowers generally pay about 100 basis points over standard mortgages, we found them very attractive for the Fund. While more investors are now beginning to see the opportunities in these securities, the Fund was among the early investors and did well with them.

Were there other securities that attracted your attention through the first half of the year?

Yes. The Fund invested in manufactured housing loans which were rated AAA, and home equity loans of similar quality. Both were positive contributors to the Fund's performance.

How did the economic environment change in the second half of the year?

In the second half of 1997, several factors converged to cause bonds to perform very well. Over the course of 1997, yields declined 85 basis points for the 30-year U.S. Treasury bond and 40 basis points for 2-year Treasuries. Since bond prices rise when yields decline, this was positive for the Fund's overall performance, particularly since the Fund was invested in longer-duration bonds. In fact, the last four months of the year generated all of the increase in price and over 50% of the total return in the bond market. While the economic and inflation picture remained relatively positive, problems in Asia caused a flight to quality, which created heavy demand among government securities and helped contribute to declining yields.

How did the bond rally affect risk in the market for income securities?

In general, with yields declining, prepayment risk increased. So we decided to trim the Fund's holdings in mortgage-backed and asset-backed securities. The Fund maintained small positions in commercial asset-backed securities and CMOs, where prepayment risk is generally lower. We believe we made the right call on mortgage-backed securities, as they underperformed over the second half of the year.

Where did you invest the money from the sale of mortgage-backed and asset-backed securities?

Primarily into Treasury securities. In the second half of the year, the Fund was able to capitalize on several technical opportunities to switch between newer and older government issues and back again, based on shifting supply and demand characteristics in the market. The positive impact on overall performance was enhanced by the Fund's longer duration strategy.

Were there other securities that you bought for the Fund in the second half of the year?

We also purchased some agency securities for the Fund. In October, rising credit concerns caused yield spreads on all non-Treasury investments to widen about 15 basis points. At that time, we saw opportunities in bullet 5-year agency securities. We also increased the Fund's position in paper issued by the Federal National Mortgage

--------------------------------------------------------------------------------
Duration   A measure of price sensitivity, which adjusts for the time value of the payments investors will receive and which takes into account interest payments as well as principal payments. Duration is a better gauge of interest-rate sensitivity than average maturity alone.

Flight to quality   When investors in general move to improve the credit quality and liquidity of the securities they own, either because of credit concerns or international crisis.

Agency securities   Securities issued by U.S. government agencies and federally related institutions. These securities are exempt from SEC registration and from state and local taxes.

Bullet securities   Noncallable bonds that do not have potential yield-enhancing features.

Paper   Debt instrument issued by a corporation or other issuer. The term is also used to refer to commercial paper, which is unsecured short-term corporate debt.

Yankee bonds   Dollar-denominated bonds issued in the United States by foreign banks and corporations, usually when conditions in the U.S. are more favorable than in other markets, including the issuer's domestic market overseas.

Weighting/Overweighted   The proportion of a portfolio allocated to a specific
security or sector, i.e., a fund is said to be overweighted in a sector when that portion of the portfolio is greater than the sector's general relationship to the market as a whole.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
+ Debt rated AAA has the highest rating assigned by Standard & Poor's, and according to Standard & Poor's the capacity for these securities to pay interest and repay principal is extremely strong.

================================================================================

Association, which offered attractive characteristics with limited prepayment concerns. Both have performed in line with our expectations, contributing positively to the Fund's performance.

How did the Fund's corporate bonds perform?

Although corporates, particularly Yankee bonds, financial issues, and telecommunications issues, performed relatively well in the first half of the year, corporate bonds were the weak spot in the bond market during the second half of the year. October was one of the worst months of the decade for the performance of the corporate bond market. The bond market's best performers in the second half of the year were banks, where the Fund was overweighted, and utilities, where credit concerns caused us to maintain an underweighted position for the Fund.

How did the Fund's Yankee bonds perform?

The Fund's Yankee holdings performed well in the first half of the year. In the second half of the year, however, the Fund had a slightly overweighted position in Korean paper that suffered a downgrade. Although we sold it before the downgrade occurred, it had a negative impact on the Fund's performance, even though Yankee bonds have no currency exposure. The Fund had other Yankee holdings that performed better, but not enough to overshadow the Korean difficulty.

Has the portfolio maintained its high quality rating?

Yes it has. At the end of 1997, the securities in the Fund had an average weighted quality rating of AA+ overall++. The Fund seeks to take advantage of opportunities as they arise, but as managers, we do not seek to enhance yield at the expense of compromising the quality of the Fund's investments.

Do you have any regrets regarding 1997?

Not really, we believe we acted prudently throughout the year, adjusting the Fund's holdings to reflect the shifting opportunities as they arose. Of course, there may have been some opportunities we missed, but overall, we believe mortgage-backed securities were the best investments in the first half of the year, and Treasuries were best in the second half of the year. Since that was where the Fund was primarily invested, we have no particular regrets.

What do you see on the horizon?

Going forward, we believe the economy will continue to slow, at least for the first six months of 1998, reflecting the impact of the Asian crisis. The decreasing budget deficit may reduce the need for Treasury financing and unless demand slackens, the reduced supply should have a positive effect on Treasuries. We also believe that stability on the inflation front will generally be good for the bond market. At the same time, we're concerned that strong performance in the bond market may cause some investors to become complacent. With unemployment at such low levels, there remains the possibility that wage hikes could negatively impact profits, and ultimately create inflationary pressure. So we are keeping our eyes open and carefully monitoring market developments.

Do you think the Southeast Asian situation will have a major effect on the markets?

It certainly has caused many investors to rethink their positions on risk. We will have to wait and see how severe the fallout will be for international markets and the U.S. economy. The flight to quality has had a positive impact on funds like ours, which as of the end of 1997 were positioned for high quality and long duration. Regardless of how things develop on the international front, the Fund will continue to seek to maximize total return, consistent with liquidity, low risk to principal, and investment in debt securities.

Ravi Akhoury
Edward Munshower
Portfolio Managers


--------------------------------------------------------------------------------
     Past performance is no guarantee of future results.

++ Debt rated AA+ by Standard & Poor's is considered by Standard & Poor's to have a very strong capacity to pay interest and repay principal, and differs from the highest rated issues only in small degree. The + indicates that the securities are somewhat stronger than those rated AA alone.

                             [GRAPHS APPEAR HERE]

                  $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                        BOND FUND VS LEHMAN BROTHERS
                        GOVERNMENT/CORPORATE BOND INDEX

                          INSTITUTIONAL CLASS SHARES


                                                           LEHMAN BROTHERS
      DATE              BOND FUND INSTITUTIONAL         GOV'T/CORP BOND INDEX
      -------           -----------------------         ---------------------
      1/02/91                   10,000                          10,000
         1991                   11,400                          11,613
         1992                   12,128                          12,494
         1993                   13,310                          13,873
         1994                   12,870                          13,388
         1995                   15,170                          15,963
         1996                   15,595                          16,426
         1997                   16,931                          18,029


                  $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                         BOND FUND VS LEHMAN BROTHERS
                        GOVERNMENT/CORPORATE BOND INDEX

                             SERVICE CLASS SHARES

                                                           LEHMAN BROTHERS
      DATE                     BOND FUND                GOV'T/CORP BOND INDEX
      -------                  ---------                ---------------------
      1/02/91                   10,000                          10,000
         1991                   11,400                          11,613
         1992                   12,128                          12,494
         1993                   13,310                          13,873
         1994                   12,870                          13,388
         1995                   15,128                          15,963
         1996                   15,525                          16,426
         1997                   16,799                          18,029

Source: Lipper Analytical Services, Inc.
These graphs assume a $10,000 investment made on 1/2/91.

                                                     Total Return*                     SEC Average Annual Total Return*
PERFORMANCE                                     as of December 31, 1997                    as of December 31, 1997
----------------------------------------------------------------------------------------------------------------------------
                                                     Year to Date             One Year        Five Year   Since Inception
----------------------------------------------------------------------------------------------------------------------------
Bond Fund Institutional Class                           8.57%                   8.57%           6.90%          7.81%
Bond Fund Service Class+                                8.21%                   8.21%           6.73%          7.69%
Average Lipper Intermediate U.S.
  Government Fund                                       8.08%                   8.08%           6.00%          7.26%
Lehman Brothers Gov't/Corporate Bond Index              9.76%                   9.76%           7.61%          8.78%

YEAR-BY-YEAR PERFORMANCE
--------------------------------------------------------------------------------

                          Institutional Class Shares

                           [BAR GRAPH APPEARS HERE]


              YEAR END        TOTAL RETURN %*
              --------        ---------------
                1991                 14.00
                1992                  6.39
                1993                  9.74
                1994                 (3.31)
                1995                 17.88
                1996                  2.80
                1997                  8.57

QUALITY BREAKDOWN++
(% of bonds as of December 31, 1997)
--------------------------------------------------------------------------------

                Government/Agency       46.99%
                AAA                     31.79%
                AA                       4.01%
                A                       11.69%
                BBB                      5.52%
                                       -------
                                       100.00%

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(% of net assets as of December 31, 1997)
--------------------------------------------------------------------------------

[PIE CHART APPEARS HERE]

                U.S. Government &
                Federal Agencies                45.32%
                Domestic Bonds                  24.21%
                Cash, Equivalents &
                Other Assets                     3.56%(S)
                Other Asset-Backed/
                Mortgage-Backed
                Securities                      25.83%
                Certificates of Deposit          1.08%

--------------------------------------------------------------------------------

TOP 10 HOLDINGS
(% of net assets as of December 31, 1997)
--------------------------------------------------------------------------------
1.    US Treasury Bond, 11/25/27, 6.125%                        13.26%
2.    US Treasury Note, 11/15/04, 7.875%                         6.24%
3.    US Treasury Bond, 8/15/13, 12.00%                          5.35%
4.    FNMA, 7/23/99, 5.96%                                       4.76%
5.    US Treasury Bond, 2/15/25, 7.625%                          4.31%
6.    Hydro-Quebec, 7/7/24, 8.05%                                3.39%
7.    Green Tree Financial Corp., 2/15/18, 6.49%                 2.72%
8.    FNMA #73915, 1/1/07, 6.87%                                 2.26%
9.    US Treasury Note, 2/15/03, 6.25%                           2.22%
10.   PNC Mortgage Sec. Corp., 7/25/27, 6.60%                    2.02%
--------------------------------------------------------------------------------
TOP 5 INDUSTRY HOLDINGS
(% of net assets as of December 31, 1997)
--------------------------------------------------------------------------------
1.    US Government & Federal Agencies                          45.32%
2.    Banks                                                      7.46%
3.    Commercial Mortgages                                       6.53%
4.    Consumer Loans                                             5.53%
5.    Industrial                                                 4.02%

Average Maturity                                              9.4 years
(as of 12/31/97)
--------------------------------------------------------------------------------
* Total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends, and, for the Service Class shares, include the service fee of .25%.

+ Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Fund's inception (1/2/91) up to December 31, 1994. Performance figures for these two Classes after this date will vary based on differences in their expense structures.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that upon redemption, shares may be worth more or less than their original cost.

    The Institutional Class shares are sold with no sales charge. The Service Class shares, first offered 1/1/95, are sold with no initial or contingent deferred sales charge, but are subject to an annual shareholder service fee of .25%.

++ Actual percentages will vary over time. Bond quality ratings provided by Standard & Poor's. See the prospectus for details.

(S) Adjusted for liabilities.

BOND FUND
PORTFOLIO OF INVESTMENTS
December 31, 1997

LONG-TERM INVESTMENTS (96.5%)+
ASSET-BACKED
SECURITIES (15.5%)

                                                        PRINCIPAL
                                                         AMOUNT       VALUE
                                                       ------------------------
AIRCRAFT LEASES (1.1%)
Aircraft Lease Portfolio Securitization Ltd.
 Series 1996-1 Class C
 7.35%, due 6/15/06 (a)..............................  $ 1,982,257 $  1,982,257
                                                                   ------------
AUTO LEASES (2.0%)
Nissan Auto Receivables Grantor Trust
 Series 1997-A Class A
 6.15%, due 2/15/03..................................    3,674,656    3,673,333
                                                                   ------------
CONSUMER LOANS (5.5%)
BankBoston Recreational Vehicle Asset-Backed Trust
 Series 1997-1 Class A10 6.39%, due 1/15/03..........    2,025,000    2,031,845
Chase Manhattan Recreational Vehicle Owner Trust
 Series 1997-A Class A5 6.05%, due 11/15/04..........    2,025,000    2,020,970
Green Tree Recreational Equipment & Consumer Trust
 Series 1997-C Class A1 6.49%, due 2/15/18...........    5,017,547    5,035,810
NationsCredit Grantor Trust Series 1997-2 Class A2
 6.25%, due 11/15/13.................................    1,157,996    1,158,957
                                                                   ------------
                                                                     10,247,582
                                                                   ------------
CREDIT CARD RECEIVABLES (1.3%)
Standard Credit Card
 Master Trust
 Series 1995-4 Class A
 5.975%, due 2/15/00 (a).............................    2,375,000    2,375,095
                                                                   ------------
RATE REDUCTION BONDS (3.1%)
California Infrastructure & Economic Development Bank
 Special Purpose Trust San Diego Gas & Electric-1
 Series 1997-1 Class A2
 6.04%, due 3/25/02..................................    3,340,000    3,340,835
 Series 1997-1 Class A6
 6.31%, due 9/25/08..................................    2,440,000    2,452,517
                                                                   ------------
                                                                      5,793,352
                                                                   ------------
EQUIPMENT LOANS (2.5%)
Case Equipment Loan Trust Series 1997-A Class A3
 6.45%, due 3/15/04..................................    2,865,000    2,882,333

--------
+ Percentages indicated are based on Fund net assets.

                                                        PRINCIPAL
                                                         AMOUNT       VALUE
                                                       ------------------------
EQUIPMENT LOANS (Continued)
Newcourt Receivables Asset Trust
 Series 1996-2 Class A
 6.87%, due 6/20/04................................... $   898,799 $    902,844
 Series 1996-3 Class A
 6.24%, due 12/20/04..................................     793,386      791,704
                                                                   ------------
                                                                      4,576,881
                                                                   ------------
Total Asset-Backed Securities (Cost $28,593,307)......               28,648,500
                                                                   ------------
CERTIFICATE OF DEPOSIT (1.1%)
BANKS (1.1%)
Mercantile Safe Deposit & Trust Co., Baltimore, MD
 6.30%, 8/16/99.......................................   2,000,000    2,007,400
                                                                   ------------
Total Certificate of Deposit (Cost $2,000,000)........                2,007,400
                                                                   ------------
CORPORATE BONDS (18.4%)
BANKS (6.4%)
Banc One Corp.
 7.60%, due 5/1/07....................................   1,500,000    1,612,260
Bankers Trust New York Corp. 6.70%, due 10/1/07 (g)...   1,520,000    1,518,282
Capital One Bank
 7.15%, due 9/15/06...................................   2,475,000    2,523,807
First National Bank Commerce 6.50%, due 1/14/00.......   2,000,000    2,015,340
MBNA American Bank, N.A. 7.25%, due 9/15/02...........   2,000,000    2,057,940
SouthTrust Bank of Alabama (Birmingham)
 7.69%, due 5/15/25...................................   1,875,000    2,087,569
                                                                   ------------
                                                                     11,815,198
                                                                   ------------
BROKERAGE (2.1%)
Lehman Brothers Holdings, Inc. 7.375%, due 5/15/07....   2,000,000    2,094,760
Salomon, Inc.
 6.70%, due 7/5/00....................................   1,715,000    1,734,157
                                                                   ------------
                                                                      3,828,917
                                                                   ------------
FINANCE (3.5%)
AB Spintab
 7.50%, due 8/14/49 (d)...............................   1,395,000    1,436,292
 7.9391%, beginning 8/14/06
Associates Corp. of North America
 5.96%, due 5/15/37...................................   1,610,000    1,639,044
Integra Financial Corp. 6.50%, due 4/15/00............   3,445,000    3,472,009
                                                                   ------------
                                                                      6,547,345
                                                                   ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

CORPORATE BONDS (Continued)

                                                        PRINCIPAL
                                                         AMOUNT       VALUE
                                                       ------------------------
INDUSTRIAL (4.0%)
Dayton Hudson Co. 5.895%, due 6/15/37................. $ 2,585,000 $  2,605,628
Merck & Co., Inc.
 Series B
 5.76%, due 5/3/37 (g)................................     900,000      921,591
Philip Morris Cos., Inc. 7.25%, due 1/15/03...........   2,490,000    2,568,908
Sears Roebuck Acceptance Corp. Series IV
 6.36%, due 12/4/01 (g)...............................   1,360,000    1,363,618
                                                                   ------------
                                                                      7,459,745
                                                                   ------------
TRANSPORTATION (1.1%)
Norfolk Southern Corp. 7.05%, due 5/1/37..............   2,025,000    2,147,229
                                                                   ------------
UTILITIES--TELEPHONE (1.3%)
BellSouth Capital Funding Corp. 6.04%, due 11/15/26...   2,345,000    2,386,671
                                                                   ------------
Total Corporate Bonds (Cost $33,655,356)..............               34,185,105
                                                                   ------------
MORTGAGE-BACKED SECURITIES (10.4%)
COMMERCIAL MORTGAGE LOANS
 (COLLATERALIZED MORTGAGE
 OBLIGATIONS)
 (6.5%)
Asset Securitization Corp. Series 1997-D5 Class A1C
 6.75%, due 2/14/41...................................   1,975,000    2,016,850
Bear Stearns Mortgage Securities, Inc.
 Series 1996-4 Class AI2 10.50%, due 9/25/27..........     812,299      845,294
GS Mortgage Securities Corp. II Series 1997-GL Class
 A2B 6.86%, due 7/13/30...............................   1,610,000    1,653,615
Merrill Lynch Mortgage Investors, Inc.
 Series 1995-C2 Class A1 7.3437%, due 6/15/21 (a).....   2,113,300    2,150,178
PNC Mortgage Securities Corp. Series 1997-6 Class A2
 6.60%, due 7/25/27 (b)...............................   3,729,003    3,739,221
Structured Asset Securities Corp.
 Series 1997-LLI Class A1 6.79%, due 6/12/04..........   1,668,951    1,705,701
                                                                   ------------
                                                                     12,110,859
                                                                   ------------

                                                       PRINCIPAL
                                                        AMOUNT       VALUE
                                                      ------------------------
FIRST MORTGAGE LOANS
 (COLLATERALIZED MORTGAGE
 OBLIGATIONS)
 (3.9%)
Countrywide Mortgage-Backed Securities Inc.
 Series 1997-A3 Class A7 10.00%, due 5/25/27........  $ 1,973,421 $  2,067,849
 Series 1997-A5 Class A4 10.00%, due 7/25/27........      978,787    1,022,314
 Series 1997-A8 Class A2 10.00%, due 10/25/27.......      915,477    1,017,992
 Series 1997-A9 Class A8 10.00%, due 11/26/27.......    1,420,268    1,507,586
Structured Asset Securities Corp.
 Series 1996-2 Class A1
 7.00%, due 8/25/26.................................    1,488,403    1,495,726
                                                                  ------------
                                                                     7,111,467
                                                                  ------------
Total Mortgage-Backed Securities (Cost $19,123,471).                19,222,326
                                                                  ------------

U.S. GOVERNMENT &
FEDERAL AGENCIES (45.3%)

FEDERAL NATIONAL MORTGAGE ASSOCIATION (4.7%)
 5.96%, due 7/23/99 (g).............................    8,810,000    8,831,584
                                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
 (MORTGAGE PASS-THROUGH SECURITIES) (3.7%)
 6.54%, due 2/4/05 TBA (e)..........................    1,400,000    1,420,902
 6.65%, due 1/30/08 TBA (e).........................    1,160,000    1,185,636
 6.87%, due 1/1/07 (f)..............................    4,049,590    4,188,856
                                                                  ------------
                                                                     6,795,394
                                                                  ------------
UNITED STATES TREASURY BONDS (24.6%)
 6.125%, due 11/15/27 (c)...........................   23,915,000   24,576,489
 7.625%, due 2/15/25 (c)............................    6,585,000    7,991,490
 8.875%, due 8/15/17................................    2,318,000    3,076,774
 12.00%, due 8/15/13 (c)............................    6,730,000    9,916,251
                                                                  ------------
                                                                    45,561,004
                                                                  ------------
UNITED STATES TREASURY NOTES (12.3%)
 5.625%, due 11/30/00...............................    1,610,000    1,606,973
 6.25%, due 2/15/03 (c).............................    4,020,000    4,111,093
 6.25%, due 2/28/02.................................    3,125,000    3,182,125
 6.625%, due 5/15/07 (c)............................    1,100,000    1,164,284
 7.75%, due 11/30/99................................    1,140,000    1,182,214
 7.875%, due 11/15/04 (c)...........................   10,355,000   11,576,580
                                                                  ------------
                                                                    22,823,269
                                                                  ------------
Total U.S. Government & Federal Agencies
 (Cost $82,338,476).................................                84,011,251
                                                                  ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

                                                PRINCIPAL
                                                 AMOUNT           VALUE
                                               ----------------------------
YANKEE BONDS (5.8%)
FINANCE (2.4%)
Banesto Finance Ltd.
 7.50%, due 3/25/07........................... $   770,000     $    809,370
Corporacion Andina de Fomento
 7.79%, due 3/1/17............................     670,000          694,824
Deutche Bank Finance NV 6.375%, due 12/23/98..   2,915,000        2,926,485
                                                               ------------
                                                                  4,430,679
                                                               ------------
FOREIGN GOVERNMENTS (3.4%)
Hydro-Quebec (Province of) Canada 8.05%, due
 7/7/24.......................................   5,425,000        6,277,051
                                                               ------------
Total Yankee Bonds (Cost $10,327,574).........                   10,707,730
                                                               ------------
Total Long-Term Investments (Cost
 $176,038,184)................................                  178,782,312
                                                               ------------

SHORT-TERM
INVESTMENTS (3.5%)

COMMERCIAL PAPER (3.5%)
American Express Credit Corp. 6.107%, due
 1/2/98.......................................   3,000,000        3,000,000
American General Finance Corp. 6.652%, due
 1/2/98.......................................   3,530,000        3,530,000
                                                               ------------
Total Short-Term Investments (Cost
 $6,530,000)..................................                    6,530,000
                                                               ------------
Total Investments (Cost $182,568,184) (i).....       100.0%     185,312,312 (j)
Cash and Other Assets,
 Less Liabilities.............................         0.0 (h)       64,379
                                               -----------     ------------
Net Assets....................................       100.0%    $185,376,691
                                               ===========     ============

--------
(a) Floating rate. Rate shown is the rate in effect at December 31, 1997.
(b) ARM-Adjustable Rate Mortgage. Resets monthly.
(c) Represents securities out on loan or a portion of which is out on loan.
(d) May be sold to institutional investors only.
(e) TBA: Securities purchased on a foward commitment basis with an approximate principal amount and maturity date. The actual principal amount and the maturity date will be determined upon settlement.
(f) Segregated or partially segregated as collateral for TBAs.
(g) Medium-Term Note
(h) Less than one tenth of a percent.
(i) The cost for Federal income tax purposes is $182,589,276.
(j) At December 31, 1997 net unrealized appreciation was $2,723,036, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $2,740,880 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $17,844.

 The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1997

ASSETS:
 Investment in securities, at value (identified cost
  $182,568,184).................................................. $185,312,312
 Cash............................................................        5,451
 Collateral held for securities loaned, at value (Note 6)........   38,642,169
 Receivables:
 Interest........................................................    2,636,863
 Fund shares sold................................................      186,304
                                                                  ------------
   Total assets..................................................  226,783,099
                                                                  ------------
LIABILITIES:
 Securities lending collateral, at value (Note 6)................   38,642,169
 Payables:
 Investment securities purchased.................................    2,582,805
 MainStay Management.............................................      102,634
 Fund shares redeemed............................................       35,488
 Custodian.......................................................        5,583
 Transfer agent..................................................        4,585
 Accrued expenses................................................       33,144
                                                                  ------------
   Total liabilities.............................................   41,406,408
                                                                  ------------
 Net assets...................................................... $185,376,691
                                                                  ============
COMPOSITION OF NET ASSETS:
 Capital stock (par value of $.001 per share) 1 billion shares authorized
 Institutional Class............................................. $     18,942
 Institutional Service Class.....................................          158
 Additional paid-in capital......................................  195,335,783
 Accumulated net realized loss on investments....................  (12,722,320)
 Net unrealized appreciation on investments......................    2,744,128
                                                                  ------------
 Net assets...................................................... $185,376,691
                                                                  ============
Institutional Class
 Net assets applicable to outstanding shares..................... $183,845,892
                                                                  ============
 Shares of capital stock outstanding.............................   18,942,017
                                                                  ============
 Net asset value per share outstanding........................... $       9.71
                                                                  ============
Institutional Service Class
 Net assets applicable to outstanding shares..................... $  1,530,799
                                                                  ============
 Shares of capital stock outstanding.............................      158,197
                                                                  ============
 Net asset value per share outstanding........................... $       9.68
                                                                  ============

STATEMENT OF OPERATIONS
For the year ended December 31, 1997

INVESTMENT INCOME:
 Income:
 Interest.......................................................... $12,451,737
                                                                    -----------
 Expenses:
 Administration....................................................     870,864
 Advisory..........................................................     316,678
 Management........................................................     155,008
 Professional......................................................      45,356
 Custodian.........................................................      27,783
 Transfer agent....................................................      27,480
 Shareholder communication.........................................      26,981
 Registration......................................................      23,616
 Directors.........................................................       5,678
 Service...........................................................       3,778
 Miscellaneous.....................................................      16,878
                                                                    -----------
   Total expenses before
    reimbursement..................................................   1,520,100
 Expense reimbursement from Administrator or Manager...............    (173,772)
                                                                    -----------
   Net expenses....................................................   1,346,328
                                                                    -----------
 Net investment income.............................................  11,105,409
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments..................................   1,673,440
 Net change in unrealized appreciation on investments..............   1,794,244
                                                                    -----------
 Net realized and unrealized gain on investments...................   3,467,684
                                                                    -----------
 Net increase in net assets resulting from operations.............. $14,573,093
                                                                    ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1997 and December 31, 1996

                                                        1997          1996
                                                    ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
 Net investment income............................. $ 11,105,409  $ 10,823,324
 Net realized gain (loss) on investments...........    1,673,440    (1,408,215)
 Net change in unrealized appreciation on
  investments......................................    1,794,244    (4,694,584)
                                                    ------------  ------------
 Net increase in net assets resulting from
  operations.......................................   14,573,093     4,720,525
                                                    ------------  ------------
 Dividends to shareholders:
 From net investment income:
  Institutional Class..............................  (10,960,664)  (10,771,014)
  Institutional Service Class......................      (87,118)      (96,049)
                                                    ------------  ------------
   Total dividends to shareholders.................  (11,047,782)  (10,867,063)
                                                    ------------  ------------
 Capital share transactions:
 Net proceeds from sale of shares:
  Institutional Class..............................    9,276,484    13,700,996
  Institutional Service Class......................      645,193     1,264,903
 Net asset value of shares issued to shareholders
  in reinvestment of dividends:
  Institutional Class..............................   10,960,664    10,770,836
  Institutional Service Class......................       86,673        96,049
                                                    ------------  ------------
                                                      20,969,014    25,832,784
 Cost of shares redeemed:
  Institutional Class..............................  (16,896,833)  (34,891,092)
  Institutional Service Class......................     (826,594)     (456,729)
                                                    ------------  ------------
  Increase (decrease) in net assets derived from
   capital share transactions......................    3,245,587    (9,515,037)
                                                    ------------  ------------
  Net increase (decrease) in net assets............    6,770,898   (15,661,575)
NET ASSETS:
 Beginning of year.................................  178,605,793   194,267,368
                                                    ------------  ------------
 End of year....................................... $185,376,691  $178,605,793
                                                    ============  ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
BOND FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                      INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                          CLASS     SERVICE CLASS     CLASS     SERVICE CLASS     CLASS     SERVICE CLASS INSTITUTIONAL CLASS
                      ------------- ------------- ------------- ------------- ------------- ------------- ---------------------
                                                              YEAR ENDED DECEMBER 31
                      ---------------------------------------------------------------------------------------------------------
                                 1997                        1996                        1995               1994        1993
                      --------------------------- --------------------------- --------------------------- ---------   ---------
Net asset value
 at beginning
 of year.........       $   9.51       $ 9.49       $   9.85       $ 9.83       $   8.93       $ 8.93     $    9.98   $   11.08
                        --------       ------       --------       ------       --------       ------     ---------   ---------
Net investment
 income..........           0.61         0.59           0.62         0.60           0.68         0.67          0.72        0.74
Net realized and
 unrealized gain
 (loss) on
 investments.....           0.20         0.19          (0.34)       (0.34)          0.92         0.90         (1.05)       0.26
                        --------       ------       --------       ------       --------       ------     ---------   ---------
Total from
 investment
 operations......           0.81         0.78           0.28         0.26           1.60         1.57         (0.33)       1.00
                        --------       ------       --------       ------       --------       ------     ---------   ---------
Less dividends
 and
 distributions:
From net
 investment
 income..........          (0.61)       (0.59)         (0.62)       (0.60)         (0.68)       (0.67)        (0.72)      (1.35)
From net realized
 gain on
 investments.....            --           --             --           --             --           --            --        (0.65)
In excess of net
 realized gain on
 investments.....            --           --             --           --             --           --            --        (0.10)
                        --------       ------       --------       ------       --------       ------     ---------   ---------
Total dividends
 and
 distributions...          (0.61)       (0.59)         (0.62)       (0.60)         (0.68)       (0.67)        (0.72)      (2.10)
                        --------       ------       --------       ------       --------       ------     ---------   ---------
Net asset value
 at end of year..       $   9.71       $ 9.68       $   9.51       $ 9.49       $   9.85       $ 9.83     $    8.93   $    9.98
                        ========       ======       ========       ======       ========       ======     =========   =========
Total investment
 return .........           8.57%        8.21%          2.80%        2.62%         17.88%       17.55%        (3.31%)      9.74%
Ratios (to
 average net
 assets)/Supplemental
 Data:
 Net investment
  income.........           6.21%        5.96%          6.10%        5.85%          6.62%        6.37%         7.13%       6.86%
 Net expenses....           0.75%        1.00%          0.75%        1.00%          0.75%        1.00%         0.75%       0.70%
 Expenses (before
  reimbursement)..          0.85%        1.10%          0.86%        1.11%          0.86%        1.11%         0.82%       0.84%
Portfolio
 turnover rate...            338%         338%           398%         398%           470%         470%          478%        567%
Net assets at end
 of year
 (in 000's)......       $183,846       $1,531       $177,009       $1,597       $193,518       $  749     $ 202,970   $ 219,834

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED BOND FUND
================================================================================

--------------------------------------------------------------------------------
1997 MARKET HIGHLIGHTS
--------------------------------------------------------------------------------

 . Although the Federal Reserve Board moved to raise interest rates 25 basis points at the end of March, slower economic growth and lower inflation expectations may have caused domestic interest rates to decline throughout the rest of the year.

 . As bond prices rose, enthusiasm over a strong stock market spilled over into the bond markets.

 .  A strong U.S. dollar and high inflation-adjusted rates of return made U.S.
   bonds attractive to many foreign investors.

 . A flattening yield curve contributed to returns that were well above the average for investors in long-term U.S. government and corporate bonds from 1926 through 1996.*

--------------------------------------------------------------------------------
1997 FUND HIGHLIGHTS
--------------------------------------------------------------------------------

 . One-year returns of 9.01% and 8.75% for Institutional Class shares and Service Class shares, respectively, as of 12/31/97.

 . Although the returns of Institutional Class shares and Service Class shares were respectively above and below the average Lipper+ general U.S. government fund's return of 8.84% for the year, in terms of rank, both share classes placed in the top half of their Lipper peer group.

 . Narrowing yield spreads between government and corporate bonds had a positive impact on the Fund.


In 1997, the U.S. bond market was largely influenced by the direction of interest rates and investor perception of what action the Federal Reserve Board would take. Although the Federal Reserve Board moved to raise interest rates 25 basis points at the end of March and many market participants anticipated a second tightening, slowing economic growth and restrained inflation caused interest rates to decline throughout the rest of the year.

As bond prices rose, investor enthusiasm spilled over from the strong stock market, helping to fuel the rally. At the same time, a strong U.S. dollar and high real (or inflation-adjusted) rates of return helped attract foreign investors to the U.S. bond market, pushing prices even higher. As the yield curve flattened, long-term U.S. government and corporate bonds achieved total returns well above their averages over the previous 71 years.* For the year ended 12/31/97, the Salomon Brothers Broad Investment Grade (BIG) Bond Index++ returned 9.64%.

--------------------------------------------------------------------------------
Basis point One hundredth of one percent in the yield of an investment, i.e., 100 basis points equals 1%.

Tightening/Easing When the Federal Reserve Board moves to lower interest rates it is said to be "easing" or making borrowing more affordable. When it moves to raise interest rates, it is said to be "tightening" or making borrowing more expensive.

Inflation An increase in the cost of goods and services over time. As prices rise, the purchasing power of the dollar declines.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
* Source: Ibbotson Associates, Chicago. All rights reserved. Used with permission.

+ Lipper Analytical Services, Inc. is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.

++ The Salomon Brothers Broad Investment Grade (BIG) Bond Index is an unmanaged index that is considered representative of the U.S. bond market.

================================================================================

How did the MainStay Institutional Indexed Bond Fund do in this market environment?

For the year ended 12/31/97, the MainStay Institutional Indexed Bond Fund returned 9.01% and 8.75% for Institutional Class shares and Service Class shares, respectively. Although the returns of Institutional Class shares and Service Class shares were respectively above and below the average Lipper general U.S. government fund's return of 8.84% for the year, in terms of rank, both share classes placed in the top half of their Lipper peer group.

How can a share class underperform the average and rank in the top half?

The average is made up of the returns of a number of mutual funds. If some funds do particularly well or poorly, it can skew the average up or down. But the Fund's Institutional Class shares and Service Class shares ranked 67th and 83rd, respectively, out of 179 funds in their Lipper universe, to rank in the top 38% and 47%, respectively, of their peer group.

How did the Fund compare with its benchmark Index?

The Fund seeks to track the performance of the Salomon Brothers Broad Investment Grade (BIG) Bond Index, which returned 9.64% over the same period. Since the Fund incurs fees and expenses that are not included in the Index, some underperformance should be expected, regardless of whether the Index moves up or down. In addition, the Fund is unable to track the Index exactly, due to the timing and amount of contributions to and redemptions from the Fund, and other factors.

Which bond sectors provided the best performance in 1997?

From a maturity perspective, Treasury securities with maturities over 20 years provided the highest returns, earning 16.2% for the year ended 12/31/97. In terms of credit quality, corporate bonds rated BBB(S) had the best returns, earning 11.2% in 1997. And from a sector perspective, utilities were the best performing corporate sector, returning 11.1% for the year.

Which sectors were the worst performers?

As is typically the case, short-term securities underperformed those with longer maturities, with 1- to 3-year Treasuries returning 6.6%. Since bonds with higher quality do not need to provide as high returns as lower rated securities in order to attract investors, AAA/AA+++ corporate bonds returned 9.4% for the year, underperforming the Salomon Brothers Broad Investment Grade Bond Index which returned 9.64% for the year. With the potential for increased prepayment risk, asset-backed securities generally underperformed other sectors, returning 7.6% for the year. It is worth noting, however, that each of these sectors outperformed the average annual total returns of long-term government bonds and long-term corporate bonds over the previous 71 years. From 1926 through 1996, long-term government bonds had an average annual total return of just 5.1% and long-term corporate bonds had an average annual total return of 5.6%.*

--------------------------------------------------------------------------------
Yield curve   When interest rates available from various short-, intermediate-, and long-term securities are plotted on a graph, the resulting line is known as a yield curve.

Credit quality   A measure of an individual issuer's ability to repay principal and interest on its income securities--or a measure of the general credit risk of securities in an income portfolio.

Asset-backed securities   Bonds or notes backed by loan paper or an anticipated
income stream from the sale of merchandise or services. The bonds are generally originated by banks, credit card companies, or other providers of credit and often "enhanced" by a bank letter of credit or by insurance from an institution other than the issuer.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(S) Debt rated BBB is regarded by Standard & Poor's as having an adequate capacity to pay interest and repay principal.

+++ Debt rated AAA has the highest rating assigned by Standard & Poor's, and according to Standard & Poor's the capacity for these securities to pay interest and repay principal is extremely strong. Debt rated AA by Standard & Poor's is considered by Standard & Poor's to have a very strong capacity to pay interest and repay principal, and differs from the highest rated issues only in small degree.

================================================================================

What do you see ahead for the bond markets?

The difficulties in Asian markets resulted in a flight to quality which helped fuel the bond market rally in 1997. The long-term effects of this turmoil, however, are yet to be seen. If inflation remains low and interest rates continue to decline, bonds may continue to rally. If interest rates or inflation rates increase, bonds could suffer. In either case, we will continue to seek to provide investment results that correspond to the total return performance of fixed income securities in the aggregate, as represented by the Salomon Brothers Broad Investment Grade Index.


James A. Mehling, CFA
Portfolio Manager


--------------------------------------------------------------------------------
 Past performance is no guarantee of future results.

                             [GRAPHS APPEAR HERE]

                  $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
               INDEXED BOND FUND VS SALOMON BROTHERS BIG INDEX

                          INSTITUTIONAL CLASS SHARES


   DATE              INDEXED BOND FUND             SALOMON BROTHERS BIG INDEX
   ------            -----------------             --------------------------
    1/2/91                 10,000                             10,000
      1991                 11,470                             11,599
      1992                 12,283                             12,477
      1993                 13,467                             13,716
      1994                 13,003                             13,326
      1995                 15,354                             15,794
      1996                 15,745                             16,365
  12/31/97                 17,164                             17,940



                  $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
               INDEXED BOND FUND VS SALOMON BROTHERS BIG INDEX

                             SERVICE CLASS SHARES


   DATE              INDEXED BOND FUND             SALOMON BROTHERS BIG INDEX
   ------            -----------------             --------------------------
    1/2/91                 10,000                             10,000
      1991                 11,470                             11,599
      1992                 12,283                             12,477
      1993                 13,467                             13,716
      1994                 13,003                             13,326
      1995                 15,341                             15,794
      1996                 15,699                             16,365
  12/31/97                 17,073                             17,940

Source: Lipper Analytical Services, Inc.
These graphs assume a $10,000 investment made on 1/2/91.

                                                              Total Return*                    SEC Average Annual Total Return*
PERFORMANCE                                              as of December 31, 1997                   as of December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
                                                            Year to Date                  One Year    Five Year    Since Inception
------------------------------------------------------------------------------------------------------------------------------------
Indexed Bond Fund Institutional Class                          9.01%                       9.01%        6.92%         8.02%
Indexed Bond Fund Service Class+                               8.75%                       8.75%        6.81%         7.93%
Average Lipper General U.S. Government Fund                    8.84%                       8.84%        6.31%         7.49%
Salomon Brothers BIG Bond Index                                9.64%                       9.64%        7.53%         8.71%


YEAR-BY-YEAR PERFORMANCE
--------------------------------------------------------------------------------

                          Institutional Class Shares

                           [BAR GRAPH APPEARS HERE]

                         Year End       Total Return %*
                         --------       ---------------
                           1991              14.70
                           1992               7.09
                           1993               9.64
                           1994             (3.44)
                           1995              18.07
                           1996               2.55
                           1997               9.01

QUALITY BREAKDOWN++
(% of bonds as of December 31, 1997)
--------------------------------------------------------------------------------
Government/Agency                            76.47%
AAA                                           3.50%
AA                                            4.64%
A                                            10.19%
BBB                                           4.82%
B                                             0.38%
                                            -------
                                            100.00%

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(% of net assets as of December 31, 1997)
--------------------------------------------------------------------------------
[PIE CHART APPEARS HERE]
U.S. Government & Federal Agencies                         75.72%
Domestic Bonds                                             17.67%
Cash, Equivalents & Other Assets                            0.35%(S)
Foreign & Other Bonds                                       6.26%

--------------------------------------------------------------------------------

TOP 10 HOLDINGS
(% of net assets as of December 31, 1997)
--------------------------------------------------------------------------------
1.  Federal Home Loan Bank, 8/25/99, 8.60%                  3.04%
2.  Donaldson, Lufkin & Jenrette, 11/1/05, 6.875%           2.53%
3.  AT&T Corp., 12/1/31, 8.625%                             2.28%
4.  US Treasury Note, 11/15/01, 7.50%                       2.10%
5.  US Treasury Note, 5/15/99, 6.375%                       1.67%
6.  Bayerische Landesbank, 2/9/06, 6.20%                    1.56%
7.  Limited, Inc., 3/15/23, 7.50%                           1.55%
8.  US Treasury Note, 10/31/99, 7.50%                       1.36%
9.  US Treasury Note, 3/31/00, 6.875%                       1.36%
10. US Treasury Note, 8/15/03, 5.75%                        1.32%
--------------------------------------------------------------------------------
TOP 5 INDUSTRY HOLDINGS
(% of net assets as of December 31, 1997)
--------------------------------------------------------------------------------
1.  US Government & Federal Agencies                       75.72%
2.  Banks                                                   5.15%
3.  Finance                                                 3.81%
4.  Telecommunication Services                              2.28%
5.  Utilities-Electric                                      1.56%

Average Maturity        13.2 years
(as of 12/31/97)
--------------------------------------------------------------------------------
* Total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends, and, for the Service Class shares, include the service fee of .25%.

+ Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Fund's inception (1/2/91) up to December 31, 1994. Performance figures for these two Classes after this date will vary based on differences in their expense structures.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that upon redemption, shares may be worth more or less than their original cost.

    The Institutional Class shares are sold with no sales charge. The Service Class shares, first offered 1/1/95, are sold with no initial or contingent deferred sales charge, but are subject to an annual shareholder service fee of .25%.

    Unlike other funds which generally seek to "beat" the market, index funds seek to track their respective indices.

++ Actual percentages will vary over time. Bond quality ratings provided by Standard & Poor's. See the prospectus for details.

(S) Adjusted for liabilities.

INDEXED BOND FUND
PORTFOLIO OF INVESTMENTS
December 31, 1997

LONG-TERM INVESTMENTS (99.6%)+
CORPORATE BONDS (17.7%)

                                                        PRINCIPAL
                                                          AMOUNT      VALUE
                                                        -----------------------
AUTOMOTIVE RENTALS (0.6%)
Hertz Corp.
 7.00%, due 7/15/03.................................... $  700,000 $    714,875
                                                                   ------------
BANKS (0.9%)
First Union Corp.
 8.77%, due 11/15/04...................................  1,000,000    1,047,500
                                                                   ------------
CHEMICALS (0.7%)
DuPont (E.I.) de Nemours & Co.
 8.125%, due 3/15/04...................................    800,000      877,000
                                                                   ------------
CONSUMER FINANCIAL SERVICES (0.9%)
General Motors Acceptance Corp.
 8.40%, due 10/15/99...................................    500,000      518,750
KFW International Finance, Inc.
 9.125%, due 5/15/01...................................    500,000      544,375
                                                                   ------------
                                                                      1,063,125
                                                                   ------------
ENTERTAINMENT (0.5%)
Walt Disney Co. (The)
 6.75%, due 3/30/06....................................    600,000      618,750
                                                                   ------------
FINANCE (3.8%)
Commercial Credit Co.
 8.70%, due 6/15/10....................................    450,000      543,375
Donaldson, Lufkin & Jenrette Securities Corp.
 6.875%, due 11/1/05...................................  3,000,000    3,063,750
Finova Capital Corp.
 6.19%, due 10/20/99...................................  1,000,000      999,380
                                                                   ------------
                                                                      4,606,505
                                                                   ------------
FOOD, BEVERAGES & TOBACCO (0.5%)
Coca-Cola Enterprises, Inc.
 8.50%, due 2/1/22.....................................    500,000      598,750
                                                                   ------------
INDUSTRIAL (1.1%)
USA Waste Services, Inc.
 7.00%, due 10/1/04....................................  1,300,000    1,332,500
                                                                   ------------
MACHINERY (0.5%)
Caterpillar, Inc.
 9.00%, due 4/15/06....................................    500,000      585,625
                                                                   ------------
OIL & GAS (0.4%)
Texaco Capital, Inc.
 9.75%, due 3/15/20....................................    350,000      469,000
                                                                   ------------
PAPER & FOREST PRODUCTS (0.5%)
Scott Paper Co.
 7.00%, due 8/15/23....................................    650,000      663,000
                                                                   ------------

--------
+ Percentages indicated are based on Fund net assets.

                                                         PRINCIPAL
                                                           AMOUNT      VALUE
                                                         -----------------------
RETAIL--GENERAL MERCHANDISE (1.6%)
Limited, Inc.
 7.50%, due 3/15/23..................................... $1,900,000 $  1,873,875
                                                                    ------------
STEEL (0.9%)
USX Corp.
 7.20%, due 2/15/04.....................................  1,100,000    1,135,750
                                                                    ------------
TELECOMMUNICATIONS SERVICES (2.3%)
AT&T Corp.
 8.625%, due 12/1/31....................................  2,500,000    2,762,500
                                                                    ------------
UTILITIES--ELECTRIC (1.6%)
Pennsylvania Power & Light Co.
 7.30%, due 3/1/24......................................  1,000,000    1,011,250
Texas Utility Electric Co.
 8.25%, due 4/1/04......................................    800,000      874,000
                                                                    ------------
                                                                       1,885,250
                                                                    ------------
UTILITIES--TELEPHONE (0.9%)
United Telecommunication, Inc.
 9.50%, due 4/1/03......................................  1,000,000    1,140,000
                                                                    ------------
Total Corporate Bonds
 (Cost $20,506,042).....................................              21,374,005
                                                                    ------------

INTERNATIONAL
CORPORATE BONDS (3.6%)

BANKS (3.6%)
ABN Amro Bank, NV
 Chicago Branch
 7.55%, due 6/28/06.....................................    800,000      856,000
Bayerische Landesbank Girozentrale
 New York Branch
 6.20%, due 2/9/06......................................  1,900,000    1,883,375
Korea Development Bank (The) (Eurobonds)
 7.25%, due 5/15/06.....................................    600,000      463,500
International Bank for Reconstruction & Development
 7.125%, due 9/27/99....................................  1,200,000    1,225,500
                                                                    ------------
                                                                       4,428,375
                                                                    ------------
Total International
 Corporate Bonds
 (Cost $4,433,107)......................................               4,428,375
                                                                    ------------

U.S. GOVERNMENT &
FEDERAL AGENCIES (75.7%)

FEDERAL HOME LOAN BANK (3.0%)
 8.60%, due 8/25/99.....................................  3,525,000    3,674,672
                                                                    ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (0.7%)
 (zero coupon), due 11/29/19............................  3,100,000      791,430
                                                                    ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

U.S. GOVERNMENT & FEDERAL AGENCIES (Continued)

                                                        PRINCIPAL
                                                          AMOUNT      VALUE
                                                        -----------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION
 (MORTGAGE PASS-THROUGH SECURITIES) (11.4%)
 6.00%, due 9/1/02-10/1/02............................. $2,004,207 $  1,992,309
 6.50%, due 10/1/01-3/1/27.............................  3,765,326    3,749,263
 7.00%, due 8/1/03-12/1/27.............................  4,198,530    4,247,113
 7.50%, due 9/1/11-3/1/27..............................  2,775,692    2,844,387
 8.00%, due 7/1/26.....................................    875,002      905,354
                                                                   ------------
                                                                     13,738,426
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (0.7%)
 (zero coupon), due 7/5/14.............................  2,500,000      897,650
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
 (MEDIUM TERM NOTE) (0.4%)
 5.83%, due 12/10/99...................................    500,000      499,860
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
 (MORTGAGE PASS-THROUGH SECURITIES) (11.2%)
 6.50%, due 7/1/03-4/1/27..............................  4,139,420    4,126,191
 7.00%, due 5/1/11-11/1/26.............................  3,062,928    3,097,292
 7.00%, due 1/1/28 TBA (a).............................  1,000,000    1,007,188
 7.50%, due 11/1/26....................................    433,233      443,252
 8.00%, due 7/1/07-4/1/27..............................  4,661,555    4,822,742
                                                                   ------------
                                                                     13,496,665
                                                                   ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION I
 (MORTGAGE PASS-THROUGH SECURITIES) (8.1%)
 7.00%, due 3/15/07-12/15/27...........................  2,822,892    2,855,718
 7.50%, due 8/15/08-11/15/26...........................  2,781,905    2,855,406
 8.00%, due 6/15/26-11/15/26...........................  2,371,347    2,458,791
 8.50%, due 7/15/26-11/15/26...........................  1,600,684    1,681,219
                                                                   ------------
                                                                      9,851,134
                                                                   ------------
UNITED STATES TREASURY BONDS (15.8%)
 6.00%, due 2/15/26....................................    500,000      498,970
 6.25%, due 8/15/23 (c)................................    700,000      720,398
 6.875%, due 8/15/25 (b)...............................    500,000      557,575
 7.125%, due 2/15/23 (b)...............................    600,000      684,870
 7.25%, due 5/15/16....................................    500,000      569,245
 7.50%, due 11/15/16-11/15/24 (c)......................  1,200,000    1,412,536
 7.625%, due 11/15/22-2/15/25 (c)......................    800,000      966,984
 8.00%, due 11/15/21...................................  1,000,000    1,246,830
 8.125%, due 8/15/19-5/15/21...........................  1,300,000    1,632,312
 8.75%, due 5/15/17-8/15/20............................  1,500,000    1,989,355
 8.875%, due 2/15/19...................................    600,000      802,788
 9.375%, due 2/15/06...................................    530,000      651,306
 9.875%, due 11/15/15..................................    600,000      853,980
 10.375%, due 11/15/12.................................    500,000      664,315
 11.25%, due 2/15/15...................................    400,000      627,172
 11.75%, due 2/15/01(c)................................    900,000    1,054,602
 11.875%, due 11/15/03.................................    500,000      650,355
 12.00%, due 8/15/13...................................    500,000      736,750

                                                     PRINCIPAL
                                                       AMOUNT      VALUE
                                                     -----------------------
UNITED STATES TREASURY BONDS (CONTINUED)
 12.75%, due 11/15/10............................... $  400,000 $    570,828
 13.125%, due 5/15/01...............................    300,000      367,779
 13.375%, due 8/15/01 (c)...........................  1,200,000    1,498,536
 14.25%, due 2/15/02................................    300,000      392,889
                                                                ------------
                                                                  19,150,375
                                                                ------------
UNITED STATES TREASURY NOTES (24.4%)
 5.125%, due 12/31/98...............................  1,000,000      995,540
 5.75%, due 10/31/00-8/15/03........................  2,200,000    2,200,948
 5.875%, due 3/31/99................................  1,000,000    1,002,690
 6.125%, due 9/30/00-8/15/07(c).....................  2,100,000    2,145,444
 6.25%, due 4/30/01-2/15/03.........................  1,900,000    1,937,132
 6.375%, due 5/15/99-8/15/02........................  3,500,000    3,553,465
 6.50%, due 10/15/06................................  1,200,000    1,256,304
 6.75%, due 4/30/00.................................    700,000      715,736
 6.875%, due 3/31/00................................  1,600,000    1,639,264
 7.00%, due 4/15/99.................................  1,200,000    1,219,980
 7.125%, due 10/15/98-9/30/99.......................  2,500,000    2,547,180
 7.50%, due 10/31/99-2/15/05........................  5,350,000    5,652,698
 7.75%, due 2/15/01.................................    500,000      528,575
 7.875%, due 11/15/99...............................  1,000,000    1,038,480
 8.50%, due 2/15/00-2/15/20.........................  1,600,000    1,786,664
 9.125%, due 5/15/99................................  1,200,000    1,253,904
                                                                ------------
                                                                  29,474,004
                                                                ------------
Total U.S. Government &
 Federal Agencies
 (Cost $88,433,999).................................              91,574,216 (d)
                                                                ------------

YANKEE BONDS (2.6%)

BANKS (0.6%)
ANZ Banking Group, Ltd.
 7.55%, due 9/15/06.................................    700,000      752,500
                                                                ------------
CONSUMER FINANCIAL SERVICES (0.5%)
Japan Financial Corp.
 8.70%, due 7/30/01.................................    600,000      650,250
                                                                ------------
FOREIGN GOVERNMENT (1.0%)
Ontario Hydro
 7.45%, due 3/31/13.................................    500,000      549,375
Quebec (Province of)
 7.50%, due 7/15/23.................................    600,000      645,750
                                                                ------------
                                                                   1,195,125
                                                                ------------
UTILITIES--TELEPHONE (0.5%)
Northern Telecom
 8.75%, due 6/12/01.................................    500,000      538,125
                                                                ------------
Total Yankee Bonds
 (Cost $2,905,128)..................................               3,136,000
                                                                ------------
Total Long-Term Investments (Cost $116,278,276).....             120,512,596
                                                                ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

SHORT-TERM INVESTMENTS (2.1%)

                                                 PRINCIPAL
                                                   AMOUNT          VALUE
                                                 ---------------------------
U.S. GOVERNMENT (2.1%)
United States Treasury Bills
 5.31%, due 3/26/98 (c)......................... $1,300,000     $  1,284,534
 5.37%, due 4/2/98 (c)..........................  1,200,000        1,184,370
                                                                ------------
Total Short-Term Investments
 (Cost $2,469,659)..............................                   2,468,904
                                                                ------------
Total Investments
 (Cost $118,747,935) (g)........................      101.7%     122,981,500 (h)
Liabilities in Excess of
 Cash and Other Assets..........................       (1.7)      (2,044,958)
                                                 ----------     ------------
Net Assets......................................      100.0%    $120,936,542
                                                 ==========     ============

FUTURES CONTRACTS (0.0%) (e)

                                                                 UNREALIZED
                                                 CONTRACTS     APPRECIATION/
                                                    LONG     (DEPRECIATION) (f)
                                                 ------------------------------
United States Treasury Note
 March 1998 (5 Year)............................          5     $        200
United States Treasury Note
 March 1998 (10 Year)...........................          4              210
United States Treasury Bond
 March 1998 (30 Year)...........................          4           (1,102)
                                                                ------------
Total Futures Contracts
 (Settlement Value $1,473,625)..................                $       (692)
                                                                ============

--------
(a) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and the maturity will be determined upon settlement.
(b) Segregated as collateral for TBAs.
(c) Segregated or partially segregated as collateral for futures contracts.
(d) The combined market value of U.S. Government and Federal Agencies Investments and the value of securities purchased under U.S. Treasury futures contracts represents 76.94% of net assets.
(e) Less than one tenth of a percent.
(f) Represents the difference between the value of the contracts at the time they were opened and the value at December 31, 1997.
(g) The cost stated also represents the aggregate cost for Federal income tax purposes.
(h) At December 31, 1997 net unrealized appreciation was $4,233,565, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $4,626,100 and aggregate unrealized depreciation for all investments on which there was an excess of cost over market value of $392,535.

 The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
INDEXED BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1997

ASSETS:
 Investment in securities, at value (identified cost
  $118,747,935).................................................. $122,981,500
 Cash............................................................    1,266,708
 Receivables:
 Interest........................................................    1,675,176
 Fund shares sold................................................      159,788
 Variation margin receivable on futures contracts................        5,172
                                                                  ------------
   Total assets..................................................  126,088,344
                                                                  ------------
LIABILITIES:
 Payables:
 Fund shares redeemed............................................    2,820,901
 Investment securities purchased.................................    2,252,762
 MainStay Management.............................................       36,416
 Custodian.......................................................        8,346
 Transfer agent..................................................        4,371
 Accrued expenses................................................       29,006
                                                                  ------------
   Total liabilities.............................................    5,151,802
                                                                  ------------
 Net assets...................................................... $120,936,542
                                                                  ============
COMPOSITION OF NET ASSETS:
 Capital stock (par value of $.001 per share) 1 billion shares authorized
 Institutional Class............................................. $     10,980
 Institutional Service Class.....................................          281
 Additional paid-in capital......................................  118,291,523
 Accumulated undistributed net investment income.................        2,820
 Accumulated net realized loss on investments....................   (1,601,935)
 Net unrealized appreciation on investments......................    4,232,873
                                                                  ------------
 Net assets...................................................... $120,936,542
                                                                  ============
Institutional Class
 Net assets applicable to outstanding shares..................... $117,921,576
                                                                  ============
 Shares of capital stock outstanding.............................   10,980,470
                                                                  ============
 Net asset value per share outstanding........................... $      10.74
                                                                  ============
Institutional Service Class
 Net assets applicable to outstanding shares..................... $  3,014,966
                                                                  ============
 Shares of capital stock outstanding.............................      280,755
                                                                  ============
 Net asset value per share outstanding........................... $      10.74
                                                                  ============

STATEMENT OF OPERATIONS
For the year ended December 31, 1997

INVESTMENT INCOME:
 Income:
 Interest.......................................................... $ 8,447,818
                                                                    -----------
 Expenses:
 Administration....................................................     421,641
 Advisory..........................................................     105,411
 Management........................................................      68,007
 Professional......................................................      39,339
 Pricing Service...................................................      32,480
 Custodian.........................................................      32,053
 Transfer agent....................................................      26,175
 Registration......................................................      23,796
 Shareholder communication.........................................      18,449
 Service...........................................................       7,332
 Directors.........................................................       3,702
 Miscellaneous.....................................................       5,374
                                                                    -----------
   Total expenses before
    reimbursement..................................................     783,759
 Expense reimbursement from Administrator or Manager...............    (181,369)
                                                                    -----------
   Net expenses....................................................     602,390
                                                                    -----------
 Net investment income.............................................   7,845,428
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) from:
 Security transactions.............................................    (164,980)
 Futures transactions..............................................      17,231
                                                                    -----------
 Net realized loss on investments..................................    (147,749)
                                                                    -----------
 Net change in unrealized appreciation on investments:
 Security transactions.............................................   2,542,939
 Futures transactions..............................................      27,247
                                                                    -----------
 Net unrealized gain on investments................................   2,570,186
                                                                    -----------
 Net realized and unrealized gain on investments...................   2,422,437
                                                                    -----------
 Net increase in net assets resulting from operations.............. $10,267,865
                                                                    ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1997 and December 31, 1996

                                                        1997          1996
                                                    ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
 Net investment income............................. $  7,845,428  $  7,685,433
 Net realized loss on investments..................     (147,749)     (210,720)
 Net change in unrealized appreciation on invest-
  ments............................................    2,570,186    (5,463,442)
                                                    ------------  ------------
 Net increase in net assets resulting from opera-
  tions............................................   10,267,865     2,011,271
                                                    ------------  ------------
 Dividends to shareholders:
 From net investment income:
  Institutional Class..............................   (7,646,229)   (7,431,001)
  Institutional Service Class......................     (184,643)     (179,250)
                                                    ------------  ------------
   Total dividends to shareholders.................   (7,830,872)   (7,610,251)
                                                    ------------  ------------
 Capital share transactions:
 Net proceeds from sale of shares:
  Institutional Class..............................   26,987,386    26,939,671
  Institutional Service Class......................    1,425,561     2,494,926
 Net asset value of shares issued to shareholders
  in reinvestment of dividends:
  Institutional Class..............................    7,626,166     7,370,778
  Institutional Service Class......................      184,643       179,250
                                                    ------------  ------------
                                                      36,223,756    36,984,625
 Cost of shares redeemed:
  Institutional Class..............................  (28,549,926)  (82,553,928)
  Institutional Service Class......................   (1,420,783)     (275,156)
                                                    ------------  ------------
  Increase (decrease) in net assets derived from
   capital share transactions......................    6,253,047   (45,844,459)
                                                    ------------  ------------
  Net increase (decrease) in net assets............    8,690,040   (51,443,439)
NET ASSETS:
 Beginning of year.................................  112,246,502   163,689,941
                                                    ------------  ------------
 End of year....................................... $120,936,542  $112,246,502
                                                    ============  ============
 Accumulated undistributed net investment income... $      2,820  $      3,976
                                                    ============  ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
INDEXED BOND FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                    INSTITUTIONAL               INSTITUTIONAL               INSTITUTIONAL
                      INSTITUTIONAL    SERVICE    INSTITUTIONAL    SERVICE    INSTITUTIONAL    SERVICE
                          CLASS         CLASS         CLASS         CLASS         CLASS         CLASS     INSTITUTIONAL CLASS
                      ------------- ------------- ------------- ------------- ------------- ------------- ---------------------
                                                              YEAR ENDED DECEMBER 31
                      ---------------------------------------------------------------------------------------------------------
                                 1997                        1996                        1995               1994        1993
                      --------------------------- --------------------------- --------------------------- ---------   ---------
Net asset value
 at beginning
 of year.........       $  10.52       $10.52       $  10.99       $10.99       $  10.06       $10.06     $   11.08   $   11.65
                        --------       ------       --------       ------       --------       ------     ---------   ---------
Net investment
 income..........           0.73         0.70           0.76         0.74           0.82         0.81          0.65        0.67
Net realized and
 unrealized gain
 (loss) on
 investments.....           0.22         0.22          (0.48)       (0.48)          1.00         1.00         (1.03)       0.38
                        --------       ------       --------       ------       --------       ------     ---------   ---------
Total from
 investment
 operations......           0.95         0.92           0.28         0.26           1.82         1.81         (0.38)       1.05
                        --------       ------       --------       ------       --------       ------     ---------   ---------
Less dividends
 and
 distributions:
From net
 investment
 income..........          (0.73)       (0.70)         (0.75)       (0.73)         (0.82)       (0.81)        (0.64)      (1.46)
From net realized
 gain on
 investments.....            --           --             --           --           (0.07)       (0.07)          --        (0.15)
In excess of net
 realized gain on
 investments.....            --           --             --           --             --           --            --        (0.01)
                        --------       ------       --------       ------       --------       ------     ---------   ---------
Total dividends
 and
 distributions...          (0.73)       (0.70)         (0.75)       (0.73)         (0.89)       (0.88)        (0.64)      (1.62)
                        --------       ------       --------       ------       --------       ------     ---------   ---------
Net asset value
 at end of year..       $  10.74       $10.74       $  10.52       $10.52       $  10.99       $10.99     $   10.06   $   11.08
                        ========       ======       ========       ======       ========       ======     =========   =========
Total investment
 return .........           9.01%        8.75%          2.55%        2.34%         18.07%       17.97%        (3.44%)      9.64%
Ratios (to
 average net
 assets)/Supplemental
 Data:
 Net investment
  income.........           6.60%        6.35%          6.21%        5.96%          6.38%        6.13%         6.13%       6.19%
 Net expenses....           0.50%        0.75%          0.50%        0.75%          0.50%        0.75%         0.50%       0.45%
 Expenses (before
  reimbursement)..          0.65%        0.90%          0.65%        0.90%          0.63%        0.88%         0.61%       0.61%
Portfolio
 turnover rate...             32%          32%           312%         312%           284%         284%          274%        213%
Net assets at end
 of year
 (in 000's)......       $117,922       $3,015       $109,482       $2,764       $163,219       $  471     $ 169,404   $ 159,792

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL BOND FUND
================================================================================

--------------------------------------------------------------------------------
1997 MARKET HIGHLIGHTS
--------------------------------------------------------------------------------

 . Low inflation and moderate economic growth helped the United States significantly reduce its budget deficit, which was positive news for bond investors worldwide.

 . The U.K. bond market outperformed when the Bank of England became an independent central bank, reducing concerns about inflation and wide economic swings.

 . A strengthening U.S. dollar increased currency risk for unhedged positions in virtually all nations and led to negative overall returns for international bonds.

 . Emerging markets provided outstanding performance for the first three quarters of 1997, but severely underperformed in the fourth quarter when financial and currency problems in Southeast Asia took center stage.

 . In the ensuing flight to quality, most securities that offered yield advantages over Treasury securities tended to underperform.

--------------------------------------------------------------------------------
1997 FUND HIGHLIGHTS
--------------------------------------------------------------------------------

 . One-year total returns of 2.62% and 2.27% for Institutional Class shares and Service Class shares, respectively, as of 12/31/97.

 . Both share classes outperformed the average Lipper* international income fund for the 12 months ended 12/31/97.

 . Overall, the Fund benefited from a lengthening duration and remaining underweighted in core European markets and overweighted in peripheral European markets through most of the year.

 . The Fund benefited from increasing investments in the U.K. market, with emphasis on longer-term securities, which outperformed the shorter-term securities.

 . Anticipating that currencies were reaching fair value, the Fund reduced its currency hedges in midyear, which hurt performance as the U.S. dollar continued to strengthen relative to most other currencies.

 . The Fund's emerging market holdings suffered during the Asian crisis in the fourth quarter.


Several themes combined to make 1997 a very moderate year for international bonds. The strength of the U.S. economy and deficit reductions gave most international markets a psychological boost. This led many investors to pursue returns among riskier asset classes or emerging markets, which provided outstanding returns in the first half of the year. Later, however, that proved a dangerous strategy when financial difficulties in Asian markets caused all yield-enhancing securities to suffer severe setbacks. Suddenly the focus shifted to quality.

European markets continued to benefit from corporate restructuring and fiscal improvements associated with European Monetary Union. Peripheral European markets generally outperformed core European markets, with the highest

--------------------------------------------------------------------------------
Emerging markets Countries with smaller or more recently established capital markets.

European Monetary Union A proposed system that would allow participating European countries to operate with a common currency or monetary unit.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
* Lipper Analytical Services Inc. is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.

================================================================================

returns in local currency terms coming from the U.K., Italy, Australia, Ireland, and Spain. Given the strength of the U.S. dollar, however, the only major foreign bond markets to provide positive returns in U.S. dollars were the U.K. and Canada. Core European countries, including Germany, Belgium, and the Netherlands, were all down more than 8.50% in U.S. dollar terms. Overall, the Salomon Brothers Non-U.S. Dollar World Government Bond Index+ returned -4.26% in U.S. dollar terms for the year ended 12/31/97.

The impact of the financial crisis in Asia was felt in markets worldwide. Currency problems experienced there may affect corporate profitability and product demand worldwide. On the positive side, inflation expectations have generally been lowered, which may help keep interest rates in line.

Given this context, how did the MainStay Institutional International Bond Fund do in 1997?

For the year ended 12/31/97, the MainStay Institutional International Bond Fund provided total returns of 2.62% and 2.27% for Institutional Class shares and Service Class shares, respectively. Both share classes outperformed the average Lipper international income fund, which returned -0.43% for the same period.

What were the major contributors to the Fund's performance?

One of our best decisions during the year was to maintain a market-weighted duration. Even though there were times when it looked as though rates would rise, our decision proved to be highly beneficial in terms of the Fund's overall performance. Of course, we also made specific country selections that had a positive impact on the Fund.

Which countries performed the best?

The U.K. was the best overall performer in both local and U.S. dollar terms. We increased the Fund's position there, based on the overall strength of the economy, the currency, and the positive investment outlook when the Bank of England became independent from government control. Investors seemed so positive about this news that U.K. bonds continued to rally even as interest rates rose. The Fund's U.K. positions were enhanced by the fact that we selected longer-term bonds, which rallied much more than the shorter-term bonds. So in the U.K., the Fund actually outperformed the best performing bond market in the world.

Were there other successful markets?

Canada was a strong performer in U.S. dollar terms and we increased the Fund's Canadian holdings over the course of the year. Unfortunately, however, we bought both Canadian bonds and Canadian currency. While the bonds were positive performers, the currency exposure had a negative impact and reduced the Fund's overall return.

Did you make other positive decisions for the Fund?

Yes we did. We use a "country-first" approach, which means assessing each country and currency to determine where to invest. In 1997, we decided that core European countries did not have as much value as some of the peripheral European countries. So the Fund was underweighted in Germany, France, the Netherlands and Belgium. While each of these countries had competitive returns in local terms, many ended the year with sub-

--------------------------------------------------------------------------------
Local currency terms Returns expressed in local currency terms show what an investor using that currency would have earned, without any adjustment for differences in currency values. Returns expressed in U.S. dollar terms reflect any differences in the relative value of the local currency and the U.S. dollar.

Duration Equals the weighted average time until bond investors recover their investment. It is a measurement of interest rate risk.

Currency exposure Risk of loss due to owning securities denominated in different currencies, the value of which may change at any time. Currency exposure can be reduced through a risk management technique known as hedging.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
+ The Salomon Brothers Non-U.S. Dollar World Government Bond Index is an unmanaged index generally considered representative of the world bond market.

================================================================================


stantial negative returns in U.S. dollar terms. The Fund benefited from relative outperformance of its Italian holdings, even though the Italian market's U.S. dollar returns were negative. In addition to Europe, Australian bonds also provided some positive performance during the year, particularly since the Fund did not have significant currency exposure related to those bonds and the local return was over 13%. As the bonds rallied, the Fund took some profits, which helped its performance.

What happened in the emerging markets?

In the fourth quarter, emerging market debt suffered some major setbacks. Fortunately, we stayed out of Southeast Asia, which was a highly positive decision in light of what happened to many Asian economies, currencies, and financial companies. The Fund held Russian, Brazilian, and Argentine bonds that were hurt in the aftermath of the Asian financial difficulties. We decided to cut the Fund's emerging market debt approximately in half, which proved to be a wise decision, given the subsequent price declines. We used the money from the sale of Russian bonds to buy German government securities and we used the Argentine proceeds to buy Gilts--or British government bonds--which were generally good for the portfolio.

Which emerging markets did the Fund hold at year end?

The Fund held only the top-tier emerging market debt, including securities in Mexico, Panama, Argentina, and South Africa. We believe that Panama, which was rated BB++ at year end, may be due for an upgrade. And among the emerging markets, we feel that these countries may be among the safer places to invest.

Were there other problem areas in the international bond market?

As the Asian problems unfolded, there was a general flight to quality, which made owning spread products--or securities that offered yield spreads over local Treasuries--less attractive. Fannie Mae, the Federal National Mortgage Association, had issued bonds in Hong Kong dollars, New Zealand dollars, Australian dollars, and U.K. sterling. As the fallout in Asia began, we reduced the Fund's exposure even to relatively secure investments, such as Fannie Mae, the European Investment Bank, Lloyd Bank, and Abbey National Bank, when liquidity started to disappear. In some cases, we used the proceeds to buy Gilts for their quality and liquidity. Most of those sales were near the break-even point, but were positive for the portfolio, given the bonds' subsequent performance.

Of course, there was also some positive news. We sold some South African Yankee bonds at the end of the third quarter, after spreads had narrowed and the market became hungry for a spread product, which was positive for the Fund. We also held some corporate bonds and high-yield issues denominated in deutsche marks, such as an issue from ITT that performed well.

What were some of the Fund's other significant purchases and sales during the year?

In the second half of the year, we bought Mexican bonds denominated in Canadian dollars for the Fund. Although at the time we believed the Canadian bond and currency markets were cheap, as the U.S. dollar strengthened and Mexican bonds showed weak performance, the Fund lost money on both sides of the transaction. We also purchased a sizable amount of New Zealand bonds for the Fund, without assuming any significant currency exposure. Although we believed the bonds were well priced, in an erratic market, they became even cheaper, which had a negative impact on the Fund's performance every quarter.

--------------------------------------------------------------------------------
Flight to quality   When investors in general move to improve the credit quality and liquidity of the securities they own, either because of credit concerns or international crisis.

Yield spread   The difference in yield between securities in different markets, such as Germany and Spain; different market sectors, such as Treasuries and corporate bonds; or between different securities in a single sector, such as corporate bonds with different credit ratings.

Yankee bonds   Dollar-denominated bonds issued in the United States by foreign banks and corporations, usually when conditions in the U.S. are more favorable than in other markets, including the issuer's domestic market overseas.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
++ Debt rated BB is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal.

================================================================================

What steps did you take to help protect investors from currency risk?

For the first half of the year, the Fund's investment portfolio was about 75% hedged. We did increase the Fund's exposure to Japanese yen-denominated money market instruments early in the year, but we closed those positions out after the yen strengthened relative to the dollar. By the third quarter, we believed that the dollar had reached its fair value relative to the deutsche mark. At that point, we started to reduce the Fund's currency hedges, which detracted from the Fund's performance as the dollar continued to strengthen throughout the rest of the year. By year end, the Fund had a market weighting of approximately 60% in European currency.

What is the overall quality of the Fund's investment portfolio?

Since the Fund invests primarily in government bonds, the quality is relatively high. As of December 31, 1997, the Fund's overall portfolio credit quality rating was AA(S) by Standard & Poor's, though of course the Fund included securities across a wide spectrum of quality ratings.

What is your outlook going forward?

We believe that the impact of the Asian crisis has been widely underestimated and that it may have a severe impact on prices worldwide. One view is that prices will decline, keeping inflation low, which should be very good for international bonds. Market volatility should keep central banks from raising rates and may prompt us to move down the yield curve, looking at securities with shorter maturities, while maintaining the Fund's longer duration.

We like the Fund's country exposure as of year end and do not plan to purchase Japanese government bonds in the near future unless fundamentals dramatically change. As Europe emerges from recession, we anticipate that European bonds may become attractive if U.S. investors continue to see domestic spreads narrow to very tight levels. Given Panama's solid growth, low debt ratios, and political stability, we may increase the Fund's exposure there and since Panama does not have a local currency, we can entirely avoid currency risk in that market.

Whatever the future brings, we'll continue to seek competitive overall return commensurate with an acceptable level of risk by investing in a diversified portfolio of non-U.S. debt securities, primarily government bonds.

Joseph Portera
Portfolio Manager

Investments in foreign securities may be subject to greater risks than domestic investments. These risks include currency fluctuations, changes in U.S. or foreign tax or currency laws, and changes in monetary policies and economic and political conditions in foreign countries.


--------------------------------------------------------------------------------
     Past performance is no guarantee of future results.

(S) Debt rated AA by Standard & Poor's is considered by Standard & Poor's to have a very strong capacity to pay interest and repay principal.

                             [GRAPHS APPEAR HERE]

                  $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                 INTERNATIONAL BOND FUND VS. SALOMON BROTHERS
                     NON-US DOLLAR WORLD GOV'T BOND INDEX

                          INSTITUTIONAL CLASS SHARES

                                                    SALOMON BROTHERS
                               INTERNATIONAL      NON-US DOLLAR WORLD
                  DATE          BOND FUND          GOV'T BOND INDEX
                  ----         -------------      -------------------
                 1/31/90           10,000                10,000
                   90                                    11,670
                   91              11,868                12,445
                   92              12,779                13,039
                   93              14,640                15,012
                   94              15,094                16,910
                   95              17,881                19,022
                   96              20,441                19,798
                   97              20,978                17,648


                  $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                 INTERNATIONAL BOND FUND VS. SALOMON BROTHERS
                     NON-US DOLLAR WORLD GOV'T BOND INDEX

                             SERVICE CLASS SHARES



                                                    SALOMON BROTHERS
                               INTERNATIONAL      NON-US DOLLAR WORLD
                  DATE          BOND FUND          GOV'T BOND INDEX
                  ----         -------------      -------------------
                 1/31/90           10,000                10,000
                   90                                    11,670
                   91              11,868                12,445
                   92              12,779                13,039
                   93              14,640                15,012
                   94              15,094                16,910
                   95              17,850                19,022
                   96              20,363                19,798
                   97              20,825                17,698

Source: Lipper Analytical Services, Inc.
The graphs assume a $10,000 investment made on 1/31/90+.


                            Total Return*       SEC Average Annual Total Return*
PERFORMANCE            as of December 31, 1997      as of December 31, 1997
--------------------------------------------------------------------------------
                                                                       Since
                             Year to Date       One Year  Five Year  Inception
--------------------------------------------------------------------------------
Institutional Class+            2.62%             2.62%     10.42%      9.80%
International Bond Fund
 Service Class+                 2.27%             2.27%     10.26%      9.70%
Average Lipper
 International Income Fund     -0.43%            -0.43%      7.67%      8.64%
Salomon Brothers Non-U.S.
 Dollar World Gov't Bond
 Index                         -4.26%            -4.26%      7.77%      9.59%

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(% of net asets as of December 31, 1997)
--------------------------------------------------------------------------------

                           [PIE CHART APPEARS HERE]

Foreign & Other Bonds                73.59%
Cash, Equivalents & Other Assets     21.44%(S)
Foreign Government Bond-US dollar     2.21%
Foreign Corporate Bond-US dollar      2.76%

Average Maturity      7.4 years
(as of 12/31/97)

--------------------------------------------------------------------------------
QUALITY BREAKDOWN++
(% of bonds as of December 31, 1997)
--------------------------------------------------------------------------------

Government/Agency                     1.17%
AAA                                  64.53%
AA                                   22.11%
A                                     4.76%
BBB                                   0.98%
BB                                    6.04%
B                                     0.41%
                                    -------
                                    100.00%

--------------------------------------------------------------------------------

TOP 10 HOLDINGS
(% of net assets as of December 31, 1997)
--------------------------------------------------------------------------------

1.  Buoni Poliennali del Tesoro, 7/15/00, 10.50%                   3.23%
2.  Kingdom of Denmark, 12/15/04, 7.00%                            2.94%
3.  Bayerische Landesbank Giro, 12/7/06, 7.875%                    2.92%
4.  United Kingdom Treasury, 2/26/01, 10.00%                       2.91%
5.  Province of Ontario, 9/27/05, 7.25%                            2.87%
6.  Nykredit, 10/1/29, 7.00%                                       2.67%
7.  Buoni Poliennali del Tesoro, 1/1/04, 8.50%                     2.26%
8.  United Kingdom Treasury, 12/7/06, 7.50%                        2.26%
9.  Bundesobligation, 11/21/00, 5.125%                             2.18%
10. Banco National Commerciale Exterior, 5/30/06, 11.25%           2.07%

--------------------------------------------------------------------------------

TOP 10 COUNTRIES
(% of net assets as of December 31, 1997)
--------------------------------------------------------------------------------

1.  Germany                                                       13.08%
2.  United Kingdom                                                12.13%
3.  Italy                                                         10.33%
4.  Canada                                                         8.15%
5.  Sweden                                                         6.44%
6.  Denmark                                                        5.62%
7.  United States                                                  4.97%
8.  France                                                         3.93%
9.  Spain                                                          3.54%
10. Ireland                                                        3.23%

--------------------------------------------------------------------------------
* Total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends, and, for the Service Class shares, include the service fee of .25%.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that upon redemption, shares may be worth more or less than their original cost.

    The Institutional Class shares are sold with no sales charge. The Service Class shares, first offered 1/1/95, are sold with no initial or contingent deferred sales charge, but are subject to an annual shareholder service fee of .25%.

    The inception date of the International Bond Fund and the date such shares were first offered to the public was 1/1/95.

+ The inception date of the International Bond Fund's predecessor separate account is 1/31/90 ("Separate Account"). Performance figures, and in the case of the graphs reflecting the investment of $10,000, investment results include the historical performance of the Separate Account for the period prior to the International Bond Fund's commencement of operations on January 1, 1995. MacKay Shields Financial Corporation, the International Bond Fund's sub-adviser, served as investment adviser to the Separate Account, and the investment objective, policies, restrictions, guidelines, and management style of the Separate Account were substantially similar to those of the International Bond Fund. Performance figures and investment results for the period prior to January 1, 1995 have been calculated using the Separate Account's expense structure, which generally was higher than the expense structure of the International Bond Fund. The Separate Account was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions imposed under the 1940 Act. If the Separate Account had been registered under the 1940 Act, the Separate Account's performance and investment results may have been adversely affected.

++ Actual percentages will vary over time. Bond quality ratings provided by Standard & Poor's. See the prospectus for details.

(S) Adjusted for liabilities.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
INTERNATIONAL BOND FUND
PORTFOLIO OF INVESTMENTS*
December 31, 1997

LONG-TERM BONDS (78.5%)+
CORPORATE BONDS (17.1%)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                    ----------------------------
DENMARK (2.7%)
Nykredit
 Series ANN1
 7.00%, due 10/1/29...............................  DK     9,050,000 $ 1,306,472
                                                                     -----------
GERMANY (2.9%)
Bayerische VBK New York
 4.50%, due 6/24/02...............................  DM     1,160,000     634,565
Deutsche Pfandbrief Bank
 Series 436
 5.75%, due 3/4/09................................         1,375,000     764,842
                                                                     -----------
                                                                       1,399,407
                                                                     -----------
NEW ZEALAND (0.7%)
International Bank of Reconstruction & Development
 Medium-Term Notes
 Series E
 (zero coupon), due 8/20/07.......................  N$     1,231,000     360,709
                                                                     -----------
SOUTH AFRICA (0.7%)
International Bank of Reconstruction & Development
 Medium-Term Notes
 Series E
 (zero coupon),
 due 12/29/17.....................................  ZAR   21,000,000     360,320
                                                                     -----------
SWEDEN (3.1%)
Banque Nationale de Paris
 Medium-Term Notes
 Series E
 11.00%, due 11/4/99..............................  SK     6,050,000     823,594
Stadshypotek AB
 Series 1553
 10.00%, due 12/20/00.............................         5,000,000     698,521
                                                                     -----------
                                                                       1,522,115
                                                                     -----------
UNITED KINGDOM (4.2%)
Bayerische Landesbank Giro
 7.875%, due 12/7/06..............................  (Pounds) 807,000   1,427,769
European Investment Bank
 8.75%, due 8/25/17...............................           315,000     639,391
                                                                     -----------
                                                                       2,067,160
                                                                     -----------
UNITED STATES (2.8%)
Banco Nacional Commerciale Exterior
 Series REGS
 8.00%, due 7/18/02...............................  $        350,000     339,063
 Series REGS
 11.25%, due 5/30/06..............................           905,000   1,009,075
                                                                     -----------
                                                                       1,348,138
                                                                     -----------
Total Corporate Bonds
 (Cost $8,483,127)................................                     8,364,321
                                                                     -----------

--------
+ Percentages indicated are based on Fund net assets.
* Investments are grouped by currency denomination.

GOVERNMENTS & FEDERAL AGENCIES
(61.4%)

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                   ----------------------------
ARGENTINA (0.9%)
Argentina Bocon Previs
 Series Pre-1
 3.39%, due 4/1/01 (b)............................ AP       478,415 $   429,591
                                                                    -----------
AUSTRALIA (1.7%)
Australian Government
 Series 803
 9.50%, due 8/15/03............................... A$       208,000     159,355
 Series 1002
 10.00%, due 10/15/02.............................          385,000     295,404
Fannie Mae
 Medium-Term Notes
 Series E
 6.375%, due 8/15/07..............................          345,000     226,145
Queensland Treasury Corp.
 8.00%, due 9/14/07...............................          225,000     164,193
                                                                    -----------
                                                                        845,097
                                                                    -----------
CANADA (8.2%)
Alberta Government Telephone
 Series UB
 9.60%, due 7/7/98................................ C$       850,000     610,448
Canadian Government
 Series WB60
 7.25%, due 6/1/07................................          660,000     516,878
 Series H74
 10.00%, due 6/1/08...............................          210,000     196,687
 Series A33
 11.50%, due 9/1/00...............................          300,000     241,683
Province of Ontario
 7.25%, due 9/27/05...............................        1,860,000   1,402,505
Province of Quebec
 7.75%, due 3/30/06...............................          715,000     557,353
United Mexican States
 7.00%, due 6/2/03................................          700,000     457,340
                                                                    -----------
                                                                      3,982,894
                                                                    -----------
DENMARK (3.0%)
Kingdom of Denmark
 7.00%, due 12/15/04.............................. DK     9,025,000   1,436,681
                                                                    -----------
EUROPEAN MONETARY UNION (1.6%)
France Obligations Assimilables du Tresor
 7.50%, due 4/25/05............................... ECU      630,000     784,658
                                                                    -----------
FRANCE (3.9%)
France Obligations Assimilables du Tresor
 7.50%, due 4/25/05............................... FF     1,224,000     232,659
 8.25%, due 2/27/04...............................        2,480,000     482,654
 8.50%, due 3/28/00...............................        1,000,000     180,689
 8.50%, due 11/25/02..............................        4,200,000     809,299
 8.50%, due 10/25/08..............................          850,000     176,319
 8.50%, due 12/26/12..............................          170,000      36,595
                                                                    -----------
                                                                      1,918,215
                                                                    -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

GOVERNMENTS & FEDERAL AGENCIES (Continued)

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                   ----------------------------
GERMANY (10.2%)
Bundesobligation
 Series 123
 4.50%, due 5/17/02............................... DM     1,265,000 $   695,444
 Series 117
 5.125%, due 11/21/00.............................        1,880,000   1,065,238
Province of Ontario
 6.25%, due 1/13/04...............................          835,000     487,613
Republic of Deutschland
 Series 96
 6.00%, due 2/16/06...............................        1,709,000     998,191
 Series 94
 6.25%, due 1/4/24 (a)............................        1,230,000     718,760
 Series 95
 7.375%, due 1/3/05 (a)...........................          255,000     160,215
Treuhandanstalt
 7.50%, due 9/9/04 (a)............................        1,371,000     864,060
                                                                    -----------
                                                                      4,989,521
                                                                    -----------
IRELAND (3.2%)
Irish Government
 6.25%, due 4/1/99 (a)............................ IP       199,000     288,037
 6.50%, due 10/18/01..............................          345,000     516,572
 8.00%, due 8/18/06...............................          466,000     774,794
                                                                    -----------
                                                                      1,579,403
                                                                    -----------
ITALY (10.3%)
Buoni Poliennali del Tesoro
 8.50%, due 1/1/04................................ IL 1,690,000,000   1,103,942
 9.00%, due 11/1/23...............................      770,000,000     602,302
 9.50%, due 2/1/01................................      555,000,000     353,551
 10.50%, due 7/15/00..............................    2,470,000,000   1,576,280
 10.50%, due 4/1/05...............................      670,000,000     489,763
 12.00%, due 5/1/02...............................    1,295,000,000     921,859
                                                                    -----------
                                                                      5,047,697
                                                                    -----------
NEW ZEALAND (1.5%)
Fannie Mae
 7.25%, due 6/20/02............................... N$       498,000     282,951
New Zealand Government
 8.00%, due 11/15/06..............................          688,000     423,924
                                                                    -----------
                                                                        706,875
                                                                    -----------
SPAIN (3.5%)
Spanish Government
 7.35%, due 3/31/07............................... SP    64,830,000     477,901
 10.25%, due 11/30/98.............................       37,880,000     260,607
 10.50%, due 10/30/03.............................      120,060,000     991,022
                                                                    -----------
                                                                      1,729,530
                                                                    -----------

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                    ----------------------------
SWEDEN (3.3%)
Swedish Government
 Series 1038
 6.50%, due 10/25/06............................... SK     6,500,000 $   850,925
 Series 1030
 13.00%, due 6/15/01...............................        5,000,000     773,994
                                                                     -----------
                                                                       1,624,919
                                                                     -----------
UNITED KINGDOM (7.9%)
Republic of Argentina
 Series LELI
 10.00%, due 6/25/07............................... (Pounds) 250,000     389,757
United Kingdom Treasury Bonds
 7.50%, due 12/7/06................................          623,000   1,101,968
 8.00%, due 9/27/13................................          494,000     945,422
 10.00%, due 2/26/01 (a)...........................          791,000   1,419,057
                                                                     -----------
                                                                       3,856,204
                                                                     -----------
UNITED STATES (2.2%)
Bonos del Tesoro
 Series BT02
 8.75%, due 5/9/02................................. $        190,000     180,500
Republic of Panama
 Series REGS
 7.875%, due 2/13/02...............................          315,000     305,156
 8.875%, due 9/30/27...............................          630,000     592,200
                                                                     -----------
                                                                       1,077,856
                                                                     -----------
Total Governments & Federal Agencies
 (Cost $30,383,769)................................                   30,009,141
                                                                     -----------
Total Long-Term Bonds
 (Cost $38,866,896)................................                   38,373,462
                                                                     -----------
SHORT-TERM
INVESTMENTS (16.0%)
COMMERCIAL PAPER (5.1%)
UNITED STATES (5.1%)
Ford Motor Credit Co.
 6.25%, due 1/2/98................................. $      2,000,000   1,999,652
Merrill Lynch & Co. Inc.
 6.00%, due 1/2/98.................................          500,000     499,917
                                                                     -----------
Total Commercial Paper
 (Cost $2,499,569).................................                    2,499,569
                                                                     -----------
GOVERNMENTS & FEDERAL
 AGENCIES (10.9%)
AUSTRALIA (0.4%)
Treasury Corp. Victoria
 Series 1098
 12.00%, due 10/22/98.............................. A$       285,000     195,841
                                                                     -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

SHORT-TERM INVESTMENTS (Continued)

                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                -----------------------------
GOVERNMENTS & FEDERAL
 AGENCIES (Continued)
CANADA (4.1%)
Canadian Treasury Bill
 (zero coupon),
 due 1/8/98.................................... C$     2,875,000  $ 2,007,538
                                                                  -----------
FRANCE (4.1%)
French Treasury Bill
 (zero coupon),
 due 3/26/98................................... FF    12,006,000    1,979,768
                                                                  -----------
IRELAND (0.5%)
Irish Government
 9.75%, due 6/1/98............................. IP       180,000      261,023
                                                                  -----------
NEW ZEALAND (1.8%)
New Zealand Treasury Bill
 (zero coupon),
 due 3/11/98................................... N$     1,490,000      850,939
                                                                  -----------
Total Governments & Federal Agencies
 (Cost $5,435,329).............................                     5,295,109
                                                                  -----------
Total Short-Term Investments
 (Cost $7,934,898).............................                     7,794,678
                                                                  -----------
Total Investments
 (Cost $46,801,794) (c)........................             94.5%  46,168,140 (d)
Cash and Other Assets,
 Less Liabilities..............................              5.5    2,680,415
                                                ----------------  -----------
Net Assets.....................................            100.0% $48,848,555
                                                ================  ===========

--------
(a) Segregated or partially segregated as collateral for forward foreign currency contracts.
(b) Floating rate. Rate shown is the rate in effect at December 31, 1997.
(c) The cost for Federal income tax purposes is $46,830,956.
(d) At December 31, 1997 net unrealized depreciation for securities was $662,816, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $742,467 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,405,283.
(e) The following abbreviations are used in the above portfolio:
    AP --Argentine Peso
    A$ --Australian Dollar
    C$ --Canadian Dollar
    DK --Danish Krone
    DM --Deutsche Mark
    ECU--European Currency Unit
    FF --French Franc
    IP --Irish Punt
    IL --Italian Lira
    N$ --New Zealand Dollar
    (Pounds)--Pound Sterling
    ZAR--South African Rand
    SP --Spanish Peseta
    SK --Swedish Krona
    $  --U.S. Dollar

 The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1997

ASSETS:
 Investment in securities, at value
  (identified cost $46,801,794)................................... $46,168,140
 Cash denominated in foreign currencies (identified cost
  $4,037,971).....................................................   4,013,766
 Cash.............................................................      16,807
 Receivables:
 Interest.........................................................     928,888
 Investment securities sold.......................................     320,589
 Fund shares sold.................................................      35,540
 Unrealized appreciation on forward foreign currency contracts....     333,270
 Unamortized organization expense ................................       1,518
                                                                   -----------
   Total assets...................................................  51,818,518
                                                                   -----------
LIABILITIES:
 Payables:
 Investment securities purchased..................................   2,583,740
 Fund shares redeemed.............................................      24,458
 MainStay Management..............................................      21,605
 Custodian........................................................       8,415
 Transfer agent...................................................       2,114
 Accrued expenses.................................................      31,343
 Unrealized depreciation on forward foreign currency contracts....     298,288
                                                                   -----------
   Total liabilities..............................................   2,969,963
                                                                   -----------
 Net assets....................................................... $48,848,555
                                                                   ===========
COMPOSITION OF NET ASSETS:
 Capital stock (par value of $.001 per share) 1 billion shares
  authorized Institutional Class.................................. $     4,839
 Institutional Service Class......................................          23
 Additional paid-in capital.......................................  49,365,242
 Accumulated undistributed net investment income..................      89,876
 Accumulated undistributed net realized gain on investments.......       2,162
 Net unrealized depreciation on investments.......................    (633,654)
 Net unrealized appreciation on translation of assets and
  liabilities in foreign currencies and forward foreign currency
  contracts.......................................................      20,067
                                                                   -----------
 Net assets....................................................... $48,848,555
                                                                   ===========
Institutional Class
 Net assets applicable to outstanding shares...................... $48,613,489
                                                                   ===========
 Shares of capital stock outstanding..............................   4,839,358
                                                                   ===========
 Net asset value per share outstanding............................ $     10.05
                                                                   ===========
Institutional Service Class
 Net assets applicable to outstanding shares...................... $   235,066
                                                                   ===========
 Shares of capital stock outstanding..............................      23,480
                                                                   ===========
 Net asset value per share outstanding............................ $     10.01
                                                                   ===========

STATEMENT OF OPERATIONS
For the year ended December 31, 1997

INVESTMENT INCOME:
 Income:
 Interest......................................................... $3,479,553
                                                                   ----------
 Expenses:
 Administration...................................................    228,235
 Advisory.........................................................    136,941
 Management.......................................................     43,865
 Professional.....................................................     41,478
 Custodian........................................................     32,476
 Registration.....................................................     24,142
 Transfer agent...................................................     22,192
 Shareholder communication........................................      7,793
 Directors........................................................      1,578
 Amortization of organization expense.............................        760
 Service..........................................................        604
 Miscellaneous....................................................     20,451
                                                                   ----------
   Total expenses before
    reimbursement.................................................    560,515
 Expense reimbursement from
  Administrator or Manager........................................    (74,177)
                                                                   ----------
   Net expenses...................................................    486,338
                                                                   ----------
 Net investment income............................................  2,993,215
                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCY TRANSACTIONS:
 Net realized gain from:
 Security transactions............................................  1,535,035
 Foreign currency transactions....................................  1,308,158
                                                                   ----------
 Net realized gain on investments and foreign currency
  transactions....................................................  2,843,193
                                                                   ----------
 Net change in unrealized appreciation (depreciation) on
  investments:
 Security transactions............................................ (4,098,551)
 Translation of assets and liabilities in
  foreign currencies and forward foreign currency contracts.......   (382,945)
                                                                   ----------
 Net unrealized loss on investments and
  foreign currencies.............................................. (4,481,496)
                                                                   ----------
 Net realized and unrealized loss on investments and foreign currency transactions........................................... (1,638,303)
                                                                   ----------
 Net increase in net assets resulting from operations............. $1,354,912
                                                                   ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
INTERNATIONAL BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1997 and December 31, 1996

                                                         1997         1996
                                                      -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
 Net investment income............................... $ 2,993,215  $ 2,835,164
 Net realized gain on investments....................   1,535,035      868,042
 Net realized gain on foreign currency transac-
  tions..............................................   1,308,158    2,078,040
 Net change in unrealized appreciation (deprecia-
  tion) on investments...............................  (4,098,551)     179,771
 Net change in unrealized appreciation (deprecia-
  tion) on translation of assets and liabilities in
  foreign currencies and forward foreign currency
  contracts..........................................    (382,945)     421,727
                                                      -----------  -----------
 Net increase in net assets resulting from opera-
  tions..............................................   1,354,912    6,382,744
                                                      -----------  -----------
 Dividends and distributions to shareholders:
 From net investment income and net realized gain on
  foreign currency transactions:
  Institutional Class................................  (4,197,703)  (5,580,459)
  Institutional Service Class........................     (19,891)     (22,729)
 From net realized gain on investments:
  Institutional Class................................  (1,539,271)  (1,136,473)
  Institutional Service Class........................      (7,516)      (4,703)
                                                      -----------  -----------
   Total dividends and distributions to sharehold-
    ers..............................................  (5,764,381)  (6,744,364)
                                                      -----------  -----------
 Capital share transactions:
 Net proceeds from sale of shares:
  Institutional Class................................   1,477,297    2,326,123
  Institutional Service Class........................      58,930      205,185
 Net asset value of shares issued to shareholders in
  reinvestment of dividends and distributions:
  Institutional Class................................   5,736,968    6,716,923
  Institutional Service Class........................      27,401       27,424
                                                      -----------  -----------
                                                        7,300,596    9,275,655
 Cost of shares redeemed:
  Institutional Class................................  (6,192,594)  (1,096,721)
  Institutional Service Class........................     (54,357)      (7,271)
                                                      -----------  -----------
  Increase in net assets derived from capital share
   transactions......................................   1,053,645    8,171,663
                                                      -----------  -----------
  Net increase (decrease) in net assets..............  (3,355,824)   7,810,043
NET ASSETS:
 Beginning of year...................................  52,204,379   44,394,336
                                                      -----------  -----------
 End of year......................................... $48,848,555  $52,204,379
                                                      ===========  ===========
 Accumulated undistributed net investment income..... $    89,876  $     6,097
                                                      ===========  ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL BOND FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                        INSTITUTIONAL               INSTITUTIONAL               INSTITUTIONAL
                          INSTITUTIONAL    SERVICE    INSTITUTIONAL    SERVICE    INSTITUTIONAL    SERVICE
                              CLASS         CLASS         CLASS         CLASS         CLASS         CLASS
                          ------------- ------------- ------------- ------------- ------------- -------------
                                          YEAR ENDED DECEMBER 31                      JANUARY 1, 1995(a)
                          -------------------------------------------------------           THROUGH
                                     1997                        1996                  DECEMBER 31, 1995
                          --------------------------- --------------------------- ---------------------------
Net asset value at
 beginning of year......     $ 11.10       $ 11.07       $ 11.16       $ 11.14       $ 10.00       $ 10.00
                             -------       -------       -------       -------       -------       -------
Net investment income...        1.01          0.98          1.21          1.19          0.70          0.70
Net realized and
 unrealized gain (loss)
 on investments.........       (1.11)        (1.13)         0.11          0.11          1.12          1.10
Net realized and
 unrealized gain on
 foreign currency
 transactions...........        0.40          0.41          0.27          0.26          0.02          0.02
                             -------       -------       -------       -------       -------       -------
Total from investment
 operations.............        0.30          0.26          1.59          1.56          1.84          1.82
                             -------       -------       -------       -------       -------       -------
Less dividends and
 distributions:
From net investment
 income and net realized
 gain on foreign
 currency transactions..       (0.99)        (0.96)        (1.37)        (1.35)        (0.55)        (0.55)
From net realized gain
 on investments.........       (0.36)        (0.36)        (0.28)        (0.28)        (0.13)        (0.13)
                             -------       -------       -------       -------       -------       -------
Total dividends and
 distributions..........       (1.35)        (1.32)        (1.65)        (1.63)        (0.68)        (0.68)
                             -------       -------       -------       -------       -------       -------
Net asset value at end
 of year................     $ 10.05       $ 10.01       $ 11.10       $ 11.07       $ 11.16       $ 11.14
                             =======       =======       =======       =======       =======       =======
Total investment return
 .......................        2.62%         2.27%        14.32%        14.08%        18.46%        18.26%
Ratios (to average net
 assets)/Supplemental
 Data:
 Net investment income..        5.86%         5.61%         6.02%         5.77%         6.61%         6.36%
 Net expenses...........        0.95%         1.20%         0.95%         1.20%         0.95%         1.20%
 Expenses (before
  reimbursement)........        1.10%         1.35%         1.08%         1.33%         1.03%         1.28%
Portfolio turnover
 rate...................         186%          186%           57%           57%           92%           92%
Net assets at end of
 year (in 000's)........     $48,613       $   235       $51,980       $   225       $44,388       $     6

--------
(a) Commencement of operations.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MONEY MARKET FUND
================================================================================

--------------------------------------------------------------------------------
1997 MARKET HIGHLIGHTS
--------------------------------------------------------------------------------

 . The Federal Reserve Board increased their targeted Federal Funds rate by 25 basis points at the end of March, causing short-term rates to move higher.

 . As economic growth slowed to a more moderate pace and inflation remained subdued, short-term rates generally declined throughout the rest of the year.

 .  Securities with longer maturities tended to outperform as rates declined.

 . In the second half of the year, some investors stayed away from securities which they felt may be affected by difficulties in Asian markets.

--------------------------------------------------------------------------------
1997 FUND HIGHLIGHTS
--------------------------------------------------------------------------------

 .  The Fund returned 5.27% and 5.01% for Institutional Class shares and Service
   Class shares, respectively, for the year ended 12/31/97.

 . Both share classes underperformed the average Lipper* institutional money market fund, which returned 5.33% for the year ended 12/31/97.

 . The Fund's shorter maturity helped its performance as interest rates rose, but hurt performance in the second quarter as rates began to decline. Longer maturities in the second half of the year helped the Fund's performance.

 . Emphasizing floating rate securities and asset-backed securities and reducing exposure to commercial paper helped the Fund's overall performance.


The money markets experienced a pivotal shift at the end of March 1997, when the Federal Reserve Board (Fed) increased their targeted federal funds rate by 25 basis points. Although the increase stimulated broad speculation about whether further Fed tightening would occur, slowing economic growth and continued low inflation removed any need for additional action, and rates generally declined throughout the rest of the year.

In a declining interest rate environment, securities with longer duration tend to perform better. As investors sought longer-duration securities, however, price competition intensified. During the second half of the year, currency and financial problems in Southeast Asian markets caused a flight to quality, which was basically positive for money market instruments since they are generally considered to be low-risk investments. Holdings with any form of Asian exposure, however, tended to underperform during the Asian market turmoil.

Given this context, how did the MainStay Institutional Money Market Fund do in 1997?

For the year ended 12/31/97, the MainStay Institutional Money Market Fund returned 5.27% and 5.01% for Institutional Class shares and Service Class shares, respectively. Both share classes underperformed the average Lipper institutional money market fund, which returned 5.33% for the year.

--------------------------------------------------------------------------------
Federal funds rate The benchmark for the rate institutions charge one another for overnight loans to meet reserve requirements.

Basis point One hundredth of one percent in the yield of an investment, i.e., 100 basis points equals 1%.

Tightening/Easing When the Federal Reserve Board moves to lower interest rates it is said to be "easing" or making borrowing more affordable. When it moves to raise interest rates, it is said to be "tightening" or making borrowing more expensive.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
* Lipper Analytical Services, Inc. is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.

================================================================================

What accounted for the Fund's underperformance?

Duration is the most important factor influencing performance in money market funds. Our decision to maintain a short duration during the first quarter benefited the Fund when interest rates rose. But maintaining a short duration hurt performance in the second quarter as rates began to decline. Beginning in late May, we lengthened the duration of the Fund's portfolio, which helped in the second half of the year. In addition, the Fund's concentration on higher-quality securities may have caused it to underperform other funds that are willing to assume higher levels of risk.

Why did you remain short after the Federal Reserve Board raised interest rates?

It was not yet clear whether the Fed would tighten again and we did not want the Fund to have a long duration if they did.

What was the Fund's average maturity during the year?

The Fund's average maturity ranged between 42 and 61 days. At year end, the Fund's maturity was 53 days, with a target of 55 to 60 days. Some other money market funds were considerably longer in the second half of the year, which proved beneficial.

Were there particular types of securities you preferred in 1997?

We invested a portion of the Fund's assets in floating rate securities. Starting with a purchase of IBM securities in March 1997, we increased the Fund's allocation throughout the year. The floaters allowed for flexibility in the Fund's duration management as well as an increase in yield. The yield advantage comes from giving up some liquidity with a longer final maturity. The coupon on floaters is reset from time to time, and the duration on a floater is the time between coupon resets, not the period to final maturity. Overall, these securities provided the Fund with higher returns than commercial paper with similar durations.

Were there other securities that worked well for the Fund?

The Fund was also invested in some asset-backed securities. Since these securities have more complex structures than typical cash investments, they attract a smaller number of investors and trade at slightly lower prices than their less complex counterparts. We chose securities with underlying collateral, such as credit card receivables, car loans, and student loans. These types of securities tend not to be available on a daily basis and the timing of our purchases was determined by technical factors such as supply. By buying when supply was greater, we were able to purchase securities for the Fund at fair value or slight discounts, which helped the Fund's overall performance.

Were there sectors that were emphasized less this year?

We reduced the Fund's allocation to commercial paper, which is the most liquid segment of the money market. Since the Fund was experiencing cash inflows, we decided that a portion of the Fund's assets could be invested in less liquid sectors. The result for the Fund was positive, since what the Fund lost in liquidity it made up for in return.

--------------------------------------------------------------------------------
Duration A measure of average maturity, which adjusts for the time value of the payments investors will receive and which takes into account interest payments as well as principal payments. Duration is a better gauge of interest-rate sensitivity than average maturity alone.

Flight to quality When investors in general move to improve the credit quality and liquidity of the securities they own, either because of credit concerns or international crisis.

Yield The income per share (or current value of a security) paid to investors over a specified period of time as a percentage of the cost of the security. Mutual fund yields are expressed as a percent of the fund's current net asset value.

LIBOR The rate that the most creditworthy international banks dealing in Eurodollars charge each other for loans. The LIBOR rate is usually the base for other large Eurodollar loans to less creditworthy corporate and government borrowers.

Yield spread The difference in yield between securities in different market sectors, such as government and mortgage-backed securities or between different securities in a single sector, such as 5- and 10-year Treasuries.

Yield curve When interest rates available from various short-, intermediate-, and long-term securities are plotted on a graph, the resulting line is known as a yield curve.
--------------------------------------------------------------------------------

================================================================================

Which significant purchases during the year performed well for the Fund?

In June, we bought Asset-Backed Securities Trust 1997--C Class N security at a price that was less expensive than other types of floaters and commercial paper of similar duration. This instrument has outperformed over the remainder of the year as floaters became more expensive relative to other investment alternatives. In August, we purchased two Honeywell medium-term notes that helped us lengthen the duration of the Fund and lock in higher yields for longer periods. Since the Fed took no further action, the result increased the yield of the Fund in the second half of the year. In September, we bought Barnett Auto Trust 1997--A Class A-1 security for the Fund at an attractive price, allowing us to increase liquidity and yield since principal payments are made on a monthly basis.

How was the Fund affected by the Asian turmoil?

The Fund's exposure to Asian issuers or issuers with business relations in Asia was very limited, so we avoided many of the difficulties that occurred in that market. The Fund's only direct Asian holding was commercial paper issued by Mitsubishi Motors, and backed by a Bank of Tokyo letter of credit. We are comfortable with this paper and continue to believe it offers minimal credit risk. But the Fund's holdings did suffer a bit along with the general flight away from Asian companies.

Which securities provided the best overall performance for the Fund?

Asset-backed floaters did quite well. Securities with LIBOR as a benchmark became more expensive in the money markets because of yield spreads widening between Treasury bills and LIBOR.

How was the Fund weighted at year end?

Relative to its positions a year ago, the Fund was overweighted in asset-backed securities and floaters, and underweighted in commercial paper. By year end, the Fund's allocation to commercial paper was 75%, which we may seek to reduce to between 50% and 70% in 1998 if values appear greater in other sectors.

What do you foresee in the year ahead?

We believe there remains a good deal of currency risk in Asia, and we have yet to see how the outcome there will affect monetary policy. With the recent flight to quality, the yield curve has become increasingly flat as interest rates declined. A steepening of the curve could negatively impact the relative performance of the longer maturity securities in the Fund. Whatever happens, we will continue to manage the Fund seeking to provide a high level of current income, while preserving capital and maintaining liquidity.


David Clement, CFA
Portfolio Manager


--------------------------------------------------------------------------------
 Past performance is no guarantee of future results.

                             [GRAPHS APPEAR HERE]

                  $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                             MONEY MARKET FUND VS
                   LIPPER INSTITUTIONAL MONEY MARKET AVERAGE

                          INSTITUTIONAL CLASS SHARES

                                                       LIPPER
                                                    INSTITUTIONAL
                DATE      MONEY MARKET FUND     MONEY MARKET AVERAGE
                ----      -----------------     --------------------
               1/2/91           10,000                  10,000
                91              10,595                  10,599
                92              10,983                  10,972
                93              11,300                  11,294
                94              11,738                  11,745
                95              12,399                  12,419
                96              13,032                  13,058
                97              13,720                  13,752

                  $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                             MONEY MARKET FUND VS
                   LIPPER INSTITUTIONAL MONEY MARKET AVERAGE

                             SERVICE CLASS SHARES

                                                      LIPPER
                                                   INSTITUTIONAL
                DATE      MONEY MARKET FUND     MONEY MARKET AVERAGE
                ----      -----------------     --------------------
               1/2/91           10,000                 10,000
                91              10,595                 10,599
                92              10,983                 10,972
                93              11,300                 11,294
                94              11,738                 11,745
                95              12,379                 12,419
                96              12,972                 13,055
                97              13,630                 13,752

Source: Lipper Analytical Services, Inc.
These graphs assume a $10,000 investment made on 1/2/91.

                                                      Total Return*                  SEC Average Annual Total Return*
PERFORMANCE                                     as of December 31, 1997                  as of December 31, 1997
-----------------------------------------------------------------------------------------------------------------------------
                                                      Year to Date             One Year       Five Year     Since Inception
-----------------------------------------------------------------------------------------------------------------------------
Money Market Fund Institutional Class+                    5.27%                  5.27%          4.55%           4.62%
Money Market Fund Service Class+                          5.01%                  5.01%          4.41%           4.52%
Average Lipper Institutional Money Market Fund            5.33%                  5.33%          4.64%           4.70%



YEAR-BY-YEAR PERFORMANCE
--------------------------------------------------------------------------------

                          Institutional Class Shares

                           [BAR GRAPH APPEARS HERE]

                      Year End             Total Return %*
                      --------             ---------------
                        1991                    5.95
                        1992                    3.66
                        1993                    2.89
                        1994                    3.88
                        1995                    5.63
                        1996                    5.11
                        1997                    5.27

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(% of net assets as of December 31, 1997)
--------------------------------------------------------------------------------
                     [PIE CHART APPEARS HERE]

    Commercial Paper                               74.75%
    Medium-Term Notes                               8.60%
    Bank Notes                                      4.71%
    Other                                          12.17%
    Cash, Equivalents & Other Assets               (0.23)%++

--------------------------------------------------------------------------------

TOP 10 HOLDINGS
(% of net assets as of December 31, 1997)
--------------------------------------------------------------------------------

1.  Xerox Capital Europe PLC                        3.93%
2.  Barnett Banks, Inc.                             3.13%
3.  Asset-Backed Securities Investment Trust        1.96%
4.  Branch Banking & Trust Co.                      1.96%
5.  California Pollution Control Finance Authority  1.96%
6.  Greenwood Trust Co.                             1.96%
7.  Dun & Bradstreet Corp.                          1.96%
8.  Societe Generale Bank                           1.96%
9.  General Electric Capital Corp.                  1.96%
10. Riverwoods Funding Corp.                        1.96%

--------------------------------------------------------------------------------

TOP 5 INDUSTRY HOLDINGS
(% of net assets as of December 31, 1997)
--------------------------------------------------------------------------------

1. Banks                                           17.64%
2. Finance                                         17.56%
3. Brokerage                                       13.81%
4. Auto Manufacturing                              13.11%
5. Conglomerates                                    9.85%

Average Maturity  53 Days
(as of 12/31/97)
--------------------------------------------------------------------------------
* Total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends, and, for the Service Class shares, include the service fee of .25%

+ Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Fund's inception (1/2/91) up to December 31, 1994. Performance figures for these two Classes after this date will vary based on differences in their expense structures.

   The Money Market Fund--Institutional Class had a 7-day effective yield of 5.45% and a 7-day average yield of 5.31%, both as of 12/31/97. The Money Market Fund--Service Class had a 7-day effective yield of 5.19% with a 7-day current yield of 5.06%, both as of 12/31/97. These yields reflect certain expense limitations. Had certain expenses not been limited, the 7-day effective yield and the 7-day current yield would have been 5.28% and 5.15%, respectively, for the Institutional Class and 5.02% and 4.90%, respectively, for the Service Class. These expense limitations are voluntary and may be terminated or revised at any time.

   Investments in the Money Market Fund are neither insured nor guaranteed by the U.S. government, and there is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that upon redemption, shares may be worth more or less than their original cost.

   The Institutional Class shares are sold with no sales charge. The Service Class shares, first offered 1/1/95, are sold with no initial or contingent deferred sales charge, but are subject to an annual shareholder service fee of .25%.

++ Adjusted for liabilities.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
December 31, 1997

SHORT-TERM INVESTMENTS (100.2%)+

                                                        PRINCIPAL   AMORTIZED
                                                         AMOUNT        COST
                                                       ------------------------
ASSET-BACKED SECURITIES (4.0%)
Asset-Backed Securities Investment Trust
 Series 1997-C Class N
 5.98%, due 6/15/98 (a)(b)(d)......................... $ 5,000,000 $  5,000,000
Barnett Auto Trust
 Series 1997-A Class A1
 5.65%, due 10/15/98 (d)..............................   2,955,010    2,955,010
PNC Student Loan Trust I
 Series 1997-2 Class A1
 5.91%, due 7/20/98 (b)(d)............................   2,250,539    2,250,539
                                                                   ------------
                                                                     10,205,549
                                                                   ------------
BANK NOTES (4.7%)
Comerica Bank Detroit, Michigan
 5.68%, due 7/22/98 (b)(d)............................   3,000,000    2,999,033
Greenwood Trust Co.
 5.66%, due 1/7/98 (d)................................   5,000,000    5,000,000
PNC Bank N.A.-Pittsburg, Pennsylvania
 5.63%, due 5/12/98 (b)(d)............................   3,000,000    2,999,473
 6.00%, due 6/5/98 (b)(d).............................   1,000,000    1,000,041
                                                                   ------------
                                                                     11,998,547
                                                                   ------------
BANKERS' ACCEPTANCE (2.0%)
Wachovia Bank N.A.
 5.49%, due 2/2/98....................................   5,000,000    4,975,600
                                                                   ------------
CERTIFICATES OF DEPOSIT (3.9%)
Branch Banking & Trust Co.
 5.75%, due 2/10/98 (d)...............................   5,000,000    5,000,000
Societe Generale Bank
 New York
 6.16%, due 8/25/98 (b)(d)............................   5,000,000    4,998,127
                                                                   ------------
                                                                      9,998,127
                                                                   ------------
COMMERCIAL PAPER (74.7%)
Altair Funding Corp.
 5.73%, due 1/15/98 (a)...............................   5,000,000    4,988,858
Barnett Banks Inc.
 5.95%, due 1/23/98...................................   8,000,000    7,970,911
Bear Stearns Cos. Inc.
 5.62%, due 1/29/98...................................   5,000,000    4,978,144
 5.74%, due 3/19/98...................................   5,000,000    4,938,614
Beneficial Corp.
 5.70%, due 4/15/98...................................   5,000,000    4,917,667
California Pollution Control Financing Authority
 Series 1996
 5.85%, due 3/11/98 (a)(d)............................   5,000,000    5,000,000
Caterpillar Financial
 Services Corp.
 5.52%, due 1/21/98...................................   5,000,000    4,984,667
 5.55%, due 2/4/98....................................   5,000,000    4,973,792

--------
+ Percentages indicated are based on Fund net assets.

                                                        PRINCIPAL   AMORTIZED
                                                         AMOUNT        COST
                                                       ------------------------
COMMERCIAL PAPER (Continued)
Chrysler Financial Corp.
 5.70%, due 4/13/98................................... $ 5,000,000 $  4,919,250
 5.71%, due 3/31/98...................................   5,000,000    4,929,418
Columbus Southern Power
 6.60%, due 1/6/98....................................   2,900,000    2,897,342
Daimler-Benz
 North America Corp.
 5.58%, due 3/26/98...................................   3,000,000    2,960,940
 5.62%, due 3/17/98...................................   5,000,000    4,941,458
Duke Capital Corp.
 5.85%, due 2/6/98 (a)................................   5,000,000    4,970,750
 6.85%, due 1/2/98 (a)................................   1,032,000    1,031,804
Dun & Bradstreet Corp.
 6.80%, due 1/2/98....................................   5,000,000    4,999,056
Enterprise Funding Corp.
 5.65%, due 2/27/98 (a)...............................   3,634,000    3,601,491
Ford Motor Credit Co.
 5.70%, due 3/6/98....................................   3,000,000    2,969,600
 5.71%, due 1/5/98....................................     880,000      879,442
Fountain Square Commercial Funding Corp.
 5.65%, due 2/19/98 (a)...............................   1,987,000    1,971,719
General Electric Capital Corp.
 5.54%, due 1/6/98....................................   5,000,000    4,996,153
 5.66%, due 4/9/98....................................   5,000,000    4,922,961
 5.72%, due 2/4/98 (d)................................     196,000      196,000
General Motors
 Acceptance Corp.
 5.56%, due 1/12/98...................................   5,000,000    4,991,506
 5.64%, due 3/25/98...................................   4,000,000    3,947,987
Goldman, Sachs & Co.
 5.70%, due 5/4/98....................................   5,000,000    4,902,707
Goldman Sachs Group L.P.
 5.65%, due 3/24/98...................................   5,000,000    4,935,653
Heinz (H.J.) Co.
 5.78%, due 2/10/98...................................   5,000,000    4,967,889
J.P. Morgan & Co. Inc.
 5.74%, due 2/23/98...................................   5,000,000    4,957,747
LG&E Capital Corp.
 5.57%, due 2/19/98 (a)...............................   4,000,000    3,969,674
Mayne Nickless Ltd.
 5.70%, due 1/20/98...................................   5,000,000    4,984,958
Mitsubishi Motors Credit of America Inc.
 Series A
 5.67%, due 1/16/98...................................   5,000,000    4,988,188
Morgan Stanley, Dean Witter, Discover & Co.
 5.69%, due 2/18/98...................................   5,000,000    4,962,067
 5.74%, due 3/13/98...................................   3,000,000    2,966,038
Mount Sinai Medical Center Realty Corp.
 5.65%, due 2/20/98...................................   5,000,000    4,960,764
Procter & Gamble Co.
 5.72%, due 3/10/98...................................   5,000,000    4,945,978

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

SHORT-TERM INVESTMENTS (Continued)

                                                        PRINCIPAL   AMORTIZED
                                                         AMOUNT        COST
                                                       ------------------------
COMMERCIAL PAPER (Continued)
Riverwoods Funding Corp.
 5.55%, due 1/7/98.................................... $ 5,000,000 $  4,995,375
 5.69%, due 1/30/98...................................   5,000,000    4,977,082
Sears Roebuck Acceptance Corp.
 5.60%, due 1/28/98...................................   5,000,000    4,979,000
 5.62%, due 4/20/98...................................   4,000,000    3,931,935
Sigma Finance Corp.
 5.55%, due 2/2/98 (a)................................   2,000,000    1,990,133
Xerox Capital Europe PLC
 6.80%, due 1/2/98....................................  10,000,000    9,998,111
Xerox Credit Corp.
 5.50%, due 2/9/98....................................   5,000,000    4,970,208
                                                                   ------------
                                                                    190,263,037
                                                                   ------------
CORPORATE BOND (0.4%)
Fleet Financial Group Inc.
 6.00%, due 10/26/98 (d)..............................   1,000,000    1,000,420
                                                                   ------------
CORPORATE NOTES (1.4%)
CIT Group Holdings Inc.
 8.75%, due 4/15/98 (d)...............................   1,000,000    1,006,691
Mississippi Power Co.
 5.38%, due 3/1/98 (d)................................   2,500,000    2,497,066
                                                                   ------------
                                                                      3,503,757
                                                                   ------------
FEDERAL AGENCIES (0.5%)
Federal Home Loan Bank Discount Corp.
 5.50%, due 6/17/98...................................     340,000      331,325
Federal Home Loan
 Mortgage Corp.
 5.49%, due 3/4/98....................................     730,000      723,098
Federal National Mortgage Association
 5.46%, due 3/19/98...................................     240,000      237,197
                                                                   ------------
                                                                      1,291,620
                                                                   ------------
MEDIUM-TERM NOTES (8.6%)
American General Finance Corp. Series C
 5.55%, due 4/27/98 (d)...............................   4,000,000    3,997,384
Chrysler Financial Corp.
 Series K
 6.83%, due 6/8/98 (d)................................   1,000,000    1,002,249
General Motors
 Acceptance Corp.
 6.20%, due 5/11/98 (d)...............................   1,835,000    1,837,278
Honeywell, Inc. Series A
 7.70%, due 4/1/98 (d)................................   2,500,000    2,511,080
 7.71%, due 5/7/98 (d)................................   2,500,000    2,515,132
IBM Credit Corp.
 5.60%, due 3/2/98 (b)(d).............................   3,000,000    2,999,668
Morgan Stanley Group Inc. Series C
 5.83%, due 5/18/98 (b)(d)............................   2,500,000    2,499,953

                                                       PRINCIPAL    AMORTIZED
                                                        AMOUNT         COST
                                                      -------------------------
MEDIUM-TERM NOTES (Continued)
PepsiCo Inc.
 5.46%, due 7/1/98 (c)(d)............................ $ 4,550,000  $  4,540,521
                                                                   ------------
                                                                     21,903,265
                                                                   ------------
Total Short-Term Investments
 (Amortized Cost
 $255,139,922) (e)...................................       100.2%  255,139,922
Liabilities in Excess of
 Cash and Other Assets...............................        (0.2)     (592,798)
                                                      -----------  ------------
Net Assets...........................................       100.0% $254,547,124
                                                      ===========  ============

--------
(a) May be sold to institutional investors only.
(b) Floating rate. Rate shown is the rate in effect at December 31, 1997.
(c) Variable rate. Rate shown is the rate in effect at December 31, 1997.
(d) Coupon interest bearing security.
(e) The cost stated also represents the aggregate cost for Federal income tax purposes.

The table below sets forth the diversification of Money Market Fund investments by industry.

INDUSTRY DIVERSIFICATION

                                                          AMORTIZED
                                                             COST      PERCENT +
                                                         ----------------------
Auto Manufacturing...................................... $ 33,379,128     13.1%
Banks...................................................   44,892,137     17.6
Beverages...............................................    4,540,521      1.8
Brokerage...............................................   35,140,923     13.8
Capital Goods...........................................    9,958,458      3.9
Computers & Office Equipment............................   17,967,987      7.1
Conglomerates...........................................   25,072,262      9.8
Consumer Financial Services.............................    1,006,691      0.4
Federal Agencies........................................    1,291,620      0.5
Finance.................................................   44,690,668     17.6
Food....................................................    4,967,889      1.9
Insurance...............................................    2,955,010      1.2
Publishing..............................................    4,999,056      2.0
Retail..................................................    8,910,936      3.5
Utilities...............................................    9,972,228      3.9
Utilities-Electrical....................................    5,394,408      2.1
                                                         ------------    -----
                                                          255,139,922    100.2
Liabilities in Excess of
 Cash and Other Assets..................................     (592,798)    (0.2)
                                                         ------------    -----
Net Assets.............................................. $254,547,124    100.0%
                                                         ============    =====

--------
+ Percentages indicated are based on Fund net assets.

 The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1997

ASSETS:
 Investment in securities, at value (amortized cost
  $255,139,922).................................................. $255,139,922
 Cash............................................................          227
 Interest receivable.............................................      685,966
                                                                  ------------
   Total assets..................................................  255,826,115
                                                                  ------------
LIABILITIES:
 Payables:
 MainStay Management.............................................       78,686
 Custodian.......................................................        8,372
 Transfer agent..................................................        4,857
 Accrued expenses................................................       70,468
 Dividend payable................................................    1,116,608
                                                                  ------------
   Total liabilities.............................................    1,278,991
                                                                  ------------
 Net assets...................................................... $254,547,124
                                                                  ============
COMPOSITION OF NET ASSETS:
 Capital stock (par value of $.001 per share) 12 billion shares authorized
 Institutional Class............................................. $    190,323
 Institutional Service Class.....................................       64,228
 Additional paid-in capital......................................  254,296,965
 Accumulated net realized loss
  on investments.................................................       (4,392)
                                                                  ------------
 Net assets...................................................... $254,547,124
                                                                  ============
Institutional Class
 Net assets applicable to outstanding shares..................... $190,318,873
                                                                  ============
 Shares of capital stock outstanding.............................  190,323,265
                                                                  ============
 Net asset value per share outstanding........................... $       1.00
                                                                  ============
Institutional Service Class
 Net assets applicable to outstanding shares..................... $ 64,228,251
                                                                  ============
 Shares of capital stock outstanding.............................   64,228,251
                                                                  ============
 Net asset value per share outstanding........................... $       1.00
                                                                  ============

STATEMENT OF OPERATIONS
For the year ended December 31, 1997

INVESTMENT INCOME:
 Income:
 Interest.......................................................... $11,948,163
                                                                    -----------
 Expenses:
 Administration ...................................................     726,696
 Advisory..........................................................     181,674
 Management........................................................     142,675
 Service...........................................................     128,723
 Registration......................................................      59,679
 Shareholder communication.........................................      50,795
 Professional......................................................      47,914
 Custodian.........................................................      32,626
 Transfer agent....................................................      29,127
 Directors.........................................................       5,952
 Miscellaneous.....................................................       6,352
                                                                    -----------
   Total expenses before
    reimbursement..................................................   1,412,213
 Expense reimbursement from
  Administrator or Manager.........................................    (232,446)
                                                                    -----------
   Net expenses....................................................   1,179,767
                                                                    -----------
 Net investment income.............................................  10,768,396
                                                                    -----------
REALIZED LOSS ON INVESTMENTS:
 Net realized loss on investments..................................        (497)
                                                                    -----------
 Net increase in net assets resulting from operations.............. $10,767,899
                                                                    ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1997 and December 31, 1996

                                                       1997          1996
                                                   ------------  -------------
INCREASE IN NET ASSETS:
 Operations:
 Net investment income............................ $ 10,768,396  $   4,967,474
 Net realized loss on investments.................         (497)          (888)
                                                   ------------  -------------
 Net increase in net assets resulting from
  operations......................................   10,767,899      4,966,586
                                                   ------------  -------------
 Dividends and distributions to shareholders:
 From net investment income:
  Institutional Class.............................   (8,228,621)    (4,202,178)
  Institutional Service Class.....................   (2,539,775)      (765,425)
 From net realized gain on investments:
  Institutional Class.............................       (2,265)           --
  Institutional Service Class.....................         (742)           --
                                                   ------------  -------------
   Total dividends and distributions to
    shareholders..................................  (10,771,403)    (4,967,603)
                                                   ------------  -------------
 Capital share transactions:
 Net proceeds from sale of shares:
  Institutional Class.............................  383,541,801    346,674,956
  Institutional Service Class.....................   90,078,559     58,869,480
 Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions:
  Institutional Class.............................    7,733,123      4,007,693
  Institutional Service Class.....................    2,386,943        650,486
                                                   ------------  -------------
                                                    483,740,426    410,202,615
 Cost of shares redeemed:
  Institutional Class............................. (311,712,755)  (307,790,041)
  Institutional Service Class.....................  (62,901,724)   (27,639,595)
                                                   ------------  -------------
  Increase in net assets derived from capital
   share transactions.............................  109,125,947     74,772,979
                                                   ------------  -------------
  Net increase in net assets......................  109,122,443     74,771,962
NET ASSETS:
 Beginning of year................................  145,424,681     70,652,719
                                                   ------------  -------------
 End of year...................................... $254,547,124  $ 145,424,681
                                                   ============  =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                      INSTITUTIONAL                 INSTITUTIONAL               INSTITUTIONAL
                      INSTITUTIONAL      SERVICE      INSTITUTIONAL    SERVICE    INSTITUTIONAL    SERVICE
                          CLASS           CLASS           CLASS         CLASS         CLASS         CLASS
                      -------------   -------------   ------------- ------------- ------------- -------------
                                                              YEAR ENDED DECEMBER 31
                      ---------------------------------------------------------------------------------------
                                 1997                            1996                        1995
                      -----------------------------   --------------------------- ---------------------------
Net asset value
 at beginning
 of year.........       $   1.00        $   1.00        $   1.00      $   1.00      $   1.00      $   1.00
                        --------        --------        --------      --------      --------      --------
Net investment
 income..........           0.05            0.05            0.05          0.05          0.05          0.05
                        --------        --------        --------      --------      --------      --------
Less dividends
 and
 distributions:
From net
 investment
 income..........          (0.05)          (0.05)          (0.05)        (0.05)        (0.05)        (0.05)
From net realized
 gain on
 investments.....          (0.00)(a)       (0.00)(a)         --            --            --            --
                        --------        --------        --------      --------      --------      --------
Total dividends
 and
 distributions...          (0.05)          (0.05)          (0.05)        (0.05)        (0.05)        (0.05)
                        --------        --------        --------      --------      --------      --------
Net asset value
 at end of year..       $   1.00        $   1.00        $   1.00      $   1.00      $   1.00      $   1.00
                        ========        ========        ========      ========      ========      ========
Total investment
 return .........           5.27%           5.01%           5.11%         4.85%         5.63%         5.46%
Ratios (to
 average net
 assets)/Supplemental
 Data:
 Net investment
  income.........           5.18%           4.93%           5.00%         4.75%         5.48%         5.23%
 Net expenses....           0.50%           0.75%           0.50%         0.75%         0.50%         0.75%
 Expenses (before
  reimbursement)..          0.61%           0.86%           0.67%         0.92%         0.73%         0.98%
Net assets at end
 of year
 (in 000's)......       $190,319        $ 64,228        $110,760      $ 34,664      $ 67,869      $  2,784
                      INSTITUTIONAL CLASS
                      ---------------------
                        1994       1993
                      ---------- ----------
Net asset value
 at beginning
 of year.........     $    1.00  $    1.00
                      ---------- ----------
Net investment
 income..........          0.04       0.03
                      ---------- ----------
Less dividends
 and
 distributions:
From net
 investment
 income..........         (0.04)     (0.03)
From net realized
 gain on
 investments.....           --         --
                      ---------- ----------
Total dividends
 and
 distributions...         (0.04)     (0.03)
                      ---------- ----------
Net asset value
 at end of year..     $    1.00  $    1.00
                      ========== ==========
Total investment
 return .........          3.88%      2.89%
Ratios (to
 average net
 assets)/Supplemental
 Data:
 Net investment
  income.........          3.89%      2.85%
 Net expenses....          0.50%      0.45%
 Expenses (before
  reimbursement)..         0.68%      0.67%
Net assets at end
 of year
 (in 000's)......     $  65,106  $  75,832

--------
(a) Less than one cent per share.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

SHORT-TERM BOND FUND
================================================================================

--------------------------------------------------------------------------------
1997 MARKET HIGHLIGHTS
--------------------------------------------------------------------------------

 . Yields gradually rose during the first quarter of 1997, as the market anticipated a Federal Reserve Board move to increase interest rates 25 basis points at the end of March.

 . Following the Federal Reserve Board's move, expectations of moderating economic growth and lower inflation caused interest rates to gradually decline throughout the rest of the year.

 . Although short-term securities generally underperformed longer-term securities throughout the year, short-term yields declined as the year progressed.

 . In general, declining yields increased prepayment risk among mortgage-backed securities in the second half of the year, but opened selected opportunities among asset-backed bonds and collateralized mortgage obligations (CMOs).

 . The difficulties in Asian markets caused a flight to quality, which benefited high-quality short-term securities.

--------------------------------------------------------------------------------
1997 FUND HIGHLIGHTS
--------------------------------------------------------------------------------

 . One-year returns of 6.13% and 5.98% for Institutional Class shares and Service Class shares, respectively, as of 12/31/97.

 . Both share classes outperformed the average Lipper* short U.S. government fund, which returned 5.82% for the year ended 12/31/97.

 . The Fund's Institutional Class shares received a four-star overall rating from Morningstar Inc.,+ and Service Class shares received a three-star overall rating, as of 12/31/97.

 . In the second half of 1997, the Fund took profits in mortgage-backed securities and increased its exposure to CMOs and low-balance mortgage loans, which contributed positively to the Fund's performance.


The bond markets anticipated the Federal Reserve Board's move to raise interest rates by 25 basis points at the end of March. After that, however, there was a great deal of speculation about whether the Federal Reserve Board would tighten interest rates again. As it happened, expectations of slowing economic growth and reduced inflation expectations may have caused yields to decline from their peak in April through the end of the year.

--------------------------------------------------------------------------------
Basis point One hundredth of one percent in the yield of an investment, i.e., 100 basis points equals 1%.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
* Lipper Analytical Services, Inc. is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges and are based on total returns with capital gains and dividends reinvested.

+ Morningstar, Inc. is an independent fund performance monitor. Its ratings reflect historic risk-adjusted performance, taking fees and sales charges into account, and may change monthly. Its ratings of 1 (low) and 5 (high) stars are based on a fund's 3, 5, and 10-year average annual returns with fee adjustments, in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day Treasury bill monthly returns. The top 10% of funds in a rating group may receive 5 stars, the next 22.5% receive 4 stars, the middle 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. As of 12/31/97, the individual 3- and 5- year rating for the MainStay Institutional Short-Term Bond Fund Institutional Class shares were 3 stars and 4 stars, respectively, out of 1,371 and 771 taxable bond funds for the respective period. The Fund's Service Class shares, introduced 1/1/95, received a 3-year rating of 3 stars out of 1,371 taxable bond funds for the period.

================================================================================

As interest rates declined, prepayment risk increased among most mortgage-backed securities. In the second half of the year, currency and financial problems in Asian markets caused a general flight to quality, which benefited high-quality short-term debt instruments, particularly Treasury securities.

Given this context, how did the MainStay Institutional Short-Term Bond Fund perform?

The MainStay Institutional Short-Term Bond Fund returned 6.13% and 5.98% for Institutional Class shares and Service Class shares, respectively, for the year ended 12/31/97. Both share classes outperformed the average Lipper short U.S. government fund, which returned 5.82%.

How did you manage the Fund over the course of the year?

In the first half of the year, we invested in mortgage-backed and asset-backed securities, seeking to improve on the yields available from Treasuries. As interest rates declined, the Fund began to take profits in these securities as they outperformed, which had a positive impact on performance. In the second half of the year, we recognized the potential for increased prepayment risk of U.S. government mortgage-backed securities in a declining rate environment and substantially reduced the Fund's exposure by year end. Most of the sales were positive for the Fund's portfolio and allowed us to redeploy Fund assets in productive ways.

Were there other notable securities you bought for the Fund?

Yes, as the Asian turmoil unfolded in October, rising credit concerns caused yield spreads on all non-Treasury investments to widen at least 15 basis points. At the time, we saw selected opportunities in agency securities and increased the Fund's exposure by 5%. These securities have performed in line with our expectations, contributing positively to the Fund's performance. In the second half of the year, we also increased the Fund's exposure to low-balance mortgage loans.

What are low-balance loans?

They are securities rated AAA++ principally backed by smaller nonconforming, limited-documentation mortgages to self-employed individuals. The focus is on individuals with impeccable credit credentials. Since the borrowers generally pay about 100 basis points over standard mortgages to get the loans, we found them very attractive for the Fund. While more investors are now beginning to see the opportunities in these securities, the Fund was among the early investors and the securities contributed positively to the Fund's performance.

How did the Fund's Treasury holdings perform?

Treasury yields rose in the first quarter and then rallied as rates declined through the rest of the year. In the short end of the market, interest rates moved very little, so the rally was not huge. But Treasuries were sound investments in the second half of the year, and the Fund benefited from its overweighted position in them as rates declined and bond prices rose.

--------------------------------------------------------------------------------
Easing/Tightening When the Federal Reserve Board moves to lower interest rates it is said to be "easing" or making borrowing more affordable. When it moves to raise interest rates, it is said to be "tightening" or making borrowing more expensive.

Yield The income per share (or current value of a security) paid to investors over a specified period of time as a percentage of the cost of the security. Mutual fund yields are expressed as a percent of the Fund's current price per share.

Prepayment risk As rates decline, it becomes more likely that borrowers will repay their loans before maturity to refinance at lower rates. Lenders or bondholders may see the income stream from existing loans or bonds disappear and may be unable to obtain a similar income stream at the same price in the current market--an additional difficulty known as reinvestment risk.

Flight to quality When investors in general move to improve the credit quality and liquidity of the securities they own, either because of credit concerns or international crisis.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
++ Debt rated AAA has the highest rating assigned by Standard & Poor's, and according to Standard & Poor's the capacity for these securities to pay interest and repay principal is extremely strong.

================================================================================

What is the quality rating of the Fund?

As managers, we are particularly quality conscious. At the end of the year, the Fund did not invest in any high-risk investments, such as high-yield issues or emerging market debt, and it had no foreign currency exposure. The overall quality rating of the Fund's portfolio as of year end was Agency-rated,(S) which is better than AAA.

What do you see ahead?

At year end we saw a flight to quality, which boosted returns in higher-quality debt securities of all maturities. Although we have yet to see how the Asian problems will be resolved, we believe that the Asian market setbacks will help keep domestic inflation and interest rates at relatively low levels. Whatever happens, we will continue to seek to maximize total return, consistent with liquidity, preservation of capital, and investment in short-term debt securities.

Ravi Akhoury
Edward J. Munshower
Portfolio Managers

--------------------------------------------------------------------------------
Mortgage-backed securities Securities representing interests in "pools" of mortgages in which principal and interest payments by the holders of underlying fixed- or adjustable-rate mortgages are, in effect, "passed through" to investors (net of fees paid to the issuer or guarantor of the securities).

Asset-backed securities Bonds or notes backed by loan paper or an anticipated income stream from the sale of merchandise or services. The bonds are generally originated by banks, credit card companies, or other providers of credit and often "enhanced" by a bank letter of credit or by insurance from an institution other than the issuer.

Short end of the market The maturities on income securities may range from as short as overnight to as long as 30 years or more. Short-term bond funds generally invest in the "short end" of the market, which includes securities with a maturity under 3 years.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Past performance is no guarantee of future results.

(S) Agency rating is above AAA. Currently debt rated AAA has the highest rating assigned by Standard & Poor's. These ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the stability or safety of the Fund.

                             [GRAPHS APPEAR HERE]

                  $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                            SHORT-TERM BOND FUND VS
                        SALOMON 1-3 YEAR TREASURY INDEX

                          INSTITUTIONAL CLASS SHARES

                               SHORT-TERM    SALOMON 1-3 YEAR
                  DATE          BOND FUND     TREASURY INDEX
                  ----        -----------   -----------------
                1/2/91            10,000          10,000
                  1991            11,130          11,166
                  1992            11,791          11,870
                  1993            12,459          12,510
                  1994            12,473          12,577
                  1995            13,754          13,927
                  1996            14,415          14,636
                  1997            15,299          15,608

                  $10,000 INVESTED IN MAINSTAY INSTITUTIONAL
                            SHORT-TERM BOND FUND VS
                        SALOMON 1-3 YEAR TREASURY INDEX

                             SERVICE CLASS SHARES

                               SHORT-TERM    SALOMON 1-3 YEAR
                  DATE          BOND FUND     TREASURY INDEX
                  ----          ---------     --------------
                1/2/91           10,000          10,000
                  1991            11,130          11,166
                  1992            11,791          11,870
                  1993            12,459          12,510
                  1994            12,473          12,577
                  1995            13,728          13,927
                  1996            14,340          14,636
                  1997            15,198          15,608

Source: Lipper Analytical Services, Inc.
The graphs assume a $10,000 investment made on 1/2/91.

                                               Total Return*                     SEC Average Annual Total Return*
PERFORMANCE                               as of December 31, 1997                     as of December 31, 1997
----------------------------------------------------------------------------------------------------------------------------

                                              Year to Date                 One Year         Five Year     Since Inception
----------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund Institutional Class          6.13%                      6.13%            5.35%             6.26%
Short-Term Bond Fund Service Class+               5.98%                      5.98%            5.21%             6.16%
Average Lipper Short U.S. Government Fund         5.82%                      5.82%            5.02%             5.86%
Salomon 1-3 Year Treasury Index                   6.64%                      6.64%            5.63%             6.56%

YEAR-BY-YEAR PERFORMANCE
--------------------------------------------------------------------------------

                          Institutional Class Shares

                           [BAR GRAPH APPEARS HERE]

                        Year end           Total Return %*
                        --------           --------------
                          1991                  11.30
                          1992                   5.94
                          1993                   5.67
                          1994                   0.11
                          1995                  10.27
                          1996                   4.81
                          1997                   6.13


QUALITY BREAKDOWN++
(% of bonds as of December 31, 1997)
--------------------------------------------------------------------------------
Government/Agency                     74.43%
AAA                                   22.38%
AA                                     3.19%
                                     -------
                                     100.00%

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(% of net assets as of December 31, 1997)
--------------------------------------------------------------------------------

[PIE CHART APPEARS HERE]

U.S. Government & Agency Bonds                      73.03%
Other Asset-Backed/Mortgage-Backed Securities       21.95%
Cash, Equivalents & Other Assets                     1.89%(S)
Certificates of Deposit                              3.13%

--------------------------------------------------------------------------------

TOP 10 HOLDINGS
(% of net assets as of December 31, 1997)
--------------------------------------------------------------------------------
1.    US Treasury Note, 5/15/99, 6.375%                   14.68%
2.    US Treasury Note, 11/30/99, 7.75%                   14.00%
3.    US Treasury Note, 2/15/00, 5.875%                   11.99%
4.    US Treasury Note, 11/15/99, 7.875%                  10.67%
5.    US Treasury Note, 8/31/00, 6.25%                    10.47%
6.    US Treasury Note, 4/30/00, 6.75%                     5.42%
7.    FNMA, 7/23/99, 5.96%                                 5.12%
8.    RAST 1997-A9, 10/25/27, 10.00%                       3.51%
9.    NASCOR 1997-10 A2, 1/25/07, 6.50%                    3.51%
10.   Newcourt Rec. Asset Trust, 6/20/04, 6.87%            3.40%
--------------------------------------------------------------------------------
TOP 5 INDUSTRY HOLDINGS
(% of net assets as of December 31, 1997)
--------------------------------------------------------------------------------
1.    US Government & Federal Agencies                    73.03%
2.    First Mortgage Loans                                11.56%
3.    Equipment Loans                                      3.40%
4.    Commercial Mortgage Loans                            3.35%
5.    Banks                                                3.13%

Average Maturity                                       2.0 years
(as of 12/31/97)
--------------------------------------------------------------------------------
 * Total return reflects the annual return on an investment including appreciation and dividends or interest. Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends, and, for the Service Class shares, include the service fee of .25%.

 + Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Fund's inception (1/2/91) up to December 31, 1994. Performance figures for these two Classes after this date will vary based on differences in their expense structures.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that upon redemption, shares may be worth more or less than their original cost.

    The Institutional Class shares are sold with no sales charge. The Service Class shares, first offered 1/1/95, are sold with no initial or contingent deferred sales charge, but are subject to an annual shareholder service fee of .25%.

++ Actual percentages will vary over time. Bond quality ratings provided by Standard & Poor's. See the prospectus for details.

(S) Adjusted for liabilities.

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
December 31, 1997

LONG-TERM INVESTMENTS (98.1%)+
ASSET-BACKED SECURITIES (5.4%)

                                                          PRINCIPAL
                                                           AMOUNT       VALUE
                                                         -----------------------
EQUIPMENT LOANS (3.4%)
Newcourt Receivables Asset Trust
 Series 1996-2 Class A
 6.87%, due 6/20/04..................................... $ 1,630,865 $ 1,638,204
                                                                     -----------
RECREATIONAL VEHICLES (2.0%)
Fleetwood Credit Corp.
 Grantor Trust
 Series 1996-A Class A
 6.75%, due 10/17/11....................................     952,067     960,750
                                                                     -----------
Total Asset-Backed Securities
 (Cost $2,586,069)......................................               2,598,954
                                                                     -----------
CERTIFICATE OF DEPOSIT (3.1%)
BANKS (3.1%)
Mercantile Safe Deposit & Trust
 Co., Baltimore, MD
 6.30%, due 8/16/99.....................................   1,500,000   1,505,550
                                                                     -----------
Total Certificate of Deposit
 (Cost $1,500,000)......................................               1,505,550
                                                                     -----------
MORTGAGE-BACKED SECURITIES (14.9%)
COMMERCIAL MORTGAGE LOANS
 (COLLATERALIZED MORTGAGE
 OBLIGATIONS) (3.3%)
Financial Asset Securitization, Inc.
 Series 1997-NAM2 Class FA8
 10.00%, due 7/25/27....................................   1,531,930   1,613,183
                                                                     -----------
FIRST MORTGAGE LOANS (COLLATERALIZED MORTGAGE OBLIGATIONS) (11.6%)
Norwest Asset Securities Corp.
 Series 1997-10 Class A2
 6.50%, due 8/25/27.....................................   1,685,000   1,688,454
Countrywide Mortgage-Backed
 Securities, Inc.
 Series 1997-A8 Class A2
 10.00%, due 10/25/27...................................   1,078,326   1,199,077
 Series 1997-A9 Class A8
 10.00%, due 11/26/27...................................   1,594,178   1,692,189
Structured Asset Securities Corp.
 Series 1996-2 Class A1
 7.00%, due 8/25/26.....................................     981,713     986,543
                                                                     -----------
                                                                       5,566,263
                                                                     -----------
Total Mortgage-Backed Securities
 (Cost $7,177,377)......................................               7,179,446
                                                                     -----------

--------
+ Percentages indicated are based on Fund net assets.

U.S. GOVERNMENT & FEDERAL AGENCY
(73.0%)

                                                   PRINCIPAL
                                                     AMOUNT       VALUE
                                                   -----------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
 (MEDIUM TERM NOTE) (5.1%)
 5.96%, due 7/23/99............................... $2,460,000  $ 2,466,027
                                                               -----------
UNITED STATES TREASURY NOTES (67.9%)
 5.50%, due 11/15/98..............................    330,000      329,640
 5.875%, due 2/15/00 (a)..........................  5,750,000    5,772,482
 6.25%, due 8/31/00 (a)...........................  4,975,000    5,041,864
 6.375%, due 5/15/99..............................  7,005,000    7,069,586
 6.75%, due 4/30/00...............................  2,550,000    2,608,166
 7.75%, due 11/30/99..............................  6,500,000    6,740,695
 7.875%, due 11/15/99.............................  4,950,000    5,140,278
                                                               -----------
                                                                32,702,711
                                                               -----------
Total U.S. Government &
 Federal Agency
 (Cost $35,055,990)...............................              35,168,738
                                                               -----------
YANKEE BOND (1.7%)
FINANCE (1.7%)
Deutsche Bank Finance NV
 6.375%, due 12/23/98.............................    795,000      798,132
                                                               -----------
Total Yankee Bond
 (Cost $797,576)..................................                 798,132
                                                               -----------
Total Long Term Investments
 (Cost $47,117,012)...............................              47,250,820
                                                               -----------
SHORT-TERM INVESTMENT (0.5%)
COMMERCIAL PAPER (0.5%)
American General Finance Corp.
 6.652%, due 1/2/98...............................    225,000      225,000
                                                               -----------
Total Short-Term Investment
 (Cost $225,000)..................................                 225,000
                                                               -----------
Total Investments
 (Cost $47,342,012) (b)...........................       98.6%  47,475,820 (c)
Cash and Other Assets,
 Less Liabilities.................................        1.4      683,918
                                                   ----------  -----------
Net Assets........................................      100.0% $48,159,738
                                                   ==========  ===========

--------
(a) Represents securities out on loan or a portion which is out on loan.
(b) The cost for Federal income tax purposes is $47,367,190.
(c) At December 31, 1997 net unrealized appreciation was $108,630, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $174,152 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $65,522.

 The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
SHORT-TERM BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1997

ASSETS:
 Investment in securities, at value (identified cost
  $47,342,012).................................................... $47,475,820
 Cash.............................................................       3,359
 Collateral held for securities loaned, at value (Note 6).........   4,142,500
 Receivables:
 Interest.........................................................     593,766
 Fund shares sold.................................................     144,965
                                                                   -----------
   Total assets...................................................  52,360,410
                                                                   -----------
LIABILITIES:
 Securities lending collateral, at value (Note 6).................   4,142,500
 Payables:
 Fund shares redeemed.............................................      13,663
 MainStay Management..............................................      12,484
 Transfer agent...................................................       4,689
 Custodian........................................................       4,607
 Accrued expenses.................................................      22,729
                                                                   -----------
   Total liabilities..............................................   4,200,672
                                                                   -----------
 Net assets....................................................... $48,159,738
                                                                   ===========
COMPOSITION OF NET ASSETS:
 Capital stock (par value of $.001 per share) 1 billion shares authorized
 Institutional Class.............................................. $     4,969
 Institutional Service Class......................................         158
 Additional paid-in capital.......................................  55,133,627
 Accumulated undistributed net investment income..................       4,103
 Accumulated net realized loss on investments.....................  (7,116,927)
 Net unrealized appreciation on investments.......................     133,808
                                                                   -----------
 Net assets....................................................... $48,159,738
                                                                   ===========
Institutional Class
 Net assets applicable to outstanding shares...................... $46,674,494
                                                                   ===========
 Shares of capital stock outstanding..............................   4,968,960
                                                                   ===========
 Net asset value per share outstanding............................ $      9.39
                                                                   ===========
Institutional Service Class
 Net assets applicable to outstanding shares...................... $ 1,485,244
                                                                   ===========
 Shares of capital stock outstanding..............................     158,386
                                                                   ===========
 Net asset value per share outstanding............................ $      9.38
                                                                   ===========

STATEMENT OF OPERATIONS
For the year ended December 31, 1997

INVESTMENT INCOME:
 Income:
 Interest........................................................... $3,521,289
                                                                     ----------
 Expenses:
 Administration.....................................................    207,375
 Advisory...........................................................     69,125
 Management.........................................................     32,585
 Professional.......................................................     31,310
 Transfer agent.....................................................     25,214
 Registration.......................................................     23,790
 Custodian..........................................................     15,501
 Shareholder communication..........................................      8,215
 Service............................................................      3,822
 Directors..........................................................      1,668
 Miscellaneous......................................................      5,226
                                                                     ----------
   Total expenses before
    reimbursement...................................................    423,831
 Expense reimbursement from Administrator or Manager................   (110,927)
                                                                     ----------
   Net expenses.....................................................    312,904
                                                                     ----------
 Net investment income..............................................  3,208,385
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments...................................   (245,150)
 Net change in unrealized appreciation on investments...............    107,487
                                                                     ----------
 Net realized and unrealized loss on investments....................   (137,663)
                                                                     ----------
 Net increase in net assets resulting from operations............... $3,070,722
                                                                     ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

SHORT-TERM BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1997 and December 31, 1996

                                                         1997         1996
                                                      -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
 Net investment income............................... $ 3,208,385  $ 3,831,143
 Net realized loss on investments....................    (245,150)    (490,723)
 Net change in unrealized appreciation on
  investments........................................     107,487     (637,312)
                                                      -----------  -----------
 Net increase in net assets resulting from
  operations.........................................   3,070,722    2,703,108
                                                      -----------  -----------
 Dividends to shareholders:
 From net investment income:
  Institutional Class................................  (3,108,772)  (3,734,256)
  Institutional Service Class........................     (95,584)     (90,257)
                                                      -----------  -----------
   Total dividends to shareholders...................  (3,204,356)  (3,824,513)
                                                      -----------  -----------
 Capital share transactions:
 Net proceeds from sale of shares:
  Institutional Class................................  19,252,118   61,352,652
  Institutional Service Class........................     803,378      806,649
 Net asset value of shares issued to shareholders in
  reinvestment of dividends:
  Institutional Class................................   3,108,769    3,734,256
  Institutional Service Class........................      95,581       90,257
                                                      -----------  -----------
                                                       23,259,846   65,983,814
 Cost of shares redeemed:
  Institutional Class................................ (33,366,279) (57,100,440)
  Institutional Service Class........................    (720,752)    (671,716)
                                                      -----------  -----------
  Increase (decrease) in net assets derived from
   capital share transactions........................ (10,827,185)   8,211,658
                                                      -----------  -----------
  Net increase (decrease) in net assets.............. (10,960,819)   7,090,253
NET ASSETS:
 Beginning of year...................................  59,120,557   52,030,304
                                                      -----------  -----------
 End of year......................................... $48,159,738  $59,120,557
                                                      ===========  ===========
 Accumulated undistributed net investment income..... $     4,103  $    31,925
                                                      ===========  ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.
SHORT-TERM BOND FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                    INSTITUTIONAL               INSTITUTIONAL               INSTITUTIONAL
                      INSTITUTIONAL    SERVICE    INSTITUTIONAL    SERVICE    INSTITUTIONAL    SERVICE
                          CLASS         CLASS         CLASS         CLASS         CLASS         CLASS     INSTITUTIONAL CLASS
                      ------------- ------------- ------------- ------------- ------------- ------------- ---------------------
                                                               YEAR ENDED DECEMBER 31
                      ---------------------------------------------------------------------------------------------------------
                                 1997                        1996                        1995               1994        1993
                      --------------------------- --------------------------- --------------------------- ---------  ----------
Net asset value
 at beginning
 of year.........        $  9.48       $ 9.46        $  9.68       $ 9.67        $  9.37       $ 9.37     $   10.33  $    11.23
                         -------       ------        -------       ------        -------       ------     ---------  ----------
Net investment
 income..........           0.67         0.64           0.66         0.64           0.65         0.64          0.97        0.72
Net realized and
 unrealized gain
 (loss) on
 investments.....          (0.09)       (0.08)         (0.20)       (0.21)          0.31         0.30         (0.96)      (0.12)
                         -------       ------        -------       ------        -------       ------     ---------  ----------
Total from
 investment
 operations......           0.58         0.56           0.46         0.43           0.96         0.94          0.01        0.60
                         -------       ------        -------       ------        -------       ------     ---------  ----------
Less dividends
 and
 distributions:
From net
 investment
 income..........          (0.67)       (0.64)         (0.66)       (0.64)         (0.65)       (0.64)        (0.97)      (1.36)
From net realized
 gain on
 investments.....            --           --             --           --             --           --            --        (0.04)
In excess of net
 investment
 income..........            --           --             --           --             --           --            --        (0.02)
In excess of net
 realized gain on
 investments.....            --           --             --           --             --           --            --        (0.08)
                         -------       ------        -------       ------        -------       ------     ---------  ----------
Total dividends
 and
 distributions...          (0.67)       (0.64)         (0.66)       (0.64)         (0.65)       (0.64)        (0.97)      (1.50)
                         -------       ------        -------       ------        -------       ------     ---------  ----------
Net asset value
 at end of year..        $  9.39       $ 9.38        $  9.48       $ 9.46        $  9.68       $ 9.67     $    9.37  $    10.33
                         =======       ======        =======       ======        =======       ======     =========  ==========
Total investment
 return .........           6.13%        5.98%          4.81%        4.46%         10.27%       10.07%         0.11%       5.67%
Ratios (to
 average net
 assets)/Supplemental
 Data:
 Net investment
  income.........           6.24%        5.99%          5.85%        5.60%          6.38%        6.13%         5.90%       6.32%
 Net expenses....           0.60%        0.85%          0.60%        0.85%          0.60%        0.85%         0.60%       0.55%
 Expenses (before
  reimbursement)..          0.82%        1.07%          0.79%        1.04%          0.82%        1.07%         0.72%       0.68%
Portfolio
 turnover rate...            153%         153%           195%         195%           171%         171%          269%        232%
Net assets at end
 of year
 (in 000's)......        $46,674       $1,485        $57,805       $1,316        $50,902       $1,128     $  62,340  $  148,846

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
NOTE 1--Organization and Business:
-------------------------------------------------------------------------------

MainStay Institutional Funds Inc. (the "Company") was incorporated in the state of Maryland on September 21, 1990 and commenced operations on January 2, 1991. The Company is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("Investment Company Act"). As of December 31, 1997 the Company has eleven separate investment portfolios:
EAFE Index Fund, Growth Equity Fund, Indexed Equity Fund, International Equity Fund, Multi-Asset Fund, Value Equity Fund, Bond Fund, Indexed Bond Fund, International Bond Fund, Money Market Fund and Short-Term Bond Fund (individually or collectively referred to as a "Fund" or the "Funds").

  The International Bond Fund and the International Equity Fund commenced operations on January 1, 1995.

  Each Fund currently offers two classes of shares as follows: Institutional Class shares and Institutional Service Class shares. The Company has adopted a Shareholder Services Plan with respect to the Institutional Service Class of each Fund. The Institutional Class shares and Institutional Service Class shares are substantially the same, except that the Institutional Service Class shares bear the fees payable under the Shareholder Services Plan at an annual rate of 0.25% of the average daily net assets of the outstanding Institutional Service Class shares ("Shareholder Service Fee"). The distribution of Institutional Service Class shares commenced on January 1, 1995.

  The investment objectives for each of the Funds of the Company are as follows:

  The EAFE Index Fund seeks to provide investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the Morgan Stanley Capital International Europe, Australia and Far East ("EAFE") Index.

  The Growth Equity Fund seeks long-term growth of capital. Dividend income, if any, is a consideration incidental to the Fund's objective of growth of capital.

  The Indexed Equity Fund seeks to provide investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.

  The International Equity Fund seeks long-term growth of capital by investing in a portfolio consisting primarily of non-U.S. equity securities. Current income is a secondary objective.

  The Multi-Asset Fund seeks to maximize total return, consistent with certain percentage constraints on amounts allocated to each asset class, from a combination of common stocks, fixed income securities, and money market investments.

  The Value Equity Fund seeks maximum long-term total return from a combination of capital growth and income. The Fund is not designed or managed primarily to produce current income.

  The Bond Fund seeks to maximize total return, consistent with liquidity, low risk to principal and investment in debt securities.

  The Indexed Bond Fund seeks to provide investment results that correspond to the total return performance of fixed income securities in the aggregate, as represented by the Salomon Brothers Broad Investment Grade Bond Index.

  The International Bond Fund seeks to provide total return by investing primarily in a portfolio of non-U.S. (primarily government) debt securities.

  The Money Market Fund seeks to provide a high level of current income while preserving capital and maintaining liquidity.

  The Short-Term Bond Fund seeks to maximize total return, consistent with liquidity, preservation of capital and investment in short-term debt securities.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

-------------------------------------------------------------------------------
NOTE 2--Significant Accounting Policies:
-------------------------------------------------------------------------------

The following is a summary of significant accounting policies followed by the
Company:

                                      (A)

VALUATION OF FUND SHARES. The net asset value per share of each Class of shares of each Fund is calculated on each day the New York Stock Exchange (the "Exchange") is open for trading as of the close of regular trading on the Exchange. The net asset value per share of each Class of shares is determined by taking the assets attributable to that Class, subtracting the liabilities attributable to that Class, and dividing the result by the outstanding shares of that Class.

The Money Market Fund seeks to maintain a net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

                                      (B)

SECURITIES VALUATION. Portfolio securities of the Money Market Fund are valued at their amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date.

  Portfolio securities of each of the other Funds are stated at value determined (a) by appraising common and preferred stocks which are traded on the Exchange at the last sale price on that day or, if no sale occurs, the mean between the closing bid price and asked price; (b) by appraising common and preferred stocks traded on other United States national securities exchanges or foreign securities exchanges as nearly as possible in the manner described in (a) by reference to their principal exchange, including the National Association of Securities Dealers National Market System; (c) by appraising over-the-counter securities quoted on the National Association of Securities Dealers ("NASDAQ") system (but not listed on the National Market System) at the bid price supplied through such system; (d) by appraising over-the-counter securities not quoted on the NASDAQ system and securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market at prices supplied by a pricing agent selected by a Fund's sub-adviser if such prices are deemed to be representative of market values at the regular close of business of the Exchange; (e) by appraising debt securities at prices supplied by a pricing agent selected by a Fund's sub-adviser, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques if those prices are deemed by a Fund's sub-adviser to be representative of market values at the regular close of business of the Exchange; (f) by appraising options and futures contracts at the last sale price on the market where any such option or futures are principally traded; and (g) by appraising all other securities and other assets, including over-the-counter common and preferred stocks not quoted on the NASDAQ system, securities not listed or traded on foreign exchanges whose operations are similar to the U.S. over-the-counter market and debt securities for which prices are supplied by a pricing agent but are not deemed by a Fund's sub-adviser to be representative of market values, but excluding money market instruments with a remaining maturity of 60 days or less and including restricted securities and securities for which no market quotations are available, at fair value in accordance with procedures approved by the Company's Board of Directors. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing the difference between market value on the 61st day prior to maturity and value on maturity date if their original term to maturity at purchase exceeded 60 days.

  Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange will not be reflected in the Funds' calculation of net asset values unless a Fund's sub-adviser deems that the particular event would materially affect such Fund's net asset value, in which case an adjustment will be made.

                                      (C)

FEDERAL INCOME TAXES. Each of the Funds is treated as a separate entity for Federal income tax purposes. The Company's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Fund within the allowable time limits. Therefore, no Federal income or excise tax provision is required.

  Investment income received by a Fund from foreign sources may be subject to foreign income taxes withheld at the source.

                                      (D)

STATEMENT OF POSITION 93-2. Permanent book-tax differences relating to shareholder distributions have been reclassified. Net investment income
(loss), net realized gain (loss), and net assets are not affected. The following table discloses the current year reclassifications between accumulated undistributed net investment income (loss) and accumulated undistributed net realized gain (loss) on investments. The reclassifications for the Funds relate primarily to the character for tax purposes of certain short-term gains and losses.

                                                         ACCUMULATED
                                                        UNDISTRIBUTED
                                          ACCUMULATED    NET REALIZED
                           ACCUMULATED   UNDISTRIBUTED  GAIN (LOSS) ON
                          UNDISTRIBUTED   NET REALIZED     FOREIGN     ADDITIONAL
                          NET INVESTMENT  GAIN (LOSS)      CURRENCY     PAID-IN
                          INCOME (LOSS)  ON INVESTMENTS  TRANSACTIONS   CAPITAL
                          -------------- -------------- -------------- ----------
EAFE Index Fund.........   $   215,252    $  (227,396)   $     12,176   $   (32)
Growth Equity Fund......     2,035,692     (2,035,692)              0         0
Indexed Equity Fund.....             0            235               0      (235)
International Equity
 Fund...................    10,477,054       (149,033)    (10,328,021)        0
Multi-Asset Fund........      (107,748)        75,390          32,358         0
Bond Fund...............       (57,627)        62,373               0    (4,746)
Indexed Bond Fund.......       (15,712)        15,712               0         0
International Bond Fund.     1,308,158              0      (1,308,158)        0
Short-Term Bond Fund....       (31,851)        31,852               0        (1)

                                      (E)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are recorded on the ex-dividend date. For the Money Market Fund, dividends are declared daily and paid monthly. Each of the other Funds intends to declare and pay substantially all of their net investment income and net realized gains not less frequently than once a year. Income distributions and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

                                      (F)

SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Company records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method and include gains and losses from repayments of principal on mortgage related and other asset-backed securities. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Discounts on securities, other than short-term securities, purchased for all Funds are accreted on the constant yield method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Premiums on securities purchased are not amortized for any Fund except the Money Market Fund which amortizes the premium on the constant yield method over the life of the respective securities.

                                      (G)

ORGANIZATION COSTS. Organization costs incurred for the International Bond Fund and the International Equity Fund are being amortized over a maximum period of 60 months beginning January 1, 1995, the date such Funds commenced operations. In the event that any of the initial shares purchased by affiliates of New York Life Insurance Company ("New York Life"), are redeemed, proceeds of such redemption will be reduced by the proportionate amount of the unamortized deferred organizational expenses which the number of shares redeemed bears to the total number of initial shares purchased.

                                      (H)

EXPENSES. Expenses with respect to any two or more Funds are allocated in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made.

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

  The investment income and expenses (other than expenses incurred under the Shareholder Services Plan), and realized and unrealized gains and losses on investments of a Fund are allocated to separate classes of shares based upon their relative net assets on the date the income is earned or expenses and realized and unrealized gains and losses are incurred.

                                      (I)

USE OF ESTIMATES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                                      (J)

FOREIGN CURRENCY TRANSACTIONS. The books and records of the Company are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:

    (i) market value of investment securities, other assets and liabilities-- at the valuation date

    (ii) income and expenses--at the date of such transactions.

  The assets and liabilities are presented at the exchange rates and market values at the close of the year. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices are not separately presented. However, gains and losses from certain foreign currency transactions are treated as ordinary income for Federal income tax purposes.

  Net realized gain (loss) on foreign currency transactions represents net gains and losses on forward currency transactions, net currency gains and losses realized as a result of differences between the amounts of security sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. The International Bond Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the year. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities at year-end exchange rates are reflected in unrealized foreign exchange gains or losses.

  There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions.

EAFE INDEX FUND

Foreign cash held at December 31, 1997:

                     CURRENCY                 COST    VALUE
        ----------------------------------- -------- --------
        Japanese Yen        (Yen)25,726,224 $197,862 $197,862
        Pound Sterling      (Pounds) 89,858  141,529  142,797
                                            -------- --------
                                            $339,391 $340,659
                                            ======== ========

INTERNATIONAL EQUITY FUND

Foreign cash held at December 31, 1997:

                     CURRENCY                 COST    VALUE
        ----------------------------------- -------- --------
        Australian Dollar   A$       21,354 $ 14,067 $ 13,914
        Deutsche Mark       DM        3,956    2,230    2,200
        French Franc        FF       13,137    2,209    2,184
        Hong Kong Dollar    HK          664       86       86
        Japanese Yen        (Yen)11,555,684   89,554   95,661
        Netherland Guilder  NG        5,547    2,783    2,736
        New Zealand Dollar  N$       33,279   19,643   19,325
        Pound Sterling      (Pounds)  2,722    4,508    4,478
        Spanish Peseta      SP    3,641,961   24,550   23,895
                                            -------- --------
                                            $159,630 $164,479
                                            ======== ========

INTERNATIONAL BOND FUND

Foreign cash held at December 31, 1997:

                     CURRENCY                  COST      VALUE
        ----------------------------------- ---------- ----------
        Argentine Peso      AP       13,586 $   13,595 $   13,589
        Danish Krone        DK      632,567     93,796     92,381
        Deutsche Mark       DM    2,451,896  1,382,693  1,363,605
        French Franc        FF   12,280,582  2,042,221  2,041,316
        Hong Kong Dollar    HK        1,351        175        174
        Italian Lira        IL      822,890        474        466
        New Zealand Dollar  N$      306,406    177,439    177,930
        Pound Sterling      (Pounds)143,181    237,223    235,592
        Spanish Peseta      SP    3,904,165     25,983     25,615
        Swedish Krona       SK      500,660     64,372     63,098
                                            ---------- ----------
                                            $4,037,971 $4,013,766
                                            ========== ==========

                                      (K)

FORWARD CURRENCY CONTRACTS. A forward currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Forward currency contracts are used for hedging purposes. (see Note 5).

INTERNATIONAL EQUITY FUND

Forward foreign currency contracts open at December 31, 1997:

                                                                     UNREALIZED
                             CONTRACT AMOUNT      CONTRACT AMOUNT  APPRECIATION/
                                   SOLD              PURCHASED     (DEPRECIATION)
                          ---------------------- ----------------- --------------
FOREIGN CURRENCY SALE
 CONTRACTS
---------------------
Australian Dollar vs.
 U.S. Dollar, expiring
 2/3/98 ................  A$           1,030,000 $         699,087   $  27,417
Deutsche Mark vs. Pound
 Sterling, expiring
 1/14/98 ...............  DM          13,797,146 (Pounds)4,924,000     416,575
Deutsche Mark vs. Swed-
 ish Krona, expiring
 3/16/98 ...............  DM           5,343,625 S   K  23,435,000     (25,210)
Deutsche Mark vs. U.S.
 Dollar, expiring
 1/7/98-1/20/98 ........  DM          28,413,593 $      16,275,956     460,896
French Franc vs.
 Deutsche Mark, expiring
 2/18/98 ...............  FF           6,400,000 DM      1,911,132        (976)
Italian Lira vs.
 Deutsche Mark, expiring
 1/12/98 ...............  IL       4,342,000,000 DM      4,409,017      (3,742)
New Zealand Dollar vs.
 U.S. Dollar, expiring
 1/26/98 ...............  N$           3,670,000 $       2,119,058      (7,098)
Norwegian Krone vs.
 Deutsche Mark, expiring
 1/30/98 ...............  NK           3,825,000 DM        940,265       4,083
Pound Sterling vs.
 Deutsche Mark, expiring
 1/14/98................  (Pounds)       970,000 DM      2,870,463       2,823
Pound Sterling vs.
 Deutsche Mark, expiring
 1/15/98................  (Pounds)     1,235,000 DM      3,564,457     (46,394)
Spanish Peseta vs.
 Deutsche Mark, expiring
 1/12/98 ...............  SP         379,470,000 DM      4,481,223       3,554
Swiss Franc vs. Deutsche
 Mark, expiring 1/20/98
 .......................  CF           4,930,000 DM      6,117,384      17,810

FOREIGN CURRENCY BUY         CONTRACT AMOUNT      CONTRACT AMOUNT
 CONTRACTS                      PURCHASED              SOLD
--------------------      ---------------------- -----------------
Australian Dollar vs.
 U.S. Dollar, expiring
 2/3/98 ................  A$           1,030,000 $         690,934     (19,264)
Deutsche Mark vs. U.S.
 Dollar, expiring
 1/7/98-1/20/98 ........  DM          28,186,758 $      16,282,050    (592,118)
                                                                     ---------
Net unrealized
 appreciation on forward
 foreign currency
 contracts..............                                             $ 238,356
                                                                     =========

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

INTERNATIONAL BOND FUND

Forward foreign currency contracts open at December 31, 1997:

                                                                    UNREALIZED
                               CONTRACT AMOUNT    CONTRACT AMOUNT APPRECIATION/
                                     SOLD            PURCHASED    (DEPRECIATION)
                             -------------------- --------------- --------------
FOREIGN CURRENCY SALE CON-
 TRACTS
--------------------------
Australian Dollar vs. U.S.
 Dollar, expiring 2/3/98...  A$           475,000 $       322,394   $  12,643
Canadian Dollar vs. U.S.
 Dollar, expiring 2/23/98 .  C$         5,120,000 $     3,579,418      (4,433)
Danish Krone vs. Deutsche
 Mark, expiring 1/22/98 ...  DK         5,985,000 DM    1,570,166        (677)
Deutsche Mark vs. French
 Franc, expiring 2/18/98 ..  DM         5,230,232 FF   17,515,000       2,671
Deutsche Mark vs. Pound
 Sterling, expiring 1/15/98
 ..........................  DM         1,862,583 (Pounds)645,000      23,682
Deutsche Mark vs. U.S. Dol-
 lar, expiring 1/2/98-
 1/20/98...................  DM         8,228,261 $     4,734,715     157,266
French Franc vs. U.S. Dol-
 lar, expiring 1/2/98-
 3/26/98...................  FF        23,790,000 $     4,021,815      57,746
Irish Punt vs. Deutsche
 Mark, expiring 1/15/98 ...  IP           900,000   DM  2,314,575       5,973
Irish Punt vs. U.S. Dollar,
 expiring 1/15/98..........  IP           357,000 $       542,729      34,030
Italian Lira vs. Deutsche
 Mark, expiring 1/12/98 ...  IL        94,000,000 DM       95,801         114
Italian Lira vs. Deutsche
 Mark, expiring 1/12/98....  IL       240,000,000 DM      243,957         (66)
New Zealand Dollar vs. U.S.
 Dollar, expiring 1/26/98 .  N$         3,555,000 $     2,052,657      (6,875)
Pound Sterling vs. Deutsche
 Mark, expiring 1/15/98 ...  (Pounds)   1,280,000 DM    3,603,597     (98,594)
Pound Sterling vs. U.S.
 Dollar, expiring 1/15/98 .  (Pounds)     600,000 $       997,200      10,699
Pound Sterling vs. U.S.
 Dollar, expiring 1/15/98..  (Pounds)      60,000 $        97,038      (1,612)
South African Rand vs. U.S.
 Dollar, expiring 1/29/98 .  ZAR        1,740,000 $       355,175         516
Spanish Peseta vs. Deutsche
 Mark, expiring 1/12/98 ...  SP         7,100,000 DM       83,845          66
Swedish Krona vs. Deutsche
 Mark, expiring 2/10/98 ...  SK        15,395,000 DM    3,526,248      23,330
Swiss Franc vs. Deutsche
 Mark, expiring 1/20/98 ...  CF         1,255,000 DM    1,557,265       4,534
                               CONTRACT AMOUNT    CONTRACT AMOUNT
                                  PURCHASED            SOLD
                             -------------------- ---------------
FOREIGN CURRENCY BUY CON-
 TRACTS
-------------------------
Deutsche Mark vs. U.S. Dol-
 lar, expiring 1/2/98-
 1/20/98 ..................  DM         8,007,851 $     4,585,000    (129,919)
French Franc vs. U.S. Dol-
 lar, expiring 1/2/98 .....  FF        11,880,000 $     2,000,000     (25,271)
Pound Sterling vs. U.S.
 Dollar, expiring 1/15/98 .  (Pounds)     321,000 $       547,690     (19,912)
Spanish Peseta vs. U.S.
 Dollar, expiring 1/12/98 .  SP        81,000,000 $       542,532     (10,929)
                                                                    ---------
Net unrealized appreciation
 on forward foreign cur-
 rency contracts...........                                         $  34,982
                                                                    =========

                                      (L)

REPURCHASE AGREEMENTS. A repurchase agreement is an agreement between a seller and a buyer, usually of U.S. Government securities, whereby the seller agrees to repurchase the securities at an agreed upon price and, usually, at a stated time. At the time the Funds enter into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement and, in the case of repurchase agreements exceeding one day, the value of the underlying security, including accrued interest, is required during the term of the agreement to be equal to or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in a segregated account of the Funds' custodian. In the case of repurchase agreements exceeding one day, the market value of the underlying securities is monitored by pricing the underlying securities daily. In the event of the bankruptcy of a counterparty, realization of the collateral may be delayed or limited.


                                      (M)

FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a securities index. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin". When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Futures contracts are used for hedging purposes (see Note 5).

                                      (N)

MORTGAGE DOLLAR ROLLS. A mortgage dollar roll ("MDR") is a transaction in which a Fund sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The MDR transactions of a Fund are classified as purchase and sale transactions. The securities sold in connection with the MDRs are removed from the portfolio and a realized gain or loss is recognized. The securities the Funds have agreed to acquire are included at market value in the portfolio of investments and liabilities for such purchase commitments are included as payables for investments purchased. The Fund maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price, including accrued interest. MDR transactions involve certain risks, including the risk that the MBS returned to the Fund at the end of the roll, while substantially similar, could be inferior to what was initially sold to the counterparty.

                                      (O)

SECURITIES LENDING. The Fund may lend its securities to broker-dealers and financial institutions. The loans are secured by collateral (cash or securities) at least equal at all times to the market value of the securities loaned. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

-------------------------------------------------------------------------------
NOTE 3--Fees and Related Party Policies:
-------------------------------------------------------------------------------

                                      (A)

INVESTMENT ADVISORY, ADMINISTRATION, AND MANAGEMENT FEES. Through November 20, 1997, MacKay-Shields Financial Corporation ("MacKay-Shields"), a registered investment adviser and an indirect wholly-owned subsidiary of New York Life, served as investment adviser to the Growth Equity Fund, International Equity Fund, Value Equity Fund, Bond Fund, International Bond Fund and Short-Term Bond Fund under an Investment Advisory Agreement. New York Life served as the investment adviser to the Money Market Fund under an Investment Advisory Agreement and Monitor Capital Advisors Inc. ("Monitor Capital"), a registered investment adviser and an indirect wholly-owned subsidiary of New York Life, served as investment adviser to the EAFE Index Fund, Indexed Equity Fund, Multi-Asset Fund and Indexed Bond Fund under an Investment Advisory Agreement. New York Life served as the administrator for the Funds through November 20, 1997.

  The Company, on behalf of each Fund, paid the above referenced investment advisers and administrator a monthly fee for the services performed and the facilities furnished at an annual rate of the average daily net assets of that Fund as follows for the period January 1, 1997 through November 20, 1997:

                                                           ADVISER ADMINISTRATOR
                                                           ------- -------------
   EAFE Index Fund........................................  .15%       .80%
   Growth Equity Fund.....................................  .25%       .60%
   Indexed Equity Fund....................................  .10%       .40%
   International Equity Fund..............................  .35%       .50%
   Multi-Asset Fund.......................................  .15%       .50%
   Value Equity Fund......................................  .25%       .60%
   Bond Fund..............................................  .20%       .55%
   Indexed Bond Fund......................................  .10%       .40%
   International Bond Fund................................  .30%       .50%
   Money Market Fund......................................  .10%       .40%
   Short-Term Bond Fund...................................  .15%       .45%

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

  The administrator (in the case of the Indexed Equity Fund together with Monitor Capital, the Fund's investment adviser) voluntarily agreed to assume the portion of the Funds' operating expenses for the period January 1, 1997 through November 20, 1997, for the following Funds to the extent the expenses (excluding service fees) on an annualized basis exceeded the indicated percentages:

EAFE Index Fund............   .94%   Indexed Bond Fund......... .50%
Indexed Equity Fund........   .30%   International Bond Fund... .95%
International Equity Fund..  1.00%   Money Market Fund......... .50%
Bond Fund..................   .75%   Short-Term Bond Fund...... .60%

  In connection with the voluntary expense limitations, the administrator assumed the following expenses for the period January 1, 1997 through November 20, 1997:

EAFE Index Fund....... $  229,592    Indexed Bond Fund....... $161,693
Indexed Equity Fund...  1,878,195*   International Bond
International Equity                  Fund...................   60,073
 Fund.................     35,792    Money Market Fund.......  194,751
Bond Fund.............    154,845    Short-Term Bond Fund....   96,101

--------
* For the Indexed Equity Fund the administrator assumed $1,518,395, Monitor Capital the adviser assumed $359,800.

  Commencing November 21, 1997, MainStay Management, Inc. ("MainStay Management"), an indirect wholly-owned subsidiary of New York Life, serves as manager and provides management services to the Company under a Management Agreement. MacKay-Shields, Monitor Capital and New York Life serve as sub-advisers for the Funds referenced above under Sub-Advisory Agreements with MainStay Management.

  The Company, on behalf of each Fund, pays the manager a monthly fee for the services performed and facilities furnished at an annual rate of average daily net assets of that Fund as follows:

EAFE Index Fund............. .95%    Bond Fund................. .75%
Growth Equity Fund.......... .85%    Indexed Bond Fund......... .50%
Indexed Equity Fund......... .50%    International Bond Fund... .80%
International Equity Fund... .85%    Money Market Fund......... .50%
Multi-Asset Fund............ .65%    Short-Term Bond Fund...... .60%
Value Equity Fund........... .85%

  Pursuant to the terms of the Sub-Advisory Agreements between MainStay Management and each of the above referenced sub-advisers, the manager pays each Fund's respective sub-adviser a monthly fee at an annual rate of average daily net assets of that Fund as follows:

EAFE Index Fund............. .15%    Bond Fund................. .20%
Growth Equity Fund.......... .25%    Indexed Bond Fund......... .10%
Indexed Equity Fund......... .10%    International Bond Fund... .30%
International Equity Fund... .35%    Money Market Fund......... .10%
Multi-Asset Fund............ .15%    Short-Term Bond Fund...... .15%
Value Equity Fund........... .25%

  MainStay Management voluntarily agreed to assume the portion of the Fund's operating expenses for the period November 21, 1997 through December 31, 1997, for the following Funds to the extent the expenses (excluding service fees) on an annualized basis exceeded the indicated percentages:

EAFE Index Fund............   .94%   Indexed Bond Fund........... .50%
Indexed Equity Fund........   .30%   International Bond Fund..... .95%
International Equity Fund..  1.00%   Money Market Fund........... .50%
Bond Fund..................   .75%   Short-Term Bond Fund........ .60%

  In connection with the voluntary expense limitations, MainStay Management assumed the following expenses for the period November 21, 1997 through December 31, 1997:

EAFE Index Fund........ $ 42,915     Indexed Bond Fund........  $19,676
Indexed Equity Fund....  290,267**   International Bond Fund..   14,104
International Equity                 Money Market Fund........   37,695
 Fund..................   13,689     Short-Term Bond Fund.....   14,826
Bond Fund..............   18,927

--------
** For the Indexed Equity Fund the manager assumed $236,104, Monitor Capital the sub-adviser assumed $54,163.

  The Growth Equity Fund, Multi-Asset Fund and the Value Equity Fund do not have a voluntary expense limitation.

  These voluntary expense limitations will remain in effect through December 31, 1998, after which they may be terminated or revised at anytime.

                                      (B)

SERVICE FEES. In accordance with the Shareholder Services Plan, New York Life has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to Institutional Service Class shareholders. For its services, New York Life is entitled to a Shareholder Service Fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Institutional Service Class of each Fund.

                                      (C)

DISTRIBUTOR. NYLIFE Distributors Inc. ("NYLIFE Distributors"), an indirect wholly-owned subsidiary of New York Life serves as the Company's distributor and principal underwriter (the "Distributor") pursuant to a Distribution Agreement. The Distributor is not obligated to sell any specific amount of the Company's shares, and receives no compensation from the Company pursuant to the Distribution Agreement.

                                      (D)

DIRECTORS FEES. Directors, other than those affiliated with New York Life, MacKay-Shields, Monitor Capital or NYLIFE Distributors, are paid an annual fee of $24,000 and $1,000 for each Board of Directors and Committee meeting attended plus reimbursement for travel and out-of-pocket expenses.

                                      (E)

CAPITAL. The Funds have been advised that at December 31, 1997 affiliates of New York Life owned a significant number of shares of the Funds with the following market values:

EAFE Index Fund......  $ 38,543,427  Bond Fund............ $133,775,388
Growth Equity Fund...   621,432,763  Indexed Bond Fund....   96,005,824
Indexed Equity Fund..   794,068,709  International Bond
International Equity                  Fund................   45,975,897
 Fund................    91,489,440  Money Market Fund....  126,667,451
Multi-Asset Fund.....   272,451,578  Short-Term Bond
Value Equity Fund....   776,035,346   Fund................   12,996,930

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

                                      (F)

OTHER. Fees for the cost of legal services provided to the Company by the Office of General Counsel of New York Life are charged to the Funds. For the year ended December 31, 1997 these fees were as follows:

EAFE Index Fund.......... $ 5,547    Bond Fund................  $10,651
Growth Equity Fund.......  35,544    Indexed Bond Fund........    6,995
Indexed Equity Fund......  44,589    International Bond Fund..    3,099
International Equity                 Money Market Fund........   10,907
 Fund....................   7,984    Short-Term Bond Fund.....    3,243
Multi-Asset Fund.........  21,822
Value Equity Fund........  52,150

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

-------------------------------------------------------------------------------
NOTE 4--Federal Income Tax:
-------------------------------------------------------------------------------

At December 31, 1997, for Federal income tax purposes, capital loss carryforwards, as shown in the table below, were available to the extent provided by regulations to offset future realized gains of each respective Fund through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Additionally, as shown in the table below, certain Funds intend to elect, to the extent provided by regulations, to treat certain qualifying capital losses that arose during the year after October 31, 1997 as if they arose on January 1, 1998.

                                CAPITAL LOSS                     CAPITAL LOSS
                              AVAILABLE THROUGH AMOUNT (000'S) DEFERRED (000'S)
                              ----------------- -------------- ----------------
   EAFE Index Fund...........                      $     0          $  135
                                                   =======          ======
   International Equity
    Fund.....................                      $     0          $5,288
                                                   =======          ======
   Bond Fund.................       2002           $10,864
                                    2004             1,625
                                                   -------
                                                   $12,489          $  213
                                                   =======          ======
   Indexed Bond Fund.........       2004           $ 1,439
                                    2005                44
                                                   -------
                                                   $ 1,483          $  120
                                                   =======          ======
   Money Market Fund.........                      $     0          $    4
                                                   =======          ======
   Short-Term Bond Fund......       2001           $   164
                                    2002             4,478
                                    2003             1,770
                                    2004               485
                                    2005               173
                                                   -------
                                                   $ 7,070          $   22
                                                   =======          ======

The Multi-Asset Fund intends to elect to treat for Federal income tax purposes approximately $11,032 of qualifying foreign exchange losses that arose during the year after October 31, 1997 as if they arose on January 1, 1998. The Bond Fund utilized $1,757,701 of capital loss carryforwards during the current year.

-------------------------------------------------------------------------------
NOTE 5--Financial Investments:
-------------------------------------------------------------------------------

The EAFE Index Fund's, International Equity Fund's, Multi-Asset Fund's and International Bond Fund's use of forward contracts, involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract amount reflects the extent of each Fund's involvement in these financial instruments. Risks arise from the possible movements in the foreign exchange rates underlying these instruments. The unrealized appreciation (depreciation) on forward contracts reflects each Fund's exposure at year end to credit loss in the event of a counterparty's failure to perform its obligations.

  The EAFE Index Fund's and Multi-Asset Fund's use of forward foreign currency exchange contracts are intended to minimize the risk of loss to the Fund from adverse changes in the relationship between U.S. dollar and foreign currencies. The International Equity Fund and International Bond Fund enter into forward currency exchange contracts in order to protect against uncertainty in the level of future foreign currency exchange rates.

   The EAFE Index Fund's, Indexed Equity Fund's, Multi-Asset Fund's and Indexed Bond Fund's use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract or notional amounts and variation margin reflect the extent of each Fund's involvement in open futures positions. Risks arise from possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, each Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

  The EAFE Index Fund and Indexed Equity Fund invests in stock index futures contracts to maintain cash reserves while remaining fully invested, to facilitate trading, or to reduce transaction costs. The Multi-Asset Fund has entered into contracts for the future delivery of debt securities and invests in stock index futures contracts to rebalance the Fund's portfolio composition and risk profile to meet asset class constraints. The Indexed Bond Fund invests in contracts for the future delivery of debt securities in order to attempt to maintain cash reserves while remaining fully invested, to facilitate trading, or to reduce transaction costs.

-------------------------------------------------------------------------------
NOTE 6--Portfolio Securities Loaned:
-------------------------------------------------------------------------------

At December 31, 1997, the Bond Fund and Short-Term Bond Fund had portfolio securities with a fair market value of $41,108,992 and $4,034,700, respectively, on loan to broker-dealers and government securities dealers.

Cash collateral received by the Bond Fund and Short-Term Bond Fund are invested in investment grade commercial paper, or other securities in accordance with the Funds' Securities Lending Procedures. Such investments are included as an asset and a corresponding liability in the Statement of Assets and Liabilities. While these Funds invest cash collateral in investment grade securities or other "high quality" investment vehicles, the Funds bear the risk that liability for the collateral may exceed the value of the investment. Non-cash collateral received and held by the Bond Fund, in the form of U.S. Government obligations, had a value of $3,527,250 at December 31, 1997.

Net income earned on securities lending amounted to $63,266 and $6,390, net of broker fees and rebates, respectively, for the year ended December 31, 1997 which is included as interest income on the Statement of Operations.

-------------------------------------------------------------------------------
NOTE 7--Line of Credit:
-------------------------------------------------------------------------------

The Funds maintain a line of credit with the custodian in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. There was no outstanding balance on this line of credit at December 31, 1997.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------
NOTE 8--Purchases and Sales of Securities (in 000's):
--------------------------------------------------------------------------------

During the year ended December 31, 1997, purchases and sales of securities, other than securities subject to repurchase transactions and short-term securities, were as follows:

                            EAFE Index       Growth Equity     Indexed Equity   International Equity
                               Fund               Fund              Fund                Fund
                         PURCHASES  SALES  PURCHASES  SALES   PURCHASES  SALES   PURCHASES    SALES
                       -------------------------------------------------------------------------------
U.S. Government securi-
 ties                     $  --    $   --  $    --   $    --  $    --   $   --  $      --   $      --
All others                 5,132    40,652  230,671   224,899  176,462   23,041     42,037      62,482
                       -------------------------------------------------------------------------------
Total                     $5,132   $40,652 $230,671  $224,899 $176,462  $23,041 $   42,037  $   62,482
                       ===============================================================================

--------------------------------------------------------------------------------
NOTE 9--Capital Share Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in capital shares were as follows:

                                        EAFE Index                                             Growth Equity
                                           Fund                                                    Fund
                  Institutional Institutional Institutional Institutional Institutional Institutional Institutional Institutional
                      Class     Service Class     Class     Service Class     Class     Service Class     Class     Service Class
                  ------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
                          Year ended                  Year ended                  Year ended                  Year ended
                             1997                        1996                        1997                        1996
                  ---------------------------------------------------------------------------------------------------------------
Shares sold             766            9          1,451           17           7,615           160         8,895           183
Shares issued in
 reinvestment of
 dividends and
 distributions        1,467           12            190            1           2,018            28           983            13
                  ---------------------------------------------------------------------------------------------------------------
                      2,233           21          1,641           18           9,633           188         9,878           196
Shares redeemed      (3,202)          (6)        (1,192)          (9)         (6,715)          (78)       (7,148)          (28)
                  ---------------------------------------------------------------------------------------------------------------
Net increase
 (decrease)            (969)          15            449            9           2,918           110         2,730           168
                  ===============================================================================================================
                                        Multi-Asset                                            Value Equity
                                           Fund                                                    Fund
                  Institutional Institutional Institutional Institutional Institutional Institutional Institutional Institutional
                      Class     Service Class     Class     Service Class     Class     Service Class     Class     Service Class
                  ------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
                          Year ended                  Year ended                  Year ended                  Year ended
                             1997                        1996                        1997                        1996
                  ---------------------------------------------------------------------------------------------------------------
Shares sold           3,058          260          3,939          188          10,407           287        11,047           686
Shares issued in
 reinvestment of
 dividends and
 distributions        3,152           74            917           14           9,661           105         5,285            93
                  ---------------------------------------------------------------------------------------------------------------
                      6,210          334          4,856          202          20,068           392        16,332           779
Shares redeemed      (2,779)         (84)        (3,494)         (84)        (11,665)         (649)       (6,392)          (71)
                  ---------------------------------------------------------------------------------------------------------------
Net increase
 (decrease)           3,431          250          1,362          118           8,403          (257)        9,940           708
                  ===============================================================================================================
                                    International Bond                                         Money Market
                                           Fund                                                    Fund
                  Institutional Institutional Institutional Institutional Institutional Institutional Institutional Institutional
                      Class     Service Class     Class     Service Class     Class     Service Class     Class     Service Class
                  ------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
                          Year ended                  Year ended                  Year ended                  Year ended
                             1997                        1996                        1997                        1996
                  ---------------------------------------------------------------------------------------------------------------
Shares sold             137            5            187           18         383,542        90,079       346,675        58,869
Shares issued in
 reinvestment of
 dividends and
 distributions          567            3            609            3           7,733         2,387         4,008           651
                  ---------------------------------------------------------------------------------------------------------------
                        704            8            796           21         391,275        92,466       350,683        59,520
Shares redeemed        (546)          (5)           (93)          (1)       (311,713)      (62,902)     (307,790)      (27,640)
                  ---------------------------------------------------------------------------------------------------------------
Net increase
 (decrease)             158            3            703           20          79,562        29,564        42,893        31,880
                  ===============================================================================================================

                                                      MAINSTAY
                                                      INSTITUTIONAL FUNDS INC.

--------------------------------------------------------------------------------

   Multi-Asset        Value Equity           Bond          Indexed Bond    International Bond    Short-Term Bond
      Fund                Fund               Fund              Fund               Fund                Fund
PURCHASES   SALES  PURCHASES  SALES   PURCHASES  SALES   PURCHASES  SALES  PURCHASES   SALES    PURCHASES  SALES
-----------------------------------------------------------------------------------------------------------------
$ 7,969    $   --  $    --   $    --  $378,754  $366,505  $37,468  $33,068  $     --  $     --   $64,841  $67,399
 49,083     98,241  576,265   602,457  208,414   220,149   12,326    3,875     79,852    77,845   12,421   12,593
-----------------------------------------------------------------------------------------------------------------
$57,052    $98,241 $576,265  $602,457 $587,168  $586,654  $49,794  $36,943  $  79,852 $  77,845  $77,262  $79,992
=================================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    Indexed Equity                                        International Equity
                         Fund                                                     Fund
Institutional  Institutional Institutional Institutional Institutional Institutional Institutional Institutional
    Class      Service Class     Class     Service Class     Class     Service Class     Class     Service Class
-------------  ------------- ------------- ------------- ------------- ------------- ------------- -------------
        Year ended                   Year ended                  Year ended                  Year ended
           1997                         1996                        1997                        1996
----------------------------------------------------------------------------------------------------------------
   12,006           404         12,964          232          1,051       14              1,803           47
    1,180            16          1,075           10          1,247        7                994            5
----------------------------------------------------------------------------------------------------------------
   13,186           420         14,039          242          2,298       21              2,797           52
   (6,821)         (187)        (4,575)         (17)        (2,721)     (28)              (260)          (4)
----------------------------------------------------------------------------------------------------------------
    6,365           233          9,464          225           (423)      (7)             2,537           48
================================================================================================================
                         Bond                                                 Indexed Bond
                         Fund                                                     Fund
Institutional  Institutional Institutional Institutional Institutional Institutional Institutional Institutional
    Class      Service Class     Class     Service Class     Class     Service Class     Class     Service Class
-------------  ------------- ------------- ------------- ------------- ------------- ------------- -------------
        Year ended                   Year ended                  Year ended                  Year ended
           1997                         1996                        1997                        1996
----------------------------------------------------------------------------------------------------------------
      944            67          1,404          129          2,458      131              2,467          228
    1,129             9          1,130           10            710       17                699           17
----------------------------------------------------------------------------------------------------------------
    2,073            76          2,534          139          3,168      148              3,166          245
   (1,737)          (86)        (3,576)         (47)        (2,590)    (130)            (7,620)         (25)
----------------------------------------------------------------------------------------------------------------
      336           (10)        (1,042)          92            578       18             (4,454)         220
================================================================================================================
                    Short-Term Bond
                         Fund
Institutional  Institutional Institutional Institutional
    Class      Service Class     Class     Service Class
-------------  ------------- ------------- -------------
        Year ended                   Year ended
           1997                         1996
--------------------------------------------------------
    1,988            82          6,225           82
      331            10            394           10
--------------------------------------------------------
    2,319            92          6,619           92
   (3,450)          (73)        (5,775)         (70)
--------------------------------------------------------
   (1,131)           19            844           22
========================================================

REPORT OF INDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------

To the Board of Directors and Shareholders of MainStay Institutional Funds Inc.

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of EAFE Index Fund, Growth Equity Fund, Indexed Equity Fund, International Equity Fund, Multi-Asset Fund, Value Equity Fund, Bond Fund, Indexed Bond Fund, International Bond Fund, Money Market Fund, and Short-Term Bond Fund (constituting MainStay Institutional Funds Inc., hereafter referred to as the "Funds") at December 31, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York
February 23, 1998

OFFICERS AND DIRECTORS

Stephen C. Roussin
Chairman and Director

Patrick G. Boyle
Director

Lawrence Glacken
Director

Robert P. Mulhearn
Director

Susan B. Kerley
Director

Linda M. Livornese
President

Jefferson C. Boyce
Senior Vice President

Robert Fenster
Vice President

Richard Zuccaro
Tax Vice President

Anthony W. Polis
Treasurer

Sara L. Badler
Secretary


MANAGER

MainStay Management, Inc.

SUB-ADVISERS

New York Life Insurance Company
MacKay Shields Financial Corporation
Monitor Capital Advisors, Inc.


DISTRIBUTOR

NYLIFE Distributors Inc.

TRANSFER AGENT

Boston Financial Data Services

CUSTODIAN

The Bank of New York

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP

LEGAL COUNSEL

Dechert Price & Rhoads

[LOGO OF MAINSTAY
 INSTITUTIONAL FUNDS INC.
 APPEARS HERE]

 MAINSTAY(R)
INSTITUTIONAL
 FUNDS INC.

This is a copy of a report by MainStay Institutional Funds Inc. to the shareholders. Distribution of this report to persons other than these shareholders is authorized only when accompanied or preceded by a current prospectus. This report does not offer for sale or solicit orders to buy any securities.


Sub-Advisers:
New York Life Insurance Company
MacKay Shields Financial Corporation
Monitor Capital Advisors, Inc.








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